UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.59%
	Aerospace & Defense — 2.82%
51,054	B/E Aerospace, Inc.	$2,637
686	General Dynamics Corp.	106
1,013	Hexcel Corp.	45
560	Huntington Ingalls Industries, Inc.	86
38,511	L-3 Communications Holdings, Inc.	5,806
7,456	Lockheed Martin Corp.	1,787
278	Orbital ATK, Inc.	21
883	Raytheon Co.	120
1,494	Rockwell Collins, Inc.	126
1,687	Spirit Aerosystems Holdings, Inc., Class – A (a)	75
4,006	Textron, Inc.	159
21,760	The Boeing Co.	2,867
30,068	United Technologies Corp.	3,055

		16,890

	Air Freight & Logistics — 0.42%
4,353	C.H. Robinson Worldwide, Inc.	307
305	Expeditors International of Washington, Inc.	16
20,135	United Parcel Service, Inc., Class – B	2,201

		2,524

	Airlines — 0.95%
1,502	Alaska Air Group, Inc.	99
2,544	American Airlines Group, Inc.	93
1,151	Copa Holdings SA, Class – A	101
124,046	Delta Air Lines, Inc.	4,882
5,316	JetBlue Airways Corp. (a)	92
7,555	Southwest Airlines Co.	294
1,185	Spirit Airlines, Inc. (a)	50
1,615	United Continental Holdings, Inc. (a)	85

		5,696

	Auto Components — 1.34%
910	BorgWarner, Inc.	32
492	Gentex Corp.	9
1,269	Goodyear Tire & Rubber Co.	41
3,477	Johnson Controls International PLC	162
27,202	Lear Corp.	3,297
104,067	Magna International, Inc., ADR	4,471

		8,012

	Automobiles — 1.01%
236,417	Ford Motor Co.	2,854
61,476	General Motors Co.	1,953
23,163	Harley-Davidson, Inc.	1,218

		6,025

	Banks — 7.01%
7,809	Associated Banc-Corp.	153
658,280	Bank of America Corp.	10,301
1,269	Bank of Hawaii Corp.	92
4,958	BankUnited, Inc.	150
55,844	BB&T Corp.	2,106
1,241	BOK Financial Corp.	86
3,755	CIT Group, Inc.	136
31,136	Citigroup, Inc.	1,471
1,486	Citizens Financial Group, Inc.	37
3,264	Comerica, Inc.	154
396	Commerce Bancshares, Inc.	20
2,718	Cullen/Frost Bankers, Inc.	196
2,720	East West Bancorp, Inc.	100
38,843	Fifth Third Bancorp	795
52	First Hawiian, Inc. (a)	—

Shares	Security Description	Value (000)
	Banks (continued)
1,098	First Horizon National Corp.	$17
137	First Republic Bank	11
5,193	Huntington Bancshares, Inc.	51
71,984	JPMorgan Chase & Co.	4,792
56,209	KeyCorp	684
7,215	M&T Bank Corp.	838
5,795	PacWest Bancorp	249
11,114	People’s United Financial, Inc.	176
26,817	PNC Financial Services Group, Inc.	2,416
1,891	Popular, Inc.	72
68,032	Regions Financial Corp.	671
841	Signature Bank (a)	100
25,499	SunTrust Banks, Inc.	1,117
784	SVB Financial Group (a)	87
593	Synovus Financial Corp.	19
2,943	TCF Financial Corp.	43
72,831	U.S. BanCorp	3,123
262,983	Wells Fargo & Co.	11,644
200	Western Alliance Bancorp (a)	8
3,752	Zions BanCorp.	116

		42,031

	Beverages — 1.18%
62	Brown-Forman Corp., Class – A	3
1,203	Brown-Forman Corp., Class – B	57
5,499	Dr. Pepper Snapple Group, Inc.	502
827	Molson Coors Brewing Co., Class – B	91
905	Monster Beverage Corp. (a)	133
27,351	PepsiCo, Inc.	2,975
78,592	The Coca-Cola Co.	3,326

		7,087

	Biotechnology — 2.17%
44,145	AbbVie, Inc.	2,784
50	Alnylam Pharmaceuticals, Inc. (a)	3
20,254	Amgen, Inc.	3,379
1,947	Biogen Idec, Inc. (a)	609
77,572	Gilead Sciences, Inc.	6,138
624	Intrexon Corp. (a)	17
37	Juno Therapeutics, Inc. (a)	1
155	OPKO Health, Inc. (a)	2
667	United Therapeutics Corp. (a)	79

		13,012

	Building Products — 0.03%
226	Armstrong World Industries, Inc. (a)	9
14	Lennox International, Inc.	2
556	Masco Corp.	19
1,798	Owens Corning, Inc.	97
1,373	USG Corp. (a)	35

		162

	Capital Markets — 2.86%
35	Affiliated Managers Group, Inc. (a)	5
27,475	Ameriprise Financial, Inc.	2,741
2,093	Artisan Partners Asset Management, Inc., Class – A	57
4,449	BlackRock, Inc., Class – A	1,613
10,908	CME Group, Inc.	1,140
1,331	E*Trade Financial Corp. (a)	39
3,448	Eaton Vance Corp.	135
2,847	Federated Investors, Inc., Class – B	84
6,885	Franklin Resources, Inc.	245
6,524	Goldman Sachs Group, Inc.	1,052

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
267	Interactive Brokers Group, Inc., Class – A	$9
301	IntercontinentalExchange Group, Inc.	81
72,370	Invesco Ltd.	2,263
10,688	Lazard Ltd., Class – A	389
7,608	Legg Mason, Inc.	255
3,153	LPL Financial Holdings, Inc.^	94
108	Moody’s Corp.	12
70,529	Morgan Stanley	2,261
3,923	Northern Trust Corp.	267
5,349	NorthStar Asset Management Group, Inc.	69
603	Raymond James Financial, Inc.	35
7,451	State Street Corp.	519
47,341	T. Rowe Price Group, Inc.	3,148
130	TD Ameritrade Holding Corp.	5
1,141	The Charles Schwab Corp.	36
534	The NASDAQ OMX Group, Inc.	36
11,512	Thomson Reuters Corp.	476

		17,066

	Chemicals — 2.67%
6,038	Air Products & Chemicals, Inc.	908
548	Albemarle Corp.	47
296	Ashland Global Holdings, Inc.	34
2,691	Cabot Corp.	141
1,918	Celanese Corp., Series A	128
130,723	CF Industries Holdings, Inc.	3,183
22,710	E.I. du Pont de Nemours & Co.	1,521
13,413	Eastman Chemical Co.	908
124	FMC Corp.	6
8,625	Huntsman Corp.	140
15,137	LyondellBasell Industries NV, Class – A	1,221
739	Monsanto Co.	76
8	NewMarket Corp.	3
808	Platform Speciality Products Corp. (a)	7
24,478	Praxair, Inc.	2,958
53,216	The Dow Chemical Co.	2,758
71,293	The Mosaic Co.	1,744
1,530	The Scotts Miracle-Gro Co.	127
150	W.R. Grace & Co.	11
512	Westlake Chemical Corp.	27

		15,948

	Commercial Services & Supplies — 0.29%
234	Clean Harbors, Inc. (a)	11
773	Copart, Inc. (a)	41
4,799	Covanta Holding Corp.	74
4,213	KAR Auction Services, Inc.	182
7,853	Pitney Bowes, Inc.	143
6,497	R.R. Donnelley & Sons Co.	102
7,703	Republic Services, Inc., Class – A	389
22	Stericycle, Inc. (a)	2
12,702	Waste Management, Inc.	809

		1,753

	Communications Equipment — 0.87%
738	Arris International PLC (a)	21
28,980	Brocade Communications Systems, Inc.	267
136,288	Cisco Systems, Inc.	4,323
223	EchoStar Corp., Class – A (a)	10
4,224	Harris Corp.	387
6,504	Juniper Networks, Inc.	156
754	Motorola Solutions, Inc.	58

		5,222

Shares	Security Description	Value (000)
	Construction & Engineering — 0.06%
766	AECOM Technology Corp. (a)	$23
570	Chicago Bridge & Iron Co.	16
2,204	Fluor Corp.	113
1,903	Jacobs Engineering Group, Inc. (a)	98
2,160	KBR, Inc.	33
2,096	Quanta Services, Inc. (a)	59
267	Valmont Industries, Inc.	36

		378

	Construction Materials — 0.01%
410	Eagle Materials, Inc., Class – A	32
29	Martin Marietta Materials, Inc.	5
63	Vulcan Materials Co.	7

		44

	Consumer Finance — 2.65%
2,116	Ally Financial, Inc.	41
15,158	American Express Co.	971
71,742	Capital One Financial Corp.	5,153
18,371	Discover Financial Services	1,039
16,761	Navient Corp.	243
67,957	OneMain Holdings, Inc. (a)	2,103
1,960	Santander Consumer USA Holdings, Inc. (a)	24
7,902	SLM Corp. (a)	59
223,116	Synchrony Financial	6,247

		15,880

	Containers & Packaging — 0.32%
223	AptarGroup, Inc.	17
27	Avery Dennison Corp.	2
3,053	Bemis Co., Inc.	156
1,187	Crown Holdings, Inc. (a)	68
468	Graphic Packaging Holding Co.	7
13,943	International Paper Co.	668
3,739	Packaging Corp. of America	304
3,036	Sonoco Products Co.	160
11,135	WestRock Co.	540

		1,922

	Distributors — 0.08%
4,605	Genuine Parts Co.	463

	Diversified Consumer Services — 0.03%
21	Graham Holdings Co.	10
8,485	H&R Block, Inc.	197

		207

	Diversified Financial Services — 0.36%
14,490	Berkshire Hathaway, Inc., Class – B (a)	2,093
1,567	Leucadia National Corp.	30
975	Voya Financial, Inc.	28

		2,151

	Diversified Telecommunication Services — 3.20%
269,359	AT&T, Inc.	10,939
27,438	CenturyLink, Inc.	753
59,702	Frontier Communications Corp.	248
5,578	Level 3 Communications, Inc. (a)	259
2,046	SBA Communications Corp., Class – A (a)	229
128,250	Verizon Communications, Inc.	6,666
2,280	Zayo Group Holdings, Inc. (a)	68

		19,162

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electric Utilities — 2.73%
2,007	Alliant Energy Corp.	$77
46,964	American Electric Power, Inc.	3,016
268	Avangrid, Inc.	11
9,859	Duke Energy Corp.	789
69,395	Edison International	5,015
2,453	Entergy Corp.	188
4,572	Eversource Energy	248
73,470	Exelon Corp.	2,446
6,008	FirstEnergy Corp.	199
2,251	Great Plains Energy, Inc.	61
1,550	Hawaiian Electric Industries, Inc.	46
363	ITC Holdings Corp.	17
6,544	NextEra Energy, Inc.	800
2,839	OGE Energy Corp.	90
4,106	PG&E Corp.	251
1,506	Pinnacle West Capital Corp.	114
30,343	Portland General Electric Co.	1,292
21,510	PPL Corp.	744
13,319	The Southern Co.	683
1,201	Westar Energy, Inc.	68
4,507	Xcel Energy, Inc.	185

		16,340

	Electrical Equipment — 1.57%
3,574	AMETEK, Inc.	171
86,763	Eaton Corp. PLC	5,701
49,096	Emerson Electric Co.	2,676
1,945	Hubbell, Inc.	210
714	Regal-Beloit Corp.	42
5,547	Rockwell Automation, Inc.	679
321	SolarCity Corp. (a)	6

		9,485

	Electronic Equipment, Instruments & Components — 0.38%
1,622	Arrow Electronics, Inc. (a)	104
2,248	Avnet, Inc.	92
52,816	Corning, Inc.	1,249
901	Dolby Laboratories, Inc., Class – A	49
1,591	Fitbit, Inc., Class – A (a)	24
653	FLIR Systems, Inc.	21
2,535	Ingram Micro, Inc.	90
481	IPG Photonics Corp. (a)	40
891	Jabil Circuit, Inc.	19
16,213	Keysight Technologies, Inc. (a)	514
3,147	National Instruments Corp.	89
251	Trimble Navigation Ltd. (a)	7
50	Zebra Technologies Corp., Class – A (a)	3

		2,301

	Energy Equipment & Services — 3.04%
7,971	Baker Hughes, Inc.	402
1,177	Diamond Offshore Drilling, Inc.	21
674	Dril-Quip, Inc. (a)	38
1,437	Ensco PLC, Class – A, ADR	11
4,035	FMC Technologies, Inc. (a)	120
1,847	Franks International NV	24
15,760	Halliburton Co.	707
75,537	Helmerich & Payne, Inc.	5,083
13,567	Nabors Industries Ltd.	165
6,829	National Oilwell Varco, Inc.	251
1,185	Noble Corp. PLC	8
22,120	Oceaneering International, Inc.	609
2,615	Patterson-UTI Energy, Inc.	58

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
599	Rowan Cos. PLC, Class – A	$9
1,059	RPC, Inc. (a)	18
133,248	Schlumberger Ltd.	10,479
2,687	Superior Energy Services, Inc.	48
1,645	Transocean, Ltd. (a)	18
16,344	Weatherford International PLC (a)	91

		18,160

	Equity Real Estate Investment Trusts — 1.99%
1,189	Alexandria Real Estate Equities, Inc.	129
1,869	American Campus Communities, Inc.	95
793	American Homes 4 Rent, Class – A	17
3,270	Apartment Investment & Management Co., Class – A	150
3,696	Apple Hospitality REIT, Inc.	68
2,800	AvalonBay Communities, Inc.	498
1,505	Boston Properties, Inc.	205
3,485	Brandywine Realty Trust	54
4,110	Brixmor Property Group, Inc.	114
1,737	Camden Property Trust	145
1,668	Care Capital Properties, Inc.	48
2,858	Columbia Property Trust, Inc.	64
1,824	Communications Sales & Leasing, Inc.	57
1,867	Corporate Office Properties Trust	53
1,224	Corrections Corp. of America	17
3,586	Crown Castle International Corp.	338
2,477	CubeSmart	68
847	CyrusOne, Inc.	40
1,290	DCT Industrial Trust, Inc.	63
6,829	DDR Corp.	119
1,672	Digital Realty Trust, Inc.	162
2,089	Douglas Emmett, Inc.	77
4,779	Duke Realty Corp.	131
907	Empire State Realty Trust, Inc., Class – A	19
1,435	EPR Properties	113
1,250	Equity Commonwealth (a)	38
1,464	Equity One, Inc.	45
7,421	Equity Residential	477
1,227	Essex Property Trust, Inc.	273
1,534	Extra Space Storage, Inc.	122
727	Federal Realty Investment Trust	112
2,349	Forest City Realty Trust, Inc., Class – A	54
1,878	Gaming & Leisure Properties, Inc.	63
12,149	General Growth Properties, Inc.	335
7,430	HCP, Inc.	282
1,339	Healthcare Trust of America, Inc., Class – A	44
2,058	Highwoods Properties, Inc.	107
3,185	Hospitality Properties Trust	95
15,557	Host Hotels & Resorts, Inc.	242
2,618	Iron Mountain, Inc.	98
931	Kilroy Realty Corp.	65
8,038	Kimco Realty Corp.	233
1,377	Lamar Advertising Co., Class – A	90
2,874	Liberty Property Trust	116
872	Life Storage, Inc.	78
1,488	Mid-America Apartment Communities, Inc.	140
1,945	National Retail Properties, Inc.	99
1,818	NorthStar Realty Finance Corp.	24
3,591	OMEGA Healthcare Investors, Inc.	127
2,017	Outfront Media, Inc.	48
1,851	Paramount Group, Inc.	30
3,101	Piedmont Office Realty Trust, Inc., Class – A	68

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
1,197	Post Properties, Inc.	$79
10,202	Prologis, Inc.	546
1,655	Public Storage	369
2,565	Rayonier, Inc.	68
5,036	Realty Income Corp.	337
1,294	Regency Centers Corp.	100
4,897	Retail Properties of America, Inc., Class – A	82
4,390	Senior Housing Properties Trust	100
3,341	Simon Property Group, Inc.	691
2,114	SL Green Realty Corp.	229
6,423	Spirit Realty Capital, Inc.	86
3,261	Store Capital Corp.	96
1,351	Sun Communities, Inc.	106
1,724	Tanger Factory Outlet Centers, Inc.	67
861	Taubman Centers, Inc.	64
3,123	The Macerich Co.	253
5,320	UDR, Inc.	191
6,223	Ventas, Inc.	440
14,842	VEREIT, Inc.	154
2,292	Vornado Realty Trust	232
2,406	Weingarten Realty Investors	94
7,256	Welltower, Inc.	543
15,665	Weyerhaeuser Co.	500
2,114	WP Carey, Inc.	136

		11,912

	Food & Staples Retailing — 1.59%
323	CVS Caremark Corp.	29
1,075	Sprouts Farmers Market, Inc. (a)	22
15,759	Sysco Corp.	772
138,607	The Kroger Co.	4,115
8,461	Walgreens Boots Alliance, Inc.	682
52,321	Wal-Mart Stores, Inc.	3,773
3,721	Whole Foods Market, Inc.	105

		9,498

	Food Products — 1.39%
41,925	Archer-Daniels-Midland Co.	1,767
11,579	Bunge Ltd.	686
6,613	Campbell Soup Co.	362
438	ConAgra Foods, Inc.	21
15,869	Flowers Foods, Inc.	240
19,289	General Mills, Inc.	1,232
4,357	Hershey Co.	417
1,765	Hormel Foods Corp.	67
510	Ingredion, Inc.	68
7,610	Kellogg Co.	590
1,628	Mead Johnson Nutrition Co.	129
14,235	Mondelez International, Inc., Class – A	625
252	Pilgrim’s Pride Corp.	5
551	Pinnacle Foods, Inc.	28
129	Post Holdings, Inc. (a)	10
719	The Hain Celestial Group, Inc. (a)	26
564	The J.M. Smucker Co.	76
19,891	The Kraft Heinz Co.	1,779
179	TreeHouse Foods, Inc. (a)	16
2,437	Tyson Foods, Inc., Class – A	182

		8,326

	Gas Utilities — 0.02%
482	Atmos Energy Corp.	36
694	National Fuel Gas Co.	38
354	Piedmont Natural Gas Co., Inc.	21

Shares	Security Description	Value (000)
	Gas Utilities (continued)
820	UGI Corp.	$37

		132

	Health Care Equipment & Supplies — 0.66%
49,645	Abbott Laboratories	2,099
336	Alere, Inc. (a)	15
6,778	Baxter International, Inc.	323
7,772	Danaher Corp.	609
1,107	Dentsply Sirona, Inc.	66
25	Hill-Rom Holdings, Inc.	2
6,747	Medtronic PLC	583
406	St. Jude Medical, Inc.	32
170	Teleflex, Inc.	29
64	The Cooper Cos., Inc.	11
867	Varian Medical Systems, Inc. (a)	86
425	Zimmer Holdings, Inc.	55

		3,910

	Health Care Providers & Services — 2.34%
228	Acadia Healthcare Co., Inc. (a)	11
27,574	Aetna, Inc.	3,183
113	AmSurg Corp. (a)	8
3,351	Anthem, Inc.	420
877	Brookdale Senior Living, Inc. (a)	15
17,421	Cardinal Health, Inc.	1,354
247	Centene Corp. (a)	17
40,095	CIGNA Corp.	5,225
485	DaVita Healthcare Partners, Inc. (a)	32
147	Envision Healthcare Holdings, Inc. (a)	3
354	Express Scripts Holding Co. (a)	25
473	HCA Holdings, Inc. (a)	36
56	Humana, Inc.	10
278	Laboratory Corp. of America Holdings (a)	38
546	LifePoint Hospitals, Inc. (a)	32
17,129	McKesson Corp.	2,856
130	MEDNAX, Inc. (a)	9
152	Premier, Inc., Class – A (a)	5
693	Quest Diagnostics, Inc.	59
3,400	UnitedHealth Group, Inc.	476
1,086	Universal Health Services, Inc., Class – B	134
402	WellCare Health Plans, Inc. (a)	47

		13,995

	Health Care Technology — 0.00%
889	Allscripts Healthcare Solutions, Inc. (a)	12

	Hotels, Restaurants & Leisure — 1.05%
657	Aramark	25
2,055	Brinker International, Inc.	104
19,160	Carnival Corp., Class – A	936
54	Choice Hotels International, Inc.	2
4,710	Darden Restaurants, Inc.	289
2,978	Dunkin’ Brands Group, Inc.	155
8,148	Extended Stay America, Inc.	116
6,340	Hilton Worldwide Holdings, Inc.	145
367	Hyatt Hotels Corp., Class – A (a)	18
502	International Game Technology PLC	12
11,101	Las Vegas Sands Corp.	639
378	Marriott International, Inc., Class – A	25
24,447	McDonald’s Corp.	2,821
2,116	MGM Resorts International (a)	55
721	Norwegian Cruise Line Holdings, Ltd. (a)	27
5,830	Royal Caribbean Cruises Ltd.	437
1,981	Six Flags Entertainment Corp.	106

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
453	The Wendy’s Co.	$5
6,478	Wyndham Worldwide Corp.	436
36	Wynn Resorts Ltd.	4

		6,357

	Household Durables — 0.20%
381	CalAtlantic Group, Inc.	13
3,371	D.R. Horton, Inc.	102
3,652	Garmin Ltd.	176
209	Harman International Industries, Inc.	18
4,171	Leggett & Platt, Inc.	190
1,835	Lennar Corp., Class – A	78
29	Lennar Corp., Class – B	1
67	Mohawk Industries, Inc. (a)	13
1,154	PulteGroup, Inc.	23
1,601	Toll Brothers, Inc. (a)	48
1,574	Tupperware Brands Corp.	103
2,697	Whirlpool Corp.	437

		1,202

	Household Products — 1.29%
2,767	Church & Dwight Co., Inc.	133
10,739	Colgate-Palmolive Co.	796
856	Energizer Holdings, Inc.	43
11,896	Kimberly-Clark Corp.	1,501
252	Spectrum Brands Holdings, Inc.	35
5,291	The Clorox Co.	662
50,854	The Procter & Gamble Co.	4,563

		7,733

	Independent Power & Renewable Electricity Producers — 0.03%
3,523	Calpine Corp. (a)	45
1,500	NRG Energy, Inc., Class – C	17
9,383	The AES Corp.	120

		182

	Industrial Conglomerates — 1.24%
16,208	3M Co.	2,856
900	Carlisle Cos., Inc.	92
150,226	General Electric Co.	4,450
233	Roper Industries, Inc.	43

		7,441

	Insurance — 5.87%
20,047	Aflac, Inc.	1,441
233	Alleghany Corp. (a)	122
3,085	Allied World Assurance Co. Holdings AG	125
89,694	Allstate Corp.	6,205
326	American Financial Group, Inc.	24
128,616	American International Group, Inc.	7,633
37	American National Insurance Co.	5
5,678	AmTrust Financial Services, Inc.	152
547	Arch Capital Group, Ltd. (a)	43
5,033	Arthur J. Gallagher & Co.	256
986	Aspen Insurance Holdings Ltd.	46
308	Assurant, Inc.	28
2,059	Assured Guaranty Ltd.	57
4,855	AXIS Capital Holdings Ltd.	264
521	Brown & Brown, Inc.	20
2,219	Chubb Limited	279
5,203	Cincinnati Financial Corp.	392
973	CNA Financial Corp.	33
1,035	Endurance Specialty Holdings Ltd.	68

Shares	Security Description	Value (000)
	Insurance (continued)
33	Erie Indemnity Co., Class – A	$3
2,060	Everest Re Group Ltd.	391
47,177	First American Financial Corp.	1,853
134,894	FNF Group	4,979
2,001	Hanover Insurance Group, Inc.	151
6,104	Hartford Financial Services Group, Inc.	261
3,360	Lincoln National Corp.	158
4,516	Loews Corp.	186
66	Markel Corp. (a)	61
999	Mercury General Corp.	55
79,692	MetLife, Inc.	3,541
11,409	Old Republic International Corp.	201
13,110	Principal Financial Group, Inc.	675
2,019	ProAssurance Corp.	106
21,602	Prudential Financial, Inc.	1,764
1,004	Reinsurance Group of America	108
675	RenaissanceRe Holdings Ltd.	81
24,385	The Progressive Corp.	768
15,431	The Travelers Cos., Inc.	1,768
567	Torchmark Corp.	36
3,648	Unum Group	129
3,138	Validus Holdings Ltd.	156
456	W.R. Berkley Corp.	26
25	White Mountains Insurance Group, Ltd.	21
13,433	XL Group Ltd.	452

		35,123

	Internet & Direct Marketing Retail — 0.01%
925	Liberty Interactive Corp., QVC Group (a)	19
516	Liberty Ventures, Series A (a)	20

		39

	Internet Software & Services — 0.05%
1,366	Akamai Technologies, Inc. (a)	72
69	CommerceHub, Inc., Series A (a)	1
121	CommerceHub, Inc., Series C (a)	2
76	InterActiveCorp	5
165	Pandora Media, Inc. (a)	2
786	Rackspace Hosting, Inc. (a)	25
367	Twitter, Inc. (a)	8
4,165	Yahoo!, Inc. (a)	181
82	Yelp, Inc. (a)	3
81	Zillow Group, Inc., Class – A (a)	3
151	Zillow Group, Inc., Class – C (a)	5

		307

	IT Services — 2.07%
706	Amdocs Ltd.	41
14,105	Automatic Data Processing, Inc.	1,244
59,666	Booz Allen Hamilton Holding Corp.	1,886
4,447	Cognizant Technology Solutions Corp. (a)	212
660	Computer Sciences Corp.	34
178	CoreLogic, Inc. (a)	7
668	Fidelity National Information Services, Inc.	51
19,519	International Business Machines Corp.	3,101
4,158	Leidos Holdings, Inc.	180
8,783	Paychex, Inc.	508
8,404	PayPal Holdings, Inc. (a)	344
20,503	Western Union Co.	427
429,637	Xerox Corp.	4,353

		12,388

	Leisure Products — 0.19%
85	Brunswick Corp.	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
3,254	Hasbro, Inc.	$258
10,927	Mattel, Inc.	331
7,024	Polaris Industries, Inc.^	544
243	Vista Outdoor, Inc. (a)	10

		1,147

	Life Sciences Tools & Services — 0.13%
5,104	Agilent Technologies, Inc.	240
362	Bio-Rad Laboratories, Inc., Class – A (a)	59
433	Bio-Techne Corp.	47
1,390	Bruker Biosciences Corp.	31
19	Patheon NV (a)	1
409	PerkinElmer, Inc.	23
1,087	QIAGEN NV (a)	29
136	Quintiles IMS Holdings, Inc. (a)	11
1,028	Thermo Electron Corp.	164
350	VWR Corp. (a)	10
912	Waters Corp. (a)	145

		760

	Machinery — 2.01%
1,094	AGCO Corp.	54
674	Allison Transmission Holdings, Inc.	19
19,010	Caterpillar, Inc.	1,688
1,548	Colfax Corp. (a)	49
762	Crane Co.	48
26,243	Cummins, Inc.	3,362
15,373	Deere & Co.	1,312
53	Donaldson Co., Inc.	2
9,178	Dover Corp.	676
1,659	Flowserve Corp.	80
4,386	Fortive Corp.	223
612	Graco, Inc.	45
28	IDEX Corp.	3
600	Ingersoll-Rand PLC	41
13,644	ITT, Inc.	489
111	Lincoln Electric Holdings, Inc.	7
484	Manitowoc Foodservice, Inc. (a)	8
48,133	Oshkosh Corp.	2,694
5,391	PACCAR, Inc.	317
2,131	Parker Hannifin Corp.	268
793	Pentair PLC	51
722	Snap-on, Inc.	110
633	Stanley Black & Decker, Inc.	78
1,685	Terex Corp.	43
3,373	The Timken Co.	119
2,347	Trinity Industries, Inc.	57
580	WABCO Holdings, Inc. (a)	66
926	Wabtec Corp.	76
409	Xylem, Inc.	21

		12,006

	Marine — 0.01%
855	Kirby Corp. (a)	53

	Media — 1.25%
453	AMC Networks, Inc. (a)	23
2,935	Cinemark Holdings, Inc.	112
114	Clear Channel Outdoor Holdings, Inc.	1
33,933	Comcast Corp., Class – A	2,251
1,124	Discovery Communications, Inc., Class – A (a)	30
1,780	Discovery Communications, Inc., Class – C (a)	47

Shares	Security Description	Value (000)
	Media (continued)
2,006	Dish Network Corp. (a)	$110
2,297	John Wiley & Sons, Inc., Class – A	119
492	Liberty Broadband (a)	35
125	Liberty Broadband, Class – A (a)	9
433	Liberty SiriusXM Group, Class – A (a)	15
873	Liberty SiriusXM Group, Class – C (a)	29
172	Lions Gate Entertainment Corp.	3
276	Live Nation Entertainment, Inc. (a)	8
4,786	News Corp., Inc., Class – A	67
579	News Corp., Inc.	8
7,531	Omnicom Group, Inc.	640
2,398	Regal Entertainment Group, Class – A	52
621	Scripps Networks Interactive, Class – A	39
660	Starz (a)	21
10,278	TEGNA, Inc.	225
17,241	The Interpublic Group of Cos., Inc.	385
84	The Madison Square Garden Co., Class – A (a)	14
1,299	Time Warner, Inc.	103
3,496	Tribune Media Co.	128
622	Twenty-First Century Fox, Inc.	15
9,570	Twenty-First Century Fox, Inc.	232
11	Viacom, Inc., Class – A	—
72,917	Viacom, Inc., Class – B	2,779

		7,500

	Metals & Mining — 0.23%
6,352	Alcoa, Inc.	64
1,993	Compass Minerals International, Inc.	147
5,067	Freeport-McMoRan Copper & Gold, Inc.	55
2,556	Newmont Mining Corp.	100
13,794	Nucor Corp.	683
3,267	Reliance Steel & Aluminum Co.	235
292	Royal Gold, Inc.	23
300	Southern Copper Corp.	8
3,052	Steel Dynamics, Inc.	76
1,433	Tahoe Resources, Inc.	18
797	United States Steel Corp.	15

		1,424

	Mortgage Real Estate Investment Trusts — 0.14%
3,392	American Capital Agency Corp.	66
37,048	Annaly Capital Management, Inc.	389
1,913	Chimera Investment Corp.	31
3,752	MFA Financial, Inc.	28
8,441	Starwood Property Trust, Inc.	190
13,917	Two Harbors Investment Corp.	119

		823

	Multiline Retail — 1.93%
375	Dillard’s, Inc., Class – A	24
56,844	Dollar General Corp.	3,979
1,466	J.C. Penney Co., Inc. (a)	14
17,451	Kohl’s Corp.	763
27,240	Macy’s, Inc.	1,009
13,410	Nordstrom, Inc.^	696
74,024	Target Corp.	5,083

		11,568

	Multi-Utilities — 0.82%
2,081	Ameren Corp.	102
4,013	CenterPoint Energy, Inc.	93
2,412	CMS Energy Corp.	101
4,374	Consolidated Edison, Inc.	329

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
5,463	Dominion Resources, Inc.	$406
1,551	DTE Energy Co.	145
1,717	MDU Resources Group, Inc.	44
112,583	NiSource, Inc.	2,715
7,185	Public Service Enterprise Group, Inc.	301
1,790	SCANA Corp.	130
2,234	Sempra Energy	239
733	Vectren Corp.	37
4,548	WEC Energy Group, Inc.	272

		4,914

	Oil, Gas & Consumable Fuels — 9.26%
2,626	Anadarko Petroleum Corp.	166
3,181	Antero Resources Corp. (a)	86
561	Apache Corp.	36
6,908	Cabot Oil & Gas Corp.	178
951	Cheniere Energy, Inc. (a)	41
2,656	Chesapeake Energy Corp. (a)	17
45,115	Chevron Corp.	4,643
376	Cimarex Energy Co.	51
678	Concho Resources, Inc. (a)	93
55,939	ConocoPhillips	2,432
4,099	CONSOL Energy, Inc.	79
1,314	Continental Resources, Inc. (a)	68
86,096	Devon Energy Corp.	3,798
282	Diamondback Energy, Inc. (a)	27
1,704	Energen Corp.	98
85,064	EOG Resources, Inc.	8,226
3,184	EQT Corp.	231
86,433	Exxon Mobil Corp.	7,544
2,250	Gulfport Energy Corp. (a)	64
129,393	Hess Corp.	6,938
8,167	HollyFrontier Corp.	200
80,288	Kinder Morgan, Inc.	1,857
2,889	Kosmos Energy Ltd. (a)	19
707	Laredo Petroleum, Inc. (a)	9
4,088	Marathon Oil Corp.	65
69,847	Marathon Petroleum Corp.	2,835
69,653	Murphy Oil Corp.	2,117
705	Newfield Exploration Co. (a)	31
7,959	Noble Energy, Inc.	284
36,292	Occidental Petroleum Corp.	2,646
7,263	ONEOK, Inc.	373
743	Parsley Energy, Inc., Class – A (a)	25
7,357	PBF Energy, Inc., Class – A	167
23,242	Phillips 66	1,872
2,944	Pioneer Natural Resources Co.	547
4,190	QEP Resources, Inc.	82
3,677	Range Resources Corp.	142
2,115	Rice Energy, Inc. (a)	55
1,172	SM Energy Co.	45
70,694	Southwestern Energy Co. (a)	978
32,060	Spectra Energy Corp.	1,371
7,819	Targa Resources Corp.	384
6,185	Tesoro Corp.	492
25,856	The Williams Cos., Inc.	795
60,305	Valero Energy Corp.	3,196
993	Whiting Petroleum Corp. (a)	9
1,246	World Fuel Services Corp.	58
5,851	WPX Energy, Inc. (a)	77

		55,547

Shares	Security Description	Value (000)
	Paper & Forest Products — 0.07%
10,875	Domtar Corp.	$404

	Personal Products — 0.08%
2,194	Coty, Inc., Class – A	52
913	Edgewell Personal Care Co. (a)	73
2,438	Nu Skin Enterprises, Inc., Class – A	158
2,223	The Estee Lauder Cos., Inc., Class – A	196

		479

	Pharmaceuticals — 4.32%
1,007	Akorn, Inc. (a)	27
775	Allergan PLC (a)	178
51,264	Bristol-Myers Squibb Co.	2,764
26,519	Eli Lilly & Co.	2,128
976	ENDO International PLC (a)	20
40,433	Johnson & Johnson	4,777
1,620	Mallinckrodt PLC (a)	113
69,595	Merck & Co., Inc.	4,343
6,519	Mylan NV (a)	249
2,288	Perrigo Co. PLC	211
281,352	Pfizer, Inc.	9,530
34,123	Teva Pharmaceutical Industries Ltd., ADR	1,570

		25,910

	Professional Services — 0.08%
3,369	Manpowergroup, Inc.	244
375	Nielsen Holdings PLC	20
975	Robert Half International, Inc.	37
361	The Dun & Bradstreet Corp.	49
1,264	Versik Analytics, Inc., Class – A (a)	103

		453

	Real Estate Management & Development — 0.03%
1,628	CBRE Group, Inc., Class – A (a)	46
391	Howard Hughes Corp. (a)	45
449	Jones Lang LaSalle, Inc.	51
1,486	Realogy Holdings Corp.	38

		180

	Road & Rail — 1.01%
12	AMERCO, Inc.	4
46,261	CSX Corp.	1,411
911	Genesee & Wyoming, Inc., Class – A (a)	63
281	Hertz Global Holdings, Inc. (a)	11
520	Kansas City Southern	49
478	Landstar System, Inc.	33
10,218	Norfolk Southern Corp.	992
122	Old Dominion Freight Line, Inc. (a)	8
3,515	Ryder System, Inc.	232
33,539	Union Pacific Corp.	3,270

		6,073

	Semiconductors & Semiconductor Equipment — 3.53%
10,456	Analog Devices, Inc.	674
69,788	Applied Materials, Inc.	2,104
309	Cree, Inc. (a)	8
11,755	Cypress Semiconductor Corp.	143
1,257	First Solar, Inc. (a)	50
305,553	Intel Corp.	11,534
4,985	KLA-Tencor Corp.	348
2,150	Lam Research Corp.	204
603	Linear Technology Corp.	36
1,918	Marvell Technology Group Ltd.	25
8,513	Maxim Integrated Products, Inc.	340

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
5,386	Microchip Technology, Inc.	$335
17,999	Micron Technology, Inc. (a)	320
7,009	ON Semiconductor Corp. (a)	86
590	Qorvo, Inc. (a)	33
61,340	Qualcomm, Inc.	4,201
2,518	Skyworks Solutions, Inc.	192
290	SunPower Corp. (a)	3
3,493	Teradyne, Inc.	75
8,914	Xilinx, Inc.	484

		21,195

	Software — 1.91%
336	ANSYS, Inc. (a)	31
184	Autodesk, Inc. (a)	13
10,732	CA, Inc.	355
2,147	Cadence Design Systems, Inc. (a)	55
929	Dell Technologies, Inc., Class – V (a)	44
554	FireEye, Inc. (a)	8
49,070	Microsoft Corp.	2,827
274	Nuance Communications, Inc. (a)	4
200,261	Oracle Corp.	7,867
302	PTC, Inc. (a)	13
72	SS&C Technologies Holdings, Inc.	2
2,520	Symantec Corp.	63
1,743	Synopsys, Inc. (a)	103
870	VMware, Inc., Class – A (a)	64
4,382	Zynga, Inc. (a)	13

		11,462

	Specialty Retail — 1.00%
187	Autonation, Inc. (a)	9
2,772	Bed Bath & Beyond, Inc.	120
14,840	Best Buy Co., Inc.	567
17,975	Burlington Stores, Inc. (a)	1,456
209	Cabela’s, Inc., Class – A (a)	11
355	CST Brands, Inc.	17
1,301	Dick’s Sporting Goods, Inc.	74
2,083	Foot Locker, Inc.	141
8,873	GameStop Corp., Class – A	245
21,290	Gap, Inc.	473
8,097	L Brands, Inc.	573
112	Michaels Cos., Inc. The (a)	3
72	Murphy USA, Inc. (a)	5
237,555	Office Depot, Inc.	848
2,257	Penske Automotive Group, Inc.	109
48	Signet Jewelers Ltd.	4
51,182	Staples, Inc.	438
7,119	Tiffany & Co.	517
1,364	Urban Outfitters, Inc. (a)	47
6,149	Williams-Sonoma, Inc.	314

		5,971

	Technology Hardware, Storage & Peripherals — 2.07%
8,606	Apple, Inc.	973
187,905	Hewlett Packard Enterprise Co.	4,275
303,226	HP, Inc.	4,709
2,022	Lexmark International, Inc., Class – A	81
43,688	NCR Corp. (a)	1,406
5,115	NetApp, Inc.	183
13,503	Western Digital Corp.	790

		12,417

Shares or Principal Amount (000)	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods — 0.22%
11,589	Coach, Inc.	$424
1,427	Michael Kors Holdings Ltd. (a)	67
1,035	PVH Corp.	114
729	Ralph Lauren Corp.	74
11,361	V.F. Corp.	637

		1,316

	Thrifts & Mortgage Finance — 0.06%
21,346	New York Community Bancorp, Inc.	304
1,956	TFS Financial Corp.	35

		339

	Tobacco — 2.09%
118,759	Altria Group, Inc.	7,509
38,463	Philip Morris International, Inc.	3,739
26,565	Reynolds American, Inc.	1,253

		12,501

	Trading Companies & Distributors — 0.21%
1,325	Air Lease Corp.	38
11,383	Fastenal Co.	475
2,233	HD Supply Holdings, Inc. (a)	71
363	Herc Holdings, Inc. (a)	12
3,758	MSC Industrial Direct Co., Inc., Class – A	276
1,046	United Rentals, Inc. (a)	82
1,681	Watsco, Inc.	237
676	WESCO International, Inc. (a)	42

		1,233

	Transportation Infrastructure — 0.04%
2,908	Macquarie Infrastructure Corp.	242

	Water Utilities — 0.02%
859	American Water Works Co., Inc.	65
1,648	Aqua America, Inc.	50

		115

	Wireless Telecommunication Services — 1.03%
14,226	Sprint Nextel Corp. (a)	94
1,800	Telephone & Data Systems, Inc.	49
129,021	T-Mobile US, Inc. (a)	6,028
70	US Cellular Corp. (a)	3

		6,174

	Total Common Stocks	548,684

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. (Casa Ley)*(a)	11
11,130	Safeway, Inc. (PDC)*(a)	1

	Total Contingent Rights	12

	U.S. Treasury Obligation — 0.00%
$11	U.S. Treasury Bill, 0.19%, 12/15/16 (b)	11

	Total U.S. Treasury Obligation	11

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.03%
$183	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	$183

	Total Time Deposit	183

	Exchange-Traded Funds — 2.62%
391	Financial Select Sector SPDR Fund	7,544
54	Real Estate Select Sector SPDR Fund	1,782
190	SPDR S&P Bank ETF	6,340

	Total Exchange-Traded Funds	15,666

	Mutual Funds — 5.52%
1,127,108	Dreyfus Treasury Prime Cash Management, 0.16% (c)	1,127
597,426	Federated Treasury Obligations Fund, Institutional Shares, 0.18%^^ (c)	597
76,735	State Street Institutional Treasury Money Market Fund, 0.15% (c)	77
31,281,149	State Street Institutional Treasury Plus Money Market Fund, 0.15% (c)	31,281

	Total Mutual Funds	33,082

	Repurchase Agreement — 0.06%
$335	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $335,007 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $341,689)^^	335

	Total Repurchase Agreement	335

	Total Investments (cost $526,006) — 99.82%	597,973
	Other assets in excess of liabilities — 0.18%	1,052

	Net Assets — 100.00%	$599,025

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $938 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on September 30, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	34.67%	48.56%	8.36%	—	—	91.59%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.03%	—	—	—	—	0.03%
Exchange-Traded Funds	—	—	—	2.62%	—	2.62%
Mutual Funds	—	0.33%	0.03%	2.22%	2.94%	5.52%
Repurchase Agreement	—	0.06%	—	—	—	0.06%
Other Assets (Liabilities)	0.22%	-0.12%	—	0.08%	—	0.18%

Total Net Assets	34.92%	48.83%	8.39%	4.92%	2.94%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
91	E-Mini S&P 500 Future	$9,830	12/16/16	$(42)
25	E-Mini S&P Midcap 400 Future	3,874	12/16/16	64

	Net Unrealized Appreciation/(Depreciation)			$22

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.43%
	Aerospace & Defense — 2.74%
60,745	B/E Aerospace, Inc.	$3,138
811	General Dynamics Corp.	126
1,496	Hexcel Corp.	66
796	Huntington Ingalls Industries, Inc.	122
45,793	L-3 Communications Holdings, Inc.	6,901
7,733	Lockheed Martin Corp.	1,854
326	Orbital ATK, Inc.	25
1,035	Raytheon Co.	141
2,102	Rockwell Collins, Inc.	177
2,398	Spirit Aerosystems Holdings, Inc., Class – A (a)	107
5,422	Textron, Inc.	216
22,579	The Boeing Co.	2,975
31,573	United Technologies Corp.	3,208

		19,056

	Air Freight & Logistics — 0.38%
4,517	C.H. Robinson Worldwide, Inc.	318
306	Expeditors International of Washington, Inc.	16
20,894	United Parcel Service, Inc., Class – B	2,285

		2,619

	Airlines — 1.01%
2,184	Alaska Air Group, Inc.	144
2,984	American Airlines Group, Inc.	109
1,261	Copa Holdings SA, Class – A	111
150,399	Delta Air Lines, Inc.	5,920
7,423	JetBlue Airways Corp. (a)	128
11,158	Southwest Airlines Co.	434
1,654	Spirit Airlines, Inc. (a)	70
1,884	United Continental Holdings, Inc. (a)	99

		7,015

	Auto Components — 1.38%
1,067	BorgWarner, Inc.	38
577	Gentex Corp.	10
1,489	Goodyear Tire & Rubber Co.	48
4,076	Johnson Controls International PLC	190
32,342	Lear Corp.	3,920
123,821	Magna International, Inc., ADR	5,318

		9,524

	Automobiles — 0.96%
263,974	Ford Motor Co.	3,186
69,707	General Motors Co.	2,215
24,036	Harley-Davidson, Inc.	1,264

		6,665

	Banks — 7.41%
8,984	Associated Banc-Corp.	176
796,385	Bank of America Corp.	12,463
1,345	Bank of Hawaii Corp.	98
5,829	BankUnited, Inc.	176
63,486	BB&T Corp.	2,395
1,461	BOK Financial Corp.	101
5,260	CIT Group, Inc.	191
41,694	Citigroup, Inc.	1,969
1,741	Citizens Financial Group, Inc.	43
4,568	Comerica, Inc.	216
493	Commerce Bancshares, Inc.	24
3,181	Cullen/Frost Bankers, Inc.	229
3,762	East West Bancorp, Inc.	138

Shares	Security Description	Value (000)
	Banks (continued)
45,569	Fifth Third Bancorp	$932
61	First Hawiian, Inc. (a)	—
1,304	First Horizon National Corp.	20
161	First Republic Bank	12
6,191	Huntington Bancshares, Inc.	61
82,139	JPMorgan Chase & Co.	5,470
65,715	KeyCorp	800
8,505	M&T Bank Corp.	987
6,807	PacWest Bancorp	292
11,920	People’s United Financial, Inc.	189
31,216	PNC Financial Services Group, Inc.	2,812
2,645	Popular, Inc.	101
79,325	Regions Financial Corp.	783
1,210	Signature Bank (a)	143
29,901	SunTrust Banks, Inc.	1,310
1,141	SVB Financial Group (a)	126
695	Synovus Financial Corp.	23
4,118	TCF Financial Corp.	60
84,380	U.S. BanCorp	3,619
346,739	Wells Fargo & Co.	15,353
235	Western Alliance Bancorp (a)	9
5,251	Zions BanCorp.	163

		51,484

	Beverages — 1.10%
24	Brown-Forman Corp., Class – A	1
1,760	Brown-Forman Corp., Class – B	83
5,706	Dr. Pepper Snapple Group, Inc.	521
971	Molson Coors Brewing Co., Class – B	107
1,338	Monster Beverage Corp. (a)	196
28,503	PepsiCo, Inc.	3,100
85,257	The Coca-Cola Co.	3,609

		7,617

	Biotechnology — 2.12%
45,809	AbbVie, Inc.	2,889
59	Alnylam Pharmaceuticals, Inc. (a)	4
22,602	Amgen, Inc.	3,770
2,876	Biogen Idec, Inc. (a)	900
89,066	Gilead Sciences, Inc.	7,048
923	Intrexon Corp. (a)	26
43	Juno Therapeutics, Inc. (a)	1
181	OPKO Health, Inc. (a)	2
940	United Therapeutics Corp. (a)	111

		14,751

	Building Products — 0.03%
260	Armstrong World Industries, Inc. (a)	11
35	Lennox International, Inc.	5
657	Masco Corp.	23
2,490	Owens Corning, Inc.	133
1,902	USG Corp. (a)	49

		221

	Capital Markets — 2.74%
59	Affiliated Managers Group, Inc. (a)	9
28,592	Ameriprise Financial, Inc.	2,852
2,172	Artisan Partners Asset Management, Inc., Class – A	59
4,698	BlackRock, Inc., Class – A	1,703
11,538	CME Group, Inc.	1,206
1,560	E*Trade Financial Corp. (a)	45
3,578	Eaton Vance Corp.	140
2,955	Federated Investors, Inc., Class – B	88

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
9,634	Franklin Resources, Inc.	$343
9,073	Goldman Sachs Group, Inc.	1,463
320	Interactive Brokers Group, Inc., Class – A	11
346	IntercontinentalExchange Group, Inc.	93
75,267	Invesco Ltd.	2,354
11,969	Lazard Ltd., Class – A	435
7,970	Legg Mason, Inc.	267
3,329	LPL Financial Holdings, Inc.^	100
100	Moody’s Corp.	11
82,966	Morgan Stanley	2,660
5,474	Northern Trust Corp.	372
5,551	NorthStar Asset Management Group, Inc.	72
706	Raymond James Financial, Inc.	41
10,427	State Street Corp.	726
50,643	T. Rowe Price Group, Inc.	3,367
161	TD Ameritrade Holding Corp.	6
1,337	The Charles Schwab Corp.	42
629	The NASDAQ OMX Group, Inc.	42
12,143	Thomson Reuters Corp.	502

		19,009

	Chemicals — 2.43%
6,283	Air Products & Chemicals, Inc.	945
661	Albemarle Corp.	57
347	Ashland Global Holdings, Inc.	40
3,081	Cabot Corp.	161
2,640	Celanese Corp., Series A	176
139,998	CF Industries Holdings, Inc.	3,408
23,566	E.I. du Pont de Nemours & Co.	1,578
14,565	Eastman Chemical Co.	986
150	FMC Corp.	7
9,847	Huntsman Corp.	160
17,237	LyondellBasell Industries NV, Class – A	1,391
871	Monsanto Co.	89
3	NewMarket Corp.	1
948	Platform Speciality Products Corp. (a)	8
25,422	Praxair, Inc.	3,072
53,343	The Dow Chemical Co.	2,765
75,527	The Mosaic Co.	1,847
1,592	The Scotts Miracle-Gro Co.	133
179	W.R. Grace & Co.	13
707	Westlake Chemical Corp.	38

		16,875

	Commercial Services & Supplies — 0.27%
274	Clean Harbors, Inc. (a)	13
1,142	Copart, Inc. (a)	61
4,980	Covanta Holding Corp.	77
4,372	KAR Auction Services, Inc.	189
8,828	Pitney Bowes, Inc.	160
6,787	R.R. Donnelley & Sons Co.	107
8,138	Republic Services, Inc., Class – A	411
26	Stericycle, Inc. (a)	2
13,230	Waste Management, Inc.	843

		1,863

	Communications Equipment — 0.85%
814	Arris International PLC (a)	23
32,962	Brocade Communications Systems, Inc.	304
154,372	Cisco Systems, Inc.	4,898
261	EchoStar Corp., Class – A (a)	11
4,455	Harris Corp.	408
9,067	Juniper Networks, Inc.	218

Shares	Security Description	Value (000)
	Communications Equipment (continued)
890	Motorola Solutions, Inc.	$68

		5,930

	Construction & Engineering — 0.07%
934	AECOM Technology Corp. (a)	28
583	Chicago Bridge & Iron Co.	16
3,055	Fluor Corp.	157
2,639	Jacobs Engineering Group, Inc. (a)	136
2,982	KBR, Inc.	45
2,934	Quanta Services, Inc. (a)	82
406	Valmont Industries, Inc.	55

		519

	Construction Materials — 0.01%
607	Eagle Materials, Inc., Class – A	47
48	Martin Marietta Materials, Inc.	9
74	Vulcan Materials Co.	8

		64

	Consumer Finance — 2.72%
2,480	Ally Financial, Inc.	48
21,220	American Express Co.	1,359
89,614	Capital One Financial Corp.	6,437
10,082	Discover Financial Services	570
19,625	Navient Corp.	284
83,141	OneMain Holdings, Inc. (a)	2,573
2,738	Santander Consumer USA Holdings, Inc. (a)	33
11,093	SLM Corp. (a)	83
268,780	Synchrony Financial	7,527

		18,914

	Containers & Packaging — 0.31%
259	AptarGroup, Inc.	20
28	Avery Dennison Corp.	2
3,277	Bemis Co., Inc.	167
1,754	Crown Holdings, Inc. (a)	100
549	Graphic Packaging Holding Co.	8
14,736	International Paper Co.	707
4,243	Packaging Corp. of America	345
3,215	Sonoco Products Co.	170
12,680	WestRock Co.	615

		2,134

	Distributors — 0.07%
4,784	Genuine Parts Co.	481

	Diversified Consumer Services — 0.03%
29	Graham Holdings Co.	14
8,949	H&R Block, Inc.	207

		221

	Diversified Financial Services — 0.40%
18,636	Berkshire Hathaway, Inc., Class – B (a)	2,692
1,837	Leucadia National Corp.	35
1,142	Voya Financial, Inc.	33

		2,760

	Diversified Telecommunication Services — 2.78%
314,622	AT&T, Inc.	12,777
32,218	CenturyLink, Inc.	884
70,266	Frontier Communications Corp.	292
7,831	Level 3 Communications, Inc. (a)	363
2,927	SBA Communications Corp., Class – A (a)	328
88,475	Verizon Communications, Inc.	4,599

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
3,368	Zayo Group Holdings, Inc. (a)	$100

		19,343

	Electric Utilities — 2.89%
2,229	Alliant Energy Corp.	85
66,713	American Electric Power, Inc.	4,284
319	Avangrid, Inc.	13
12,268	Duke Energy Corp.	982
82,708	Edison International	5,977
3,071	Entergy Corp.	236
5,685	Eversource Energy	308
89,328	Exelon Corp.	2,974
7,535	FirstEnergy Corp.	249
2,792	Great Plains Energy, Inc.	76
1,837	Hawaiian Electric Industries, Inc.	55
426	ITC Holdings Corp.	20
8,148	NextEra Energy, Inc.	997
3,526	OGE Energy Corp.	111
4,582	PG&E Corp.	280
1,889	Pinnacle West Capital Corp.	144
44,433	Portland General Electric Co.	1,892
6,694	PPL Corp.	231
16,607	The Southern Co.	852
1,363	Westar Energy, Inc.	77
5,008	Xcel Energy, Inc.	206

		20,049

	Electrical Equipment — 1.58%
4,819	AMETEK, Inc.	230
102,321	Eaton Corp. PLC	6,723
54,623	Emerson Electric Co.	2,978
2,012	Hubbell, Inc.	217
992	Regal-Beloit Corp.	59
6,412	Rockwell Automation, Inc.	784
376	SolarCity Corp. (a)	7

		10,998

	Electronic Equipment, Instruments & Components — 0.33%
2,264	Arrow Electronics, Inc. (a)	145
3,136	Avnet, Inc.	129
61,610	Corning, Inc.	1,457
1,258	Dolby Laboratories, Inc., Class – A	68
2,311	Fitbit, Inc., Class – A (a)	34
857	FLIR Systems, Inc.	27
3,535	Ingram Micro, Inc.	126
719	IPG Photonics Corp. (a)	59
1,044	Jabil Circuit, Inc.	23
4,279	Keysight Technologies, Inc. (a)	136
3,280	National Instruments Corp.	93
304	Trimble Navigation Ltd. (a)	9
58	Zebra Technologies Corp., Class – A (a)	4

		2,310

	Energy Equipment & Services — 3.12%
11,132	Baker Hughes, Inc.	562
1,643	Diamond Offshore Drilling, Inc.	29
939	Dril-Quip, Inc. (a)	52
1,715	Ensco PLC, Class – A, ADR	14
5,634	FMC Technologies, Inc. (a)	167
2,153	Franks International NV	28
22,026	Halliburton Co.	989
89,608	Helmerich & Payne, Inc.	6,031
15,993	Nabors Industries Ltd.	194

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
9,563	National Oilwell Varco, Inc.	$351
1,390	Noble Corp. PLC	9
23,496	Oceaneering International, Inc.	646
3,626	Patterson-UTI Energy, Inc.	81
721	Rowan Cos. PLC, Class – A	11
1,475	RPC, Inc. (a)	25
155,279	Schlumberger Ltd.	12,211
3,768	Superior Energy Services, Inc.	67
1,928	Transocean, Ltd. (a)	21
22,199	Weatherford International PLC (a)	124

		21,612

	Equity Real Estate Investment Trusts — 1.98%
1,280	Alexandria Real Estate Equities, Inc.	139
2,023	American Campus Communities, Inc.	103
930	American Homes 4 Rent, Class – A	20
3,877	Apartment Investment & Management Co., Class – A	178
4,358	Apple Hospitality REIT, Inc.	81
3,368	AvalonBay Communities, Inc.	600
1,968	Boston Properties, Inc.	268
4,161	Brandywine Realty Trust	65
4,850	Brixmor Property Group, Inc.	135
2,069	Camden Property Trust	173
1,980	Care Capital Properties, Inc.	56
3,355	Columbia Property Trust, Inc.	75
1,970	Communications Sales & Leasing, Inc.	62
2,236	Corporate Office Properties Trust	63
1,645	Corrections Corp. of America	23
3,748	Crown Castle International Corp.	353
2,608	CubeSmart	71
934	CyrusOne, Inc.	44
1,396	DCT Industrial Trust, Inc.	68
8,042	DDR Corp.	140
1,763	Digital Realty Trust, Inc.	171
2,264	Douglas Emmett, Inc.	83
5,181	Duke Realty Corp.	142
1,268	Empire State Realty Trust, Inc., Class – A	27
1,693	EPR Properties	133
1,669	Equity Commonwealth (a)	50
1,587	Equity One, Inc.	49
8,861	Equity Residential	570
1,452	Essex Property Trust, Inc.	323
1,592	Extra Space Storage, Inc.	126
755	Federal Realty Investment Trust	116
3,138	Forest City Realty Trust, Inc., Class – A	73
1,949	Gaming & Leisure Properties, Inc.	65
14,401	General Growth Properties, Inc.	397
8,014	HCP, Inc.	304
1,421	Healthcare Trust of America, Inc., Class – A	46
2,429	Highwoods Properties, Inc.	127
3,772	Hospitality Properties Trust	112
18,488	Host Hotels & Resorts, Inc.	288
2,717	Iron Mountain, Inc.	102
1,284	Kilroy Realty Corp.	89
9,603	Kimco Realty Corp.	278
1,632	Lamar Advertising Co., Class – A	107
3,439	Liberty Property Trust	139
1,030	Life Storage, Inc.	92
1,778	Mid-America Apartment Communities, Inc.	167
2,111	National Retail Properties, Inc.	107
2,444	NorthStar Realty Finance Corp.	32
4,236	OMEGA Healthcare Investors, Inc.	150

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
2,178	Outfront Media, Inc.	$52
2,489	Paramount Group, Inc.	41
3,675	Piedmont Office Realty Trust, Inc., Class – A	80
1,406	Post Properties, Inc.	93
12,213	Prologis, Inc.	655
1,717	Public Storage	383
3,049	Rayonier, Inc.	81
6,040	Realty Income Corp.	404
1,397	Regency Centers Corp.	108
5,816	Retail Properties of America, Inc., Class – A	98
5,260	Senior Housing Properties Trust	119
3,485	Simon Property Group, Inc.	722
2,481	SL Green Realty Corp.	268
6,972	Spirit Realty Capital, Inc.	93
3,951	Store Capital Corp.	116
1,594	Sun Communities, Inc.	125
2,025	Tanger Factory Outlet Centers, Inc.	79
915	Taubman Centers, Inc.	68
3,720	The Macerich Co.	301
6,339	UDR, Inc.	228
7,466	Ventas, Inc.	527
15,953	VEREIT, Inc.	165
2,490	Vornado Realty Trust	252
2,928	Weingarten Realty Investors	114
8,658	Welltower, Inc.	648
18,626	Weyerhaeuser Co.	596
2,515	WP Carey, Inc.	162

		13,760

	Food & Staples Retailing — 1.59%
349	CVS Caremark Corp.	31
1,589	Sprouts Farmers Market, Inc. (a)	33
16,354	Sysco Corp.	802
167,113	The Kroger Co.	4,959
11,499	Walgreens Boots Alliance, Inc.	927
57,764	Wal-Mart Stores, Inc.	4,166
5,112	Whole Foods Market, Inc.	145

		11,063

	Food Products — 1.33%
45,393	Archer-Daniels-Midland Co.	1,915
12,446	Bunge Ltd.	737
7,338	Campbell Soup Co.	401
575	ConAgra Foods, Inc.	27
16,917	Flowers Foods, Inc.	256
20,015	General Mills, Inc.	1,279
4,521	Hershey Co.	432
2,564	Hormel Foods Corp.	97
721	Ingredion, Inc.	96
7,910	Kellogg Co.	613
2,264	Mead Johnson Nutrition Co.	179
18,845	Mondelez International, Inc., Class – A	827
295	Pilgrim’s Pride Corp.	6
674	Pinnacle Foods, Inc.	34
154	Post Holdings, Inc. (a)	12
1,030	The Hain Celestial Group, Inc. (a)	37
666	The J.M. Smucker Co.	90
20,979	The Kraft Heinz Co.	1,878
212	TreeHouse Foods, Inc. (a)	18
3,362	Tyson Foods, Inc., Class – A	251

		9,185

Shares	Security Description	Value (000)
	Gas Utilities — 0.02%
566	Atmos Energy Corp.	$42
767	National Fuel Gas Co.	41
419	Piedmont Natural Gas Co., Inc.	25
961	UGI Corp.	44

		152

	Health Care Equipment & Supplies — 0.66%
52,469	Abbott Laboratories	2,219
394	Alere, Inc. (a)	17
9,362	Baxter International, Inc.	446
10,829	Danaher Corp.	849
1,315	Dentsply Sirona, Inc.	78
28	Hill-Rom Holdings, Inc.	2
7,921	Medtronic PLC	684
476	St. Jude Medical, Inc.	38
199	Teleflex, Inc.	33
67	The Cooper Cos., Inc.	12
1,281	Varian Medical Systems, Inc. (a)	127
484	Zimmer Holdings, Inc.	63

		4,568

	Health Care Providers & Services — 2.50%
272	Acadia Healthcare Co., Inc. (a)	13
37,968	Aetna, Inc.	4,383
132	AmSurg Corp. (a)	9
4,669	Anthem, Inc.	585
1,029	Brookdale Senior Living, Inc. (a)	18
18,095	Cardinal Health, Inc.	1,406
248	Centene Corp. (a)	17
48,379	CIGNA Corp.	6,306
609	DaVita Healthcare Partners, Inc. (a)	40
183	Envision Healthcare Holdings, Inc. (a)	4
452	Express Scripts Holding Co. (a)	32
555	HCA Holdings, Inc. (a)	42
51	Humana, Inc.	9
316	Laboratory Corp. of America Holdings (a)	43
752	LifePoint Hospitals, Inc. (a)	45
20,380	McKesson Corp.	3,398
156	MEDNAX, Inc. (a)	10
186	Premier, Inc., Class – A (a)	6
792	Quest Diagnostics, Inc.	67
5,022	UnitedHealth Group, Inc.	703
1,512	Universal Health Services, Inc., Class – B	186
589	WellCare Health Plans, Inc. (a)	69

		17,391

	Health Care Technology — 0.00%
1,060	Allscripts Healthcare Solutions, Inc. (a)	14

	Hotels, Restaurants & Leisure — 0.98%
770	Aramark	29
2,132	Brinker International, Inc.	108
22,155	Carnival Corp., Class – A	1,081
64	Choice Hotels International, Inc.	3
5,448	Darden Restaurants, Inc.	334
3,090	Dunkin’ Brands Group, Inc.	161
8,853	Extended Stay America, Inc.	126
9,275	Hilton Worldwide Holdings, Inc.	213
510	Hyatt Hotels Corp., Class – A (a)	25
526	International Game Technology PLC	13
11,520	Las Vegas Sands Corp.	663
444	Marriott International, Inc., Class – A	30
25,368	McDonald’s Corp.	2,925
2,412	MGM Resorts International (a)	63

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
806	Norwegian Cruise Line Holdings, Ltd. (a)	$30
6,163	Royal Caribbean Cruises Ltd.	462
2,055	Six Flags Entertainment Corp.	110
532	The Wendy’s Co.	6
6,722	Wyndham Worldwide Corp.	453
69	Wynn Resorts Ltd.	7

		6,842

	Household Durables — 0.20%
373	CalAtlantic Group, Inc.	12
4,759	D.R. Horton, Inc.	144
3,862	Garmin Ltd.	186
215	Harman International Industries, Inc.	18
4,329	Leggett & Platt, Inc.	198
2,586	Lennar Corp., Class – A	109
34	Lennar Corp., Class – B	1
72	Mohawk Industries, Inc. (a)	14
1,353	PulteGroup, Inc.	27
2,256	Toll Brothers, Inc. (a)	67
1,633	Tupperware Brands Corp.	107
2,836	Whirlpool Corp.	461

		1,344

	Household Products — 1.28%
4,089	Church & Dwight Co., Inc.	196
14,822	Colgate-Palmolive Co.	1,099
1,198	Energizer Holdings, Inc.	60
12,379	Kimberly-Clark Corp.	1,561
371	Spectrum Brands Holdings, Inc.	51
6,088	The Clorox Co.	762
57,215	The Procter & Gamble Co.^	5,135

		8,864

	Independent Power & Renewable Electricity Producers — 0.03%
4,684	Calpine Corp. (a)	59
1,759	NRG Energy, Inc., Class – C	20
11,618	The AES Corp.	149

		228

	Industrial Conglomerates — 1.17%
16,818	3M Co.	2,964
1,293	Carlisle Cos., Inc.	133
169,030	General Electric Co.	5,006
273	Roper Industries, Inc.	50

		8,153

	Insurance — 5.94%
22,983	Aflac, Inc.	1,652
323	Alleghany Corp. (a)	170
3,257	Allied World Assurance Co. Holdings AG	132
107,860	Allstate Corp.	7,462
385	American Financial Group, Inc.	29
152,941	American International Group, Inc.	9,076
67	American National Insurance Co.	8
6,353	AmTrust Financial Services, Inc.	170
641	Arch Capital Group, Ltd. (a)	51
5,254	Arthur J. Gallagher & Co.	267
1,291	Aspen Insurance Holdings Ltd.	60
345	Assurant, Inc.	32
2,849	Assured Guaranty Ltd.	79
5,527	AXIS Capital Holdings Ltd.	300
611	Brown & Brown, Inc.	23
2,603	Chubb Limited	327

Shares	Security Description	Value (000)
	Insurance (continued)
5,524	Cincinnati Financial Corp.	$417
1,028	CNA Financial Corp.	35
1,386	Endurance Specialty Holdings Ltd.	91
39	Erie Indemnity Co., Class – A	4
2,362	Everest Re Group Ltd.	449
62,403	First American Financial Corp.	2,451
159,295	FNF Group	5,880
2,302	Hanover Insurance Group, Inc.	174
8,442	Hartford Financial Services Group, Inc.	361
4,760	Lincoln National Corp.	224
6,022	Loews Corp.	248
79	Markel Corp. (a)	73
1,058	Mercury General Corp.	58
87,649	MetLife, Inc.	3,894
13,131	Old Republic International Corp.	231
15,022	Principal Financial Group, Inc.	774
1,962	ProAssurance Corp.	103
24,791	Prudential Financial, Inc.	2,024
1,356	Reinsurance Group of America	146
906	RenaissanceRe Holdings Ltd.	109
25,646	The Progressive Corp.	808
17,591	The Travelers Cos., Inc.	2,015
664	Torchmark Corp.	42
5,046	Unum Group	178
3,658	Validus Holdings Ltd.	182
535	W.R. Berkley Corp.	31
29	White Mountains Insurance Group, Ltd.	24
14,059	XL Group Ltd.	473

		41,337

	Internet & Direct Marketing Retail — 0.01%
1,084	Liberty Interactive Corp., QVC Group (a)	22
605	Liberty Ventures, Series A (a)	24

		46

	Internet Software & Services — 0.06%
1,989	Akamai Technologies, Inc. (a)	105
81	CommerceHub, Inc., Series A (a)	1
142	CommerceHub, Inc., Series C (a)	2
86	InterActiveCorp	5
194	Pandora Media, Inc. (a)	3
1,161	Rackspace Hosting, Inc. (a)	37
431	Twitter, Inc. (a)	10
4,885	Yahoo!, Inc. (a)	212
95	Yelp, Inc. (a)	4
95	Zillow Group, Inc., Class – A (a)	3
177	Zillow Group, Inc., Class – C (a)	6

		388

	IT Services — 2.14%
851	Amdocs Ltd.	49
14,636	Automatic Data Processing, Inc.	1,291
81,773	Booz Allen Hamilton Holding Corp.	2,585
6,568	Cognizant Technology Solutions Corp. (a)	313
775	Computer Sciences Corp.	40
209	CoreLogic, Inc. (a)	8
783	Fidelity National Information Services, Inc.	60
20,435	International Business Machines Corp.	3,247
4,362	Leidos Holdings, Inc.	189
9,114	Paychex, Inc.	527
12,413	PayPal Holdings, Inc. (a)	509
22,837	Western Union Co.	475

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
549,175	Xerox Corp.	$5,564

		14,857

	Leisure Products — 0.17%
100	Brunswick Corp.	5
3,377	Hasbro, Inc.	268
11,339	Mattel, Inc.	343
7,289	Polaris Industries, Inc.^	565
285	Vista Outdoor, Inc. (a)	11

		1,192

	Life Sciences Tools & Services — 0.15%
7,182	Agilent Technologies, Inc.	338
481	Bio-Rad Laboratories, Inc., Class – A (a)	79
639	Bio-Techne Corp.	70
2,055	Bruker Biosciences Corp.	47
479	PerkinElmer, Inc.	27
1,275	QIAGEN NV (a)	35
163	Quintiles IMS Holdings, Inc. (a)	13
1,206	Thermo Electron Corp.	192
411	VWR Corp. (a)	12
1,347	Waters Corp. (a)	213

		1,026

	Machinery — 2.00%
1,515	AGCO Corp.	75
893	Allison Transmission Holdings, Inc.	26
20,089	Caterpillar, Inc.	1,783
2,145	Colfax Corp. (a)	67
1,055	Crane Co.	66
28,102	Cummins, Inc.	3,602
17,644	Deere & Co.	1,506
62	Donaldson Co., Inc.	2
10,249	Dover Corp.	755
2,381	Flowserve Corp.	115
6,146	Fortive Corp.	313
904	Graco, Inc.	67
62	IDEX Corp.	6
723	Ingersoll-Rand PLC	49
16,300	ITT, Inc.	584
131	Lincoln Electric Holdings, Inc.	8
411	Manitowoc Foodservice, Inc. (a)	7
57,668	Oshkosh Corp.	3,229
7,506	PACCAR, Inc.	441
2,960	Parker Hannifin Corp.	372
929	Pentair PLC	60
1,046	Snap-on, Inc.	159
743	Stanley Black & Decker, Inc.	91
2,332	Terex Corp.	59
3,896	The Timken Co.	137
3,250	Trinity Industries, Inc.	79
857	WABCO Holdings, Inc. (a)	97
1,369	Wabtec Corp.	112
479	Xylem, Inc.	25

		13,892

	Marine — 0.01%
1,180	Kirby Corp. (a)	73

	Media — 1.28%
669	AMC Networks, Inc. (a)	35
3,045	Cinemark Holdings, Inc.	117
134	Clear Channel Outdoor Holdings, Inc.	1
48,252	Comcast Corp., Class – A	3,202

Shares	Security Description	Value (000)
	Media (continued)
1,642	Discovery Communications, Inc., Class – A (a)	$44
2,603	Discovery Communications, Inc., Class – C (a)	68
2,896	Dish Network Corp. (a)	159
2,408	John Wiley & Sons, Inc., Class – A	124
147	Liberty Broadband, Class – A (a)	10
577	Liberty Broadband, Class – C (a)	41
508	Liberty SiriusXM Group, Class – A (a)	17
1,025	Liberty SiriusXM Group, Class – C (a)	34
201	Lions Gate Entertainment Corp.	4
324	Live Nation Entertainment, Inc. (a)	9
6,521	News Corp., Inc., Class – A	91
699	News Corp., Inc.	10
7,815	Omnicom Group, Inc.	664
2,530	Regal Entertainment Group, Class – A	55
917	Scripps Networks Interactive, Class – A	58
975	Starz (a)	30
11,563	TEGNA, Inc.	253
17,891	The Interpublic Group of Cos., Inc.	400
98	The Madison Square Garden Co., Class – A (a)	17
1,525	Time Warner, Inc.	121
3,674	Tribune Media Co.	134
619	Twenty-First Century Fox, Inc.	15
13,778	Twenty-First Century Fox, Inc.	334
13	Viacom, Inc., Class – A	1
75,637	Viacom, Inc., Class – B	2,882

		8,930

	Metals & Mining — 0.23%
7,397	Alcoa, Inc.	75
2,222	Compass Minerals International, Inc.	164
5,944	Freeport-McMoRan Copper & Gold, Inc.	65
2,999	Newmont Mining Corp.	118
15,802	Nucor Corp.	780
3,743	Reliance Steel & Aluminum Co.	269
342	Royal Gold, Inc.	26
289	Southern Copper Corp.	8
4,145	Steel Dynamics, Inc.	104
1,680	Tahoe Resources, Inc.	22
935	United States Steel Corp.	18

		1,649

	Mortgage Real Estate Investment Trusts — 0.14%
4,529	American Capital Agency Corp.	88
41,408	Annaly Capital Management, Inc.	435
2,555	Chimera Investment Corp.	41
5,041	MFA Financial, Inc.	38
9,472	Starwood Property Trust, Inc.	213
15,494	Two Harbors Investment Corp.	132

		947

	Multiline Retail — 1.96%
526	Dillard’s, Inc., Class – A	33
75,937	Dollar General Corp.	5,315
1,745	J.C. Penney Co., Inc. (a)	16
19,433	Kohl’s Corp.	850
28,421	Macy’s, Inc.	1,053
13,915	Nordstrom, Inc.^	722
81,665	Target Corp.	5,609

		13,598

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities — 0.83%
2,284	Ameren Corp.	$112
4,377	CenterPoint Energy, Inc.	102
2,708	CMS Energy Corp.	114
5,354	Consolidated Edison, Inc.	403
6,043	Dominion Resources, Inc.	449
1,727	DTE Energy Co.	162
1,907	MDU Resources Group, Inc.	49
133,734	NiSource, Inc.	3,224
8,942	Public Service Enterprise Group, Inc.	374
2,240	SCANA Corp.	162
2,481	Sempra Energy	266
814	Vectren Corp.	41
5,652	WEC Energy Group, Inc.	338

		5,796

	Oil, Gas & Consumable Fuels — 9.34%
3,079	Anadarko Petroleum Corp.	195
4,439	Antero Resources Corp. (a)	120
714	Apache Corp.	46
10,072	Cabot Oil & Gas Corp.	260
1,148	Cheniere Energy, Inc. (a)	50
3,165	Chesapeake Energy Corp. (a)	20
51,202	Chevron Corp.	5,270
440	Cimarex Energy Co.	59
795	Concho Resources, Inc. (a)	109
66,235	ConocoPhillips	2,879
5,727	CONSOL Energy, Inc.	110
1,872	Continental Resources, Inc. (a)	97
102,401	Devon Energy Corp.	4,517
331	Diamondback Energy, Inc. (a)	32
2,381	Energen Corp.	137
101,172	EOG Resources, Inc.	9,783
4,447	EQT Corp.	323
97,322	Exxon Mobil Corp.	8,494
3,143	Gulfport Energy Corp. (a)	89
164,199	Hess Corp.	8,803
9,472	HollyFrontier Corp.	232
95,891	Kinder Morgan, Inc.	2,218
4,028	Kosmos Energy Ltd. (a)	26
829	Laredo Petroleum, Inc. (a)	11
4,864	Marathon Oil Corp.	77
75,817	Marathon Petroleum Corp.	3,077
73,319	Murphy Oil Corp.	2,229
859	Newfield Exploration Co. (a)	37
11,157	Noble Energy, Inc.	399
38,155	Occidental Petroleum Corp.	2,782
7,552	ONEOK, Inc.	388
871	Parsley Energy, Inc., Class – A (a)	29
8,242	PBF Energy, Inc., Class – A	187
26,990	Phillips 66	2,174
4,109	Pioneer Natural Resources Co.	763
5,842	QEP Resources, Inc.	114
5,125	Range Resources Corp.	199
2,961	Rice Energy, Inc. (a)	77
1,607	SM Energy Co.	62
90,282	Southwestern Energy Co. (a)	1,250
37,804	Spectra Energy Corp.	1,616
9,076	Targa Resources Corp.	446
7,101	Tesoro Corp.	565
27,205	The Williams Cos., Inc.	836
65,566	Valero Energy Corp.	3,475
1,165	Whiting Petroleum Corp. (a)	10
1,745	World Fuel Services Corp.	81

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
8,156	WPX Energy, Inc. (a)	$108

		64,861

	Paper & Forest Products — 0.06%
11,575	Domtar Corp.	430

	Personal Products — 0.09%
2,711	Coty, Inc., Class – A	64
1,267	Edgewell Personal Care Co. (a)	101
2,798	Nu Skin Enterprises, Inc., Class – A	181
3,283	The Estee Lauder Cos., Inc., Class – A	290

		636

	Pharmaceuticals — 4.43%
1,488	Akorn, Inc. (a)	41
910	Allergan PLC (a)	210
53,194	Bristol-Myers Squibb Co.	2,868
27,519	Eli Lilly & Co.	2,209
1,144	ENDO International PLC (a)	23
45,789	Johnson & Johnson	5,409
2,229	Mallinckrodt PLC (a)	156
78,788	Merck & Co., Inc.	4,917
9,183	Mylan NV (a)	350
3,188	Perrigo Co. PLC	294
326,590	Pfizer, Inc.	11,061
71,587	Teva Pharmaceutical Industries Ltd., ADR	3,294

		30,832

	Professional Services — 0.08%
3,827	Manpowergroup, Inc.	276
495	Nielsen Holdings PLC	27
1,440	Robert Half International, Inc.	55
501	The Dun & Bradstreet Corp.	68
1,867	Versik Analytics, Inc., Class – A (a)	152

		578

	Real Estate Management & Development — 0.03%
2,405	CBRE Group, Inc., Class – A (a)	67
493	Howard Hughes Corp. (a)	56
596	Jones Lang LaSalle, Inc.	69
1,986	Realogy Holdings Corp.	51

		243

	Road & Rail — 0.95%
13	AMERCO, Inc.	4
53,403	CSX Corp.	1,629
1,260	Genesee & Wyoming, Inc., Class – A (a)	87
328	Hertz Global Holdings, Inc. (a)	13
602	Kansas City Southern	56
706	Landstar System, Inc.	48
10,795	Norfolk Southern Corp.	1,048
143	Old Dominion Freight Line, Inc. (a)	10
3,956	Ryder System, Inc.	261
35,062	Union Pacific Corp.	3,419

		6,575

	Semiconductors & Semiconductor Equipment — 3.18%
11,050	Analog Devices, Inc.	712
1,744	Applied Materials, Inc.	53
361	Cree, Inc. (a)	9
12,418	Cypress Semiconductor Corp.	151
1,746	First Solar, Inc. (a)	69
357,048	Intel Corp.	13,478
5,173	KLA-Tencor Corp.	361

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
3,130	Lam Research Corp.	$296
707	Linear Technology Corp.	42
2,248	Marvell Technology Group Ltd.	30
8,833	Maxim Integrated Products, Inc.	353
5,589	Microchip Technology, Inc.	347
25,067	Micron Technology, Inc. (a)	446
9,841	ON Semiconductor Corp. (a)	121
691	Qorvo, Inc. (a)	39
69,152	Qualcomm, Inc.	4,737
3,694	Skyworks Solutions, Inc.	281
341	SunPower Corp. (a)	3
4,878	Teradyne, Inc.	105
9,362	Xilinx, Inc.	509

		22,142

	Software — 2.14%
364	ANSYS, Inc. (a)	34
220	Autodesk, Inc. (a)	16
11,367	CA, Inc.	376
3,173	Cadence Design Systems, Inc. (a)	81
1,089	Dell Technologies, Inc., Class – V (a)	52
663	FireEye, Inc. (a)	10
50,919	Microsoft Corp.	2,933
320	Nuance Communications, Inc. (a)	5
280,035	Oracle Corp.	11,000
360	PTC, Inc. (a)	16
103	SS&C Technologies Holdings, Inc.	3
2,956	Symantec Corp.	74
2,377	Synopsys, Inc. (a)	141
1,204	VMware, Inc., Class – A (a)	88
4,142	Zynga, Inc. (a)	12

		14,841

	Specialty Retail — 1.00%
225	Autonation, Inc. (a)	11
3,903	Bed Bath & Beyond, Inc.	168
17,301	Best Buy Co., Inc.	661
22,752	Burlington Stores, Inc. (a)	1,844
245	Cabela’s, Inc., Class – A (a)	13
416	CST Brands, Inc.	20
1,895	Dick’s Sporting Goods, Inc.	107
3,055	Foot Locker, Inc.	207
9,923	GameStop Corp., Class – A	274
23,621	Gap, Inc.	525
8,544	L Brands, Inc.	605
131	Michaels Cos., Inc. The (a)	3
85	Murphy USA, Inc. (a)	6
243,502	Office Depot, Inc.	869
2,586	Penske Automotive Group, Inc.	125
56	Signet Jewelers Ltd.	4
57,639	Staples, Inc.	493
8,137	Tiffany & Co.	591
1,983	Urban Outfitters, Inc. (a)	68
6,381	Williams-Sonoma, Inc.	326

		6,920

	Technology Hardware, Storage & Peripherals — 2.05%
12,038	Apple, Inc.	1,361
223,262	Hewlett Packard Enterprise Co.	5,079
359,327	HP, Inc.	5,580
2,142	Lexmark International, Inc., Class – A	86
29,128	NCR Corp. (a)	938
7,127	NetApp, Inc.	255

Shares	Security Description	Value (000)
	Technology Hardware, Storage & Peripherals (continued)
15,852	Western Digital Corp.	$927

		14,226

	Textiles, Apparel & Luxury Goods — 0.21%
12,209	Coach, Inc.	446
2,110	Michael Kors Holdings Ltd. (a)	99
1,412	PVH Corp.	156
982	Ralph Lauren Corp.	99
11,789	V.F. Corp.	661

		1,461

	Thrifts & Mortgage Finance — 0.06%
25,358	New York Community Bancorp, Inc.	361
2,068	TFS Financial Corp.	37

		398

	Tobacco — 2.09%
144,376	Altria Group, Inc.	9,130
42,165	Philip Morris International, Inc.	4,099
27,792	Reynolds American, Inc.	1,310

		14,539

	Trading Companies & Distributors — 0.20%
1,885	Air Lease Corp.	54
11,812	Fastenal Co.	493
3,300	HD Supply Holdings, Inc. (a)	106
506	Herc Holdings, Inc. (a)	17
4,185	MSC Industrial Direct Co., Inc., Class – A	307
1,527	United Rentals, Inc. (a)	120
1,744	Watsco, Inc.	246
942	WESCO International, Inc. (a)	58

		1,401

	Transportation Infrastructure — 0.04%
3,065	Macquarie Infrastructure Corp.	255

	Water Utilities — 0.02%
1,015	American Water Works Co., Inc.	76
1,912	Aqua America, Inc.	58

		134

	Wireless Telecommunication Services — 1.07%
19,918	Sprint Nextel Corp. (a)	132
2,528	Telephone & Data Systems, Inc.	69
154,629	T-Mobile US, Inc. (a)	7,224
82	US Cellular Corp. (a)	3

		7,428

	Total Common Stocks	635,229

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. (Casa Ley)*(a)	19
18,568	Safeway, Inc. (PDC)*(a)	1

	Total Contingent Rights	20

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$10	U.S. Treasury Bill, 0.19%, 12/15/16 (b)	$10

	Total U.S. Treasury Obligation	10

	Time Deposit — 0.24%
1,702	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	1,702

	Total Time Deposit	1,702

	Exchange-Traded Funds — 2.53%
433	Financial Select Sector SPDR Fund	8,357
60	Real Estate Select Sector SPDR Fund	1,974
215	SPDR S&P Bank ETF	7,183

	Total Exchange-Traded Funds	17,514

	Mutual Funds — 6.16%
1,169,720	Dreyfus Treasury Prime Cash Management, 0.16% (c)	1,170
2,503,127	Federated Treasury Obligations Fund, Institutional Shares, 0.18%^^ (c)	2,503
84,249	State Street Institutional Treasury Money Market Fund, 0.15% (c)	84
39,057,437	State Street Institutional Treasury Plus Money Market Fund, 0.15% (c)	39,058

	Total Mutual Funds	42,815

	Repurchase Agreement — 0.20%
$1,404	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $1,403,630 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $1,431,625)^^	1,404

	Total Repurchase Agreement	1,404

	Total Investments (cost $617,269) — 100.56%	698,694
	Liabilities in excess of other assets — (0.56)%	(3,879)

	Net Assets — 100.00%	$694,815

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $3,942 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on September 30, 2016.
ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	35.71%	47.27%	8.45%	—	—	91.43%
Contingent Rights	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.24%	—	—	—	—	0.24%
Exchange-Traded Funds	—	—	—	2.53%	—	2.53%
Mutual Funds	—	0.58%	0.02%	3.12%	2.44%	6.16%
Repurchase Agreement	—	0.20%	—	—	—	0.20%
Other Assets (Liabilities)	-0.18%	-0.51%	0.01%	0.12%	—	-0.56%

Total Net Assets	35.77%	47.54%	8.48%	5.77%	2.44%	100.00%

The following table reflects the open derivative positions held by the  Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
124	E-Mini S&P 500 Future	$13,394	12/16/16	$(32)
33	E-Mini S&P Midcap 400 Future	5,114	12/16/16	84

	Net Unrealized Appreciation/(Depreciation)			$52

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.33%
	Aerospace & Defense — 1.61%
975	B/E Aerospace, Inc.	$50
898	Bwx Technologies, Inc. Com	34
8,651	General Dynamics Corp.	1,342
374	HEICO Corp., Class – A	23
155	HEICO Corp.	11
890	Hexcel Corp.	39
367	Huntington Ingalls Industries, Inc.	56
2,273	L-3 Communications Holdings, Inc.	343
9,878	Lockheed Martin Corp.	2,369
1,567	Northrop Grumman Corp.	335
9,495	Raytheon Co.	1,293
4,910	Rockwell Collins, Inc.	414
661	Spirit Aerosystems Holdings, Inc., Class – A (a)	29
794	Textron, Inc.	32
28,662	The Boeing Co.	3,777
472	TransDigm Group, Inc. (a)	136
23,016	United Technologies Corp.	2,338

		12,621

	Air Freight & Logistics — 0.23%
5,380	C.H. Robinson Worldwide, Inc.	379
6,488	Expeditors International of Washington, Inc.	334
2,350	FedEx Corp.	410
6,512	United Parcel Service, Inc., Class – B	713

		1,836

	Airlines — 0.08%
929	Alaska Air Group, Inc.	61
5,658	Delta Air Lines, Inc.	223
192	JetBlue Airways Corp. (a)	3
6,019	Southwest Airlines Co.	234
2,034	Spirit Airlines, Inc. (a)	87

		608

	Auto Components — 0.05%
209	BorgWarner, Inc.	7
2,568	Delphi Automotive PLC	183
1,764	Gentex Corp.	31
1,866	Johnson Controls International PLC	87
577	Lear Corp.	70
333	Visteon Corp.	24

		402

	Automobiles — 0.25%
1,706	Harley-Davidson, Inc.	90
8,944	Tesla Motors, Inc. (a)	1,825
463	Thor Industries, Inc.	39

		1,954

	Banks — 0.11%
10,787	Citizens Financial Group, Inc.	267
1,549	Cullen/Frost Bankers, Inc.	111
5,056	First Republic Bank	389
294	Signature Bank (a)	35
368	SVB Financial Group (a)	41
534	Western Alliance Bancorp (a)	20

		863

	Beverages — 2.08%
510	Brown-Forman Corp., Class – A	25
9,926	Brown-Forman Corp., Class – B	471

Shares	Security Description	Value (000)
	Beverages (continued)
6,980	Constellation Brands, Inc., Class – A	$1,162
7,012	Dr. Pepper Snapple Group, Inc.	640
17,874	Monster Beverage Corp. (a)	2,624
52,681	PepsiCo, Inc.	5,730
132,790	The Coca-Cola Co.	5,620

		16,272

	Biotechnology — 5.36%
15,301	AbbVie, Inc.	965
941	Acadia Pharmaceuticals, Inc. (a)	30
226	Agios Pharmaceuticals, Inc. (a)	12
19,369	Alexion Pharmaceuticals, Inc. (a)	2,373
1,419	Alkermes PLC (a)	67
623	Alnylam Pharmaceuticals, Inc. (a)	42
81,703	Amgen, Inc.	13,630
8,118	Biogen Idec, Inc. (a)	2,541
14,324	BioMarin Pharmaceutical, Inc. (a)	1,325
44,784	Celgene Corp. (a)	4,681
12,529	Gilead Sciences, Inc.	991
1,532	Incyte Corp. (a)	144
160	Intercept Pharmaceuticals, Inc. (a)	26
440	Intrexon Corp. (a)	12
1,160	Ionis Pharmaceuticals, Inc. (a)	43
451	Juno Therapeutics, Inc. (a)	14
825	Neurocrine Biosciences, Inc. (a)	42
2,858	OPKO Health, Inc. (a)	30
25,423	Regeneron Pharmaceuticals, Inc. (a)	10,221
910	Seattle Genetics, Inc. (a)	49
17,609	Shire PLC, ADR	3,414
98	United Therapeutics Corp. (a)	12
15,368	Vertex Pharmaceuticals, Inc. (a)	1,340

		42,004

	Building Products — 0.05%
687	A.O. Smith Corp.	68
905	Allegion PLC	62
1,439	Fortune Brands Home & Security, Inc.	84
347	Lennox International, Inc.	54
2,030	Masco Corp.	70

		338

	Capital Markets — 1.99%
442	Affiliated Managers Group, Inc. (a)	64
451	Ameriprise Financial, Inc.	45
296	Artisan Partners Asset Management, Inc., Class – A	8
3,056	CBOE Holdings, Inc.	198
8,808	CME Group, Inc.	921
1,052	Eaton Vance Corp.	41
1,566	FactSet Research Systems, Inc.	254
3,517	Federated Investors, Inc., Class – B	104
10,866	Franklin Resources, Inc.	387
9,408	Goldman Sachs Group, Inc.	1,517
57	Interactive Brokers Group, Inc., Class – A	2
531	IntercontinentalExchange Group, Inc.	143
697	Invesco Ltd.	22
139	Lazard Ltd., Class – A	5
98	LPL Financial Holdings, Inc.	3
346	MarketAxess Holdings, Inc.	57
1,427	Moody’s Corp.	155
51,760	Morgan Stanley	1,659
663	Morningstar, Inc.	53
858	MSCI, Inc. Common	72
1,803	NorthStar Asset Management Group, Inc.	23

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
25,944	S&P Global, Inc.	$3,283
5,061	SEI Investments Co.	231
72,904	State Street Corp.	5,076
8,955	T. Rowe Price Group, Inc.	596
9,562	TD Ameritrade Holding Corp.	337
8,725	The Charles Schwab Corp.	275
2,321	Waddell & Reed Financial, Inc., Class – A	42

		15,573

	Chemicals — 2.19%
7,502	Air Products & Chemicals, Inc.	1,128
6,358	Albemarle Corp.	544
1,555	Axalta Coating Systems Ltd. (a)	44
107	Celanese Corp., Series A	7
8,233	E.I. du Pont de Nemours & Co.	551
93,998	Ecolab, Inc.	11,442
1,017	FMC Corp.	49
3,013	International Flavors & Fragrances, Inc.	431
1,446	LyondellBasell Industries NV, Class – A	117
2,667	Monsanto Co.	273
66	NewMarket Corp.	28
2,497	PPG Industries, Inc.	258
10,316	Praxair, Inc.	1,246
1,229	RPM International, Inc.	66
401	The Scotts Miracle-Gro Co.	33
2,985	The Sherwin-Williams Co.	826
739	Valspar Corp.	78
377	W.R. Grace & Co.	28

		17,149

	Commercial Services & Supplies — 0.20%
3,444	Cintas Corp.	387
33	Clean Harbors, Inc. (a)	2
4,298	Copart, Inc. (a)	230
1,227	Covanta Holding Corp.	19
1,314	KAR Auction Services, Inc.	57
1,818	Pitney Bowes, Inc.	33
1,378	R.R. Donnelley & Sons Co.	22
3,572	Rollins, Inc.	105
3,082	Stericycle, Inc. (a)	246
3,455	Waste Connections, Inc.	258
3,450	Waste Management, Inc.	220

		1,579

	Communications Equipment — 0.92%
1,315	Arista Networks, Inc. (a)	112
341	Arris International PLC (a)	10
142,943	Cisco Systems, Inc.	4,533
1,231	Commscope Holding, Inc. (a)	37
2,651	F5 Networks, Inc. (a)	330
3,445	Harris Corp.	316
157	Motorola Solutions, Inc.	12
11,790	Palo Alto Networks, Inc. (a)	1,879

		7,229

	Construction & Engineering — 0.05%
3,920	Fluor Corp.	201
3,550	Jacobs Engineering Group, Inc. (a)	184
312	Quanta Services, Inc. (a)	9
173	Valmont Industries, Inc.	23

		417

	Construction Materials — 0.03%
450	Eagle Materials, Inc., Class – A	35

Shares	Security Description	Value (000)
	Construction Materials (continued)
542	Martin Marietta Materials, Inc.	$97
1,161	Vulcan Materials Co.	132

		264

	Consumer Finance — 0.09%
66	Credit Acceptance Corp. (a)	13
1,279	Discover Financial Services	72
23,211	Synchrony Financial	651

		736

	Containers & Packaging — 0.11%
1,858	AptarGroup, Inc.	144
793	Avery Dennison Corp.	62
1,609	Ball Corp.	132
109	Bemis Co., Inc.	6
1,154	Berry Plastics Group, Inc. (a)	51
1,268	Crown Holdings, Inc. (a)	72
2,165	Graphic Packaging Holding Co.	30
1,563	Owens-Illinois, Inc. (a)	29
881	Packaging Corp. of America	72
1,851	Sealed Air Corp.	85
413	Silgan Holdings	21
2,808	Sonoco Products Co.	147

		851

	Distributors — 0.13%
5,479	Genuine Parts Co.	550
11,467	LKQ Corp. (a)	407
388	Pool Corp.	37

		994

	Diversified Consumer Services — 0.01%
1,795	Service Corp. International	47
1,296	ServiceMaster Global Holdings, Inc. (a)	44

		91

	Diversified Telecommunication Services — 0.14%
748	SBA Communications Corp., Class – A (a)	84
19,297	Verizon Communications, Inc.	1,003
1,542	Zayo Group Holdings, Inc. (a)	46

		1,133

	Electric Utilities — 0.00%
705	ITC Holdings Corp.	33

	Electrical Equipment — 0.24%
410	Acuity Brands, Inc.	108
7,177	AMETEK, Inc.	343
19,711	Emerson Electric Co.	1,074
1,957	Hubbell, Inc.	211
970	Rockwell Automation, Inc.	119

		1,855

	Electronic Equipment, Instruments & Components — 0.17%
11,432	Amphenol Corp., Class – A	742
1,534	Cdw Corp. of Delaware	70
780	Cognex Corp.	41
1,369	Dolby Laboratories, Inc., Class – A	74
1,085	Fitbit, Inc., Class – A (a)	16
3,922	FLIR Systems, Inc.	123
289	IPG Photonics Corp. (a)	24
3,957	National Instruments Corp.	112
1,880	Trimble Navigation Ltd. (a)	54
1,071	VeriFone Systems, Inc. (a)	17

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
410	Zebra Technologies Corp., Class – A (a)	$29

		1,302

	Energy Equipment & Services — 2.19%
58,135	Core Laboratories NV	6,530
1,093	Dril-Quip, Inc. (a)	61
6,518	FMC Technologies, Inc. (a)	193
985	Franks International NV	13
2,751	Helmerich & Payne, Inc.	185
10,957	National Oilwell Varco, Inc.	403
2,776	Oceaneering International, Inc.	76
122,216	Schlumberger Ltd.	9,611

		17,072

	Equity Real Estate Investment Trusts — 1.61%
59	Alexandria Real Estate Equities, Inc.	6
23,945	American Tower Corp.	2,714
246	Boston Properties, Inc.	34
65	Care Capital Properties, Inc.	2
3,273	Corrections Corp. of America	45
2,802	Crown Castle International Corp.	264
1,164	CubeSmart	32
600	CyrusOne, Inc.	29
971	Digital Realty Trust, Inc.	94
592	Empire State Realty Trust, Inc., Class – A	12
21,568	Equinix, Inc.	7,771
721	Equity Lifestyle Properties, Inc.	56
256	Essex Property Trust, Inc.	57
1,136	Extra Space Storage, Inc.	90
665	Federal Realty Investment Trust	102
1,766	Gaming & Leisure Properties, Inc.	59
959	Healthcare Trust of America, Inc., Class – A	31
2,452	Iron Mountain, Inc.	92
784	Lamar Advertising Co., Class – A	51
291	Life Storage, Inc.	26
683	OMEGA Healthcare Investors, Inc.	24
177	Outfront Media, Inc.	4
1,389	Public Storage	310
168	Regency Centers Corp.	13
219	Senior Housing Properties Trust	5
2,625	Simon Property Group, Inc.	543
813	Tanger Factory Outlet Centers, Inc.	32
284	Taubman Centers, Inc.	21
1,001	Ventas, Inc.	71

		12,590

	Food & Staples Retailing — 3.11%
372	Casey’s General Stores, Inc.	45
33,903	Costco Wholesale Corp.	5,171
41,095	CVS Caremark Corp.	3,657
9,696	Rite Aid Corp. (a)	75
5,707	Sprouts Farmers Market, Inc. (a)	118
21,366	Sysco Corp.	1,047
8,953	The Kroger Co.	266
355	US Foods Holding Corp. (a)	8
25,590	Walgreens Boots Alliance, Inc.	2,063
43,947	Wal-Mart Stores, Inc.	3,169
306,501	Whole Foods Market, Inc.	8,689

		24,308

	Food Products — 1.80%
475	Blue Buffalo Pet Products, Inc. (a)	11
6,562	Campbell Soup Co.	359

Shares	Security Description	Value (000)
	Food Products (continued)
3,251	ConAgra Foods, Inc.	$153
6,386	Flowers Foods, Inc.	97
5,597	General Mills, Inc.	358
5,314	Hershey Co.	508
9,599	Hormel Foods Corp.	364
478	Ingredion, Inc.	64
2,158	Kellogg Co.	167
4,549	McCormick & Co., Inc.	455
5,752	Mead Johnson Nutrition Co.	454
235,839	Mondelez International, Inc., Class – A	10,353
68	Pilgrim’s Pride Corp.	1
358	Post Holdings, Inc. (a)	28
738	The Hain Celestial Group, Inc. (a)	26
3,285	The J.M. Smucker Co.	445
721	The Kraft Heinz Co.	65
137	TreeHouse Foods, Inc. (a)	12
1,285	Tyson Foods, Inc., Class – A	96
1,637	Whitewave Foods Co. (a)	89

		14,105

	Gas Utilities — 0.00%
49	Piedmont Natural Gas Co., Inc.	3

	Health Care Equipment & Supplies — 2.11%
41,424	Abbott Laboratories	1,751
380	Abiomed, Inc. (a)	49
127	Alere, Inc. (a)	5
681	Align Technology, Inc. (a)	64
15,586	Baxter International, Inc.	742
7,774	Becton, Dickinson & Co.	1,397
12,687	Boston Scientific Corp. (a)	302
2,731	C.R. Bard, Inc.	613
18,029	Danaher Corp.	1,413
6,693	Dentsply Sirona, Inc.	398
774	DexCom, Inc. (a)	68
7,959	Edwards Lifesciences Corp. (a)	960
590	Hill-Rom Holdings, Inc.	37
2,628	Hologic, Inc. (a)	102
3,452	IDEXX Laboratories, Inc. (a)	389
1,396	Intuitive Surgical, Inc. (a)	1,012
39,649	Medtronic PLC	3,426
5,206	ResMed, Inc.	337
9,580	St. Jude Medical, Inc.	764
12,445	Stryker Corp.	1,448
64	Teleflex, Inc.	11
349	The Cooper Cos., Inc.	63
3,677	Varian Medical Systems, Inc. (a)	366
678	West Pharmaceutical Services, Inc.	51
5,648	Zimmer Holdings, Inc.	734

		16,502

	Health Care Providers & Services — 1.73%
200	Acadia Healthcare Co., Inc. (a)	10
10,809	Aetna, Inc.	1,248
1,674	AmerisourceBergen Corp.	135
306	AmSurg Corp. (a)	21
8,034	Anthem, Inc.	1,007
2,844	Cardinal Health, Inc.	221
1,158	Centene Corp. (a)	78
800	CIGNA Corp.	104
624	DaVita Healthcare Partners, Inc. (a)	41
1,500	Envision Healthcare Holdings, Inc. (a)	33
24,002	Express Scripts Holding Co. (a)	1,693
1,958	HCA Holdings, Inc. (a)	148

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
3,088	Henry Schein, Inc. (a)	$503
1,321	Humana, Inc.	234
3,194	Laboratory Corp. of America Holdings (a)	439
8,592	McKesson Corp.	1,433
3,171	MEDNAX, Inc. (a)	210
3,171	Patterson Cos., Inc.	146
111	Premier, Inc., Class – A (a)	4
3,950	Quest Diagnostics, Inc.	334
845	Tenet Healthcare Corp. (a)	19
34,838	UnitedHealth Group, Inc.	4,876
2,758	Universal Health Services, Inc., Class – B	340
3,024	VCA Antech, Inc. (a)	212
391	WellCare Health Plans, Inc. (a)	46

		13,535

	Health Care Technology — 1.53%
372	athenahealth, Inc. (a)	47
190,730	Cerner Corp. (a)	11,777
1,430	IMS Health Holdings (a)	45
470	Inovalon Holdings, Inc., Class – A (a)	7
2,978	Veeva Systems, Inc. (a)	123

		11,999

	Hotels, Restaurants & Leisure — 4.39%
988	Aramark	38
537	Brinker International, Inc.	27
22,985	Chipotle Mexican Grill, Inc. (a)	9,734
1,171	Choice Hotels International, Inc.	53
1,099	Darden Restaurants, Inc.	67
470	Domino’s Pizza, Inc.	71
879	Dunkin’ Brands Group, Inc.	46
81	Extended Stay America, Inc.	1
4,344	Hilton Worldwide Holdings, Inc.	100
53	Hyatt Hotels Corp., Class – A (a)	3
3,421	Las Vegas Sands Corp.	197
43,822	Marriott International, Inc., Class – A	2,951
50,860	McDonald’s Corp.	5,867
340	MGM Resorts International (a)	9
118	Norwegian Cruise Line Holdings, Ltd. (a)	4
848	Panera Bread Co., Class – A (a)	165
689	Six Flags Entertainment Corp.	37
248,073	Starbucks Corp.	13,430
953	The Wendy’s Co.	10
344	Vail Resorts, Inc.	54
1,038	Wyndham Worldwide Corp.	70
688	Wynn Resorts Ltd.	67
14,718	YUM! Brands, Inc.	1,337

		34,338

	Household Durables — 0.11%
73	CalAtlantic Group, Inc.	2
1,748	D.R. Horton, Inc.	53
3,323	Garmin Ltd.	160
317	Harman International Industries, Inc.	27
1,250	Leggett & Platt, Inc.	57
892	Lennar Corp., Class – A	38
41	Lennar Corp., Class – B	1
459	Mohawk Industries, Inc. (a)	92
4,426	Newell Rubbermaid, Inc.	233
33	NVR, Inc. (a)	54
1,034	PulteGroup, Inc.	21
511	Tempur Sealy International, Inc. (a)	29
711	Toll Brothers, Inc. (a)	21
485	Tupperware Brands Corp.	32

Shares	Security Description	Value (000)
	Household Durables (continued)
58	Whirlpool Corp.	$9

		829

	Household Products — 2.58%
9,658	Church & Dwight Co., Inc.	463
165,956	Colgate-Palmolive Co.	12,304
153	Energizer Holdings, Inc.	8
12,924	Kimberly-Clark Corp.	1,630
233	Spectrum Brands Holdings, Inc.	32
4,652	The Clorox Co.	582
57,757	The Procter & Gamble Co.^	5,184

		20,203

	Industrial Conglomerates — 1.00%
23,180	3M Co.	4,084
2,004	Carlisle Cos., Inc.	206
70,130	General Electric Co.	2,077
7,167	Honeywell International, Inc.	836
3,302	Roper Industries, Inc.	603

		7,806

	Insurance — 0.38%
50	AmTrust Financial Services, Inc.	1
10,344	Aon PLC	1,164
1,136	Arthur J. Gallagher & Co.	58
3,298	Brown & Brown, Inc.	124
188	Erie Indemnity Co., Class – A	19
541	Lincoln National Corp.	25
19,809	Marsh & McLennan Cos., Inc.	1,332
588	The Progressive Corp.	19
3,517	Torchmark Corp.	225
873	XL Group Ltd.	29

		2,996

	Internet & Direct Marketing Retail — 5.54%
30,279	Amazon.com, Inc. (a)	25,353
4,296	Expedia, Inc.	501
3,819	Groupon, Inc. (a)	20
2,361	Liberty Interactive Corp., QVC Group (a)	47
197	Liberty Ventures, Series A (a)	8
36,777	Netflix, Inc. (a)	3,624
9,189	Priceline.com, Inc. (a)	13,522
4,298	TripAdvisor, Inc. (a)	272

		43,347

	Internet Software & Services — 7.48%
1,444	Akamai Technologies, Inc. (a)	77
57,339	Alibaba Group Holding Ltd., ADR (a)	6,065
15,390	Alphabet, Inc., Class – A (a)	12,374
22,798	Alphabet, Inc., Class – C (a)	17,720
19	CommerceHub, Inc., Series A (a)	—
39	CommerceHub, Inc., Series C (a)	1
301	CoStar Group, Inc. (a)	65
10,052	eBay, Inc. (a)	331
124,302	Facebook, Inc., Class – A (a)	15,944
371	GoDaddy, Inc., Class – A (a)	13
533	InterActiveCorp	33
1,106	LinkedIn Corp., Class – A (a)	211
231	Match Group, Inc. (a)	4
1,838	Pandora Media, Inc. (a)	26
4,325	Rackspace Hosting, Inc. (a)	137
189,172	Tencent Holdings Ltd., ADR	5,273
71	Twilio, Inc., Class – A	5
5,272	Twitter, Inc. (a)	122

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
895	VeriSign, Inc. (a)	$70
533	Yelp, Inc. (a)	22
282	Zillow Group, Inc., Class – A (a)	10
692	Zillow Group, Inc., Class – C (a)	24

		58,527

	IT Services — 9.51%
23,275	Accenture PLC, Class – A	2,844
31,368	Alliance Data Systems Corp. (a)	6,729
4,308	Amdocs Ltd.	249
117,370	Automatic Data Processing, Inc.	10,352
184	Black Knight Financial Services, Inc., Class – A (a)	8
1,032	Booz Allen Hamilton Holding Corp.	33
4,447	Broadridge Financial Solutions, Inc.	301
22,516	Cognizant Technology Solutions Corp. (a)	1,074
525	CoreLogic, Inc. (a)	21
1,568	CSRA, Inc.	42
315	DST Systems, Inc.	37
479	Euronet Worldwide, Inc. (a)	39
1,740	Fidelity National Information Services, Inc.	134
3,001	First Data Corp. (a)	39
2,088	Fiserv, Inc. (a)	208
65,237	FleetCor Technologies, Inc. (a)	11,334
753	Gartner Group, Inc. (a)	67
1,448	Genpact, Ltd. (a)	35
5,119	Global Payments, Inc.	393
31,285	International Business Machines Corp.	4,970
3,001	Jack Henry & Associates, Inc.	257
631	Leidos Holdings, Inc.	27
86,059	MasterCard, Inc., Class – A	8,758
12,028	Paychex, Inc.	696
44,919	PayPal Holdings, Inc. (a)	1,840
1,954	Sabre Corp.	55
412	Square, Inc. (a)	5
5,037	Teradata Corp. (a)	156
6,102	Total System Services, Inc.	288
1,461	Vantive, Inc. (a)	82
276,897	Visa, Inc., Class – A	22,898
19,004	Western Union Co.	396
371	WEX, Inc. (a)	40

		74,407

	Leisure Products — 0.05%
710	Brunswick Corp.	35
1,059	Hasbro, Inc.	84
3,213	Mattel, Inc.	97
2,483	Polaris Industries, Inc.^	193
84	Vista Outdoor, Inc. (a)	3

		412

	Life Sciences Tools & Services — 0.66%
806	Agilent Technologies, Inc.	38
1,412	Bio-Techne Corp.	155
1,021	Bruker Biosciences Corp.	23
449	Charles River Laboratories International, Inc. (a)	37
10,840	Illumina, Inc. (a)	1,969
1,014	Mettler-Toledo International, Inc. (a)	426
146	Patheon NV (a)	4
182	PerkinElmer, Inc.	10
511	Quintiles IMS Holdings, Inc. (a)	41
12,699	Thermo Electron Corp.	2,020
36	VWR Corp. (a)	1

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
3,002	Waters Corp. (a)	$476

		5,200

	Machinery — 0.55%
1,366	Crane Co.	86
735	Deere & Co.	63
4,974	Donaldson Co., Inc.	186
4,535	Dover Corp.	334
748	Flowserve Corp.	36
9,013	Fortive Corp.	459
530	Graco, Inc.	39
2,848	IDEX Corp.	266
11,059	Illinois Tool Works, Inc.	1,325
1,218	Ingersoll-Rand PLC	83
376	Lincoln Electric Holdings, Inc.	24
441	Manitowoc Foodservice, Inc. (a)	7
544	Nordson, Inc.	54
318	PACCAR, Inc.	19
2,016	Snap-on, Inc.	306
182	Stanley Black & Decker, Inc.	22
2,149	The Middleby Corp. (a)	266
1,020	The Toro Co.	48
504	WABCO Holdings, Inc. (a)	57
3,526	Wabtec Corp.	288
5,904	Xylem, Inc.	310

		4,278

	Marine — 0.01%
1,558	Kirby Corp. (a)	97

	Media — 1.11%
575	AMC Networks, Inc. (a)	30
46	Cable One, Inc.	27
3,802	CBS Corp., Class – B	208
1,886	Charter Communications, Inc., Class – A (a)	509
1,017	Cinemark Holdings, Inc.	39
136	Clear Channel Outdoor Holdings, Inc.	1
21,071	Comcast Corp., Class – A	1,398
1,342	Discovery Communications, Inc., Class – A (a)	36
2,091	Discovery Communications, Inc., Class – C (a)	55
1,597	Dish Network Corp. (a)	87
1,284	John Wiley & Sons, Inc., Class – A	66
481	Lions Gate Entertainment Corp.	10
759	Live Nation Entertainment, Inc. (a)	21
8,990	Omnicom Group, Inc.	764
181	Regal Entertainment Group, Class – A	4
3,336	Scripps Networks Interactive, Class – A	212
16,790	Sirius XM Holdings, Inc. (a)	70
820	Starz (a)	26
3,783	The Interpublic Group of Cos., Inc.	85
15	The Madison Square Garden Co., Class – A (a)	3
24,935	The Walt Disney Co.	2,315
29,803	Time Warner, Inc.	2,372
48	Tribune Media Co.	2
3,570	Twenty-First Century Fox, Inc.	88
7,926	Twenty-First Century Fox, Inc.	192
71	Viacom, Inc., Class – A	3
2,864	Viacom, Inc., Class – B	109

		8,732

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining — 0.01%
2,902	Freeport-McMoRan Copper & Gold, Inc.	$31
34	Royal Gold, Inc.	3
295	Southern Copper Corp.	8
278	Steel Dynamics, Inc.	7

		49

	Multiline Retail — 0.38%
11,005	Dollar General Corp.	770
8,496	Dollar Tree, Inc. (a)	671
5,292	Kohl’s Corp.	232
1,163	Nordstrom, Inc.	60
18,300	Target Corp.	1,257

		2,990

	Multi-Utilities — 0.00%
363	Dominion Resources, Inc.	27

	Oil, Gas & Consumable Fuels — 1.76%
2,465	Apache Corp.	157
3,060	Cabot Oil & Gas Corp.	79
407	Chesapeake Energy Corp. (a)	3
51,116	Chevron Corp.	5,260
154	Cimarex Energy Co.	21
13,447	Concho Resources, Inc. (a)	1,847
403	Continental Resources, Inc. (a)	21
472	Devon Energy Corp.	21
177	Diamondback Energy, Inc. (a)	17
10,687	EOG Resources, Inc.	1,034
57,114	Exxon Mobil Corp.	4,984
509	Newfield Exploration Co. (a)	22
1,970	ONEOK, Inc.	101
105	Parsley Energy, Inc., Class – A (a)	4
4,622	Southwestern Energy Co. (a)	64
1,021	Spectra Energy Corp.	44
1,085	The Williams Cos., Inc.	33
2,043	World Fuel Services Corp.	95

		13,807

	Personal Products — 0.11%
236	Coty, Inc., Class – A	6
707	Herbalife Ltd. (a)	44
1,759	Nu Skin Enterprises, Inc., Class – A	114
7,828	The Estee Lauder Cos., Inc., Class – A	693

		857

	Pharmaceuticals — 3.37%
820	Akorn, Inc. (a)	22
16,418	Allergan PLC (a)	3,781
59,243	Bristol-Myers Squibb Co.	3,194
36,530	Eli Lilly & Co.	2,932
48,575	Johnson & Johnson	5,739
78,068	Merck & Co., Inc.	4,873
1,371	Mylan NV (a)	52
130,553	Novo Nordisk A/S, Class – B, ADR	5,430
3,970	Pfizer, Inc.	134
4,289	Zoetis, Inc.	223

		26,380

	Professional Services — 0.23%
4,433	Equifax, Inc.	597
7,011	IHS Markit, Ltd. (a)	263
2,654	Nielsen Holdings PLC	142
4,981	Robert Half International, Inc.	189
149	The Dun & Bradstreet Corp.	20

Shares	Security Description	Value (000)
	Professional Services (continued)
558	Transunion (a)	$19
6,153	Versik Analytics, Inc., Class – A (a)	500

		1,730

	Real Estate Management & Development — 0.01%
2,826	CBRE Group, Inc., Class – A (a)	79

	Road & Rail — 1.13%
30	AMERCO, Inc.	10
810	Avis Budget Group, Inc. (a)	28
27,856	CSX Corp.	850
114	Hertz Global Holdings, Inc. (a)	5
3,367	Hunt (JB) Transportation Services, Inc.	273
53,697	Kansas City Southern	5,011
1,637	Landstar System, Inc.	111
407	Old Dominion Freight Line, Inc. (a)	28
25,628	Union Pacific Corp.	2,499

		8,815

	Semiconductors & Semiconductor Equipment — 2.51%
8,701	Analog Devices, Inc.	561
7,328	Applied Materials, Inc.	221
3,550	Broadcom Limited	612
289	Cree, Inc. (a)	7
136,530	Intel Corp.	5,154
1,469	KLA-Tencor Corp.	102
1,200	Lam Research Corp.	114
7,687	Linear Technology Corp.	456
2,662	Maxim Integrated Products, Inc.	106
1,980	Microchip Technology, Inc.	123
36,150	NVIDIA Corp.	2,477
24,554	NXP Semiconductors NV (a)	2,505
328	ON Semiconductor Corp. (a)	4
107	Qorvo, Inc. (a)	6
92,792	Qualcomm, Inc.	6,357
1,641	Skyworks Solutions, Inc.	125
9,462	Texas Instruments, Inc.	664
761	Xilinx, Inc.	41

		19,635

	Software — 8.27%
5,270	Activision Blizzard, Inc.	233
42,943	Adobe Systems, Inc. (a)	4,661
2,719	ANSYS, Inc. (a)	252
2,419	Atlassian Corp. PLC, Class – A (a)	72
1,632	Autodesk, Inc. (a)	118
2,820	Cadence Design Systems, Inc. (a)	72
1,465	CDK Global, Inc.	84
5,969	Citrix Systems, Inc. (a)	509
216	Dell Technologies, Inc., Class – V (a)	10
2,738	Electronic Arts, Inc. (a)	234
281	FireEye, Inc. (a)	4
1,367	Fortinet, Inc. (a)	50
693	Guidewire Software, Inc. (a)	42
9,945	Intuit, Inc.	1,094
688	Manhattan Associates, Inc. (a)	40
251,928	Microsoft Corp.	14,510
15,079	Mobileye NV (a)	642
376	NetSuite, Inc. (a)	42
1,648	Nuance Communications, Inc. (a)	24
91,717	Oracle Corp.	3,603
510	PTC, Inc. (a)	23
155,736	Red Hat, Inc. (a)	12,588
182,640	Salesforce.com, Inc. (a)	13,028

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
87,867	SAP AG, ADR^	$8,032
1,485	Servicenow, Inc. (a)	118
29,569	Splunk, Inc. (a)	1,735
1,462	SS&C Technologies Holdings, Inc.	47
882	Symantec Corp.	22
114	Synopsys, Inc. (a)	7
531	Tableau Software, Inc., Class – A (a)	29
259	The Ultimate Software Group, Inc. (a)	53
312	Tyler Technologies, Inc. (a)	53
2,568	VMware, Inc., Class – A (a)	188
25,033	Workday, Inc., Class – A (a)	2,295

		64,514

	Specialty Retail — 4.18%
1,815	Aaron’s, Inc.	46
2,653	Advance Auto Parts, Inc.	396
206	Autonation, Inc. (a)	10
1,114	AutoZone, Inc. (a)	856
4,925	Bed Bath & Beyond, Inc.	212
8,473	Best Buy Co., Inc.	323
389	Burlington Stores, Inc. (a)	32
50	Cabela’s, Inc., Class – A (a)	3
1,820	CarMax, Inc. (a)	97
3,227	Dick’s Sporting Goods, Inc.	183
1,144	Foot Locker, Inc.	77
2,943	GameStop Corp., Class – A	81
6,784	Gap, Inc.	151
224,135	Industria de Diseno Textil SA, ADR	4,135
416	L Brands, Inc.	29
160,975	Lowe’s Cos., Inc.	11,624
569	Michaels Cos., Inc. The (a)	14
179	Murphy USA, Inc. (a)	13
15,168	O’Reilly Automotive, Inc. (a)	4,249
15,142	Ross Stores, Inc.	974
1,405	Sally Beauty Holdings, Inc. (a)	36
677	Signet Jewelers Ltd.	50
18,158	Staples, Inc.	155
31,042	The Home Depot, Inc.	3,994
52,574	The TJX Cos., Inc.	3,931
3,149	Tiffany & Co.	229
1,257	Tractor Supply Co.	85
2,326	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	554
3,134	Urban Outfitters, Inc. (a)	108
846	Williams-Sonoma, Inc.	43

		32,690

	Technology Hardware, Storage & Peripherals — 3.92%
270,751	Apple, Inc.	30,609
1,185	NCR Corp. (a)	38

		30,647

	Textiles, Apparel & Luxury Goods — 2.86%
35,525	adidas AG, ADR	3,087
1,948	Carter’s, Inc.	169
8,195	Coach, Inc.	300
1,214	Fossil Group, Inc. (a)	34
3,551	Hanesbrands, Inc.	90
1,248	Kate Spade & Co. (a)	21
21,258	Lululemon Athletica, Inc. (a)	1,296
6,616	Michael Kors Holdings Ltd. (a)	310
297,732	NIKE, Inc., Class – B	15,675
1,713	Ralph Lauren Corp.	173
1,259	Skechers USA, Inc., Class – A (a)	29
6,764	Under Armour, Inc., Class – A^ (a)	262

Shares or Principal Amount (000)	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods (continued)
6,814	Under Armour, Inc., Class – C (a)	$231
12,692	V.F. Corp.	711

		22,388

	Tobacco — 0.87%
18,497	Altria Group, Inc.	1,170
44,254	Philip Morris International, Inc.	4,302
27,573	Reynolds American, Inc.	1,300

		6,772

	Trading Companies & Distributors — 0.17%
380	Air Lease Corp.	11
10,862	Fastenal Co.	454
1,896	HD Supply Holdings, Inc. (a)	61
38	Herc Holdings, Inc. (a)	1
1,467	MSC Industrial Direct Co., Inc., Class – A	108
3,048	NOW, Inc. (a)	65
712	United Rentals, Inc. (a)	56
2,255	W.W. Grainger, Inc.	507
250	Watsco, Inc.	35

		1,298

	Wireless Telecommunication Services — 0.01%
1,660	T-Mobile US, Inc. (a)	78

	Total Common Stocks	730,146

	U.S. Treasury Obligation — 0.00%
$30	U.S. Treasury Bill, 0.19%, 12/15/16 (b)	30

	Total U.S. Treasury Obligation	30

	Time Deposit — 0.92%
7,216	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	7,216

	Total Time Deposit	7,216

	Mutual Funds — 6.58%
8,446,755	Federated Treasury Obligations Fund, Institutional Shares, 0.18%^^ (c)	8,447
5,303	State Street Institutional Treasury Money Market Fund, 0.15% (c)	5
43,041,143	State Street Institutional Treasury Plus Money Market Fund, 0.15% (c)	43,041

	Total Mutual Funds	51,493

	Repurchase Agreement — 0.61%
$4,736	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $4,736,522 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 –2/15/46 fair value $4,830,990)^^	4,736

	Total Repurchase Agreement	4,736

	Total Investments (cost $577,966) — 101.44%	793,621
	Liabilities in excess of other assets — (1.44)%	$(11,266)

	Net Assets — 100.00%	$782,355

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $13,331 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on September 30, 2016.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	22.30%	38.65%	—	32.38%	—	93.33%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.26%	—	—	0.66%	—	0.92%
Mutual Funds	—	0.56%	2.40%	0.64%	2.98%	6.58%
Repurchase Agreement	—	0.25%	—	0.36%	—	0.61%
Other Assets (Liabilities)	0.07%	-0.64%	0.11%	-0.98%	0.00%	-1.44%

Total Net Assets	22.63%	38.82%	2.51%	33.06%	2.98%	100.00%

The following table reflects the open derivative positions held by the  Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
77	E-Mini NASDAQ 100 Future	$7,500	12/16/16	$119
103	E-Mini S&P 500 Future	11,126	12/16/16	(42)
7	E-Mini S&P Midcap 400 Future	1,085	12/16/16	18

	Net Unrealized Appreciation/(Depreciation)			$95

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.06%
	Aerospace & Defense — 1.90%
1,221	B/E Aerospace, Inc.	$63
1,124	Bwx Technologies, Inc. Com	43
12,802	General Dynamics Corp.	1,986
468	HEICO Corp., Class – A	28
188	HEICO Corp.	13
1,113	Hexcel Corp.	49
459	Huntington Ingalls Industries, Inc.	70
3,428	L-3 Communications Holdings, Inc.	517
14,298	Lockheed Martin Corp.	3,428
1,961	Northrop Grumman Corp.	420
14,079	Raytheon Co.	1,917
7,103	Rockwell Collins, Inc.	599
826	Spirit Aerosystems Holdings, Inc., Class – A (a)	37
994	Textron, Inc.	40
33,439	The Boeing Co.	4,404
590	TransDigm Group, Inc. (a)	171
34,769	United Technologies Corp.	3,533

		17,318

	Air Freight & Logistics — 0.27%
7,766	C.H. Robinson Worldwide, Inc.	547
9,475	Expeditors International of Washington, Inc.	488
2,939	FedEx Corp.	513
8,147	United Parcel Service, Inc., Class – B	892

		2,440

	Airlines — 0.09%
1,163	Alaska Air Group, Inc.	77
7,079	Delta Air Lines, Inc.	279
234	JetBlue Airways Corp. (a)	4
7,530	Southwest Airlines Co.	292
3,083	Spirit Airlines, Inc. (a)	131

		783

	Auto Components — 0.06%
254	BorgWarner, Inc.	9
3,213	Delphi Automotive PLC	229
2,208	Gentex Corp.	39
2,336	Johnson Controls International PLC	109
721	Lear Corp.	87
417	Visteon Corp.	30

		503

	Automobiles — 0.25%
2,134	Harley-Davidson, Inc.	112
10,376	Tesla Motors, Inc. (a)	2,117
579	Thor Industries, Inc.	49

		2,278

	Banks — 0.14%
15,761	Citizens Financial Group, Inc.	389
2,338	Cullen/Frost Bankers, Inc.	168
7,359	First Republic Bank	568
369	Signature Bank (a)	44
460	SVB Financial Group (a)	51
669	Western Alliance Bancorp (a)	25

		1,245

	Beverages — 2.49%
609	Brown-Forman Corp., Class – A	30
14,529	Brown-Forman Corp., Class – B	689

Shares	Security Description	Value (000)
	Beverages (continued)
8,159	Constellation Brands, Inc., Class – A	$1,358
10,137	Dr. Pepper Snapple Group, Inc.	926
22,321	Monster Beverage Corp. (a)	3,277
76,459	PepsiCo, Inc.	8,317
193,402	The Coca-Cola Co.	8,185

		22,782

	Biotechnology — 5.02%
19,150	AbbVie, Inc.	1,208
1,158	Acadia Pharmaceuticals, Inc. (a)	37
274	Agios Pharmaceuticals, Inc. (a)	14
22,404	Alexion Pharmaceuticals, Inc. (a)	2,745
1,774	Alkermes PLC (a)	83
779	Alnylam Pharmaceuticals, Inc. (a)	53
89,159	Amgen, Inc.	14,873
9,515	Biogen Idec, Inc. (a)	2,978
16,581	BioMarin Pharmaceutical, Inc. (a)	1,534
52,108	Celgene Corp. (a)	5,447
15,680	Gilead Sciences, Inc.	1,241
1,917	Incyte Corp. (a)	181
201	Intercept Pharmaceuticals, Inc. (a)	33
534	Intrexon Corp. (a)	15
1,451	Ionis Pharmaceuticals, Inc. (a)	53
750	Juno Therapeutics, Inc. (a)	23
1,031	Neurocrine Biosciences, Inc. (a)	52
3,576	OPKO Health, Inc. (a)	38
24,301	Regeneron Pharmaceuticals, Inc. (a)	9,769
1,137	Seattle Genetics, Inc. (a)	61
20,167	Shire PLC, ADR	3,910
164	United Therapeutics Corp. (a)	19
17,562	Vertex Pharmaceuticals, Inc. (a)	1,532

		45,899

	Building Products — 0.05%
860	A.O. Smith Corp.	85
1,132	Allegion PLC	78
1,800	Fortune Brands Home & Security, Inc.	105
434	Lennox International, Inc.	68
2,540	Masco Corp.	87

		423

	Capital Markets — 1.98%
553	Affiliated Managers Group, Inc. (a)	80
565	Ameriprise Financial, Inc.	56
360	Artisan Partners Asset Management, Inc., Class – A	10
4,411	CBOE Holdings, Inc.	286
13,276	CME Group, Inc.	1,388
1,316	Eaton Vance Corp.	51
2,254	FactSet Research Systems, Inc.	365
5,081	Federated Investors, Inc., Class – B	151
16,407	Franklin Resources, Inc.	584
10,774	Goldman Sachs Group, Inc.	1,738
70	Interactive Brokers Group, Inc., Class – A	2
664	IntercontinentalExchange Group, Inc.	179
872	Invesco Ltd.	27
169	Lazard Ltd., Class – A	6
119	LPL Financial Holdings, Inc.	4
432	MarketAxess Holdings, Inc.	72
1,785	Moody’s Corp.	193
59,366	Morgan Stanley	1,903
966	Morningstar, Inc.	77
1,073	MSCI, Inc. Common	90
2,256	NorthStar Asset Management Group, Inc.	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
32,772	S&P Global, Inc.	$4,147
7,345	SEI Investments Co.	335
65,797	State Street Corp.	4,580
13,070	T. Rowe Price Group, Inc.	869
13,891	TD Ameritrade Holding Corp.	490
10,915	The Charles Schwab Corp.	345
3,513	Waddell & Reed Financial, Inc., Class – A	64

		18,121

	Chemicals — 2.06%
10,920	Air Products & Chemicals, Inc.	1,641
7,283	Albemarle Corp.	623
1,946	Axalta Coating Systems Ltd. (a)	55
130	Celanese Corp., Series A	9
10,300	E.I. du Pont de Nemours & Co.	690
90,165	Ecolab, Inc.	10,974
1,273	FMC Corp.	62
4,352	International Flavors & Fragrances, Inc.	622
1,809	LyondellBasell Industries NV, Class – A	146
3,336	Monsanto Co.	341
83	NewMarket Corp.	36
3,125	PPG Industries, Inc.	323
14,973	Praxair, Inc.	1,808
1,538	RPM International, Inc.	83
503	The Scotts Miracle-Gro Co.	42
4,314	The Sherwin-Williams Co.	1,194
925	Valspar Corp.	98
472	W.R. Grace & Co.	35

		18,782

	Commercial Services & Supplies — 0.24%
4,995	Cintas Corp.	562
40	Clean Harbors, Inc. (a)	2
6,235	Copart, Inc. (a)	334
1,536	Covanta Holding Corp.	24
1,643	KAR Auction Services, Inc.	71
2,275	Pitney Bowes, Inc.	41
1,724	R.R. Donnelley & Sons Co.	27
5,156	Rollins, Inc.	151
4,466	Stericycle, Inc. (a)	358
5,214	Waste Connections, Inc.	389
4,316	Waste Management, Inc.	275

		2,234

	Communications Equipment — 1.12%
1,886	Arista Networks, Inc. (a)	160
413	Arris International PLC (a)	12
215,860	Cisco Systems, Inc.	6,848
1,540	Commscope Holding, Inc. (a)	46
3,844	F5 Networks, Inc. (a)	479
5,199	Harris Corp.	476
264	Motorola Solutions, Inc.	20
13,589	Palo Alto Networks, Inc. (a)	2,165

		10,206

	Construction & Engineering — 0.07%
5,911	Fluor Corp.	304
5,364	Jacobs Engineering Group, Inc. (a)	277
378	Quanta Services, Inc. (a)	11
217	Valmont Industries, Inc.	29

		621

	Construction Materials — 0.04%
563	Eagle Materials, Inc., Class – A	44

Shares	Security Description	Value (000)
	Construction Materials (continued)
677	Martin Marietta Materials, Inc.	$121
1,452	Vulcan Materials Co.	165

		330

	Consumer Finance — 0.12%
110	Credit Acceptance Corp. (a)	22
1,599	Discover Financial Services	90
35,057	Synchrony Financial	982

		1,094

	Containers & Packaging — 0.12%
2,768	AptarGroup, Inc.	214
992	Avery Dennison Corp.	77
2,013	Ball Corp.	165
132	Bemis Co., Inc.	7
1,444	Berry Plastics Group, Inc. (a)	63
1,587	Crown Holdings, Inc. (a)	91
2,709	Graphic Packaging Holding Co.	38
1,956	Owens-Illinois, Inc. (a)	36
1,102	Packaging Corp. of America	90
2,316	Sealed Air Corp.	106
517	Silgan Holdings	26
4,227	Sonoco Products Co.	223

		1,136

	Distributors — 0.16%
7,941	Genuine Parts Co.	798
16,562	LKQ Corp. (a)	587
485	Pool Corp.	46

		1,431

	Diversified Consumer Services — 0.01%
2,246	Service Corp. International	59
1,622	ServiceMaster Global Holdings, Inc. (a)	55

		114

	Diversified Telecommunication Services — 0.16%
935	SBA Communications Corp., Class – A (a)	105
24,151	Verizon Communications, Inc.	1,256
1,930	Zayo Group Holdings, Inc. (a)	57

		1,418

	Electric Utilities — 0.00%
881	ITC Holdings Corp.	41

	Electrical Equipment — 0.30%
512	Acuity Brands, Inc.	135
10,708	AMETEK, Inc.	512
29,503	Emerson Electric Co.	1,609
2,869	Hubbell, Inc.	309
1,212	Rockwell Automation, Inc.	148

		2,713

	Electronic Equipment, Instruments & Components — 0.20%
16,523	Amphenol Corp., Class – A	1,072
1,918	Cdw Corp. of Delaware	88
976	Cognex Corp.	52
2,059	Dolby Laboratories, Inc., Class – A	112
1,358	Fitbit, Inc., Class – A (a)	20
5,914	FLIR Systems, Inc.	185
362	IPG Photonics Corp. (a)	30
5,769	National Instruments Corp.	164
2,352	Trimble Navigation Ltd. (a)	67
1,341	VeriFone Systems, Inc. (a)	21

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
513	Zebra Technologies Corp., Class – A (a)	$36

		1,847

	Energy Equipment & Services — 1.76%
52,488	Core Laboratories NV	5,896
1,655	Dril-Quip, Inc. (a)	92
9,845	FMC Technologies, Inc. (a)	292
1,482	Franks International NV	19
4,163	Helmerich & Payne, Inc.	280
16,529	National Oilwell Varco, Inc.	608
4,185	Oceaneering International, Inc.	115
111,862	Schlumberger Ltd.	8,797

		16,099

	Equity Real Estate Investment Trusts — 1.41%
72	Alexandria Real Estate Equities, Inc.	8
27,508	American Tower Corp.	3,117
309	Boston Properties, Inc.	42
79	Care Capital Properties, Inc.	2
4,942	Corrections Corp. of America	69
3,506	Crown Castle International Corp.	330
1,457	CubeSmart	40
751	CyrusOne, Inc.	36
1,214	Digital Realty Trust, Inc.	118
991	Empire State Realty Trust, Inc., Class – A	21
19,693	Equinix, Inc.	7,095
902	Equity Lifestyle Properties, Inc.	70
321	Essex Property Trust, Inc.	71
1,421	Extra Space Storage, Inc.	113
832	Federal Realty Investment Trust	128
2,209	Gaming & Leisure Properties, Inc.	74
1,200	Healthcare Trust of America, Inc., Class – A	39
3,068	Iron Mountain, Inc.	115
981	Lamar Advertising Co., Class – A	64
363	Life Storage, Inc.	32
812	OMEGA Healthcare Investors, Inc.	29
215	Outfront Media, Inc.	5
1,738	Public Storage	388
200	Regency Centers Corp.	15
266	Senior Housing Properties Trust	6
3,285	Simon Property Group, Inc.	680
1,017	Tanger Factory Outlet Centers, Inc.	40
355	Taubman Centers, Inc.	26
1,253	Ventas, Inc.	88

		12,861

	Food & Staples Retailing — 3.29%
464	Casey’s General Stores, Inc.	56
43,660	Costco Wholesale Corp.	6,659
59,659	CVS Caremark Corp.	5,309
12,130	Rite Aid Corp. (a)	93
8,262	Sprouts Farmers Market, Inc. (a)	171
30,976	Sysco Corp.	1,518
11,201	The Kroger Co.	332
431	US Foods Holding Corp. (a)	10
38,198	Walgreens Boots Alliance, Inc.	3,080
66,368	Wal-Mart Stores, Inc.	4,786
282,673	Whole Foods Market, Inc.	8,014

		30,028

	Food Products — 1.60%
576	Blue Buffalo Pet Products, Inc. (a)	14
9,451	Campbell Soup Co.	517

Shares	Security Description	Value (000)
	Food Products (continued)
4,067	ConAgra Foods, Inc.	$192
9,215	Flowers Foods, Inc.	139
7,002	General Mills, Inc.	447
7,693	Hershey Co.	735
13,931	Hormel Foods Corp.	528
598	Ingredion, Inc.	80
2,700	Kellogg Co.	209
6,593	McCormick & Co., Inc.	659
8,505	Mead Johnson Nutrition Co.	672
212,910	Mondelez International, Inc., Class – A	9,346
82	Pilgrim’s Pride Corp.	2
448	Post Holdings, Inc. (a)	35
923	The Hain Celestial Group, Inc. (a)	33
4,950	The J.M. Smucker Co.	671
902	The Kraft Heinz Co.	81
167	TreeHouse Foods, Inc. (a)	15
1,608	Tyson Foods, Inc., Class – A	120
2,048	Whitewave Foods Co. (a)	111

		14,606

	Gas Utilities — 0.00%
59	Piedmont Natural Gas Co., Inc.	4

	Health Care Equipment & Supplies — 2.64%
62,559	Abbott Laboratories	2,645
475	Abiomed, Inc. (a)	61
155	Alere, Inc. (a)	7
852	Align Technology, Inc. (a)	80
23,340	Baxter International, Inc.	1,111
11,226	Becton, Dickinson & Co.	2,018
15,873	Boston Scientific Corp. (a)	378
3,956	C.R. Bard, Inc.	887
26,822	Danaher Corp.	2,102
10,108	Dentsply Sirona, Inc.	601
969	DexCom, Inc. (a)	85
11,510	Edwards Lifesciences Corp. (a)	1,388
738	Hill-Rom Holdings, Inc.	46
3,288	Hologic, Inc. (a)	128
5,016	IDEXX Laboratories, Inc. (a)	565
1,995	Intuitive Surgical, Inc. (a)	1,446
59,869	Medtronic PLC	5,173
7,514	ResMed, Inc.	487
14,074	St. Jude Medical, Inc.	1,123
17,983	Stryker Corp.	2,093
108	Teleflex, Inc.	18
436	The Cooper Cos., Inc.	78
5,323	Varian Medical Systems, Inc. (a)	530
848	West Pharmaceutical Services, Inc.	63
8,274	Zimmer Holdings, Inc.	1,076

		24,189

	Health Care Providers & Services — 2.13%
242	Acadia Healthcare Co., Inc. (a)	12
16,031	Aetna, Inc.	1,851
2,095	AmerisourceBergen Corp.	169
384	AmSurg Corp. (a)	26
11,954	Anthem, Inc.	1,498
3,558	Cardinal Health, Inc.	276
1,450	Centene Corp. (a)	97
1,002	CIGNA Corp.	131
780	DaVita Healthcare Partners, Inc. (a)	52
1,876	Envision Healthcare Holdings, Inc. (a)	42
34,889	Express Scripts Holding Co. (a)	2,461
2,449	HCA Holdings, Inc. (a)	185

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
4,471	Henry Schein, Inc. (a)	$729
1,652	Humana, Inc.	292
4,735	Laboratory Corp. of America Holdings (a)	651
12,419	McKesson Corp.	2,071
4,639	MEDNAX, Inc. (a)	307
4,585	Patterson Cos., Inc.	211
134	Premier, Inc., Class – A (a)	4
5,974	Quest Diagnostics, Inc.	506
1,020	Tenet Healthcare Corp. (a)	23
50,316	UnitedHealth Group, Inc.	7,043
4,089	Universal Health Services, Inc., Class – B	504
4,371	VCA Antech, Inc. (a)	306
489	WellCare Health Plans, Inc. (a)	57

		19,504

	Health Care Technology — 1.24%
466	athenahealth, Inc. (a)	59
178,356	Cerner Corp. (a)	11,013
1,788	IMS Health Holdings (a)	56
569	Inovalon Holdings, Inc., Class – A (a)	8
4,253	Veeva Systems, Inc. (a)	176

		11,312

	Hotels, Restaurants & Leisure — 4.16%
1,236	Aramark	47
671	Brinker International, Inc.	34
21,370	Chipotle Mexican Grill, Inc. (a)	9,051
1,715	Choice Hotels International, Inc.	77
1,375	Darden Restaurants, Inc.	84
588	Domino’s Pizza, Inc.	89
1,100	Dunkin’ Brands Group, Inc.	57
98	Extended Stay America, Inc.	1
5,434	Hilton Worldwide Holdings, Inc.	125
63	Hyatt Hotels Corp., Class – A (a)	3
4,280	Las Vegas Sands Corp.	246
50,463	Marriott International, Inc., Class – A	3,398
68,766	McDonald’s Corp.	7,933
412	MGM Resorts International (a)	11
142	Norwegian Cruise Line Holdings, Ltd. (a)	5
1,236	Panera Bread Co., Class – A (a)	241
863	Six Flags Entertainment Corp.	46
266,273	Starbucks Corp.	14,417
1,156	The Wendy’s Co.	12
430	Vail Resorts, Inc.	67
1,299	Wyndham Worldwide Corp.	87
861	Wynn Resorts Ltd.	84
21,282	YUM! Brands, Inc.	1,933

		38,048

	Household Durables — 0.12%
89	CalAtlantic Group, Inc.	3
2,188	D.R. Horton, Inc.	66
5,026	Garmin Ltd.	242
396	Harman International Industries, Inc.	33
1,563	Leggett & Platt, Inc.	71
1,116	Lennar Corp., Class – A	47
50	Lennar Corp., Class – B	2
575	Mohawk Industries, Inc. (a)	115
5,537	Newell Rubbermaid, Inc.	292
41	NVR, Inc. (a)	67
1,294	PulteGroup, Inc.	26
639	Tempur Sealy International, Inc. (a)	36
889	Toll Brothers, Inc. (a)	27
607	Tupperware Brands Corp.	40

Shares	Security Description	Value (000)
	Household Durables (continued)
71	Whirlpool Corp.	$12

		1,079

	Household Products — 2.63%
13,942	Church & Dwight Co., Inc.	668
165,472	Colgate-Palmolive Co.	12,268
185	Energizer Holdings, Inc.	9
18,774	Kimberly-Clark Corp.	2,368
291	Spectrum Brands Holdings, Inc.	40
6,735	The Clorox Co.	843
87,227	The Procter & Gamble Co.	7,829

		24,025

	Industrial Conglomerates — 1.16%
33,559	3M Co.	5,914
2,969	Carlisle Cos., Inc.	305
82,238	General Electric Co.	2,436
9,008	Honeywell International, Inc.	1,050
4,852	Roper Industries, Inc.	885

		10,590

	Insurance — 0.46%
60	AmTrust Financial Services, Inc.	2
14,971	Aon PLC	1,684
1,422	Arthur J. Gallagher & Co.	72
4,962	Brown & Brown, Inc.	187
228	Erie Indemnity Co., Class – A	23
645	Lincoln National Corp.	30
28,635	Marsh & McLennan Cos., Inc.	1,926
715	The Progressive Corp.	23
5,295	Torchmark Corp.	338
1,092	XL Group Ltd.	37

		4,322

	Internet & Direct Marketing Retail — 4.94%
31,809	Amazon.com, Inc. (a)	26,633
5,046	Expedia, Inc.	589
4,654	Groupon, Inc. (a)	24
2,954	Liberty Interactive Corp., QVC Group (a)	59
239	Liberty Ventures, Series A (a)	10
42,523	Netflix, Inc. (a)	4,191
9,023	Priceline.com, Inc. (a)	13,277
6,209	TripAdvisor, Inc. (a)	392

		45,175

	Internet Software & Services — 7.22%
1,807	Akamai Technologies, Inc. (a)	96
65,821	Alibaba Group Holding Ltd., ADR (a)	6,963
20,256	Alphabet, Inc., Class – A (a)	16,286
23,139	Alphabet, Inc., Class – C (a)	17,985
23	CommerceHub, Inc., Series A (a)	—
48	CommerceHub, Inc., Series C (a)	1
377	CoStar Group, Inc. (a)	82
12,577	eBay, Inc. (a)	414
134,386	Facebook, Inc., Class – A (a)	17,237
621	GoDaddy, Inc., Class – A (a)	21
667	InterActiveCorp	42
1,383	LinkedIn Corp., Class – A (a)	264
279	Match Group, Inc. (a)	5
2,300	Pandora Media, Inc. (a)	33
6,301	Rackspace Hosting, Inc. (a)	200
216,651	Tencent Holdings Ltd., ADR	6,039
89	Twilio, Inc., Class – A	6
6,596	Twitter, Inc. (a)	152

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
1,120	VeriSign, Inc. (a)	$88
620	Yelp, Inc. (a)	26
341	Zillow Group, Inc., Class – A (a)	12
866	Zillow Group, Inc., Class – C (a)	30

		65,982

	IT Services — 9.16%
33,633	Accenture PLC, Class – A	4,109
28,506	Alliance Data Systems Corp. (a)	6,115
6,514	Amdocs Ltd.	377
115,349	Automatic Data Processing, Inc.	10,174
223	Black Knight Financial Services, Inc., Class –A (a)	9
1,292	Booz Allen Hamilton Holding Corp.	41
6,422	Broadridge Financial Solutions, Inc.	435
32,522	Cognizant Technology Solutions Corp. (a)	1,552
638	CoreLogic, Inc. (a)	25
1,963	CSRA, Inc.	53
395	DST Systems, Inc.	47
599	Euronet Worldwide, Inc. (a)	49
2,177	Fidelity National Information Services, Inc.	168
3,754	First Data Corp. (a)	49
2,613	Fiserv, Inc. (a)	260
60,730	FleetCor Technologies, Inc. (a)	10,551
943	Gartner Group, Inc. (a)	83
1,813	Genpact, Ltd. (a)	43
7,346	Global Payments, Inc.	564
45,778	International Business Machines Corp.	7,272
4,337	Jack Henry & Associates, Inc.	371
790	Leidos Holdings, Inc.	34
109,574	MasterCard, Inc., Class – A	11,151
17,368	Paychex, Inc.	1,005
65,065	PayPal Holdings, Inc. (a)	2,666
2,446	Sabre Corp.	69
499	Square, Inc. (a)	6
7,280	Teradata Corp. (a)	226
8,825	Total System Services, Inc.	416
1,827	Vantive, Inc. (a)	103
303,254	Visa, Inc., Class – A	25,078
27,494	Western Union Co.	572
464	WEX, Inc. (a)	50

		83,723

	Leisure Products — 0.06%
888	Brunswick Corp.	43
1,325	Hasbro, Inc.	105
4,019	Mattel, Inc.	122
3,599	Polaris Industries, Inc.^	279
103	Vista Outdoor, Inc. (a)	4

		553

	Life Sciences Tools & Services — 0.76%
1,009	Agilent Technologies, Inc.	48
2,037	Bio-Techne Corp.	223
1,278	Bruker Biosciences Corp.	29
561	Charles River Laboratories International, Inc. (a)	47
12,526	Illumina, Inc. (a)	2,275
1,476	Mettler-Toledo International, Inc. (a)	620
183	Patheon NV (a)	5
220	PerkinElmer, Inc.	12
640	Quintiles IMS Holdings, Inc. (a)	52
18,735	Thermo Electron Corp.	2,980
44	VWR Corp. (a)	1

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
4,341	Waters Corp. (a)	$688

		6,980

	Machinery — 0.67%
2,054	Crane Co.	129
919	Deere & Co.	78
7,234	Donaldson Co., Inc.	270
6,865	Dover Corp.	506
936	Flowserve Corp.	45
13,416	Fortive Corp.	683
664	Graco, Inc.	49
4,130	IDEX Corp.	386
15,993	Illinois Tool Works, Inc.	1,917
1,524	Ingersoll-Rand PLC	104
471	Lincoln Electric Holdings, Inc.	29
535	Manitowoc Foodservice Inc. (a)	9
681	Nordson, Inc.	68
387	PACCAR, Inc.	23
2,941	Snap-on, Inc.	447
228	Stanley Black & Decker, Inc.	28
3,109	The Middleby Corp. (a)	384
1,276	The Toro Co.	60
630	WABCO Holdings, Inc. (a)	72
5,114	Wabtec Corp.	418
8,676	Xylem, Inc.	455

		6,160

	Marine — 0.02%
2,360	Kirby Corp. (a)	147

	Media — 1.18%
721	AMC Networks, Inc. (a)	37
57	Cable One, Inc.	33
4,756	CBS Corp., Class – B	260
2,359	Charter Communications, Inc., Class – A (a)	637
1,273	Cinemark Holdings, Inc.	49
176	Clear Channel Outdoor Holdings, Inc.	1
26,347	Comcast Corp., Class – A	1,748
1,678	Discovery Communications, Inc., Class – A (a)	45
2,616	Discovery Communications, Inc., Class – C (a)	69
1,998	Dish Network Corp. (a)	109
1,946	John Wiley & Sons, Inc., Class – A	100
583	Lions Gate Entertainment Corp.	12
949	Live Nation Entertainment, Inc. (a)	26
12,990	Omnicom Group, Inc.	1,104
219	Regal Entertainment Group, Class – A	5
4,828	Scripps Networks Interactive, Class – A	307
21,006	Sirius XM Holdings, Inc. (a)	88
1,026	Starz (a)	32
4,732	The Interpublic Group of Cos., Inc.	106
19	The Madison Square Garden Co., Class – A (a)	3
30,207	The Walt Disney Co.	2,804
34,679	Time Warner, Inc.	2,761
58	Tribune Media Co.	2
4,467	Twenty-First Century Fox, Inc.	111
9,916	Twenty-First Century Fox, Inc.	240
86	Viacom, Inc., Class – A	4
3,583	Viacom, Inc., Class – B	137

		10,830

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Metals & Mining — 0.01%
3,584	Freeport-McMoRan Copper & Gold, Inc.	$40
41	Royal Gold, Inc.	3
358	Southern Copper Corp.	9
338	Steel Dynamics, Inc.	8

		60

	Multiline Retail — 0.48%
15,937	Dollar General Corp.	1,115
12,290	Dollar Tree, Inc. (a)	970
7,983	Kohl’s Corp.	349
1,454	Nordstrom, Inc.	75
27,490	Target Corp.	1,889

		4,398

	Multi-Utilities — 0.00%
454	Dominion Resources, Inc.	34

	Oil, Gas & Consumable Fuels — 2.15%
3,084	Apache Corp.	197
3,828	Cabot Oil & Gas Corp.	99
493	Chesapeake Energy Corp. (a)	3
77,201	Chevron Corp.	7,946
188	Cimarex Energy Co.	25
15,423	Concho Resources, Inc. (a)	2,118
490	Continental Resources, Inc. (a)	25
590	Devon Energy Corp.	26
211	Diamondback Energy, Inc. (a)	20
12,318	EOG Resources, Inc.	1,191
86,262	Exxon Mobil Corp.	7,529
638	Newfield Exploration Co. (a)	28
2,465	ONEOK, Inc.	127
127	Parsley Energy, Inc., Class – A (a)	4
5,783	Southwestern Energy Co. (a)	80
1,277	Spectra Energy Corp.	55
1,357	The Williams Cos., Inc.	42
3,096	World Fuel Services Corp.	143

		19,658

	Personal Products — 0.14%
296	Coty, Inc., Class – A	7
884	Herbalife Ltd. (a)	55
2,614	Nu Skin Enterprises, Inc., Class – A	169
11,297	The Estee Lauder Cos., Inc., Class – A	1,001

		1,232

	Pharmaceuticals — 3.71%
1,027	Akorn, Inc. (a)	28
19,075	Allergan PLC (a)	4,393
69,624	Bristol-Myers Squibb Co.	3,754
52,790	Eli Lilly & Co.	4,237
72,189	Johnson & Johnson	8,529
117,889	Merck & Co., Inc.	7,357
1,715	Mylan NV (a)	65
122,121	Novo Nordisk A/S, Class – B, ADR	5,079
4,966	Pfizer, Inc.	168
5,365	Zoetis, Inc.	279

		33,889

	Professional Services — 0.28%
6,414	Equifax, Inc.	863
10,565	IHS Markit, Ltd. (a)	398
3,320	Nielsen Holdings PLC	178
7,200	Robert Half International, Inc.	273
187	The Dun & Bradstreet Corp.	26

Shares	Security Description	Value (000)
	Professional Services (continued)
698	Transunion (a)	$24
8,899	Versik Analytics, Inc., Class – A (a)	723

		2,485

	Real Estate Management & Development — 0.01%
3,535	CBRE Group, Inc., Class – A (a)	99

	Road & Rail — 1.12%
37	AMERCO, Inc.	12
1,013	Avis Budget Group, Inc. (a)	35
42,058	CSX Corp.	1,283
138	Hertz Global Holdings, Inc. (a)	6
4,868	Hunt (JB) Transportation Services, Inc.	395
48,480	Kansas City Southern	4,523
2,360	Landstar System, Inc.	161
509	Old Dominion Freight Line, Inc. (a)	35
38,373	Union Pacific Corp.	3,742

		10,192

	Semiconductors & Semiconductor Equipment — 2.84%
13,134	Analog Devices, Inc.	846
9,167	Applied Materials, Inc.	276
4,440	Broadcom Limited	766
350	Cree, Inc. (a)	9
205,149	Intel Corp.	7,745
1,838	KLA-Tencor Corp.	128
1,502	Lam Research Corp.	142
11,379	Linear Technology Corp.	675
3,331	Maxim Integrated Products, Inc.	133
2,476	Microchip Technology, Inc.	154
41,906	NVIDIA Corp.	2,871
28,182	NXP Semiconductors NV (a)	2,875
398	ON Semiconductor Corp. (a)	5
130	Qorvo, Inc. (a)	7
122,178	Qualcomm, Inc.	8,370
2,052	Skyworks Solutions, Inc.	156
11,838	Texas Instruments, Inc.	831
953	Xilinx, Inc.	52

		26,041

	Software — 7.91%
6,594	Activision Blizzard, Inc.	292
50,397	Adobe Systems, Inc. (a)	5,470
4,052	ANSYS, Inc. (a)	375
2,670	Atlassian Corp. PLC, Class – A (a)	80
2,042	Autodesk, Inc. (a)	148
3,528	Cadence Design Systems, Inc. (a)	90
1,832	CDK Global, Inc.	105
8,636	Citrix Systems, Inc. (a)	736
271	Dell Technologies, Inc., Class – V (a)	13
3,425	Electronic Arts, Inc. (a)	292
340	FireEye, Inc. (a)	5
1,711	Fortinet, Inc. (a)	63
867	Guidewire Software, Inc. (a)	52
14,432	Intuit, Inc.	1,588
860	Manhattan Associates, Inc. (a)	50
328,492	Microsoft Corp.	18,920
17,275	Mobileye NV (a)	735
470	NetSuite, Inc. (a)	52
2,061	Nuance Communications, Inc. (a)	30
137,796	Oracle Corp.	5,413
620	PTC, Inc. (a)	27
152,920	Red Hat, Inc. (a)	12,361
178,815	Salesforce.com, Inc. (a)	12,754

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
79,329	SAP AG, ADR^	$7,251
1,857	Servicenow, Inc. (a)	147
34,043	Splunk, Inc. (a)	1,998
1,828	SS&C Technologies Holdings, Inc.	59
1,102	Symantec Corp.	28
139	Synopsys, Inc. (a)	8
664	Tableau Software, Inc., Class – A (a)	37
324	The Ultimate Software Group, Inc. (a)	66
390	Tyler Technologies, Inc. (a)	67
3,814	VMware, Inc., Class – A (a)	280
28,818	Workday, Inc., Class – A (a)	2,642

		72,234

	Specialty Retail — 4.09%
2,751	Aaron’s, Inc.	70
3,843	Advance Auto Parts, Inc.	573
250	Autonation, Inc. (a)	12
1,611	AutoZone, Inc. (a)	1,238
7,396	Bed Bath & Beyond, Inc.	319
12,812	Best Buy Co., Inc.	489
487	Burlington Stores, Inc. (a)	39
60	Cabela’s, Inc., Class – A (a)	3
2,277	CarMax, Inc. (a)	121
4,710	Dick’s Sporting Goods, Inc.	267
1,431	Foot Locker, Inc.	97
4,445	GameStop Corp., Class – A	123
10,194	Gap, Inc.	227
256,673	Industria de Diseno Textil SA, ADR	4,736
521	L Brands, Inc.	37
148,254	Lowe’s Cos., Inc.	10,706
905	Michaels Cos., Inc. The (a)	22
299	Murphy USA, Inc. (a)	21
18,507	O’Reilly Automotive, Inc. (a)	5,185
21,901	Ross Stores, Inc.	1,408
1,758	Sally Beauty Holdings, Inc. (a)	45
846	Signet Jewelers Ltd.	63
27,418	Staples, Inc.	234
36,800	The Home Depot, Inc.	4,735
67,804	The TJX Cos., Inc.	5,070
4,754	Tiffany & Co.	345
1,572	Tractor Supply Co.	106
3,369	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	802
4,569	Urban Outfitters, Inc. (a)	158
1,059	Williams-Sonoma, Inc.	54

		37,305

	Technology Hardware, Storage & Peripherals — 3.84%
309,575	Apple, Inc.	34,997
1,483	NCR Corp. (a)	48

		35,045

	Textiles, Apparel & Luxury Goods — 2.73%
40,468	adidas AG, ADR	3,517
2,806	Carter’s, Inc.	243
12,245	Coach, Inc.	448
1,827	Fossil Group, Inc. (a)	51
4,443	Hanesbrands, Inc.	112
1,561	Kate Spade & Co. (a)	27
25,574	Lululemon Athletica, Inc. (a)	1,560
9,612	Michael Kors Holdings Ltd. (a)	450
313,602	NIKE, Inc., Class – B	16,511
2,591	Ralph Lauren Corp.	262
1,576	Skechers USA, Inc., Class – A (a)	36
9,756	Under Armour, Inc., Class – A^ (a)	377

Shares or Principal Amount (000)	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods (continued)
9,846	Under Armour, Inc., Class – C (a)	$333
18,325	V.F. Corp.	1,027

		24,954

	Tobacco — 1.08%
23,147	Altria Group, Inc.	1,464
66,440	Philip Morris International, Inc.	6,459
40,400	Reynolds American, Inc.	1,905

		9,828

	Trading Companies & Distributors — 0.20%
461	Air Lease Corp.	13
15,695	Fastenal Co.	656
2,372	HD Supply Holdings, Inc. (a)	76
46	Herc Holdings, Inc. (a)	2
2,158	MSC Industrial Direct Co., Inc., Class – A	158
4,607	NOW, Inc. (a)	99
890	United Rentals, Inc. (a)	70
3,270	W.W. Grainger, Inc.	735
313	Watsco, Inc.	44

		1,853

	Wireless Telecommunication Services — 0.01%
2,078	T-Mobile US, Inc. (a)	97

	Total Common Stocks	859,380

	U.S. Treasury Obligation — 0.00%
$30	U.S. Treasury Bill, 0.19%, 12/15/16 (b)	30

	Total U.S. Treasury Obligation	30

	Time Deposit — 0.79%
7,208	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	7,208

	Total Time Deposit	7,208

	Mutual Funds — 5.40%
4,809,462	Federated Treasury Obligations Fund, Institutional Shares, 0.18%^^ (c)	4,809
4,455	State Street Institutional Treasury Money Market Fund, 0.15% (c)	4
44,531,878	State Street Institutional Treasury Plus Money Market Fund, 0.15% (c)	44,533

	Total Mutual Funds	49,346

	Repurchase Agreement — 0.30%
$2,697	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $2,696,908 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $2,750,697)^^	2,697

	Total Repurchase Agreement	2,697

	Total Investments (cost $662,650) — 100.55%	918,661
	Liabilities in excess of other assets — (0.55)%	$(5,040)

	Net Assets — 100.00%	$913,621

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $7,593 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on September 30, 2016.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	21.90%	47.17%	—	24.99%	—	94.06%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.25%	—	—	0.54%	—	0.79%
Mutual Funds	—	0.18%	1.59%	0.49%	3.14%	5.40%
Repurchase Agreement	—	0.02%	—	0.28%	—	0.30%
Other Assets (Liabilities)	0.09%	0.00%	0.11%	-0.75%	0.00%	-0.55%

Total Net Assets	22.24%	47.37%	1.70%	25.55%	3.14%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
66	E-Mini NASDAQ 100 Future	$6,429	12/16/16	$116
89	E-Mini S&P 500 Future	9,614	12/16/16	(13)
5	E-Mini S&P Midcap 400 Future	775	12/16/16	13

	Net Unrealized Appreciation/(Depreciation)			$116

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.05%
	Aerospace & Defense — 1.16%
5	Aerojet Rocketdyne Holdings, Inc. (a)	$—
1	Aerovironment, Inc. (a)	—
1,348	Astronics Corp. (a)	61
4,300	Cubic Corp.	201
7,046	Curtiss-Wright Corp.	642
125	Ducommun, Inc. (a)	3
3,669	Esterline Technologies Corp. (a)	279
1	Moog, Inc., Class – A (a)	—
26	National Presto Industries, Inc.	2
1	Sparton Corp. (a)	—
11	TASER International, Inc. (a)	—
2	Teledyne Technologies, Inc. (a)	—
66	Triumph Group, Inc.	2
1	Vectrus, Inc. (a)	—
1,912	Wesco Aircraft Holdings, Inc. (a)	26

		1,216

	Air Freight & Logistics — 0.14%
4	Echo Global Logistics, Inc. (a)	—
5	Forward Air Corp.	—
6	Hub Group, Inc., Class – A (a)	—
3	Radiant Logistics, Inc. (a)	—
3,904	XPO Logistics, Inc. (a)	144

		144

	Airlines — 2.17%
2	Allegiant Travel Co.	—
4,941	American Airlines Group, Inc.	181
27	Copa Holdings SA, Class – A	2
2,285	Hawaiian Holdings, Inc. (a)	111
13,252	JetBlue Airways Corp. (a)	228
23,522	United Continental Holdings, Inc. (a)	1,235
4	Virgin America, Inc. (a)	—
29,912	Volaris Aviation Holding Co., ADR (a)	520

		2,277

	Auto Components — 1.17%
12	American Axle & Manufacturing Holdings, Inc. (a)	—
64	Cooper Tire & Rubber Co.	2
2	Cooper-Standard Holding, Inc. (a)	—
12,588	Dana Holding Corp.	197
4	Dorman Products, Inc. (a)	—
4	Drew Industries, Inc.	—
3	Fox Factory Holding Corp. (a)	—
6	Gentherm, Inc. (a)	—
3	Horizon Global Corp. (a)	—
131	Metaldyne Performance Group, Inc.	2
7,786	Modine Manufacturing Co. (a)	92
4	Motorcar Parts of America, Inc. (a)	—
13,500	Spartan Motors, Inc.	129
2	Standard Motor Products, Inc.	—
7,099	Stoneridge, Inc. (a)	131
3,100	Strattec Security Corp.	109
5,200	Superior Industries, Inc.	153
7,049	Tenneco, Inc. (a)	412
90	Tower International, Inc.	2
1	Unique Fabricating, Inc.	—
2	Workhorse Group, Inc. (a)	—

		1,229

Shares	Security Description	Value (000)
	Automobiles — 0.00%
4	Winnebago Industries, Inc.	$—

	Banks — 5.52%
52	1st Source, Inc.	2
66	American National Bankshares, Inc.	2
4	Ameris BanCorp	—
11,900	Associated Banc-Corp.	233
1	Atlantic Capital Bancshares, Inc. (a)	—
10,697	Banc of California, Inc.	187
62	Banco Latinoamericano de Comercio Exterior SA, Class E	2
15	Bank of the Ozarks, Inc.	1
14,100	BankUnited, Inc.	426
12,840	Banner Corp.	561
2,624	BB&T Corp.	99
1	BNC Bancorp	—
38	C&F Financial Corp.	2
2	Capital Bank Financial Corp., Class – A	—
4	Chemical Financial Corp.	—
56	Chemung Financial Corp.	2
92	CNB Financial Corp.	2
17,017	Columbia Banking System, Inc.	556
48	Community Trust Bancorp, Inc.	2
1	County Bancorp, Inc.	—
4,965	Cullen/Frost Bankers, Inc.	357
2	Customers BanCorp, Inc. (a)	—
4	Eagle BanCorp, Inc. (a)	—
104	Fidelity Southern Corp.	2
65	Financial Institutions, Inc.	2
95	First Bancorp	2
73	First Business Financial Services, Inc.	2
7	First Citizens BancShares, Inc., Class A	2
77	First Community Bancshares, Inc.	2
8	First Financial Bankshares, Inc.	—
46	First Financial Corp.	2
1	First Foundation, Inc. (a)	—
61	First Interstate BancSystem, Inc., Class A	2
8,225	First Midwest BanCorp, Inc.	159
89	First NBC Bank Holding Co. (a)	1
46	Great Southern Bancorp, Inc.	2
63	Hancock Holding Co.	2
48	Heartland Financial USA, Inc.	2
6,710	Home Bancshares, Inc.	140
11,681	Hope BanCorp, Inc.	203
66	Horizon Bancorp	2
144	Huntington Bancshares, Inc.	1
116	Independent Bank Corp.	2
63	International Bancshares Corp.	2
33,460	Investors Bancorp, Inc.	402
114	KeyCorp	1
148	Lakeland Bancorp, Inc.	2
4	Live Oak Bancshares, Inc.	—
77	MainSource Financial Group, Inc.	2
2,800	MB Financial, Inc.	107
58	Midwestone Financial Group, Inc.	2
4	National Bank Holdings Corp., Class – A	—
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	2
133	Old National Bancorp	2
2	Opus Bank	—
2	Pacific Premier Bancorp, Inc. (a)	—
17,069	PacWest Bancorp	731
2	Park Sterling Corp.	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
79	Peoples Bancorp, Inc.	$2
1	Pinnacle Financial Partners, Inc.	—
7,653	Popular, Inc.	293
103	Premier Financial BanCorp	2
4	ServisFirst Bancshares, Inc.	—
102	Sierra Bancorp	2
836	Signature Bank (a)	99
5,140	SVB Financial Group (a)	567
4,842	Synovus Financial Corp.	158
7,709	TCF Financial Corp.	112
1	Texas Capital Bancshares, Inc. (a)	—
101	Triumph Bancorp, Inc. (a)	2
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
1	Union Bankshares, Inc.	—
8,558	Webster Financial Corp.	325

		5,785

	Beverages — 0.00%
1	Coca-Cola Bottling Co. Consolidated	—
2	MGP Ingredients, Inc.	—
2	National Beverage Corp. (a)	—
3	Primo Water Corp. (a)	—
2	The Boston Beer Co., Inc., Class – A (a)	1

		1

	Biotechnology — 2.06%
2,790	Acceleron Pharma, Inc. (a)	101
19	Achillion Pharmaceuticals, Inc. (a)	—
106	Acorda Therapeutics, Inc. (a)	2
1	Adamas Pharmaceuticals, Inc. (a)	—
5	Aduro Biotech, Inc. (a)	—
6	Advaxis, Inc. (a)	—
8	Agenus, Inc. (a)	—
5	Aimmune Therapeutics, Inc. (a)	—
7	Alder Biopharmaceuticals, Inc. (a)	—
280	Alkermes PLC (a)	13
4	AMAG Pharmaceuticals, Inc. (a)	—
25	Amicus Therapeutics, Inc. (a)	—
4	Anavex Life Sciences Corp. (a)	—
5	Anthera Pharmaceuticals, Inc. (a)	—
1	Applied Genetic Technologies Corp. (a)	—
43	Aptevo Therapeutics, Inc. (a)	—
2	Ardelyx, Inc. (a)	—
41	Arena Pharmaceuticals, Inc. (a)	—
9,023	ARIAD Pharmaceuticals, Inc. (a)	124
15	Array BioPharma, Inc. (a)	—
8	Arrowhead Pharmaceuticals, Inc. (a)	—
1	Asterias Biotherapeutics, Inc. (a)	—
2	Atara Biotherapeutics, Inc. (a)	—
9	Athersys, Inc. (a)	—
1	AveXis, Inc. (a)	—
3	Axovant Sciences Ltd. (a)	—
2	Bellicum Pharmaceuticals, Inc. (a)	—
8	BioCryst Pharmaceuticals, Inc. (a)	—
1	BioSpecifics Technologies Corp. (a)	—
15	BioTime, Inc. (a)	—
1,967	Bluebird Bio, Inc. (a)	134
3	Blueprint Medicines Corp. (a)	—
2	Cara Therapeutics, Inc. (a)	—
12,781	Celldex Therapeutics, Inc. (a)	52
1	Cellular Biomedicine Group, Inc. (a)	—
13	Cepheid, Inc. (a)	1

Shares	Security Description	Value (000)
Biotechnology (continued)
4	ChemoCentryx, Inc. (a)	$—
1	Cidara Therapeutics, Inc. (a)	—
5	Clovis Oncology, Inc. (a)	—
5	Coherus Biosciences, Inc. (a)	—
2	Concert Pharmaceuticals, Inc. (a)	—
14	Curis, Inc. (a)	—
5	Cytokinetics, Inc. (a)	—
5	CytomX Therapeutics, Inc. (a)	—
7	CytRx Corp. (a)	—
6	Dynavax Technologies Corp. (a)	—
1	Eagle Pharmaceuticals, Inc. (a)	—
1	Editas Medicine, Inc. (a)	—
1	Eiger Biopharmaceuticals, Inc. (a)	—
87	Emergent BioSolutions, Inc. (a)	3
10	Epizyme, Inc. (a)	—
17	Exact Sciences Corp. (a)	—
31	Exelixis, Inc. (a)	—
11	Fibrogen, Inc. (a)	—
3,022	Five Prime Therapeutics, Inc. (a)	160
4	Flexion Therapeutics, Inc. (a)	—
2	Foundation Medicine, Inc. (a)	—
29	Galena Biopharma, Inc. (a)	—
5	Genomic Health, Inc. (a)	—
26	Geron Corp. (a)	—
2	Global Blood Therapeutics, Inc. (a)	—
19	Halozyme Therapeutics, Inc. (a)	—
5	Heron Therapeutics, Inc. (a)	—
10	Idera Pharmaceuticals, Inc. (a)	—
1	Ignyta, Inc. (a)	—
1	Immune Design Corp. (a)	—
18	ImmunoGen, Inc. (a)	—
12	Immunomedics, Inc. (a)	—
6	Infinity Pharmaceuticals, Inc. (a)	—
2	Inotek Pharmaceuticals Corp. (a)	—
12	Inovio Pharmaceuticals, Inc. (a)	—
12	Insmed, Inc. (a)	—
3	Insys Therapeutics, Inc. (a)	—
1	Intellia Therapeutics, Inc. (a)	—
5,040	Intrexon Corp.^ (a)	142
3	Invitae Corp. (a)	—
3,020	Ionis Pharmaceuticals, Inc. (a)	111
25	Ironwood Pharmaceuticals, Inc. (a)	—
3	Karyopharm Therapeutics, Inc. (a)	—
14	Keryx Biopharmaceuticals, Inc. (a)	—
35,900	Kindred Biosciences, Inc. (a)	179
7	Kite Pharma, Inc. (a)	—
2	La Jolla Pharmaceutical Co. (a)	—
6,226	Lexicon Pharmaceuticals, Inc. (a)	113
3	Ligand Pharmaceuticals, Inc., Class – B (a)	—
9	Lion Biotechnologies, Inc. (a)	—
2	Loxo Oncology, Inc. (a)	—
6	MacroGenics, Inc. (a)	—
57	MannKind Corp. (a)	—
2	Medgenics, Inc. (a)	—
4	MediciNova, Inc. (a)	—
14	Merrimack Pharmaceuticals, Inc. (a)	—
23	MiMedx Group, Inc. (a)	—
4	Minerva Neurosciences, Inc. (a)	—
1	Mirati Therapeutics, Inc. (a)	—
8	Momenta Pharmaceuticals, Inc. (a)	—
9,295	Myriad Genetics, Inc. (a)	192
3	Natera, Inc. (a)	—
2,695	Neurocrine Biosciences, Inc. (a)	137

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
3	NewLink Genetics Corp. (a)	$—
45	Novavax, Inc. (a)	—
5	OncoMed Pharmaceuticals, Inc. (a)	—
1,825	Ophthotech Corp. (a)	84
15	Organovo Holdings, Inc. (a)	—
2	Osiris Therapeutics, Inc.	—
3	OvaScience, Inc. (a)	—
769	PDL BioPharma, Inc.	3
2	Pfenex, Inc. (a)	—
8	Pharmathene, Inc. (a)	—
8	Portola Pharmaceuticals, Inc. (a)	—
12	Progenics Pharmaceuticals, Inc. (a)	—
1	Protagonist Therapeutics, Inc.	—
1	Proteostasis Therapeutics, Inc. (a)	—
1,131	Prothena Corp. PLC (a)	68
4	Puma Biotechnology, Inc. (a)	—
6	Radius Health, Inc. (a)	—
15	Raptor Pharmaceuticals Corp. (a)	—
4	Regulus Therapeutics, Inc. (a)	—
6,207	Repligen Corp. (a)	188
9	Rigel Pharmaceuticals, Inc. (a)	—
4	Sage Therapeutics, Inc. (a)	—
5,994	Sangamo BioSciences, Inc. (a)	28
9	Sarepta Therapeutics, Inc. (a)	1
3,975	Seattle Genetics, Inc. (a)	216
3	Seres Therapeutics, Inc. (a)	—
4	Sorrento Therapeutics, Inc. (a)	—
3	Spark Therapeutics, Inc. (a)	—
2	Spectrum Pharmaceuticals, Inc. (a)	—
26	Synergy Pharmaceuticals, Inc. (a)	—
10	Synthetic Biologics, Inc. (a)	—
1	T2 Biosystems, Inc. (a)	—
1,045	Tesaro, Inc. (a)	105
5	TG Therapeutics, Inc. (a)	—
1	Tobira Therapeutics, Inc.	—
1	Tokai Pharmaceuticals, Inc. (a)	—
6	Trevena, Inc. (a)	—
3	Trovagene, Inc. (a)	—
6	Ultragenyx Pharmaceutical, Inc. (a)	—
6	Vanda Pharmaceuticals, Inc. (a)	—
4	Vitae Pharmaceuticals, Inc. (a)	—
2	Vital Therapies, Inc. (a)	—
3	XBiotech, Inc. (a)	—
5	Xencor, Inc. (a)	—
25	ZIOPHARM Oncology, Inc. (a)	—

2,157

Building Products — 1.46%
8	AAON, Inc.	—
8	Advanced Drainage Systems, Inc.	—
2	American Woodmark Corp. (a)	—
6	Apogee Enterprises, Inc.	—
3,070	Armstrong World Industries, Inc. (a)	127
10,202	Builders FirstSource, Inc. (a)	117
6,343	CaesarStone Sdot Yam Ltd. (a)	239
6	Continental Building Products, Inc. (a)	—
7,047	Gibraltar Industries, Inc. (a)	263
3	Griffon Corp.	—
6	Insteel Industries, Inc.	—
3,363	Masonite International Corp. (a)	209
4	NCI Building Systems, Inc. (a)	—
2	Patrick Industries, Inc. (a)	—
11	PGT, Inc. (a)	—

Shares	Security Description	Value (000)
	Building Products (continued)
3	Ply Gem Holdings, Inc. (a)	$—
7	Simpson Manufacturing Co., Inc.	—
3,545	Trex Co., Inc. (a)	208
3,669	Universal Forest Products, Inc.	362

		1,525

	Capital Markets — 1.48%
5,121	Artisan Partners Asset Management, Inc., Class – A	139
35	BGC Partners, Inc., Class – A	—
222	Calamos Asset Management, Inc., Class A	2
10,000	Capital Southwest Corp.	147
3	Cohen & Steers, Inc.	—
92,401	Cowen Group, Inc. (a)	336
1	Diamond Hill Investment Group	—
5,234	E*Trade Financial Corp. (a)	152
7	Evercore Partners, Inc., Class – A	—
1	Fifth Street Asset Management, Inc.	—
10	Financial Engines, Inc.	—
247	Gain Capital Holdings, Inc.	2
1	GAMCO Investors, Inc., Class – A	—
5,932	Greenhill & Co., Inc.	140
77	Houlihan Lokey, Inc.	2
1	Investment Technology Group, Inc.	—
4	Ladenburg Thalmann Financial Services, Inc. (a)	—
2,719	LPL Financial Holdings, Inc.	81
176	Manning & Napier, Inc.	1
1	Medley Management, Inc., Class – A	—
3	Moelis & Co., Class – A	—
5	OM Asset Management PLC	—
2	Pzena Investment Management, Inc.	—
3,911	Raymond James Financial, Inc.	228
8,224	Stifel Financial Corp. (a)	317
4	Virtu Financial, Inc., Class – A	—
1	Waddell & Reed Financial, Inc., Class – A	—
2	Westwood Holdings Group, Inc.	—
20	WisdomTree Investments, Inc.	—

		1,547

	Chemicals — 2.65%
84	A. Schulman, Inc.	2
2,731	Albemarle Corp.	233
6	Balchem Corp.	—
48	Cabot Corp.	3
1	Chase Corp.	—
10	Chemtura Corp. (a)	—
4	Codexis, Inc. (a)	—
13	Ferro Corp. (a)	—
8	Flotek Industries, Inc. (a)	—
5,838	FMC Corp.	282
7,105	FutureFuel Corp.	80
10	GCP Applied Technologies (a)	—
8	H.B. Fuller Co.	—
151	Huntsman Corp.	2
6	Ingevity Corp. (a)	—
1,963	Innophos Holdings, Inc.	77
1	KMG Chemicals, Inc.	—
3	Koppers Holdings, Inc. (a)	—
13,172	Kraton Performance Polymers, Inc. (a)	463
4,353	Methanex Corp.	155
4	Minerals Technologies, Inc.	—
1,211	NewMarket Corp.	521

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
4	Omnova Solutions, Inc. (a)	$—
7,175	PolyOne Corp.	243
2	Quaker Chemical Corp.	—
3	Rayonier Advanced Materials, Inc.	—
7,018	Sensient Technologies Corp.	533
39	Stepan Co.	3
27	The Chemours Co.	—
3	Trecora Resources (a)	—
52	Trinseo SA	3
18,659	Tronox Ltd., Class A	175
1	Valhi, Inc.	—
52	Westlake Chemical Corp.	3

		2,778

	Commercial Services & Supplies — 1.23%
2,710	ABM Industries, Inc.	108
157	ACCO Brands Corp. (a)	2
2	Aqua Metals, Inc. (a)	—
19,247	ARC Document Solutions, Inc. (a)	72
4	Brady Corp., Class – A	—
8	Deluxe Corp.	1
93	Ennis, Inc.	2
5,936	Essendant, Inc.	122
3	G & K Services, Inc., Class – A	—
13	Healthcare Services Group, Inc.	1
10	Herman Miller, Inc.	—
8	HNI Corp.	—
5	InnerWorkings, Inc. (a)	—
6,557	Interface, Inc.	109
2,903	KAR Auction Services, Inc.	125
4	Kimball International, Inc., Class – B	—
8	Knoll, Inc.	—
5	Matthews International Corp., Class – A	—
55	McGrath RentCorp	2
6	Mobile Mini, Inc.	—
4	MSA Safety, Inc.	—
3,042	Multi-Color Corp.	201
67	Quad Graphics, Inc.	2
95	R.R. Donnelley & Sons Co.	1
3	SP Plus Corp. (a)	—
135	Steelcase, Inc., Class A	2
9,822	Team, Inc. (a)	321
2,912	Tetra Tech, Inc.	103
2,909	The Brink’s Co.	108
15	UniFirst Corp.	2
5	US Ecology, Inc.	—
2	Viad Corp.	—
48	VSE Corp.	2
80	West Corp.	2

		1,288

	Communications Equipment — 0.65%
4	ADTRAN, Inc.	—
3	Aerohive Networks, Inc. (a)	—
83	BEL Fuse, Inc., Class B	2
119	Black Box Corp.	2
7	CalAmp Corp. (a)	—
23	Ciena Corp. (a)	1
5	Clearfield, Inc. (a)	—
129	Comtech Telecommunications Corp.	2
8,800	Digi International, Inc. (a)	100
43	EchoStar Corp., Class – A (a)	2
21	Extreme Networks, Inc. (a)	—

Shares	Security Description	Value (000)
	Communications Equipment (continued)
19	Infinera Corp. (a)	$—
6	InterDigital, Inc.	—
9	Lumentum Holdings, Inc. (a)	—
3	NETGEAR, Inc. (a)	—
19,020	Oclaro, Inc. (a)	163
29,600	PC-Telephone, Inc.	157
7	Plantronics, Inc.	—
32,037	ShoreTel, Inc. (a)	256
4	Ubiquiti Networks, Inc. (a)	—
7	ViaSat, Inc. (a)	1

		686

	Construction & Engineering — 1.55%
2	Argan, Inc.	—
6	Comfort Systems USA, Inc.	—
1,256	Dycom Industries, Inc. (a)	103
2	EMCOR Group, Inc.	—
6,641	Granite Construction, Inc.	330
1	Great Lakes Dredge & Dock Co. (a)	—
8,179	KBR, Inc.	124
17,781	MasTec, Inc. (a)	529
95	MYR Group, Inc. (a)	3
1	NV5 Holdings, Inc. (a)	—
4,704	Primoris Services Corp.	97
7,872	Tutor Perini Corp. (a)	169
2,010	Valmont Industries, Inc.	270

		1,625

	Construction Materials — 0.56%
4,771	Eagle Materials, Inc., Class – A	369
14	Headwaters, Inc. (a)	—
1,079	Martin Marietta Materials, Inc.	193
1,125	Summit Materials, Inc., Class A (a)	21
2	U.S. Concrete, Inc. (a)	—

		583

	Consumer Finance — 0.21%
68	Encore Capital Group, Inc. (a)	2
6	Firstcash, Inc.	—
9,289	Green Dot Corp., Class A (a)	214
19	LendingClub Corp. (a)	—
43	Nelnet, Inc., Class A	2
147	Santander Consumer USA Holdings, Inc. (a)	2

		220

	Containers & Packaging — 1.25%
1	AEP Industries, Inc.	—
6,711	AptarGroup, Inc.	519
17,782	Berry Plastics Group, Inc. (a)	780
45	Greif, Inc.	3
60	Greif, Inc., Class A	3
3	Multi Packaging Solutions International Ltd. (a)	—
3	Myers Industries, Inc.	—

		1,305

	Distributors — 0.00%
8	Core-Mark Holding Co., Inc.	—

	Diversified Consumer Services — 0.51%
67	American Public Education, Inc. (a)	1
4,953	Bright Horizons Family Solutions, Inc. (a)	332
36	Capella Education Co.	2
27,983	Career Education Corp. (a)	191

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services (continued)
2	Carriage Services, Inc.	$—
4	Chegg, Inc. (a)	—
1	Collectors Universe, Inc.	—
88	DeVry Education Group, Inc.	2
4	Graham Holdings Co.	2
9	Grand Canyon Education, Inc. (a)	—
11	Houghton Mifflin Harcourt Co. (a)	—
140	Liberty Tax, Inc.	2
16	LifeLock, Inc. (a)	—
8	Sotheby’s	—
39	Strayer Education, Inc. (a)	2
3	Weight Watchers International, Inc. (a)	—

		534

	Diversified Financial Services — 0.20%
10,811	Leucadia National Corp.	206
99	Marlin Business Services Corp.	2

		208

	Diversified Telecommunication Services — 0.84%
13,439	Cogent Communications Group, Inc.	496
6	Consolidated Communications Holdings, Inc.	—
83	FairPoint Communications, Inc. (a)	1
5	General Communication, Inc., Class – A (a)	—
29	Globalstar, Inc. (a)	—
57	Hawaiian Telcom Holdco, Inc. (a)	1
83	IDT Corp.	1
4	Inteliquent, Inc.	—
136	Iridium Communications, Inc. (a)	1
3	Lumos Networks Corp. (a)	—
37,315	ORBCOMM, Inc. (a)	383
2	Straight Path Communications, Inc., Class – B (a)	—
3	Vonage Holdings Corp. (a)	—
10	Windstream Holdings, Inc.	—

		883

	Electric Utilities — 0.01%
110	Hawaiian Electric Industries, Inc.	3
3	MGE Energy, Inc.	—
104	PNM Resources, Inc.	3
81	Portland General Electric Co.	3
131	Spark Energy, Inc., Class A	5

		14

	Electrical Equipment — 1.84%
2,410	Acuity Brands, Inc.	638
1	Allied Motion Technologies, Inc.	—
3,725	AZZ, Inc.	243
3,255	Encore Wire Corp.	120
2	Energous Corp. (a)	—
4,345	EnerSys	301
8,784	Generac Holdings, Inc. (a)	319
10,608	General Cable Corp.	159
6,360	LSI Industries, Inc.	71
53,400	Orion Energy Systems, Inc. (a)	71
13	Plug Power, Inc. (a)	—
1	Power Solutions International, Inc. (a)	—
41	Regal-Beloit Corp.	2
2	Vicor Corp. (a)	—

		1,924

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components — 5.13%
3,175	Anixter International, Inc. (a)	$205
121	AVX Corp.	2
4	Badger Meter, Inc.	—
9,244	Belden, Inc.	637
75	Benchmark Electronics, Inc. (a)	2
1,944	Coherent, Inc. (a)	215
15,979	Control4 Corp. (a)	196
34	Dolby Laboratories, Inc., Class – A	2
10,936	DTS, Inc.	464
12,700	Electro Scientific Industries, Inc. (a)	72
21	ePlus, Inc. (a)	2
4	Fabrinet (a)	—
1	FARO Technologies, Inc. (a)	—
23,377	Flextronics International Ltd. (a)	318
7,587	II-VI, Inc. (a)	185
6,020	Insight Enterprises, Inc. (a)	196
2,325	IPG Photonics Corp. (a)	191
7,169	Itron, Inc. (a)	400
13,596	Jabil Circuit, Inc.	297
131	Kimball Electronics, Inc. (a)	2
4,325	Littelfuse, Inc.	556
1	Mesa Laboratories, Inc.	—
54	Methode Electronics, Inc.	2
3	MTS Systems Corp.	—
1	Novanta, Inc. (a)	—
7,425	Orbotech Ltd. (a)	220
64	PC Connection, Inc.	2
37	Plexus Corp. (a)	2
4	Radisys Corp. (a)	—
4,826	Rogers Corp. (a)	295
59	Sanmina Corp. (a)	2
5,235	ScanSource, Inc. (a)	191
17	SYNNEX Corp.	2
22	Tech Data Corp. (a)	2
9,929	Trimble Navigation Ltd. (a)	284
209	TTM Technologies, Inc. (a)	2
6,971	Universal Display Corp. (a)	387
2,728	VeriFone Systems, Inc. (a)	43
135	Vishay Intertechnology, Inc.	2

		5,378

	Energy Equipment & Services — 0.79%
9,000	Bristow Group, Inc.	126
53	Diamond Offshore Drilling, Inc.	1
1,641	Dril-Quip, Inc. (a)	91
97	Exterran Corp. (a)	2
20,300	Gulf Island Fabrication, Inc.	187
16,100	Mitcham Industries, Inc. (a)	53
67	PHI, Inc. (a)	1
2	RigNet, Inc. (a)	—
20,720	Superior Energy Services, Inc.	371
10	TETRA Technologies, Inc. (a)	—
12	US Silica Holdings, Inc.	1

		833

	Equity Real Estate Investment Trusts — 3.33%
15,382	Acadia Realty Trust	558
6,651	Alexandria Real Estate Equities, Inc.	724
5	American Assets Trust, Inc.	—
4	Armada Hoffler Properties, Inc.	—
487	Ashford Hospitality Trust	3
13	CareTrust REIT, Inc.	—
247	CBL & Associates Properties, Inc.	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
343	Cedar Realty Trust, Inc.	$2
2	Chesapeake Lodging Trust	—
2	City Office REIT, Inc.	—
2,091	Coresite Realty Corp.	155
3,859	DiamondRock Hospitality Co.	35
13	DuPont Fabros Technology, Inc.	1
8,766	EastGroup Properties, Inc.	646
1	Education Realty Trust, Inc.	—
13,690	Equity Commonwealth (a)	414
443	FelCor Lodging Trust, Inc.	3
4	First Industrial Realty Trust, Inc.	—
276	First Potomac Realty Trust	3
7,650	Four Corners Property Trust, Inc.	163
8	Gramercy Property Trust	—
413	Investors Real Estate Trust	2
12	iStar, Inc. (a)	—
252	Lexington Realty Trust	3
5	LTC Properties, Inc.	—
14	Medical Properties Trust, Inc.	—
5,325	MGM Growth Properties LLC, Class A	139
2,691	Mid-America Apartment Communities, Inc.	253
2	Monmouth Real Estate Investment Corp., Class – A	—
4,736	National Health Investors, Inc.	372
3	National Storage Affiliates	—
211	NorthStar Realty Finance Corp.	3
119	Pennsylvania Real Estate Investment Trust	3
11	Physicians Realty Trust	—
6	Potlatch Corp.	—
27	PS Business Parks, Inc.	3
8	QTS Realty Trust, Inc., Class – L	—
846	RAIT Financial Trust	3
13	Retail Opportunity Investments Corp.	—
3	Rexford Industrial Realty	—
8	Ryman Hospitality Properties, Inc.	—
1	Sabra Healthcare REIT, Inc.	—
2	Saul Centers, Inc.	—
12	STAG Industrial, Inc.	—
2	Terreno Realty Corp.	—
2	The Geo Group, Inc.	—
3	Universal Health Realty Income Trust	—
16	Urban Edge Properties	—
5	Urstadt Biddle Properties, Inc., Class – A	—
219	Washington Prime Group, Inc.	3
4	Washington Real Estate Investment Trust	—

		3,494

	Food & Staples Retailing — 0.71%
6,157	Casey’s General Stores, Inc.	741
2	Chefs’ Warehouse Holdings LLC (a)	—
37	Ingles Markets, Inc., Class A	1
6	Performance Food Group Co. (a)	—
3	PriceSmart, Inc.	—
2	Smart & Final Stores, Inc. (a)	—
46	SpartanNash Co.	1
48	Village Super Market, Inc., Class A	2

		745

	Food Products — 0.71%
4,478	Amplify Snack Brands, Inc.^ (a)	73
11	B&G Foods, Inc., Class – A	1
3	Calavo Growers, Inc.	—
46	Cal-Maine Foods, Inc.	2

Shares	Security Description	Value (000)
	Food Products (continued)
5,000	Darling Ingredients, Inc. (a)	$68
107	Dean Foods Co.	2
1	Farmer Brothers Co. (a)	—
33	Fresh Del Monte Produce, Inc.	2
3	Freshpet, Inc. (a)	—
3	Inventure Foods, Inc. (a)	—
3,423	J&J Snack Foods Corp.	407
39	John B. Sanfilippo & Son, Inc.	2
3	Lancaster Colony Corp.	—
11,201	Landec Corp. (a)	150
1	Lifeway Foods, Inc. (a)	—
2	Limoneira Co.	—
2,330	Nomad Foods Ltd. (a)	28
90	Omega Protein Corp. (a)	2
21	Sanderson Farms, Inc.	2
3	Tootsie Roll Industries, Inc.	—

		739

	Gas Utilities — 0.90%
1	New Jersey Resources Corp.	—
47	Southwest Gas Corp.	3
20,657	UGI Corp.	935

		938

	Health Care Equipment & Supplies — 7.26%
4	Abaxis, Inc.	—
5,934	Abiomed, Inc. (a)	763
14	Accuray, Inc. (a)	—
2	Anika Therapeutics, Inc. (a)	—
4	AtriCure, Inc. (a)	—
2	Avinger, Inc. (a)	—
3	AxoGen, Inc. (a)	—
4,696	Cantel Medical Corp.	366
9,955	Cardiovascular Systems, Inc. (a)	236
14	Cerus Corp. (a)	—
4,360	ConforMIS, Inc. (a)	43
3	Corindus Vascular Robotics, Inc., Class – I (a)	—
4	CryoLife, Inc.	—
1	Cutera, Inc. (a)	—
4	Cynosure, Inc. (a)	—
9,306	DexCom, Inc. (a)	817
3,208	Edwards Lifesciences Corp. (a)	387
18	Endologix, Inc. (a)	—
1	Entellus Medical, Inc. (a)	—
69	Exactech, Inc. (a)	2
6	GenMark Diagnostics, Inc. (a)	—
6,282	Glaukos Corp. (a)	237
13	Globus Medical, Inc., Class – A (a)	—
56	Halyard Health, Inc. (a)	2
2	ICU Medical, Inc. (a)	—
3	Inogen, Inc. (a)	—
13,476	Insulet Corp. (a)	552
3,205	Integra LifeSciences Holdings Corp. (a)	265
4	InVivo Therapeutics Holdings Corp. (a)	—
1	IRIDEX Corp. (a)	—
3,292	K2M Group Holdings, Inc. (a)	59
2	LeMaitre Vascular, Inc.	—
8	Masimo Corp. (a)	—
6	Meridian Bioscience, Inc.	—
2	Merit Medical Systems, Inc. (a)	—
5	Natus Medical, Inc. (a)	—
4,786	Neogen Corp. (a)	268

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
5,826	Nevro Corp. (a)	$608
9	Novocure Ltd. (a)	—
9	NuVasive, Inc. (a)	1
9,174	NxStage Medical, Inc. (a)	229
9	OraSure Technologies, Inc. (a)	—
3	Orthofix International NV (a)	—
3	Oxford Immunotec Global PLC (a)	—
2,808	Penumbra, Inc. (a)	213
4	Quidel Corp. (a)	—
6	Rockwell Medical Technologies, Inc. (a)	—
488	RTI Surgical, Inc. (a)	2
2	Second Sight Medical Products, Inc. (a)	—
4	Senseonics Holdings, Inc. (a)	—
5	STAAR Surgical Co. (a)	—
11,509	STERIS PLC	842
2	SurModics, Inc. (a)	—
13,156	Tandem Diabetes Care, Inc. (a)	101
3,078	The Cooper Cos., Inc.	552
7	The Spectranetics Corp. (a)	—
1	Utah Medical Products, Inc.	—
4	Vascular Solutions, Inc. (a)	—
2	Veracyte, Inc. (a)	—
11,785	West Pharmaceutical Services, Inc.	879
4,520	Zeltiq Aesthetics, Inc. (a)	177

		7,601

	Health Care Providers & Services — 1.35%
1	AAC Holdings, Inc. (a)	—
7,467	Acadia Healthcare Co., Inc. (a)	371
76	Aceto Corp.	1
2	Adeptus Health, Inc., Class – A (a)	—
57	Air Methods Corp. (a)	2
44	Almost Family, Inc. (a)	2
4	Amedisys, Inc. (a)	—
1	American Renal Associates Holdings, Inc. (a)	—
9	AMN Healthcare Services, Inc. (a)	—
4	Biotelemetry, Inc. (a)	—
4	Capital Senior Living Corp. (a)	—
16	Chemed Corp.	2
2	Civitas Solutions, Inc. (a)	—
2	CorVel Corp. (a)	—
5	Cross Country Healthcare, Inc. (a)	—
1,010	Diplomat Pharmacy, Inc. (a)	28
2	Genesis Healthcare, Inc. (a)	—
7	HealthEquity, Inc. (a)	—
62	HealthSouth Corp.	3
154	Kindred Healthcare, Inc.	2
3	Landauer, Inc.	—
41	LHC Group, Inc. (a)	2
8,170	LifePoint Hospitals, Inc. (a)	485
30	Magellan Health Services, Inc. (a)	2
42	Molina Heathcare, Inc. (a)	2
29	National Healthcare Corp.	2
1	National Research Corp., Class – A	—
4	Nobilis Health Corp. (a)	—
4,698	Owens & Minor, Inc.	163
73	PharMerica Corp. (a)	2
41	Providence Service Corp. (a)	2
4	Quorum Health Corp. (a)	—
5	RadNet, Inc. (a)	—
171	Select Medical Holdings Corp. (a)	2
2	Surgery Partners, Inc. (a)	—

Shares	Security Description	Value (000)
Health Care Providers & Services (continued)
2,541	Surgical Care Affiliates, Inc. (a)	$124
12	Team Health Holdings, Inc. (a)	—
4	Teladoc, Inc. (a)	—
63	Tenet Healthcare Corp. (a)	1
94	The Ensign Group, Inc.	2
9,551	Triple-S Management Corp., Class A (a)	209
2	U.S. Physical Therapy, Inc.	—

1,409

Health Care Technology — 0.55%
4	Castlight Health, Inc., Class – B (a)	—
2	Computer Programs & Systems, Inc.	—
1	Cotiviti Holdings, Inc. (a)	—
5	HealthStream, Inc. (a)	—
15	HMS Holdings Corp. (a)	—
92	Inovalon Holdings, Inc., Class – A (a)	1
3,154	Medidata Solutions, Inc. (a)	176
10,311	Omnicell, Inc. (a)	396
3	Press Ganey Holdings, Inc. (a)	—
9	Quality Systems, Inc.	—
2	Vocera Communications, Inc. (a)	—

573

Hotels, Restaurants & Leisure — 1.88%
2,201	Belmond Ltd. (a)	28
4	BJ’s Restaurant, Inc. (a)	—
127	Bloomin’ Brands, Inc.	2
3	Bob Evans Farms, Inc.	—
1	Bojangles’, Inc. (a)	—
16	Boyd Gaming Corp. (a)	—
3,100	Buffalo Wild Wings, Inc. (a)	437
10	Carrols Restaurant Group, Inc. (a)	—
37,500	Century Casinos, Inc. (a)	260
2	Churchill Downs, Inc.	—
1,494	Chuy’s Holdings, Inc. (a)	42
10	ClubCorp Holdings, Inc.	—
3	Cracker Barrel Old Country Store, Inc.	—
5	Dave & Buster’s Entertainment, Inc. (a)	—
8	Denny’s Corp. (a)	—
3	DineEquity, Inc.	—
4	Eldorado Resorts, Inc. (a)	—
4	Fiesta Restaurant Group, Inc. (a)	—
100	International Game Technology PLC	2
2,954	International Speedway Corp., Class A	100
10	Interval Leisure Group, Inc.	—
4	Isle of Capri Casino (a)	—
5	Jack in the Box, Inc.	—
2	Jamba, Inc. (a)	—
1	Kona Grill, Inc. (a)	—
10	La Quinta Holdings, Inc. (a)	—
2	Lindblad Expeditions Holdings, Inc. (a)	—
88	Marcus Corp.	2
1	Marriott Vacations Worldwide Corp.	—
1	Nathan’s Famous, Inc. (a)	—
1	Noodles & Co. (a)	—
5	Papa John’s International, Inc.	—
8	Penn National Gaming, Inc. (a)	—
184	Pinnacle Entertainment, Inc. (a)	2
4,632	Planet Fitness, Inc., Class A (a)	94
5	Popeyes Louisiana Kitchen, Inc. (a)	—
3	Potbelly Corp. (a)	—
40	Red Robin Gourmet Burgers, Inc. (a)	2
4	Red Rock Resorts, Inc., Class – A	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
5	Ruth’s Hospitality Group, Inc.	$—
7	Scientific Games Corp., Class – A (a)	—
142	SeaWorld Entertainment, Inc.	2
1,548	Shake Shack, Inc., Class A (a)	55
7	Sonic Corp.	—
101	Speedway Motorsports, Inc.	2
724	Texas Roadhouse, Inc., Class A	28
8	The Cheesecake Factory, Inc.	—
2	The Habit Restaurants, Inc. (a)	—
5,814	Vail Resorts, Inc.	913
2	Wingstop, Inc.	—
3	Zoe’s Kitchen, Inc. (a)	—

		1,971

	Household Durables — 1.14%
1	Bassett Furniture Industries, Inc.	—
238	Beazer Homes USA, Inc. (a)	3
1,726	Cavco Industries, Inc. (a)	171
73	CSS Industries, Inc.	2
4	Ethan Allen Interiors, Inc.	—
48	Flexsteel Industries, Inc.	2
7,600	Green Brick Partners, Inc. (a)	63
2,835	Harman International Industries, Inc.	240
3,105	Helen of Troy Ltd. (a)	268
3	Installed Building Products, Inc. (a)	—
2,534	iRobot Corp. (a)	111
2	KB Home	—
4	La-Z-Boy, Inc.	—
2	LGI Homes, Inc. (a)	—
9,563	Libbey, Inc.	171
131	Lifetime Brands, Inc.	2
1	M/I Homes, Inc. (a)	—
2	MDC Holdings, Inc.	—
132	Taylor Morrison Home Corp., Class A (a)	2
1	TopBuild Corp. (a)	—
1	TRI Pointe Homes, Inc. (a)	—
2,092	Universal Electronics, Inc. (a)	156
4	Zagg, Inc. (a)	—

		1,191

	Household Products — 0.00%
33	Central Garden & Pet Co. (a)	1
36	Central Garden & Pet Co., Class A (a)	1
19	HRG Group, Inc. (a)	—
21	Oil-Dri Corp. of America	1
2	Orchids Paper Products Co.	—
2	WD-40 Co.	—

		3

	Independent Power & Renewable Electricity Producers — 0.00%
220	NRG Yield, Inc., Class C	4
3	Ormat Technologies, Inc.	—
8	Pattern Energy Group, Inc.	—

		4

	Industrial Conglomerates — 0.00%
4	Raven Industries, Inc.	—

	Insurance — 3.36%
12,245	American Equity Investment Life Holding Co.	217
12,089	American Financial Group, Inc.	908
2	AMERISAFE, Inc.	—

Shares	Security Description	Value (000)
	Insurance (continued)
11,839	Argo Group International Holdings Ltd.	$667
3,387	Aspen Insurance Holdings Ltd.	158
62	Assured Guaranty Ltd.	2
1	Atlas Financial Holdings, Inc. (a)	—
1	Crawford & Co.	—
2	eHealth, Inc. (a)	—
7,220	Endurance Specialty Holdings Ltd.	473
1,495	Everest Re Group Ltd.	284
4,100	First American Financial Corp.	161
7,325	Genworth Financial, Inc., Class A (a)	36
142	Hallmark Financial Services, Inc. (a)	1
55	HCI Group, Inc.	2
129	Heritage Insurance Holdings, Inc.	2
128	Maiden Holdings Ltd.	2
4	National General Holdings Corp.	—
8	National Western Life Group, Inc., Class A	2
113	OneBeacon Insurance Group Ltd.	2
1	Patriot National, Inc. (a)	—
8	Primerica, Inc.	—
5	RLI Corp.	—
9,140	Stewart Information Services Corp.	407
1	Third Point Reinsurance Ltd. (a)	—
2	Trupanion, Inc. (a)	—
2	United Insurance Holdings Corp.	—
85	Universal Insurance Holdings, Inc.	2
3,277	W.R. Berkley Corp.	189
35	WMIH Corp. (a)	—

		3,515

	Internet & Direct Marketing Retail — 0.27%
188	1-800-FLOWERS.COM, Inc., Class A (a)	2
2	Blue Nile, Inc.	—
2	Duluth Holdings, Inc., Class – B (a)	—
18	Etsy, Inc. (a)	—
30,600	Gaia, Inc. (a)	221
6	HSN, Inc.	—
10	Liberty TripAdvisor Holdings, Inc., Class – A (a)	—
5	NutriSystem, Inc.	—
2	Overstock.com, Inc. (a)	—
3	PetMed Express, Inc.	—
6	Shutterfly, Inc. (a)	—
1,449	Wayfair, Inc., Class A (a)	57

		280

	Internet Software & Services — 2.44%
16,973	2U, Inc. (a)	651
2,121	Akamai Technologies, Inc. (a)	112
2	Alarm.com Holding, Inc. (a)	—
2	Amber Road, Inc. (a)	—
6	Angie’s List, Inc. (a)	—
3	Apigee Corp. (a)	—
1	AppFolio, Inc., Class – A (a)	—
238	Bankrate, Inc. (a)	2
2	Benefitfocus, Inc. (a)	—
156	Blucora, Inc. (a)	2
6	Box, Inc., Class – A (a)	—
28,351	Brightcove, Inc. (a)	371
2	Carbonite, Inc. (a)	—
2	Care.com, Inc. (a)	—
3	ChannelAdvisor Corp. (a)	—
5	Cimpress NV (a)	1
8	comScore, Inc. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
9	Cornerstone OnDemand, Inc. (a)	$—
5	Cvent, Inc. (a)	—
287	DHI Group, Inc. (a)	2
307	EarthLink Holdings Corp.	2
10	Endurance International Group Holdings, Inc. (a)	—
7	Envestnet, Inc. (a)	—
3	Everyday Health, Inc. (a)	—
5	Five9, Inc. (a)	—
18,466	Gogo, Inc.^ (a)	204
14	GrubHub, Inc. (a)	1
4	GTT Communications, Inc. (a)	—
5	Hortonworks, Inc. (a)	—
9	inContact, Inc. (a)	—
2	Instructure, Inc. (a)	—
3	Intralinks Holdings, Inc. (a)	—
37	j2 Global, Inc.	2
7	LivePerson, Inc. (a)	—
2,006	LogMeln, Inc.	181
122	Match Group, Inc. (a)	2
4	MeetMe, Inc. (a)	—
2	MINDBODY, Inc., Class – A (a)	—
730	Monster Worldwide, Inc. (a)	3
9,725	New Relic, Inc. (a)	374
14	NIC, Inc.	—
4	Q2 Holdings, Inc. (a)	—
10	Quotient Technology, Inc. (a)	—
82	Rackspace Hosting, Inc. (a)	3
69,700	RealNetworks, Inc. (a)	311
1	Reis, Inc.	—
3	Shutterstock, Inc. (a)	—
4	SPS Commerce, Inc. (a)	—
3	Stamps.com, Inc. (a)	—
9,301	TechTarget (a)	75
8	TrueCar, Inc. (a)	—
3,754	Web.com Group, Inc. (a)	65
7	WebMD Health Corp. (a)	—
3	Xactly Corp. (a)	—
10,304	XO Group, Inc. (a)	199

		2,563

	IT Services — 1.62%
4	Acxiom Corp. (a)	—
66	Blackhawk Network Holdings, Inc. (a)	2
62	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class A (a)	2
53	Cardtronics PLC (a)	2
37	Cass Information Systems, Inc.	2
78	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
52	CSG Systems International, Inc.	2
229	Datalink Corp. (a)	2
8	EPAM Systems, Inc. (a)	1
9	EVERTEC, Inc.	—
6	Exlservice Holdings, Inc. (a)	—
3	Forrester Research, Inc.	—
7,376	Global Payments, Inc.	566
4	Information Services Group, Inc. (a)	—
8,954	Jack Henry & Associates, Inc.	767
38	Leidos Holdings, Inc.	2
443	Lionbridge Technologies, Inc. (a)	2
49	ManTech International Corp., Class A	2
5,691	MAXIMUS, Inc.	322

Shares	Security Description	Value (000)
	IT Services (continued)
136	NCI, Inc., Class A	$2
82	NeuStar, Inc., Class A (a)	2
92	Perficient, Inc. (a)	2
1	PFSweb, Inc. (a)	—
5	Planet Payment, Inc. (a)	—
40	Science Applications International Corp.	3
5	ServiceSource International, Inc. (a)	—
61	Sykes Enterprises, Inc. (a)	2
6	Syntel, Inc. (a)	—
72	TeleTech Holdings, Inc.	2
138	The Hackett Group, Inc.	2
156	Travelport Worldwide Ltd.	2
4	Unisys Corp. (a)	—
5	Virtusa Corp. (a)	—

		1,697

	Leisure Products — 0.17%
1	Arctic Cat, Inc.	—
15,076	Callaway Golf Co.	176
245	JAKKS Pacific, Inc. (a)	2
76	Johnson Outdoors, Inc., Class A	3
2	Malibu Boats, Inc., Class – A (a)	—
1	Marine Products Corp.	—
5	Nautilus, Inc. (a)	—
9	Smith & Wesson Holding Corp. (a)	—
4	Sturm, Ruger & Co., Inc.	—

		181

	Life Sciences Tools & Services — 0.98%
3	Accelerate Diagnostics, Inc. (a)	—
181	Albany Molecular Research, Inc. (a)	3
17	Bio-Rad Laboratories, Inc., Class – A (a)	3
102	Bruker Biosciences Corp.	2
8,849	Cambrex Corp. (a)	394
7	Chromadex Corp. (a)	—
4	ENZO Biochem, Inc. (a)	—
4	Fluidigm Corp. (a)	—
1,877	Illumina, Inc. (a)	341
3,452	INC Research Holdings, Inc., Class A (a)	154
115	Luminex Corp. (a)	3
2	NanoString Technologies, Inc. (a)	—
7	NeoGenomics, Inc. (a)	—
14	Pacific Boisciences of California, Inc. (a)	—
47	PAREXEL International Corp. (a)	3
61	PRA Health Sciences, Inc. (a)	3
4,330	QIAGEN NV (a)	118
85	VWR Corp. (a)	2

		1,026

	Machinery — 3.00%
8,851	Actuant Corp., Class A	206
49	AGCO Corp.	2
1	Albany International Corp., Class – A	—
3	Altra Holdings, Inc.	—
59	American Railcar Industries	2
1,182	Astec Industries, Inc.	71
1	Blue Bird Corp. (a)	—
109	Briggs & Stratton Corp.	2
7,333	Chart Industries, Inc. (a)	241
8	CLARCOR, Inc.	1
7,599	Columbus McKinnon Corp.	136
3	Douglas Dynamics, Inc.	—
4	Energy Recovery, Inc. (a)	—
4	ENPRO Industries, Inc.	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Machinery (continued)
7	Franklin Electric Co., Inc.	$—
167	Freightcar America, Inc.	2
86	Global Brass & Copper Holdings, Inc.	2
11	Hillenbrand, Inc.	—
39	Hyster-Yale Materials Handling, Inc., Class A	2
4,940	IDEX Corp.	463
11,040	ITT, Inc.	396
6	John Bean Technologies Corp.	—
5,221	Lincoln Electric Holdings, Inc.	327
2	Lindsay Corp.	—
3	Lydall, Inc. (a)	—
16,470	Meritor, Inc. (a)	183
2	Milacron Holdings Corp. (a)	—
113	Miller Industries, Inc.	3
7	Mueller Industries, Inc.	—
27	Mueller Water Products, Inc., Class – A	—
51	Oshkosh Corp.	3
4	Proto Labs, Inc. (a)	—
5	RBC Bearings, Inc. (a)	—
15	Rexnord Corp. (a)	—
3,915	Snap-on, Inc.	596
2	Standex International Corp.	—
4	Sun Hydraulics Corp.	—
4	Tennant Co.	—
9,940	Terex Corp.	253
3	The Gorman-Rupp Co.	—
76	The Greenbrier Cos., Inc.	3
77	The Timken Co.	3
6,800	TriMas Corp. (a)	127
117	Trinity Industries, Inc.	3
186	Wabash National Corp. (a)	3
1,034	WABCO Holdings, Inc. (a)	117
3	Watts Water Technologies, Inc., Class – A	—
9	Woodward, Inc.	1

		3,148

	Marine — 0.17%
201	Costamare, Inc.	2
2,945	Kirby Corp. (a)	183
5	Matson, Inc.	—

		185

	Media — 0.72%
53	AMC Entertainment Holdings, Inc., Class A	2
800	Ballantyne Strong, Inc. (a)	6
3	Carmike Cinemas, Inc. (a)	—
7	Central Eurpoean Media Enterprises Ltd. (a)	—
63	Discovery Communications, Inc., Class – A (a)	2
116	Entercom Communications Corp.	2
13	Entravision Communications Corp., Class – A	—
116	Gannett, Inc. Com	1
45,381	Global Eagle Entertainment, Inc. (a)	378
8	Gray Television, Inc. (a)	—
6,806	Imax Corp. (a)	197
1	Liberty Media Group, Class – A (a)	—
1	Liberty Media Group, Class – C (a)	—
8,283	Lions Gate Entertainment Corp.^	166
2	Loral Space & Communications, Inc. (a)	—
2	MDC Partners, Inc., Class – A	—
2	MSG Networks, Inc., Class – A (a)	—

Shares	Security Description	Value (000)
	Media (continued)
1	New Media Investment Group, Inc.	$—
6	Nexstar Broadcasting Group, Inc., Class – A	—
205	Salem Communications Corp., Class A	1
66	Sinclair Broadcast Group, Inc., Class A	2
100	Time, Inc.	1
2	tronc, Inc.	—
33	Viacom, Inc., Class – A	1
6	World Wrestling Entertainment, Inc., Class – A	—

		759

	Metals & Mining — 2.23%
5,991	Agnico-Eagle Mines Ltd.	325
32,671	Allegheny Technologies, Inc.	591
11,044	Carpenter Technology Corp.	457
32,416	Coeur d’Alene Mines Corp. (a)	383
132	Commercial Metals Co.	2
45,455	Ferroglobe PLC	410
5	Gold Resource Corp.	—
1	Kaiser Aluminum Corp.	—
4	Real Industry, Inc. (a)	—
4,900	Schnitzer Steel Industries, Inc., Class A	102
2,729	Steel Dynamics, Inc.	68
8	Worthington Industries, Inc.	—

		2,338

	Mortgage Real Estate Investment Trusts — 0.29%
185	AG Mortgage Investment Trust, Inc.	3
169	American Capital Mortgage Investment Corp.	3
180	Annaly Capital Management, Inc.	2
565	Anworth Mortgage Asset Corp.	3
81	Apollo Commercial Real Estate Finance, Inc.	1
213	Ares Commercial Real Estate Corp.	3
268	Capstead Mortgage Corp.	3
167	Chimera Investment Corp.	3
156	Colony Capital, Inc., Class A	3
313	CYS Investments, Inc.	3
396	Dynex Capital, Inc.	2
188	Invesco Mortgage Capital	3
203	New Residential Investment Corp.	3
18,530	Redwood Trust, Inc.	261
278	Western Asset Mortgage Capital Corp.	3

		299

	Multiline Retail — 0.04%
954	Big Lots, Inc.	45
29	Dillard’s, Inc., Class – A	2
3	Ollie’s Bargain Outlet Holdings, Inc. (a)	—

		47

	Multi-Utilities — 0.52%
82	Avista Corp.	3
8,712	Black Hills Corp.	534
82	Unitil Corp.	3

		540

	Oil, Gas & Consumable Fuels — 1.68%
204	Alon USA Energy, Inc.	2
187	Ardmore Shipping Corp.	1
9,356	Callon Petroleum Co. (a)	147
19,943	Carrizo Oil & Gas, Inc. (a)	811
10,800	Contango Oil & Gas Co. (a)	110

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
106	Delek US Holdings, Inc.	$2
278	DHT Holdings, Inc.	1
188	Dorian LPG Ltd. (a)	1
136,440	Enbridge Energy Management LLC *(a)(b)	—
9,190	Energen Corp.	530
3	Evolution Petroleum Corp.	—
244	Gener8 Maritime, Inc. (a)	1
13	Matador Resources Co. (a)	—
5,025	Murphy Oil Corp.	153
880	Navios Maritime Acquisition Co.	1
117	Overseas Shipholding Group, Inc.	1
1	Panhandle Oil & Gas, Inc., Class – A	—
2	Par Petroleum Corp. (a)	—
22	REX American Resources Corp. (a)	2
2	Sanchez Energy Corp. (a)	—
296	Scorpio Tankers, Inc.	1
3	Synergy Resources Corp. (a)	—
436	Teekay Tankers Ltd.	1
68	Western Refining, Inc.	2

		1,767

	Paper & Forest Products — 0.69%
6,161	Boise Cascade Co. (a)	156
2,545	Clearwater Paper Corp. (a)	166
3	Deltic Timber Corp.	—
67	Domtar Corp.	2
8	KapStone Paper & Packaging Corp.	—
20,664	Louisiana-Pacific Corp. (a)	390
3	Neenah Paper, Inc.	—
112	P.H. Glatfelter Co.	2
63	Schweitzer-Mauduit International, Inc.	2

		718

	Personal Products — 0.00%
12	Avon Products, Inc.	—
1	Inter Parfums, Inc.	—
3	Lifevantage Corp. (a)	—
3	Medifast, Inc.	—
1	Natural Health Trends Corp.	—
16	Nu Skin Enterprises, Inc., Class – A	1
32	Nutraceutical International Corp. (a)	1
1	Revlon, Inc., Class – A (a)	—
2	Synutra International, Inc. (a)	—
1	USANA Health Sciences, Inc. (a)	—

		2

	Pharmaceuticals — 0.40%
8	AcelRx Pharmaceuticals, Inc. (a)	—
2	Aclaris Therapeutics, Inc. (a)	—
4	Aerie Pharmaceuticals, Inc. (a)	—
1	Agile Therapeutics, Inc. (a)	—
5	Amphastar Pharmaceuticals, Inc. (a)	—
5	Ampio Pharmaceuticals, Inc. (a)	—
1	ANI Pharmaceuticals, Inc. (a)	—
4	Aratana Therapeutics, Inc. (a)	—
2	Axsome Therapeutics, Inc. (a)	—
10	Bio-Path Holdings, Inc. (a)	—
123	Catalent, Inc. (a)	3
7	Cempra Holdings LLC (a)	—
1	Clearside Biomedical, Inc.	—
3	Collegium Pharmaceutical, Inc. (a)	—
11	Corcept Therapeutics, Inc. (a)	—
12	DepoMed, Inc. (a)	—
4,080	Dermira, Inc. (a)	139

Shares	Security Description	Value (000)
Pharmaceuticals (continued)
14	Durect Corp. (a)	$—
1	Flex Pharma, Inc. (a)	—
1	Heska Corp. (a)	—
28	Horizon Pharma PLC (a)	1
93	Impax Laboratories, Inc. (a)	2
12	Innoviva, Inc. (a)	—
4	Intersect ENT, Inc. (a)	—
6	Intra-Cellular Therapies, Inc. (a)	—
2	Lipocine, Inc. (a)	—
2	Myokardia, Inc. (a)	—
8,252	Nektar Therapeutics (a)	143
2	Neos Therapeutics, Inc. (a)	—
2	Ocular Therapeutix, Inc. (a)	—
5	Omeros Corp. (a)	—
200	Omthera Pharmaceuticals, Inc. *(a)	—
7	Pacira Pharmaceuticals, Inc. (a)	—
2	Paratek Pharmaceuticals, Inc. (a)	—
126	Phibro Animal Health Corp., Class A	3
54	Prestige Brands Holdings, Inc. (a)	3
1	Reata Pharmaceuticals, Inc., Class – A (a)	—
5	Revance Therapeutics, Inc. (a)	—
196	SciClone Pharmaceuticals, Inc. (a)	2
3	Sucampo Pharmaceuticals, Inc., Class – A (a)	—
7	Supernus Pharmaceuticals, Inc. (a)	—
5	Teligent, Inc. (a)	—
80	The Medicines Co. (a)	3
24	TherapeuticsMD, Inc. (a)	—
3,386	Theravance Biopharma, Inc. (a)	123
1	WaVe Life Sciences Ltd. (a)	—

422

Professional Services — 0.58%
1	Barrett Business Services, Inc.	—
160	CBIZ, Inc. (a)	2
5	CEB, Inc.	—
4,300	CRA International, Inc. (a)	114
5,245	Exponent, Inc.	269
1	Franklin Covey Co. (a)	—
1	FTI Consulting, Inc. (a)	—
2	GP Strategies Corp. (a)	—
3	Insperity, Inc.	—
85	Kelly Services, Inc., Class A	2
99	Kforce, Inc.	2
6	Korn/Ferry International	—
3	Mistras Group, Inc. (a)	—
10	On Assignment, Inc. (a)	—
323,800	Pendrell Corp. (a)	222
7	The Advisory Board Co. (a)	—
7	TriNet Group, Inc. (a)	—
87	TrueBlue, Inc. (a)	2
6	WageWorks, Inc. (a)	—

613

Real Estate Management & Development — 0.00%
4	Alexander & Baldwin, Inc.	—
2	Altisource Portfolio Solutions SA (a)	—
1	Consolidated-Tomoka Land Co.	—
7	HFF, Inc., Class – A	1
7	Kennedy-Wilson Holdings, Inc.	—
2	Marcus & Millichap, Inc. (a)	—
1	The RMR Group, Inc., Class – A	—

1

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Road & Rail — 0.25%
4,798	ArcBest Corp.	$91
84	Covenant Transportation Group, Inc., Class A (a)	2
7	Heartland Express, Inc.	—
10	Knight Transportation, Inc.	—
103	P.A.M. Transportation Services, Inc. (a)	2
7,998	Swift Transportation Co. (a)	172
1	Universal Truckload Services, Inc.	—
1	YRC Worldwide, Inc. (a)	—

		267

	Semiconductors & Semiconductor Equipment — 6.51%
1	Acacia Communications, Inc. (a)	—
2,731	Advanced Energy Industries, Inc. (a)	129
53	Advanced Micro Devices, Inc. (a)	—
3	Ambarella, Inc. (a)	—
334	Amkor Technology, Inc. (a)	3
11	Applied Micro Circuits Corp. (a)	—
20,400	Brooks Automation, Inc.	278
2	Cabot Microelectronics Corp.	—
5,745	Cavium, Inc. (a)	334
4,868	CEVA, Inc. (a)	171
3,137	Cirrus Logic, Inc. (a)	167
175	Cohu, Inc.	2
7,912	Cree, Inc. (a)	203
56,377	Cypress Semiconductor Corp.	687
6,586	Diodes, Inc. (a)	141
151	Entegris, Inc. (a)	3
1	Exar Corp. (a)	—
43	First Solar, Inc. (a)	2
6,425	FormFactor, Inc. (a)	70
4,570	Impinj, Inc. (a)	171
8	Inphi Corp. (a)	—
9,457	Integrated Device Technology, Inc. (a)	218
183	IXYS Corp.	2
17	Lattice Semiconductor Corp. (a)	—
7,399	MA-COM Technology Solutions Holdings, Inc. (a)	313
5,961	Maxim Integrated Products, Inc.	238
5,001	MaxLinear, Inc. (a)	101
20	Microsemi Corp. (a)	1
7,430	MKS Instruments, Inc.	369
5,752	Monolithic Power Systems, Inc.	463
2	Nanometrics, Inc. (a)	—
30,183	ON Semiconductor Corp. (a)	372
4	PDF Solutions, Inc. (a)	—
223	Photronics, Inc. (a)	2
5	Power Integrations, Inc.	—
9,491	Qorvo, Inc. (a)	529
49,395	QuickLogic Corp. (a)	38
14	Rambus, Inc. (a)	—
3,093	Semtech Corp. (a)	86
1,736	Silicon Laboratories, Inc. (a)	102
5,661	Skyworks Solutions, Inc.	431
2,355	Synaptics, Inc. (a)	138
10,211	Tessera Technologies, Inc.	393
354	Ultra Clean Holdings, Inc. (a)	3
15,423	Ultratech, Inc. (a)	356
14,805	Veeco Instruments, Inc. (a)	291

		6,807

	Software — 8.18%
12	8x8, Inc. (a)	—

Shares	Security Description	Value (000)
	Software (continued)
4	A10 Networks, Inc. (a)	$—
20	ACI Worldwide, Inc. (a)	—
3	American Software, Inc., Class – A	—
14	Aspen Technology, Inc. (a)	1
9	AVG Technologies NV (a)	—
3	Barracuda Networks, Inc. (a)	—
1,658	Blackbaud, Inc.	110
6	Bottomline Technologies, Inc. (a)	—
5	BroadSoft, Inc. (a)	—
9	Callidus Software, Inc. (a)	—
315	CDK Global, Inc.	18
7	CommVault Systems, Inc. (a)	—
4,537	CyberArk Software Ltd. (a)	225
1	Digimarc Corp. (a)	—
39	Ebix, Inc.	2
5,526	Electronic Arts, Inc. (a)	473
7,658	Ellie Mae, Inc. (a)	807
3	EnerNOC, Inc. (a)	—
130	EPIQ Systems, Inc.	2
2	Exa Corp. (a)	—
885	Fair Isaac Corp.	110
6,715	Fleetmatics Group Ltd. (a)	403
6,979	Fortinet, Inc. (a)	258
5	Gigamon, Inc. (a)	—
4	Globant SA (a)	—
60,700	Glu Mobile, Inc. (a)	136
2	Guidance Software, Inc. (a)	—
5,104	Guidewire Software, Inc. (a)	306
5,890	HubSpot, Inc. (a)	339
5	Imperva, Inc. (a)	—
9	Infoblox, Inc. (a)	—
3	Interactive Intelligence Group (a)	—
6	Jive Software, Inc. (a)	—
5,900	Manhattan Associates, Inc. (a)	340
88	Mentor Graphics Corp.	2
2	MicroStrategy, Inc., Class – A (a)	—
4	Mitek Systems, Inc. (a)	—
5	MobileIron, Inc. (a)	—
936	Mobileye NV (a)	40
3	Model N, Inc. (a)	—
8	Monotype Imaging Holdings, Inc.	—
10,256	Nuance Communications, Inc. (a)	149
1	Park City Group, Inc. (a)	—
9,058	Paycom Software, Inc. (a)	455
4	Paylocity Holding Corp. (a)	—
6	Pegasystems, Inc.	—
1	Progress Software Corp. (a)	—
8,697	Proofpoint, Inc. (a)	652
4	PROS Holdings, Inc. (a)	—
9,771	PTC, Inc. (a)	434
5	Qualys, Inc. (a)	—
2	Rapid7, Inc. (a)	—
11	RealPage, Inc. (a)	—
12	RingCentral, Inc., Class – A (a)	—
36,802	Rosetta Stone, Inc. (a)	312
4	Sapiens International Corp. NV	—
65,444	SeaChange International, Inc. (a)	196
10,793	Silver Spring Networks, Inc. (a)	153
8	Synchronoss Technologies, Inc. (a)	—
14	Take-Two Interactive Software, Inc. (a)	1
36,200	Telenav, Inc. (a)	207
3	The Rubicon Project, Inc. (a)	—
1,086	The Ultimate Software Group, Inc. (a)	222

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
44,943	TiVo Corp. (a)	$876
4	TubeMogul, Inc. (a)	—
5,394	Tyler Technologies, Inc. (a)	925
2	Varonis Systems, Inc. (a)	—
4	VASCO Data Security International, Inc. (a)	—
6	VirnetX Holding Corp. (a)	—
3	Workiva, Inc. (a)	—
13,436	Zendesk, Inc. (a)	413
8	Zix Corp. (a)	—

		8,567

	Specialty Retail — 1.75%
28	American Eagle Outfitters, Inc.	1
4	Asbury Automotive Group, Inc. (a)	—
248	Ascena Retail Group, Inc. (a)	1
185	Big 5 Sporting Goods Corp.	3
3,053	Burlington Stores, Inc. (a)	248
22	Chico’s FAS, Inc.	—
1	Destination XL Group, Inc. (a)	—
127	Express, Inc. (a)	1
10	Five Below, Inc. (a)	—
6	Francesca’s Holdings Corp. (a)	—
64	GameStop Corp., Class – A	2
8	GNC Holdings, Inc., Class – A	—
34	Group 1 Automotive, Inc.	2
3	Hibbett Sports, Inc. (a)	—
2	Kirkland’s, Inc. (a)	—
4	Lithia Motors, Inc.	—
8,204	MarineMax, Inc. (a)	173
4,796	Monro Muffler Brake, Inc.	294
3	Party City Holdco, Inc. (a)	—
53	Penske Automotive Group, Inc.	3
12	Pier 1 Imports, Inc.	—
8,802	Rent-A-Center, Inc.	111
7	Select Comfort Corp. (a)	—
98	Sonic Automotive, Inc., Class A	2
3	Sportsman’s Warehouse Holdings, Inc. (a)	—
230	Stein Mart, Inc.	1
7,665	Tailored Brands, Inc.	120
3	The Buckle, Inc.	—
1	The Cato Corp.	—
3	The Children’s Place Retail Stores, Inc.	—
2	The Container Store Group, Inc. (a)	—
2	The Finish Line, Inc., Class – A	—
4,472	Tile Shop Holdings, Inc. (a)	74
310	Tilly’s, Inc., Class A (a)	3
10,591	Tractor Supply Co.	714
9,700	West Marine, Inc. (a)	80

		1,833

	Technology Hardware, Storage & Peripherals — 0.17%
17	3D Systems Corp. (a)	—
3	Avid Technology, Inc. (a)	—
8	Cray, Inc. (a)	—
7	Diebold, Inc.	—
2	Eastman Kodak Co. (a)	—
2,553	Electronics for Imaging, Inc. (a)	126
79,600	Imation Corp. (a)	50
4	Immersion Corp. (a)	—
45	Lexmark International, Inc., Class – A	2
11	Nimble Storage, Inc. (a)	—
12	Pure Storage, Inc., Class – A (a)	—
5	Silicon Graphics International Corp. (a)	—

Shares	Security Description	Value (000)
	Technology Hardware, Storage & Peripherals (continued)
3	Stratasys Ltd. (a)	$—
3	Super Micro Computer, Inc. (a)	—
4	USA Technologies, Inc. (a)	—

		178

	Textiles, Apparel & Luxury Goods – 0.86%
5,085	Columbia Sportswear Co.	289
11	Crocs, Inc. (a)	—
2	Culp, Inc.	—
1	Deckers Outdoor Corp. (a)	—
6,435	G-III Apparel Group Ltd. (a)	188
4,591	Movado Group, Inc.	99
3	Oxford Industries, Inc.	—
10	Steven Madden Ltd. (a)	—
1	Superior Uniform Group, Inc.	—
2	Vera Bradley, Inc. (a)	—
2	Vince Holding Corp. (a)	—
14,144	Wolverine World Wide, Inc.	325

		901

	Thrifts & Mortgage Finance — 0.09%
10	Bofl Holding, Inc. (a)	—
12	Essent Group Ltd. (a)	—
110	EverBank Financial Corp.	2
46	Federal Agricultural Mortgage Corp., Class C	2
44	First Defiance Financial Corp.	2
79	HomeStreet, Inc. (a)	2
1	LendingTree, Inc. (a)	—
1	Meridian Bancorp, Inc.	—
272	MGIC Investment Corp. (a)	2
2	Nationstar Mortgage Holdings, Inc. (a)	—
132	PennyMac Financial Services, Inc. (a)	2
144	Radian Group, Inc.	2
263	TrustCo Bank Corp. NY	2
72	Walker & Dunlop, Inc. (a)	2
2,154	WSFS Financial Corp.	79

		97

	Tobacco — 0.16%
2,935	Universal Corp.	171
11	Vector Group Ltd.	—

		171

	Trading Companies & Distributors — 1.51%
84	Air Lease Corp.	2
111	Aircastle Ltd.	2
7,965	Applied Industrial Technologies, Inc.	372
7,970	Beacon Roofing Supply, Inc. (a)	335
12,328	BMC Stock Holdings, Inc. (a)	219
4,584	GATX Corp.	204
1	GMS, Inc. (a)	—
5	H&E Equipment Services, Inc.	—
1	Lawson Products, Inc. (a)	—
8,925	MRC Global, Inc. (a)	147
1	Neff Corp., Class – A (a)	—
1	SiteOne Landscape Supply, Inc. (a)	—
1	Triton International Ltd.	—
6	Univar, Inc. (a)	—
58	Veritiv Corp. (a)	3
2,105	Watsco, Inc.	297
45	WESCO International, Inc. (a)	3

		1,584

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Water Utilities — 0.00%
4	American States Water Co.	$—
4	California Water Service Group	—
2	Middlesex Water Co.	—
2	The York Water Co.	—

		—

	Wireless Telecommunication Services — 0.00%
3	Boingo Wireless, Inc. (a)	—
8	Shenandoah Telecommunications Co.	—
64	Spok Holdings, Inc.	1

		1

	Total Common Stocks	93,315

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. *(a)(c)	—
24	Dyax Corp. CVR *(a)	—

		—

	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc. *(a)(b)(d)	—

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc. *(a)(d)	—

	Total Contingent Rights	—

	Time Deposit — 4.97%
$5,210	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	5,210

	Total Time Deposit	5,210

	Mutual Funds — 6.49%
379,914	Federated Treasury Obligations Fund, Institutional Shares, 0.18%^^ (e)	380
172,947	State Street Institutional Liquid Reserves Fund, 0.35% (e)	173
6,247,651	State Street Institutional Treasury Plus Money Market Fund, 0.15% (e)	6,248

	Total Mutual Funds	6,801

	Repurchase Agreement — 0.20%
$213	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $213,037 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $217,086)^^	213

	Total Repurchase Agreement	213

	Total Investments (cost $81,866) — 100.71%	105,539
	Liabilities in excess of other assets — (0.71)%	(745)

	Net Assets — 100.00%	$104,794

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $571 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on September 30, 2016.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	5.83%	13.26%	29.03%	34.16%	0.82%	—	5.95%	—	89.05%
Contingent Rights	—	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	0.49%	—	2.72%	1.62%	—	—	0.14%	—	4.97%
Mutual Funds	—	0.16%	0.28%	0.08%	0.03%	2.98%	—	2.96%	6.49%
Repurchase Agreement	—	—	0.15%	0.05%	—	—	—	—	0.20%
Other Assets (Liabilities)	-0.01%	-0.07%	-0.63%	-0.12%	0.00%	0.12%	0.00%	0.00%	-0.71%

Total Net Assets	6.31%	13.35%	31.55%	35.79%	0.85%	3.10%	6.09%	2.96%	100.00%

The following table reflects the open derivative positions held by the  Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
24	Russell 2000 Mini Index Future	$2,996	12/16/16	$92

	Net Unrealized Appreciation/(Depreciation)			$92

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 88.94%
	Aerospace & Defense — 1.12%
1,830	Astronics Corp. (a)	$82
4,760	Cubic Corp.	223
8,595	Curtiss-Wright Corp.	783
193	Ducommun, Inc. (a)	4
4,536	Esterline Technologies Corp. (a)	345
40	National Presto Industries, Inc.	4
101	Triumph Group, Inc.	3
2,115	Wesco Aircraft Holdings, Inc. (a)	28

		1,472

	Air Freight & Logistics — 0.15%
5,410	XPO Logistics, Inc. (a)	198

	Airlines — 2.34%
6,723	American Airlines Group, Inc.	246
41	Copa Holdings SA, Class – A	3
2,827	Hawaiian Holdings, Inc. (a)	137
18,036	JetBlue Airways Corp. (a)	311
31,996	United Continental Holdings, Inc. (a)	1,679
40,177	Volaris Aviation Holding Co., ADR (a)	699

		3,075

	Auto Components — 0.88%
99	Cooper Tire & Rubber Co.	4
16,254	Dana Holding Corp.	254
200	Metaldyne Performance Group, Inc.	3
10,413	Modine Manufacturing Co. (a)	123
7,886	Stoneridge, Inc. (a)	145
10,644	Tenneco, Inc. (a)	621
139	Tower International, Inc.	3

		1,153

	Banks — 5.33%
80	1st Source, Inc.	3
101	American National Bankshares, Inc.	3
13,224	Associated Banc-Corp.	259
13,042	Banc of California, Inc.	228
96	Banco Latinoamericano de Comercio Exterior SA, Class E	3
17,190	BankUnited, Inc.	519
15,658	Banner Corp.	685
2,925	BB&T Corp.	110
58	C&F Financial Corp.	2
86	Chemung Financial Corp.	2
142	CNB Financial Corp.	3
20,766	Columbia Banking System, Inc.	679
74	Community Trust Bancorp, Inc.	3
6,067	Cullen/Frost Bankers, Inc.	436
160	Fidelity Southern Corp.	3
99	Financial Institutions, Inc.	3
146	First Bancorp	3
112	First Business Financial Services, Inc.	3
10	First Citizens BancShares, Inc., Class A	3
118	First Community Bancshares, Inc.	3
71	First Financial Corp.	3
93	First Interstate BancSystem, Inc., Class A	3
9,179	First Midwest BanCorp, Inc.	178
138	First NBC Bank Holding Co. (a)	1
70	Great Southern Bancorp, Inc.	3
96	Hancock Holding Co.	3
74	Heartland Financial USA, Inc.	3
8,829	Home Bancshares, Inc.	184

Shares	Security Description	Value (000)
	Banks (continued)
12,986	Hope BanCorp, Inc.	$226
102	Horizon Bancorp	3
221	Huntington Bancshares, Inc.	2
179	Independent Bank Corp.	3
97	International Bancshares Corp.	3
42,619	Investors Bancorp, Inc.	512
177	KeyCorp	2
228	Lakeland Bancorp, Inc.	3
119	MainSource Financial Group, Inc.	3
89	Midwestone Financial Group, Inc.	3
77	National Bankshares, Inc.	3
95	Northrim BanCorp, Inc.	2
205	Old National Bancorp	3
22,151	PacWest Bancorp	949
122	Peoples Bancorp, Inc.	3
10,346	Popular, Inc.	396
159	Premier Financial BanCorp	3
157	Sierra Bancorp	3
1,137	Signature Bank (a)	135
6,300	SVB Financial Group (a)	696
5,370	Synovus Financial Corp.	175
8,644	TCF Financial Corp.	125
155	Triumph Bancorp, Inc. (a)	3
104	Trustmark Corp.	3
167	Umpqua Holdings Corp.	3
10,386	Webster Financial Corp.	395

		6,988

	Biotechnology — 2.02%
3,679	Acceleron Pharma, Inc. (a)	133
155	Acorda Therapeutics, Inc. (a)	3
382	Alkermes PLC (a)	18
62	Aptevo Therapeutics, Inc. (a)	—
11,870	ARIAD Pharmaceuticals, Inc. (a)	163
2,595	Bluebird Bio, Inc. (a)	176
17,397	Celldex Therapeutics, Inc. (a)	70
125	Emergent BioSolutions, Inc. (a)	4
3,987	Five Prime Therapeutics, Inc. (a)	209
6,149	Intrexon Corp.^ (a)	172
3,765	Ionis Pharmaceuticals, Inc. (a)	138
8,214	Lexicon Pharmaceuticals, Inc.^ (a)	148
12,649	Myriad Genetics, Inc. (a)	260
3,558	Neurocrine Biosciences, Inc. (a)	180
2,404	Ophthotech Corp. (a)	111
1,184	PDL BioPharma, Inc.	4
1,487	Prothena Corp. PLC (a)	89
11,001	Repligen Corp. (a)	333
8,363	Sangamo BioSciences, Inc. (a)	39
4,841	Seattle Genetics, Inc. (a)	262
1,375	Tesaro, Inc. (a)	138

		2,650

	Building Products — 1.52%
4,319	Armstrong World Industries, Inc. (a)	178
13,455	Builders FirstSource, Inc. (a)	155
8,629	CaesarStone Sdot Yam Ltd. (a)	325
8,612	Gibraltar Industries, Inc. (a)	320
3,730	Masonite International Corp. (a)	232
4,815	Trex Co., Inc. (a)	283
4,942	Universal Forest Products, Inc.	487

		1,980

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 1.07%
6,967	Artisan Partners Asset Management, Inc., Class – A	$190
357	Calamos Asset Management, Inc., Class A	2
7,126	E*Trade Financial Corp. (a)	208
379	Gain Capital Holdings, Inc.	2
8,063	Greenhill & Co., Inc.	190
116	Houlihan Lokey, Inc.	3
3,834	LPL Financial Holdings, Inc.^	115
271	Manning & Napier, Inc.	2
5,242	Raymond James Financial, Inc.	305
10,038	Stifel Financial Corp. (a)	385

		1,402

	Chemicals — 2.68%
129	A. Schulman, Inc.	4
3,672	Albemarle Corp.	314
73	Cabot Corp.	4
7,942	FMC Corp.	384
316	FutureFuel Corp.	4
233	Huntsman Corp.	4
2,678	Innophos Holdings, Inc.	105
17,902	Kraton Performance Polymers, Inc. (a)	627
5,773	Methanex Corp.	206
1,470	NewMarket Corp.	631
8,740	PolyOne Corp.	295
8,912	Sensient Technologies Corp.	675
59	Stepan Co.	4
73	Trinseo SA	4
25,369	Tronox Ltd., Class A	238
80	Westlake Chemical Corp.	4

		3,503

	Commercial Services & Supplies — 0.80%
3,315	ABM Industries, Inc.	132
241	ACCO Brands Corp. (a)	2
21,558	ARC Document Solutions, Inc. (a)	81
142	Ennis, Inc.	2
6,637	Essendant, Inc.	136
8,903	Interface, Inc.	149
3,949	KAR Auction Services, Inc.	170
87	McGrath RentCorp	3
3,699	Multi-Color Corp.	243
101	Quad Graphics, Inc.	3
143	R.R. Donnelley & Sons Co.	2
186	Steelcase, Inc., Class A	3
3,233	Tetra Tech, Inc.	115
23	UniFirst Corp.	3
72	VSE Corp.	2
122	West Corp.	3

		1,049

	Communications Equipment — 0.45%
134	BEL Fuse, Inc., Class B	3
183	Black Box Corp.	3
198	Comtech Telecommunications Corp.	3
66	EchoStar Corp., Class – A (a)	3
25,100	Oclaro, Inc. (a)	214
45,576	ShoreTel, Inc. (a)	364

		590

	Construction & Engineering — 1.63%
1,652	Dycom Industries, Inc. (a)	135
8,855	Granite Construction, Inc.	440
9,152	KBR, Inc.	138

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
24,182	MasTec, Inc. (a)	$720
147	MYR Group, Inc. (a)	4
6,391	Primoris Services Corp.	132
10,728	Tutor Perini Corp. (a)	230
2,450	Valmont Industries, Inc.	330

		2,129

	Construction Materials — 0.60%
6,494	Eagle Materials, Inc., Class – A	502
1,441	Martin Marietta Materials, Inc.	258
1,469	Summit Materials, Inc., Class A (a)	27

		787

	Consumer Finance — 0.23%
104	Encore Capital Group, Inc. (a)	2
12,624	Green Dot Corp., Class A (a)	291
66	Nelnet, Inc., Class A	3
225	Santander Consumer USA Holdings, Inc. (a)	3

		299

	Containers & Packaging — 1.40%
9,882	AptarGroup, Inc.	765
24,000	Berry Plastics Group, Inc. (a)	1,052
70	Greif, Inc.	4
93	Greif, Inc., Class A	5

		1,826

	Diversified Consumer Services — 0.53%
103	American Public Education, Inc. (a)	2
6,854	Bright Horizons Family Solutions, Inc. (a)	458
52	Capella Education Co.	3
31,615	Career Education Corp. (a)	215
136	DeVry Education Group, Inc.	3
6	Graham Holdings Co.	3
213	Liberty Tax, Inc.	3
59	Strayer Education, Inc. (a)	3

		690

	Diversified Financial Services — 0.22%
14,706	Leucadia National Corp.	280
148	Marlin Business Services Corp.	3

		283

	Diversified Telecommunication Services — 0.58%
17,457	Cogent Communications Group, Inc.	642
123	FairPoint Communications, Inc. (a)	2
88	Hawaiian Telcom Holdco, Inc. (a)	2
125	IDT Corp.	2
219	Iridium Communications, Inc. (a)	2
10,445	ORBCOMM, Inc. (a)	107

		757

	Electric Utilities — 0.02%
169	Hawaiian Electric Industries, Inc.	5
160	PNM Resources, Inc.	5
125	Portland General Electric Co.	5
200	Spark Energy, Inc., Class A	6

		21

	Electrical Equipment — 1.86%
3,263	Acuity Brands, Inc.	863
4,533	AZZ, Inc.	296
4,428	Encore Wire Corp.	163
5,855	EnerSys	405

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Equipment (continued)
11,940	Generac Holdings, Inc. (a)	$433
11,797	General Cable Corp.	177
8,535	LSI Industries, Inc.	96
63	Regal-Beloit Corp.	4

		2,437

	Electronic Equipment, Instruments & Components — 5.49%
3,526	Anixter International, Inc. (a)	227
182	AVX Corp.	3
12,466	Belden, Inc.	859
115	Benchmark Electronics, Inc. (a)	3
2,557	Coherent, Inc. (a)	283
21,120	Control4 Corp. (a)	259
53	Dolby Laboratories, Inc., Class – A	3
14,881	DTS, Inc.	632
31	ePlus, Inc. (a)	3
31,385	Flextronics International Ltd. (a)	427
10,012	II-VI, Inc. (a)	244
6,716	Insight Enterprises, Inc. (a)	219
2,836	IPG Photonics Corp. (a)	234
9,804	Itron, Inc. (a)	546
18,511	Jabil Circuit, Inc.	404
202	Kimball Electronics, Inc. (a)	3
6,188	Littelfuse, Inc.	796
74	Methode Electronics, Inc.	3
9,805	Orbotech Ltd. (a)	290
98	PC Connection, Inc.	3
57	Plexus Corp. (a)	3
6,559	Rogers Corp. (a)	401
91	Sanmina Corp. (a)	3
5,726	ScanSource, Inc. (a)	209
26	SYNNEX Corp.	3
34	Tech Data Corp. (a)	3
18,883	Trimble Navigation Ltd. (a)	539
330	TTM Technologies, Inc. (a)	4
9,389	Universal Display Corp. (a)	521
3,263	VeriFone Systems, Inc. (a)	51
207	Vishay Intertechnology, Inc.	3

		7,181

	Energy Equipment & Services — 0.53%
80	Diamond Offshore Drilling, Inc.	1
2,235	Dril-Quip, Inc. (a)	125
150	Exterran Corp. (a)	2
103	PHI, Inc. (a)	2
31,486	Superior Energy Services, Inc.	564

		694

	Equity Real Estate Investment Trusts — 3.69%
19,511	Acadia Realty Trust	707
8,769	Alexandria Real Estate Equities, Inc.	955
749	Ashford Hospitality Trust	4
380	CBL & Associates Properties, Inc.	5
529	Cedar Realty Trust, Inc.	4
2,752	Coresite Realty Corp.	204
4,311	DiamondRock Hospitality Co.	39
10,695	EastGroup Properties, Inc.	787
18,499	Equity Commonwealth (a)	559
651	FelCor Lodging Trust, Inc.	4
425	First Potomac Realty Trust	4
10,096	Four Corners Property Trust, Inc.	215
636	Investors Real Estate Trust	4
388	Lexington Realty Trust	4

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
7,033	MGM Growth Properties LLC, Class A	$183
6,698	Mid-America Apartment Communities, Inc.	630
6,383	National Health Investors, Inc.	501
325	NorthStar Realty Finance Corp.	4
179	Pennsylvania Real Estate Investment Trust	4
37	PS Business Parks, Inc.	4
1,303	RAIT Financial Trust	4
329	Washington Prime Group, Inc.	4

		4,829

	Food & Staples Retailing — 0.99%
10,745	Casey’s General Stores, Inc.	1,292
57	Ingles Markets, Inc., Class A	2
71	SpartanNash Co.	2
73	Village Super Market, Inc., Class A	2

		1,298

	Food Products — 0.57%
6,087	Amplify Snack Brands, Inc.^ (a)	99
64	Cal-Maine Foods, Inc.	2
6,799	Darling Ingredients, Inc. (a)	92
153	Dean Foods Co.	3
51	Fresh Del Monte Produce, Inc.	3
4,250	J&J Snack Foods Corp.	506
62	John B. Sanfilippo & Son, Inc.	3
3,080	Nomad Foods Ltd. (a)	36
139	Omega Protein Corp. (a)	3
33	Sanderson Farms, Inc.	3

		750

	Gas Utilities — 0.87%
70	Southwest Gas Corp.	5
25,165	UGI Corp.	1,138

		1,143

	Health Care Equipment & Supplies — 8.13%
7,628	Abiomed, Inc. (a)	981
6,750	Cantel Medical Corp.	526
13,537	Cardiovascular Systems, Inc. (a)	321
5,925	ConforMIS, Inc. (a)	59
12,821	DexCom, Inc. (a)	1,124
4,328	Edwards Lifesciences Corp. (a)	522
106	Exactech, Inc. (a)	3
8,290	Glaukos Corp. (a)	313
84	Halyard Health, Inc. (a)	3
18,648	Insulet Corp. (a)	763
4,716	Integra LifeSciences Holdings Corp. (a)	389
4,350	K2M Group Holdings, Inc. (a)	77
10,790	Neogen Corp. (a)	604
7,689	Nevro Corp. (a)	803
12,096	NxStage Medical, Inc. (a)	302
3,698	Penumbra, Inc. (a)	281
752	RTI Surgical, Inc. (a)	2
17,269	STERIS PLC	1,263
17,896	Tandem Diabetes Care, Inc. (a)	137
4,188	The Cooper Cos., Inc.	751
15,870	West Pharmaceutical Services, Inc.	1,182
5,956	Zeltiq Aesthetics, Inc. (a)	234

		10,640

	Health Care Providers & Services — 1.30%
9,116	Acadia Healthcare Co., Inc. (a)	452
115	Aceto Corp.	2
77	Air Methods Corp. (a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
70	Almost Family, Inc. (a)	$3
21	Chemed Corp.	3
1,327	Diplomat Pharmacy, Inc. (a)	37
72	HealthSouth Corp.	3
237	Kindred Healthcare, Inc.	2
63	LHC Group, Inc. (a)	2
9,989	LifePoint Hospitals, Inc. (a)	593
42	Magellan Health Services, Inc. (a)	2
56	Molina Heathcare, Inc. (a)	3
44	National Healthcare Corp.	3
5,239	Owens & Minor, Inc.	182
111	PharMerica Corp. (a)	3
59	Providence Service Corp. (a)	3
253	Select Medical Holdings Corp. (a)	3
3,357	Surgical Care Affiliates, Inc. (a)	164
96	Tenet Healthcare Corp. (a)	2
133	The Ensign Group, Inc.	3
10,646	Triple-S Management Corp., Class A (a)	233

		1,700

	Health Care Technology — 0.57%
148	Inovalon Holdings, Inc., Class – A (a)	2
4,155	Medidata Solutions, Inc. (a)	232
13,306	Omnicell, Inc. (a)	509

		743

	Hotels, Restaurants & Leisure — 1.82%
2,904	Belmond Ltd. (a)	37
162	Bloomin’ Brands, Inc.	3
6,368	Buffalo Wild Wings, Inc. (a)	895
462	Century Casinos, Inc. (a)	3
1,968	Chuy’s Holdings, Inc. (a)	55
153	International Game Technology PLC	4
83	International Speedway Corp., Class A	3
136	Marcus Corp.	3
274	Pinnacle Entertainment, Inc. (a)	3
6,109	Planet Fitness, Inc., Class A (a)	123
60	Red Robin Gourmet Burgers, Inc. (a)	3
205	SeaWorld Entertainment, Inc.	3
2,039	Shake Shack, Inc., Class A^ (a)	71
155	Speedway Motorsports, Inc.	3
940	Texas Roadhouse, Inc., Class A	37
7,245	Vail Resorts, Inc.	1,136

		2,382

	Household Durables — 1.16%
366	Beazer Homes USA, Inc. (a)	4
2,276	Cavco Industries, Inc. (a)	225
112	CSS Industries, Inc.	3
74	Flexsteel Industries, Inc.	4
3,799	Harman International Industries, Inc.	321
4,530	Helen of Troy Ltd. (a)	390
3,340	iRobot Corp. (a)	147
11,705	Libbey, Inc.	209
203	Lifetime Brands, Inc.	3
196	Taylor Morrison Home Corp., Class A (a)	3
2,843	Universal Electronics, Inc. (a)	212

		1,521

	Household Products — 0.00%
51	Central Garden & Pet Co. (a)	1
54	Central Garden & Pet Co., Class A (a)	2

Shares	Security Description	Value (000)
	Household Products (continued)
33	Oil-Dri Corp. of America	$1

		4

	Independent Power & Renewable Electricity Producers — 0.00%
338	NRG Yield, Inc., Class C	6

	Insurance — 3.25%
13,650	American Equity Investment Life Holding Co.	242
16,149	American Financial Group, Inc.	1,212
14,180	Argo Group International Holdings Ltd.	800
3,774	Aspen Insurance Holdings Ltd.	176
96	Assured Guaranty Ltd.	3
9,260	Endurance Specialty Holdings Ltd.	606
2,012	Everest Re Group Ltd.	382
8,159	Genworth Financial, Inc., Class A (a)	40
219	Hallmark Financial Services, Inc. (a)	2
84	HCI Group, Inc.	3
198	Heritage Insurance Holdings, Inc.	3
195	Maiden Holdings Ltd.	2
12	National Western Life Group, Inc., Class A	2
174	OneBeacon Insurance Group Ltd.	2
11,150	Stewart Information Services Corp.	496
122	Universal Insurance Holdings, Inc.	3
4,456	W.R. Berkley Corp.	257

		4,231

	Internet & Direct Marketing Retail — 0.06%
284	1-800-FLOWERS.COM, Inc., Class A (a)	3
1,910	Wayfair, Inc., Class A (a)	75

		78

	Internet Software & Services — 2.02%
22,676	2U, Inc. (a)	869
2,886	Akamai Technologies, Inc. (a)	153
367	Bankrate, Inc. (a)	3
240	Blucora, Inc. (a)	3
38,557	Brightcove, Inc. (a)	503
433	DHI Group, Inc. (a)	3
438	EarthLink Holdings Corp.	3
25,107	Gogo, Inc.^ (a)	277
44	j2 Global, Inc.	3
2,640	LogMeln, Inc.	239
187	Match Group, Inc.^ (a)	3
1,125	Monster Worldwide, Inc. (a)	4
12,843	New Relic, Inc. (a)	492
127	Rackspace Hosting, Inc. (a)	4
4,988	Web.com Group, Inc. (a)	86

		2,645

	IT Services — 1.96%
86	Blackhawk Network Holdings, Inc. (a)	3
94	Booz Allen Hamilton Holding Corp.	3
31	CACI International, Inc., Class A (a)	3
68	Cardtronics PLC (a)	3
55	Cass Information Systems, Inc.	3
110	Convergys Corp.	3
73	CoreLogic, Inc. (a)	3
70	CSG Systems International, Inc.	3
353	Datalink Corp. (a)	4
10,078	Global Payments, Inc.	774
14,532	Jack Henry & Associates, Inc.	1,243
59	Leidos Holdings, Inc.	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
683	Lionbridge Technologies, Inc. (a)	$3
75	ManTech International Corp., Class A	3
8,762	MAXIMUS, Inc.	496
210	NCI, Inc., Class A	2
122	NeuStar, Inc., Class A (a)	3
136	Perficient, Inc. (a)	3
50	Science Applications International Corp.	3
95	Sykes Enterprises, Inc. (a)	3
106	TeleTech Holdings, Inc.	3
208	The Hackett Group, Inc.	3
220	Travelport Worldwide Ltd.	3

		2,573

	Leisure Products — 0.19%
20,571	Callaway Golf Co.	239
378	JAKKS Pacific, Inc. (a)	3
117	Johnson Outdoors, Inc., Class A	4

		246

	Life Sciences Tools & Services — 1.06%
270	Albany Molecular Research, Inc. (a)	4
26	Bio-Rad Laboratories, Inc., Class – A (a)	4
156	Bruker Biosciences Corp.	4
11,991	Cambrex Corp. (a)	533
2,554	Illumina, Inc. (a)	464
4,565	INC Research Holdings, Inc., Class A (a)	204
174	Luminex Corp. (a)	4
59	PAREXEL International Corp. (a)	4
88	PRA Health Sciences, Inc. (a)	5
5,814	QIAGEN NV (a)	160
130	VWR Corp. (a)	4

		1,390

	Machinery — 3.16%
9,827	Actuant Corp., Class A	228
77	AGCO Corp.	4
91	American Railcar Industries	4
1,562	Astec Industries, Inc.	94
168	Briggs & Stratton Corp.	3
8,576	Chart Industries, Inc. (a)	282
8,523	Columbus McKinnon Corp.	152
257	Freightcar America, Inc.	4
127	Global Brass & Copper Holdings, Inc.	4
60	Hyster-Yale Materials Handling, Inc., Class A	4
7,553	IDEX Corp.	707
15,708	ITT, Inc.	563
8,039	Lincoln Electric Holdings, Inc.	503
22,112	Meritor, Inc. (a)	246
174	Miller Industries, Inc.	4
78	Oshkosh Corp.	4
4,785	Snap-on, Inc.	726
11,033	Terex Corp.	280
118	The Greenbrier Cos., Inc.	4
119	The Timken Co.	4
7,569	TriMas Corp. (a)	141
180	Trinity Industries, Inc.	4
278	Wabash National Corp. (a)	4
1,407	WABCO Holdings, Inc. (a)	160

		4,129

	Marine — 0.17%
311	Costamare, Inc.	3

Shares	Security Description	Value (000)
	Marine (continued)
3,560	Kirby Corp. (a)	$221

		224

	Media — 0.78%
82	AMC Entertainment Holdings, Inc., Class A	3
97	Discovery Communications, Inc., Class – A (a)	3
179	Entercom Communications Corp.	2
179	Gannett, Inc. Com	2
61,718	Global Eagle Entertainment, Inc. (a)	513
9,247	Imax Corp. (a)	268
11,268	Lions Gate Entertainment Corp.	225
317	Salem Communications Corp., Class A	2
80	Sinclair Broadcast Group, Inc., Class A	2
153	Time, Inc.	2
51	Viacom, Inc., Class – A	2

		1,024

	Metals & Mining — 2.43%
8,149	Agnico-Eagle Mines Ltd.	442
44,345	Allegheny Technologies, Inc.^	802
15,387	Carpenter Technology Corp.	635
44,054	Coeur d’Alene Mines Corp. (a)	521
204	Commercial Metals Co.	3
61,874	Ferroglobe PLC	559
5,603	Schnitzer Steel Industries, Inc., Class A	117
3,715	Steel Dynamics, Inc.	93

		3,172

	Mortgage Real Estate Investment Trusts — 0.33%
285	AG Mortgage Investment Trust, Inc.	5
261	American Capital Mortgage Investment Corp.	4
424	Annaly Capital Management, Inc.	4
869	Anworth Mortgage Asset Corp.	4
125	Apollo Commercial Real Estate Finance, Inc.	2
328	Ares Commercial Real Estate Corp.	4
409	Capstead Mortgage Corp.	4
256	Chimera Investment Corp.	4
240	Colony Capital, Inc., Class A	4
483	CYS Investments, Inc.	4
610	Dynex Capital, Inc.	6
290	Invesco Mortgage Capital	4
312	New Residential Investment Corp.	4
26,697	Redwood Trust, Inc.	379
429	Western Asset Mortgage Capital Corp.	4

		436

	Multiline Retail — 0.05%
1,254	Big Lots, Inc.	60
44	Dillard’s, Inc., Class – A	3

		63

	Multi-Utilities — 0.52%
125	Avista Corp.	5
10,933	Black Hills Corp.	669
126	Unitil Corp.	5

		679

	Oil, Gas & Consumable Fuels — 1.70%
313	Alon USA Energy, Inc.	3
288	Ardmore Shipping Corp.	2
12,325	Callon Petroleum Co. (a)	194

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
27,003	Carrizo Oil & Gas, Inc. (a)	$1,096
164	Delek US Holdings, Inc.	3
428	DHT Holdings, Inc.	2
290	Dorian LPG Ltd. (a)	2
12,981	Energen Corp.	748
376	Gener8 Maritime, Inc. (a)	2
5,578	Murphy Oil Corp.	170
1,356	Navios Maritime Acquisition Co.	2
180	Overseas Shipholding Group, Inc.	2
34	REX American Resources Corp. (a)	3
456	Scorpio Tankers, Inc.	2
672	Teekay Tankers Ltd.	2
104	Western Refining, Inc.	3

		2,236

	Paper & Forest Products — 0.75%
8,373	Boise Cascade Co. (a)	213
3,457	Clearwater Paper Corp. (a)	223
103	Domtar Corp.	4
28,087	Louisiana-Pacific Corp. (a)	528
171	P.H. Glatfelter Co.	4
95	Schweitzer-Mauduit International, Inc.	4

		976

	Personal Products — 0.00%
24	Nu Skin Enterprises, Inc., Class – A	2
50	Nutraceutical International Corp. (a)	1

		3

	Pharmaceuticals — 0.42%
163	Catalent, Inc. (a)	4
5,381	Dermira, Inc. (a)	182
125	Impax Laboratories, Inc. (a)	3
10,870	Nektar Therapeutics (a)	187
188	Phibro Animal Health Corp., Class A	5
68	Prestige Brands Holdings, Inc. (a)	3
291	SciClone Pharmaceuticals, Inc. (a)	3
109	The Medicines Co. (a)	4
4,465	Theravance Biopharma, Inc. (a)	162

		553

	Professional Services — 0.26%
243	CBIZ, Inc. (a)	3
6,392	Exponent, Inc.	326
131	Kelly Services, Inc., Class A	3
146	Kforce, Inc.	3
129	TrueBlue, Inc. (a)	3

		338

	Road & Rail — 0.18%
152	ArcBest Corp.	3
129	Covenant Transportation Group, Inc., Class A (a)	2
158	P.A.M. Transportation Services, Inc. (a)	3
10,878	Swift Transportation Co. (a)	234

		242

	Semiconductors & Semiconductor Equipment — 6.65%
3,596	Advanced Energy Industries, Inc. (a)	170
515	Amkor Technology, Inc. (a)	5
7,378	Cavium, Inc. (a)	429
6,420	CEVA, Inc. (a)	225
4,135	Cirrus Logic, Inc. (a)	220
270	Cohu, Inc.	3

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
10,764	Cree, Inc. (a)	$277
76,553	Cypress Semiconductor Corp.	930
7,347	Diodes, Inc. (a)	157
210	Entegris, Inc. (a)	4
66	First Solar, Inc. (a)	3
8,476	FormFactor, Inc. (a)	92
6,035	Impinj, Inc. (a)	226
12,840	Integrated Device Technology, Inc. (a)	297
282	IXYS Corp.	3
9,762	MA-COM Technology Solutions Holdings, Inc. (a)	413
8,001	Maxim Integrated Products, Inc.	319
6,587	MaxLinear, Inc. (a)	134
9,079	MKS Instruments, Inc.	451
7,815	Monolithic Power Systems, Inc.	629
36,846	ON Semiconductor Corp. (a)	454
343	Photronics, Inc. (a)	4
12,911	Qorvo, Inc. (a)	720
67,186	QuickLogic Corp. (a)	51
4,210	Semtech Corp. (a)	117
2,313	Silicon Laboratories, Inc. (a)	136
7,811	Skyworks Solutions, Inc.	595
3,568	Synaptics, Inc. (a)	209
13,923	Tessera Technologies, Inc.	535
545	Ultra Clean Holdings, Inc. (a)	4
21,392	Ultratech, Inc. (a)	494
20,140	Veeco Instruments, Inc. (a)	395

		8,701

	Software — 7.83%
2,179	Blackbaud, Inc.	145
430	CDK Global, Inc.	25
5,988	CyberArk Software Ltd. (a)	298
54	Ebix, Inc.	3
7,517	Electronic Arts, Inc. (a)	642
10,451	Ellie Mae, Inc. (a)	1,100
197	EPIQ Systems, Inc.	3
1,161	Fair Isaac Corp.	145
8,077	Fleetmatics Group Ltd. (a)	485
9,307	Fortinet, Inc. (a)	344
7,038	Guidewire Software, Inc. (a)	422
7,805	HubSpot, Inc. (a)	450
7,214	Manhattan Associates, Inc. (a)	416
136	Mentor Graphics Corp.	4
1,274	Mobileye NV (a)	54
13,959	Nuance Communications, Inc. (a)	202
11,955	Paycom Software, Inc. (a)	599
11,046	Proofpoint, Inc. (a)	827
11,912	PTC, Inc. (a)	528
23,335	SeaChange International, Inc. (a)	70
14,672	Silver Spring Networks, Inc. (a)	208
1,434	The Ultimate Software Group, Inc. (a)	293
59,762	TiVo Corp. (a)	1,164
7,363	Tyler Technologies, Inc. (a)	1,261
17,726	Zendesk, Inc. (a)	544

		10,232

	Specialty Retail — 1.85%
368	Ascena Retail Group, Inc. (a)	2
285	Big 5 Sporting Goods Corp.	4
4,030	Burlington Stores, Inc. (a)	327
196	Express, Inc. (a)	2
99	GameStop Corp., Class – A	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
51	Group 1 Automotive, Inc.	$3
10,995	MarineMax, Inc. (a)	230
6,888	Monro Muffler Brake, Inc.	421
81	Penske Automotive Group, Inc.	4
9,825	Rent-A-Center, Inc.	124
152	Sonic Automotive, Inc., Class A	3
347	Stein Mart, Inc.	2
10,556	Tailored Brands, Inc.	166
5,902	Tile Shop Holdings, Inc. (a)	98
478	Tilly’s, Inc., Class A (a)	4
15,298	Tractor Supply Co.	1,031

		2,424

	Technology Hardware, Storage & Peripherals — 0.13%
3,360	Electronics for Imaging, Inc. (a)	164
68	Lexmark International, Inc., Class – A	3

		167

	Textiles, Apparel & Luxury Goods — 0.78%
6,807	Columbia Sportswear Co.	386
7,849	G-III Apparel Group Ltd. (a)	229
140	Movado Group, Inc.	3
17,221	Wolverine World Wide, Inc.	397

		1,015

	Thrifts & Mortgage Finance — 0.09%
170	EverBank Financial Corp.	3
71	Federal Agricultural Mortgage Corp., Class C	3
68	First Defiance Financial Corp.	3
129	HomeStreet, Inc. (a)	3
418	MGIC Investment Corp. (a)	3
203	PennyMac Financial Services, Inc. (a)	3
222	Radian Group, Inc.	3
405	TrustCo Bank Corp. NY	3
111	Walker & Dunlop, Inc. (a)	3
2,443	WSFS Financial Corp.	90

		117

	Tobacco — 0.15%
3,478	Universal Corp.	202

	Trading Companies & Distributors — 1.62%
129	Air Lease Corp.	4
171	Aircastle Ltd.	3
10,695	Applied Industrial Technologies, Inc.	499
10,733	Beacon Roofing Supply, Inc. (a)	452
16,761	BMC Stock Holdings, Inc. (a)	297
5,613	GATX Corp.	250
11,988	MRC Global, Inc. (a)	197
90	Veritiv Corp. (a)	5
2,886	Watsco, Inc.	407
68	WESCO International, Inc. (a)	4

		2,118

	Wireless Telecommunication Services — 0.00%
99	Spok Holdings, Inc.	2

	Total Common Stocks	116,396

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)(b)	—

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights (continued)
	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc.*(a)(c)(d)	$—

	Total Contingent Rights	—

	Time Deposit — 4.59%
$6,008	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	6,008

	Total Time Deposit	6,008

	Mutual Funds — 7.14%
803,995	Federated Treasury Obligations Fund, Institutional Shares, 0.18%^^ (e)	804
216,548	State Street Institutional Liquid Reserves Fund, 0.35% (e)	217
8,323,013	State Street Institutional Treasury Plus Money Market Fund, 0.15% (e)	8,323

	Total Mutual Funds	9,344

	Repurchase Agreement — 0.34%
$451	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $450,841 collateralized by U.S. Treasury Obligations, 0.43% - 2.59%, 2/15/17 - 2/15/46 fair value $459,833)^^	451

	Total Repurchase Agreement	451

	Total Investments (cost $97,096) — 101.01%	132,199
	Liabilities in excess of other assets — (1.01)%	(1,328)

	Net Assets — 100.00%	$130,871

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $1,216 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(d)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(e)	The rate disclosed is the rate in effect on September 30, 2016.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	HC Capital Solutions	Total
Common Stocks	14.03%	31.44%	37.33%	0.83%	—	5.31%	—	88.94%
Contingent Rights	—	—	—	0.00%	—	—	—	0.00%
Time Deposit	—	3.18%	1.30%	—	—	0.11%	—	4.59%
Mutual Funds	0.25%	0.44%	0.09%	0.03%	3.35%	—	2.98%	7.14%
Repurchase Agreement	0.05%	0.24%	0.05%	0.00%	—	—	—	0.34%
Other Assets (Liabilities)	-0.22%	-0.91%	-0.12%	0.00%	0.24%	0.00%	0.00%	-1.01%

Total Net Assets	14.11%	34.39%	38.65%	0.86%	3.59%	5.42%	2.98%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
36	Russell 2000 Mini Index Future	$4,494	12/16/16	$137

	Net Unrealized Appreciation/(Depreciation)			$137

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.47%
	Equity Real Estate Investment Trusts — 85.83%
29,943	Acadia Realty Trust	$1,085
21,411	Alexandria Real Estate Equities, Inc.	2,329
31,020	American Tower Corp.	3,515
96,250	Apartment Investment & Management Co., Class – A	4,419
30,037	AvalonBay Communities, Inc.	5,342
31,070	Boston Properties, Inc.	4,235
85,080	Brixmor Property Group, Inc.	2,364
116,463	Douglas Emmett, Inc.	4,266
128,123	Duke Realty Corp.	3,502
95,163	Empire State Realty Trust, Inc., Class – A	1,994
8,068	Equinix, Inc.	2,906
33,951	Equity Lifestyle Properties, Inc.	2,620
134,291	Equity One, Inc.	4,111
13,012	Essex Property Trust, Inc.	2,898
29,299	Extra Space Storage, Inc.	2,327
114,602	Forest City Realty Trust, Inc., Class – A	2,651
102,294	General Growth Properties, Inc.	2,823
69,600	HCP, Inc.	2,641
59,676	Healthcare Trust of America, Inc., Class – A	1,947
40,772	Highwoods Properties, Inc.	2,125
50,546	Host Hotels & Resorts, Inc.	787
57,280	LaSalle Hotel Properties	1,367
21,123	National Health Investors, Inc.	1,658
98,202	Physicians Realty Trust	2,115
19,456	PS Business Parks, Inc.	2,210
22,052	Public Storage	4,921
42,638	QTS Realty Trust, Inc., Class – L	2,253
61,354	Retail Opportunity Investments Corp.	1,347
138,570	Rexford Industrial Realty	3,172
44,221	Simon Property Group, Inc.	9,154
118,463	Store Capital Corp.	3,491
40,770	Summit Hotel Properties, Inc.	537
24,979	Sun Communities, Inc.	1,960
30,275	Taubman Centers, Inc.	2,253
305,412	VEREIT, Inc.	3,167

		100,492

	Hotels, Restaurants & Leisure — 2.74%
68,570	Hilton Worldwide Holdings, Inc.	1,572
10,429	Vail Resorts, Inc.	1,636

		3,208

	Real Estate Management & Development — 0.90%
46,630	Kennedy-Wilson Holdings, Inc.	1,052

	Total Common Stocks	104,752

	Mutual Funds — 10.31%
1,328,641	DWS Government Cash Money Market Fund, 0.34% (a)	1,329
10,736,555	State Street Institutional Treasury Plus Money Market Fund, 0.15% (a)	10,736

	Total Mutual Funds	12,065

	Total Investments (cost $95,718) — 99.78%	116,817
	Other assets in excess of liabilities — 0.22%	260

	Net Assets — 100.00%	$117,077

(a)	The rate disclosed is the rate in effect on September 30, 2016.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	89.47%	—	89.47%
Mutual Funds	3.26%	1.14%	5.91%	10.31%
Other Assets (Liabilities)	0.10%	0.12%	0.00%	0.22%

Total Net Assets	3.36%	90.73%	5.91%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
106	Dow Jones U.S. Real Estate Index Future	$3,358	12/16/16	$13

	Net Unrealized Appreciation/(Depreciation)			$13

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.84%
	Argentina — 0.31%
157,556	YPF Sociedad Anonima, ADR (Oil, Gas & Consumable Fuels)	$2,871

	Australia — 3.93%
191,368	Alumina Ltd. (Metals & Mining)	215
79,849	Amcor Ltd. (Containers & Packaging)	930
218,109	BHP Billiton Ltd. (Metals & Mining)	3,777
51,249	Boral Ltd. (Construction Materials)	267
340,074	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	8,989
94,589	Fortescue Metals Group Ltd. (Metals & Mining)	362
568,644	Iluka Resources Ltd. (Metals & Mining)	2,754
113,423	Incitec Pivot Ltd. (Chemicals)	246
340,902	Newcrest Mining Ltd. (Metals & Mining)	5,754
1,065,500	Oceanagold Corp. (Metals & Mining)	3,200
24,867	Orica Ltd. (Chemicals)	292
328,433	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	1,385
27,929	Rio Tinto Ltd. (Metals & Mining)	1,111
1,624,258	Western Areas Ltd. (Metals & Mining)*^(a)	3,623
143,274	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	3,176

		36,081

	Austria — 0.51%
28,340	OMV AG (Oil, Gas & Consumable Fuels)	816
547,652	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services)*	3,631
7,659	Voestalpine AG (Metals & Mining)	265

		4,712

	Belgium — 0.10%
5,016	Solvay SA (Chemicals)	581
5,767	Umicore SA (Chemicals)	362

		943

	Bermuda — 0.07%
654,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	505
108,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	102

		607

	Brazil — 2.03%
41,600	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)(a)	116
20,213	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	234
20,577	Duratex SA (Paper & Forest Products)	55
18,900	Fibria Celulose SA (Paper & Forest Products)	134
305,336	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)(a)	2,849
577,512	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)(a)	2,717
199,903	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	4,425
1,394,537	Vale SA, ADR (Metals & Mining)	7,671

Shares	Security Description	Value (000)
	Brazil (continued)
79,710	Vale SA (Metals & Mining)	$438

		18,639

	Canada — 8.51%
14,000	Agnico-Eagle Mines Ltd. (Metals & Mining)	757
9,187	Agrium, Inc. (Chemicals)	832
27,800	AltaGas Ltd. (Oil, Gas & Consumable Fuels)^	715
66,000	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	1,194
171,787	Barrick Gold Corp., ADR (Metals & Mining)	3,044
76,100	Cameco Corp. (Oil, Gas & Consumable Fuels)^	650
276,669	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	8,846
1,700	CCL Industries, Inc., Class B (Containers & Packaging)	327
158,814	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2,280
54,304	Eldorado Gold Corp. (Metals & Mining)(a)	214
34,685	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	1,534
166,211	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	7,306
449,171	First Quantum Minerals Ltd. (Metals & Mining)	3,718
10,140	Franco-Nevada Corp. (Metals & Mining)	709
197,461	Goldcorp, Inc. (Metals & Mining)	3,262
67,375	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	825
71,612	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,243
55,960	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	1,751
64,700	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	1,366
32,800	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,061
6,100	Methanex Corp. (Chemicals)	217
64,969	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,980
29,100	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	817
54,946	Potash Corp. of Saskatchewan, Inc. (Chemicals)	895
26,051	Silver Wheaton Corp. (Metals & Mining)	704
634,922	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	17,629
36,197	Teck Cominco Ltd., Class B (Metals & Mining)	653
231,098	Teck Resources Ltd., Class B (Metals & Mining)	4,166
137,000	TransCanada Corp. (Oil, Gas & Consumable Fuels)	6,507
67,706	Turquoise Hill Resources Ltd. (Metals & Mining)(a)	200
34,948	Uranium Participation Corp. (Capital Markets)†(a)	104
52,400	Veresen, Inc. (Oil, Gas & Consumable Fuels)^	535

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
21,200	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	$821
5,200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	160

		78,022

	Chile — 0.11%
94,714	Empresas CMPC SA (Paper & Forest Products)	189
92,242	Empresas Copec SA (Oil, Gas & Consumable Fuels)	862

		1,051

	China — 1.85%
300,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining)(a)	109
83,200	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	230
441,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)(a)	240
4,389,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	3,849
4,929,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	3,640
639,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,265
3,449,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,350
100,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	115
4,072,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	2,700
264,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	134
308,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	209
443,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	142

		16,983

	Colombia — 0.07%
30,543	Cementos Argos SA (Construction Materials)	122
814,818	Ecopetrol SA (Oil, Gas & Consumable Fuels)(a)	353
22,006	Grupo Argos SA (Construction Materials)	142

		617

	Curaçao — 2.86%
334,260	Schlumberger Ltd. (Energy Equipment & Services)	26,286

	Denmark — 0.12%
6,042	Christian Hansen Holding A/S (Chemicals)	360
15,792	Novozymes A/S, B Shares (Chemicals)	697

		1,057

	Finland — 0.23%
24,669	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	1,052

Shares	Security Description	Value (000)
	Finland (continued)
37,041	Stora Enso Oyj, R Shares (Paper & Forest Products)	$329
34,453	UPM-Kymmene Oyj (Paper & Forest Products)	728

		2,109

	France — 2.13%
23,508	Air Liquide SA (Chemicals)	2,520
4,503	Arkema SA (Chemicals)	417
2,587	Imerys SA (Construction Materials)	187
20,210	Technip SA (Energy Equipment & Services)	1,242
319,738	Total SA (Oil, Gas & Consumable Fuels)(c)	15,205

		19,571

	Germany — 1.61%
62,731	BASF SE (Chemicals)	5,370
8,123	Evonik Industries AG (Chemicals)	275
9,536	HeidelbergCement AG (Construction Materials)	902
12,870	K+S AG - Registered (Chemicals)	244
6,154	Lanxess AG (Chemicals)	383
12,511	Linde AG (Chemicals)	2,126
132,004	Salzgitter AG (Metals & Mining)	4,328
7,863	Symrise AG (Chemicals)	577
24,173	ThyssenKrupp AG (Metals & Mining)	577

		14,782

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	83

	Hong Kong — 0.05%
1,780,000	Minmetals Resources Ltd. (Metals & Mining)(a)	450

	Hungary — 0.04%
6,416	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	398

	India — 0.95%
126,226	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)(b)	4,140
805,327	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	4,433
16,783	Vedanta Ltd., ADR (Metals & Mining)	174

		8,747

	Indonesia — 0.43%
2,377,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	221
111,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	149
224,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	174
2,522,200	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	3,437

		3,981

	Ireland (Republic of) — 0.20%
55,052	CRH PLC (Construction Materials)	1,828

	Israel — 0.02%
38,536	Israel Chemicals Ltd. (Chemicals)	150

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy — 1.38%
871,268	Eni SpA (Oil, Gas & Consumable Fuels)	$12,553
284,620	Saipem SpA (Energy Equipment & Services)(a)	121

		12,674

	Japan — 2.83%
12,000	Air Water, Inc. (Chemicals)	227
81,000	Asahi Kasei Corp. (Chemicals)	646
19,600	Daicel Corp. (Chemicals)	248
7,900	Hitachi Chemical Co. Ltd. (Chemicals)	182
16,000	Hitachi Metals Ltd. (Metals & Mining)	197
14,700	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	304
1,056,100	INPEX Corp. (Oil, Gas & Consumable Fuels)	9,605
33,300	JFE Holdings, Inc. (Metals & Mining)	487
116,700	JGC Corp. (Construction & Engineering)	2,032
14,400	JSR Corp. (Chemicals)	226
420,544	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,702
21,000	Kaneka Corp. (Chemicals)	166
15,600	Kansai Paint Co. Ltd. (Chemicals)	342
23,500	Kobe Steel Ltd. (Metals & Mining)	213
23,900	Kuraray Co. Ltd. (Chemicals)	355
3,100	Maruichi Steel Tube Ltd. (Metals & Mining)	107
89,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	563
13,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	186
8,400	Mitsubishi Materials Corp. (Metals & Mining)	230
55,000	Mitsui Chemicals, Inc. (Chemicals)	262
9,800	Nippon Paint Holdings Co. Ltd. (Chemicals)	328
51,600	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,059
11,200	Nitto Denko Corp. (Chemicals)	728
60,000	Oji Paper Co. Ltd. (Paper & Forest Products)	238
27,615	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,926
31,400	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	292
99,000	Sumitomo Chemical Co. Ltd. (Chemicals)	440
30,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	414
79,000	Taiheiyo Cement Corp. (Construction Materials)	227
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	120
12,600	Teijin Ltd. (Chemicals)	244
57,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	578
96,000	Toray Industries, Inc. (Chemicals)	935
11,000	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	195

		26,004

	Jersey — 1.92%
4,780,298	Glencore International PLC (Metals & Mining)(a)	13,087
49,913	Petrofac Ltd. (Energy Equipment & Services)	578

Shares	Security Description	Value (000)
	Jersey (continued)
39,181	Randgold Resources Ltd. (Metals & Mining)	$3,926

		17,591

	Luxembourg — 0.19%
79,988	ArcelorMittal (Metals & Mining)(a)	488
90,990	Tenaris SA (Energy Equipment & Services)	1,296

		1,784

	Malaysia — 0.09%
387,550	Bumi Armada Berhad (Energy Equipment & Services)	66
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	61
188,300	Petronas Chemicals Group Berhad (Chemicals)	303
41,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	233
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)(a)	208

		871

	Mexico — 0.19%
908,574	Cemex SAB de CV (Construction Materials)(a)	721
244,134	Grupo Mexico SAB de CV, Series B (Metals & Mining)	597
9,354	Industrias Penoles SAB de CV (Metals & Mining)	224
79,532	Mexichem SAB de CV (Chemicals)	178

		1,720

	Netherlands — 0.91%
16,788	Akzo Nobel NV (Chemicals)	1,135
7,889	Core Laboratories NV (Energy Equipment & Services)	886
11,832	Koninklijke DSM NV (Chemicals)	799
13,532	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	710
59,330	LyondellBasell Industries NV, Class - A (Chemicals)	4,786

		8,316

	New Zealand — 0.04%
46,321	Fletcher Building Ltd. (Construction Materials)	363

	Norway — 1.61%
968,221	Norsk Hydro ASA (Metals & Mining)	4,188
471,440	Statoil ASA (Oil, Gas & Consumable Fuels)	7,918
127,787	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	2,310
11,905	Yara International ASA (Chemicals)	397

		14,813

	Papua New Guinea — 0.16%
264,052	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	1,454

	Peru — 0.02%
14,500	Compania de Minas Buenaventura SA, ADR (Metals & Mining)(a)	201

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland — 0.21%
3,383	Grupa Azoty SA (Chemicals)	$54
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels)(a)	114
10,608	KGHM Polska Miedz SA (Metals & Mining)	207
60,033	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	1,021
340,558	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	450
43,774	Synthos SA (Chemicals)(a)	50

		1,896

	Portugal — 0.11%
74,300	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	1,015

	Russia — 2.21%
1,156,006	Gazprom OAO - Sponsored ADR (Oil, Gas & Consumable Fuels)	4,872
98,612	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	4,809
38,318	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	615
17,245	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,901
221,305	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,211
15,568	Severstal, Registered Shares, GDR (Metals & Mining)	188
307,139	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	1,487
168,489	Tatneft Pjsc, ADR (Oil, Gas & Consumable Fuels)	5,194

		20,277

	South Africa — 1.00%
3,582	Anglo Platinum Ltd. (Metals & Mining)(a)	101
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^	146
52,323	Gold Fields Ltd. (Metals & Mining)	254
40,718	Impala Platinum Holdings Ltd. (Metals & Mining)(a)	206
8,965	Mondi Ltd. (Paper & Forest Products)	189
41,221	Sappi Ltd. (Paper & Forest Products)(a)	213
294,633	Sasol Ltd. (Oil, Gas & Consumable Fuels)	8,055

		9,164

	South Korea — 1.00%
8,955	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	438
7,976	Hanwha Chemical Corp. (Chemicals)	177
1,037	Honam Petrochemical Corp. (Chemicals)	283
1,730	Hyosung Corp. (Chemicals)	206
5,298	Hyundai Steel Co. (Metals & Mining)	246
8,012	Korea Zinc Co. (Metals & Mining)	3,516
1,172	Kumho Petro Chemical Co. Ltd. (Chemicals)	75
3,140	LG Chem Ltd. (Chemicals)	694
1,265	OCI Co. Ltd. (Chemicals)^(a)	108
4,581	POSCO (Metals & Mining)	950

Shares	Security Description	Value (000)
	South Korea (continued)
12,277	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	$1,819
8,664	S-Oil Corp. (Oil, Gas & Consumable Fuels)	644

		9,156

	Spain — 0.81%
545,665	Repsol YPF SA (Oil, Gas & Consumable Fuels)	7,411

	Sweden — 0.52%
201,486	Boliden AB (Metals & Mining)	4,737

	Switzerland — 0.88%
550	EMS-Chemie Holding AG - Registered (Chemicals)	296
611	Givaudan SA (Chemicals)	1,246
28,768	LafargeHolcim Ltd., Registered Shares (Construction Materials)	1,559
138	Sika AG (Chemicals)	673
6,362	Syngenta AG, Registered Shares (Chemicals)	2,786
69,948	Transocean Ltd. (Energy Equipment & Services)(a)	741
143,300	Weatherford International PLC (Energy Equipment & Services)(a)	805

		8,106

	Taiwan — 0.39%
179,082	Asia Cement Corp. (Construction Materials)	157
798,376	China Steel Corp. (Metals & Mining)	564
218,000	Formosa Chemicals & Fibre Corp. (Chemicals)	588
220,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	663
266,160	Formosa Plastics Corp. (Chemicals)	664
303,010	Nan Ya Plastics Corp. (Chemicals)	602
223,000	Taiwan Cement Corp. (Construction Materials)	254
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	90

		3,582

	Thailand — 0.36%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	63
36,400	Indorama Ventures PCL (Chemicals)	30
1,622,100	IRPC PCL - Foreign (Oil, Gas & Consumable Fuels)	229
125,455	PTT Chemical Public Co. Ltd. (Chemicals)	214
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	420
190,100	PTT PCL (Oil, Gas & Consumable Fuels)	1,871
17,600	Siam Cement PCL (Construction Materials)	264
129,300	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	257

		3,348

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey — 0.08%
106,080	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	$146
49,620	Petkim Petrokimya Holding A/S (Chemicals)	75
25,380	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	481

		702

	United Kingdom — 10.42%
75,030	AMEC PLC (Energy Equipment & Services)	556
701,307	Anglo American PLC (Metals & Mining)(a)	8,744
29,880	Antofagasta PLC (Metals & Mining)	202
1,545,912	BHP Billiton PLC (Metals & Mining)	23,245
2,857,868	BP PLC (Oil, Gas & Consumable Fuels)	16,655
7,956	Croda International PLC (Chemicals)	359
14,865	Fresnillo PLC (Metals & Mining)	349
368,662	Hunting PLC (Energy Equipment & Services)	2,195
13,122	Johnson Matthey PLC (Chemicals)	560
24,426	Mondi PLC (Paper & Forest Products)	513
230,317	Rio Tinto PLC (Metals & Mining)	7,653
897,374	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	22,320
471,407	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	12,219

		95,570

	United States — 27.37%
13,860	Air Products & Chemicals, Inc. (Chemicals)	2,084
7,178	Albemarle Corp. (Chemicals)	614
88,624	Alcoa, Inc. (Metals & Mining)	899
98,490	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,240
14,500	Antero Resources Corp. (Oil, Gas & Consumable Fuels)(a)	391
4,300	Ashland Global Holdings, Inc. (Chemicals)	499
5,700	Avery Dennison Corp. (Containers & Packaging)	443
167,434	Baker Hughes, Inc. (Energy Equipment & Services)	8,450
9,181	Ball Corp. (Containers & Packaging)	752
58,850	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,518
1,450	California Resources Corp. (Oil, Gas & Consumable Fuels)^(a)	18
10,400	Celanese Corp., Series A (Chemicals)	692
16,625	CF Industries Holdings, Inc. (Chemicals)	405
115,246	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)(a)	723
228,147	Chevron Corp. (Oil, Gas & Consumable Fuels)	23,481
16,800	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,257
24,700	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	3,393
318,928	ConocoPhillips (Oil, Gas & Consumable Fuels)	13,864
17,338	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	901

Shares	Security Description	Value (000)
	United States (continued)
9,900	Crown Holdings, Inc. (Containers & Packaging)(a)	$565
98,597	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	4,349
61,710	E.I. du Pont de Nemours & Co. (Chemicals)	4,134
9,556	Eastman Chemical Co. (Chemicals)	647
18,036	Ecolab, Inc. (Chemicals)	2,195
15,200	Energen Corp. (Oil, Gas & Consumable Fuels)	877
151,770	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	14,678
29,038	EQT Corp. (Oil, Gas & Consumable Fuels)	2,109
398,820	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	34,810
90,656	First Solar, Inc. (Semiconductors & Semiconductor Equipment)(a)	3,580
8,162	FMC Corp. (Chemicals)	395
175,604	FMC Technologies, Inc. (Energy Equipment & Services)(a)	5,210
70,517	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	766
165,148	Halliburton Co. (Energy Equipment & Services)	7,412
20,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	1,400
49,748	Hess Corp. (Oil, Gas & Consumable Fuels)	2,667
34,472	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	845
5,200	International Flavors & Fragrances, Inc. (Chemicals)	743
26,900	International Paper Co. (Containers & Packaging)	1,291
218,818	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	5,061
130,034	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,056
103,582	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	4,204
3,928	Martin Marietta Materials, Inc. (Construction Materials)	704
31,726	Monsanto Co. (Chemicals)	3,242
31,600	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	961
73,458	National Oilwell Varco, Inc. (Energy Equipment & Services)	2,699
35,175	Newmont Mining Corp. (Metals & Mining)	1,382
82,820	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,960
21,700	Nucor Corp. (Metals & Mining)	1,073
147,610	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,764
18,858	Oceaneering International, Inc. (Energy Equipment & Services)	519
39,900	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	2,050
6,100	Packaging Corp. of America (Containers & Packaging)	496

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
140,747	Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	$3,165
103,924	Phillips 66 (Oil, Gas & Consumable Fuels)	8,371
41,251	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	7,658
18,222	PPG Industries, Inc. (Chemicals)	1,883
19,450	Praxair, Inc. (Chemicals)	2,350
31,929	Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,237
37,305	Reliance Steel & Aluminum Co. (Metals & Mining)	2,687
13,200	Sealed Air Corp. (Containers & Packaging)	605
10,660	Southern Copper Corp. (Metals & Mining)	280
129,678	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	5,544
270,307	SunPower Corp. (Semiconductors & Semiconductor Equipment)^(a)	2,411
23,200	Tesoro Corp. (Oil, Gas & Consumable Fuels)	1,846
76,629	The Dow Chemical Co. (Chemicals)	3,972
21,718	The Mosaic Co. (Chemicals)	531
5,351	The Sherwin-Williams Co. (Chemicals)	1,480
215,194	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	11,405
9,000	Vulcan Materials Co. (Construction Materials)	1,023
3,500	Westlake Chemical Corp. (Chemicals)	187

		251,103

	Total Common Stocks	741,826

	Preferred Stocks — 0.59%
	Brazil — 0.47%
10,700	Braskem SA - Preferred, Class A (Chemicals)	83
65,100	Gerdau SA - Preferred (Metals & Mining)	179
208,600	Klabin SA - Preferred (Containers & Packaging)	178
757,575	Petroleo Brasileiro SA - Preferred (Oil, Gas & Consumable Fuels)(a)	3,191
27,900	Suzano Papel e Celulose SA - Preferred, Class A (Paper & Forest Products)	90
122,304	Vale SA - Preferred (Metals & Mining)	582

		4,303

	Chile — 0.02%
7,309	Sociedad Quimica y Minera de Chile SA - Preferred, B Shares (Chemicals)	198

	Germany — 0.02%
4,673	Fuchs Petrolub AG - Preferred (Chemicals)	213

	Russia — 0.07%
299	AK Transneft OAO - Preferred (Oil, Gas & Consumable Fuels)	645

Shares or Principal Amount (000)	Security Description	Value (000)
	South Korea — 0.01%
578	LG Chem Ltd. - Preferred (Chemicals)	$87

	Total Preferred Stocks	5,446

	Right — 0.00%
	Thailand — 0.00%
6,004	Banpu Power Ltd. (Electric Utilities)(c)	—

	Total Right	—

	Corporate Bonds — 2.58%
$2,000	Antero Resources Finance, 5.38%, 11/1/21, Callable 11/7/16 @ 104.03 (Oil, Gas & Consumable Fuels)	2,025
2,000	Buckeye Partners, LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (Oil, Gas & Consumable Fuels)	2,020
1,500	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100 (Oil, Gas & Consumable Fuels)	1,567
2,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 102.75 (Oil, Gas & Consumable Fuels)	2,075
2,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 3/15/17 @ 102.5 (Oil, Gas & Consumable Fuels)	1,995
2,000	Enterprise Products Operations, 6.30%, 9/15/17 (Oil, Gas & Consumable Fuels)	2,090
23	Eurosail PLC, Series 2006-4X, Class A3C, 0.74%, 12/10/44, Callable 12/10/31 @ 100(d)	29
350	Ford Motor Credit Co. LLC, 1.36%, 9/8/17 (Consumer Finance)(d)	350
400	Goldman Sachs Group, Inc., 2.05%, 9/15/20, Callable 8/15/20 @ 100 (Capital Markets)(d)	402
2,000	Hess Corp., 7.88%, 10/1/29 (Oil, Gas & Consumable Fuels)	2,437
1,976	Marathon Oil Corp., 6.00%, 10/1/17 (Oil, Gas & Consumable Fuels)	2,043
2,000	Newfield Exploration Co., 5.75%, 1/30/22 (Oil, Gas & Consumable Fuels)	2,065
1,069	Noble Energy, Inc. Senior Note, 5.63%, 5/1/21, Callable 5/1/17 @ 102.81 (Oil, Gas & Consumable Fuels)	1,114
150	Overseas Private Investment Corp., 4.73%, 3/15/22 (Diversified Financial Services)	163
1,050	Plains All American Pipeline, L.P., 3.60%, 11/1/24, Callable 8/1/24 @ 100 (Oil, Gas & Consumable Fuels)	1,021

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$1,500	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100 (Oil, Gas & Consumable Fuels)(b)	$1,519
100	Reed Elsevier NV, 8.63%, 1/15/19 (Professional Services)	115
100	Santander Holdings USA, 2.28%, 11/24/17 (Banks)(d)	101
200	Synchrony Financial, 2.19%, 11/9/17 (Consumer Finance)(d)	201
200	Volkswagen Group America, 1.28%, 5/22/18 (Automobiles)(b)(d)	199
17	WAMU Mortgage Pass-Through Certificates, Series 02-AR17, Class 1A, 1.71%, 11/25/42, Callable 10/25/16 @ 100(d)	15
115	WAMU Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 0.79%, 11/25/45, Callable 9/25/19 @ 100(d)	108

	Total Corporate Bonds	23,654

	Collateralized Mortgage Obligations — 0.14%
100	Banc of America Merrill Lynch Large Loan, Series 2015-ASHF, Class A, 1.74%, 1/15/28(b)(d)	100
93	Colt Funding LLC, Series2016-1, Class A1, 3.00%, 5/25/46, Callable 6/25/18 @ 100(b)(d)	94
100	Cavalry CLO Ltd., Series 2A, Class A, 2.03%, 1/17/24, Callable 10/17/16 @ 100(b)(d)	100
12	Goldman Sachs Real Estate Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.15%, 1/25/35, Callable 10/25/16 @ 100(d)	12
100	IndyMac Residential, Series 2005-B, Class M3, 1.01%, 8/25/35, Callable 6/25/18 @ 100(d)	96
100	Novastar Home Equity Loan, Series 2005-1, Class M5, 1.61%, 6/25/35(d)	93
14	WAMU Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 0.81%, 10/25/45, Callable 4/25/19 @ 100(d)	13
711	Highlander Euro CDO, Series 2007-3X, Class A, 0.00%, 5/1/23, Callable 11/1/16 @ 100(b)(d)	793

	Total Collateralized Mortgage Obligations	1,301

	Certificates of Deposit — 0.08%
100	Barclays Bank PLC NY, 9/8/17(d)	100
200	Credit Suisse New York, 1.65%, 9/12/17(d)	200
200	Natixis NY Branch, 1.55%, 9/25/17	201
100	Sumitomo Mitsui Bank NY, 9/15/17(d)	100
100	Sumitomo Mitsui Trust NY, 1.58%, 9/18/17(d)	100

	Total Certificates of Deposit	$701

Principal Amount (000)	Security Description	Value (000)
	Global Bonds — 0.14%
	Denmark — 0.08%
$100	Nykredit, Series 12H, 2.00%, 4/1/17(e)	$15
500	Nykredit, Series 12H, 2.00%, 7/1/17(e)	77
200	Nykredit, 2.00%, 10/1/17(e)	31
200	Nykredit Realkredit A/S, Series 13H., 1.00%, 4/1/17(e)	30
200	Nykredit Realkredit A/S, Series 13H., 1.00%, 7/1/17(e)	30
200	Realkredit Danmark, Series 10T, 2.00%, 1/1/17(e)	30
500	Realkredit Danmark, Series 10F, 1.00%, 1/1/17(e)	76
1,300	Realkredit Danmark, 2.00%, 4/1/17(e)	198
1,600	Realkredit Danmark, Series 10F, 1.00%, 4/1/17(e)	243

		730

	France — 0.03%
244	Government of France, 2.25%, 7/25/20(e)	314

	Italy — 0.03%
202	Buoni Poliennali del Tes, Series CPI, 1.70%, 9/15/18(e)	238

	Total Global Bonds	1,282

	U.S. Government Agency Securities — 0.63%
1,000	Federal Home Loan Bank, 0.21%, 11/14/16†(f)	1,000
300	Federal Home Loan Bank, 0.17%, 10/31/16†(f)	300
1,000	Federal Home Loan Bank, 0.10%, 10/6/16(f)	1,000
300	Federal Home Loan Bank, 0.21%, 11/25/16†(f)	300
1,000	Federal Home Loan Bank, 0.17%, 10/28/16†(f)	1,000
200	Federal Home Loan Bank, 0.08%, 10/5/16†(f)	200
300	Federal Home Loan Bank, 0.05%, 10/4/16†(f)	300
1,000	Federal Home Loan Bank, 0.17%, 10/26/16†(f)	1,000
500	Federal Home Loan Bank, 0.11%, 10/7/16†(f)	500
131	Federal National Mortgage Association, 2.85%, 5/1/38(d)	139

	Total U.S. Government Agency Securities	5,739

	U.S. Treasury Obligations — 0.29%
513	U.S. Treasury Bill, 0.36%, 3/2/17(f)	513
41	U.S. Treasury Bill, 0.40%, 3/16/17(f)	41
416	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	421

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$157	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22(g)	$161
26	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	30
420	U.S. Treasury Note, 2.00%, 2/15/25	435
70	U.S. Treasury Note, 1.63%, 5/15/26	70
230	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	269
578	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	690
60	U.S. Treasury Bond, 2.50%, 2/15/46	62

	Total U.S. Treasury Obligations	2,692

	Yankee Dollars — 0.47%
	Canada — 0.38%
2,000	Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100(Oil, Gas & Consumable Fuels)	1,979
1,500	EnCana Corp., 6.50%, 2/1/38(Oil, Gas & Consumable Fuels)	1,554

		3,533

	Luxembourg — 0.03%
250	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100(Pharmaceuticals)	265

	Netherlands — 0.02%
200	Volkswagen International Finance NV, 2.13%, 11/20/18(Automobiles)(b)	201

	Switzerland — 0.04%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22(Capital Markets)	350

	Total Yankee Dollars	4,349

	Time Deposit — 0.86%
7,880	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	7,880

	Total Time Deposit	7,880

	Exchange-Traded Funds — 2.30%
298	Energy Select Sector SPDR Fund	21,055
1	ETFS Platinum Trust†	66

	Total Exchange-Traded Funds	21,121

	Mutual Funds — 7.85%
4,595,000	Federated Treasury Obligations Fund, Institutional Shares, 0.18%^^(h)	4,595
169,000	State Street Institutional Treasury Money Market Fund, 0.15%(h)	169
67,262,000	State Street Institutional Treasury Plus Money Market Fund, 0.15%(h)	67,262

	Total Mutual Funds	72,026

Contracts or Principal Amount (000)	Security Description	Value (000)
	Purchased Options and Swaptions — 0.0%
	Total Purchased Options and Swaptions	$39

	Repurchase Agreements — 3.29%
$5,700	Bank of America Corp., 0.48%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $5,700,228 collateralized by U.S. Treasury Obligations, 3.63%, 2/15/44 fair value $5,814,095)†	5,700
1,000	Bank of Nova Scotia, 1.00%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $1,006,497 collateralized by U.S. Treasury Note, 1.75%, 5/15/23 fair value $1,012,468)	1,000
1,000	BNP Paribas, 1.25%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $1,003,098 collateralized by U.S. Treasury Obligations, 4.00%, 10/20/45 fair value $1,032,217)	1,000
5,800	BNP Paribas, 0.45%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $5,800,218 collateralized by U.S. Treasury Obligations, 0.50% - 0.63%, 1/26/17-7/31/17 fair value $5,916,072)†	5,800
1,000	Deutsche Bank Securities, Inc., 1.30%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $1,003,379 collateralized by U.S. Treasury Bond, 3.13%, 2/15/43 fair value $1,008,147)	1,000
5,900	Deutsche Bank Securities, Inc., 0.50%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $5,900,246 collateralized by U.S. Treasury Obligations, 1.63%, 2/15/26 fair value $6,008,649)†	5,900
2,576	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $2,576,457 collateralized by U.S. Treasury Obligations, 0.43% - 2.59%, 2/15/17 - 2/15/46 fair value $2,627,844)^^	2,576
400	Merrill Lynch Pierce Fenner & Smith, Inc., 1.30%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $401,436 collateralized by U.S. Treasury Bond, 3.63%, 2/15/44 fair value $403,766)	400
5,800	RBS Securities, Inc., 0.46%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $5,800,222 collateralized by U.S. Treasury Obligations, 0.50%, 1/31/17 fair value $5,913,960)†	5,800
1,000	Wells Fargo & Co., 1.30%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $1,002,742 collateralized by U.S. Treasury Obligations, 3.50%, 10/1/2045 fair value $1,017,382)	1,000

	Total Repurchase Agreements	30,176

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Value (000)
Total Investments (cost $853,856) — 100.06%	$918,232
Liabilities in excess of other assets — (0.06%)	(584)

Net Assets — 100.00%	$917,648

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $6,283 (amount in thousands).

†	All or portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	These securities have been deemed illiquid by the Specialist Manager and represent 1.50% of the Portfolio’s net assets.

(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2016.

(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(f)	Rate disclosed represents effective yield at purchase.

(g)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(h)	The rate disclosed is the rate in effect on September 30, 2016.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Vaughan Nelson Investment Management L.P.	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	50.13%	—	—	—	30.71%	—	80.84%
Preferred Stocks	0.59%	—	—	—	0.00%	—	0.59%
Rights	0.00%	—	—	—	—	—	0.00%
Corporate Bonds	—	0.19%	—	2.39%	—	—	2.58%
Collateralized Mortgage Obligations	—	0.14%	—	—	—	—	0.14%
Certificate of Deposit	—	0.08%	—	—	—	—	0.08%
Global Bonds	—	0.14%	—	—	—	—	0.14%
U.S. Government Agency Securities	—	0.63%	—	—	—	—	0.63%
U.S. Treasury Obligations	—	0.29%	—	—	—	—	0.29%
Yankee Dollars	—	0.08%	—	0.39%	—	—	0.47%
Time Deposit	—	0.27%	—	—	0.59%	—	0.86%
Exchange-Traded Funds	—	—	2.29%	—	0.01%	—	2.30%
Mutual Funds	1.02%	—	1.93%	0.04%	0.28%	4.58%	7.85%
Purchased Options and Swaptions	—	0.00%	—	—	0.00%	—	0.00%
Repurchase Agreements	0.12%	0.48%	—	—	2.69%	—	3.29%
Other Assets	-0.06%	0.05%	0.10%	0.04%	-0.19%	—	-0.06%

Total Net Assets	51.80%	2.35%	4.32%	2.86%	34.09%	4.58%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1	10-Year US Treasury Note Future	$131	12/20/16	$—
5	90-day Eurodollar Future	1,239	12/19/16	—
(7)	90-day Eurodollar Future	(1,731)	12/18/17	—
83	Brent Crude Future(a)	4,166	10/31/16	404
4	Brent Crude Future(a)	207	1/31/17	9
(6)	Brent Crude Future(a)	(317)	4/28/17	(15)
(2)	Brent Crude Future(a)	(107)	7/31/17	(3)
(1)	Brent Crude Future(a)	(54)	8/31/17	—
3	Brent Crude Future(a)	162	10/31/17	10
2	Brent Crude Future(a)	108	11/30/17	—
2	Brent Crude Future(a)	109	1/31/18	3
(1)	Brent Crude Future(a)	(55)	2/28/18	—
(2)	Brent Crude Future(a)	(110)	4/30/18	(6)
(18)	Brent Crude Future(a)	(1,009)	10/31/18	18
78	Canadian Dollar Future	5,950	12/20/16	27
(2)	Cocoa Future(a)	—	12/14/16	—
2	Cocoa Future(a)	56	3/16/17	(1)
1	Coffee ‘C’ Future(a)	57	12/19/16	3
49	Corn Future(a)	825	12/14/16	(74)
2	Corn Future(a)	36	7/14/17	—
3	Corn Future(a)	56	12/14/17	1
10	Cotton No.2 Future(a)	340	12/7/16	47
(3)	Crude Oil ICE Future(a)	(151)	2/17/17	(3)
2	Crude Oil ICE Future(a)	104	8/21/17	2
23	Electrolytic Copper Future(a)	2,799	12/19/16	86
17	E-Mini S&P 500 Future	1,836	12/16/16	(4)
(2)	Euro-Bobl Future	(297)	12/8/16	(1)
(1)	Euro-Bund Future	(186)	12/8/16	(1)
15	Gas Oil Future(a)	672	12/12/16	3
(1)	Gas Oil Future(a)	(46)	6/12/17	(3)
2	Gas Oil Future(a)	96	12/12/17	6
(1)	Gas Oil Future(a)	(49)	6/12/18	(3)
12	Gasoline RBOB Future(a)	737	10/31/16	50
(2)	Gasoline RBOB Future(a)	(121)	11/30/16	(7)
2	Gasoline RBOB Future(a)	123	2/28/17	7
1	Gasoline RBOB Future(a)	69	3/31/17	8
(1)	Gasoline RBOB Future(a)	(69)	5/31/17	(8)
37	Gold 100 Oz Future(a)	4,873	12/28/16	(75)
34	Hard Red Winter Wheat Future(a)	706	12/14/16	(47)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1	Hard Red Winter Wheat Future(a)	$23	7/14/17	$(1)
4	Henry Hub Natural Gas Swap Future(a)	33	12/28/16	(10)
4	Henry Hub Natural Gas Swap Future(a)	33	1/27/17	(10)
(4)	Henry Hub Natural Gas Swap Future(a)	(32)	2/24/17	(19)
12	Henry Hub Natural Gas Swap Future(a)	90	3/29/17	(5)
4	Henry Hub Natural Gas Swap Future(a)	30	4/26/17	(13)
4	Henry Hub Natural Gas Swap Future(a)	30	5/26/17	(13)
4	Henry Hub Natural Gas Swap Future(a)	30	6/28/17	(13)
4	Henry Hub Natural Gas Swap Future(a)	30	7/27/17	(13)
4	Henry Hub Natural Gas Swap Future(a)	30	8/29/17	(13)
4	Henry Hub Natural Gas Swap Future(a)	30	9/27/17	(13)
3	Henry Hub Natural Gas Swap Future(a)	23	10/27/17	(9)
3	Henry Hub Natural Gas Swap Future(a)	24	11/28/17	(8)
22	Lean Hogs Future(a)	387	12/14/16	(51)
7	Lean Hogs Future(a)	137	2/15/17	(12)
5	Live Cattle Future(a)	200	12/30/16	(25)
1	LLS (Argus) VS WTI Spread Calendar Swap Future(a)	1	10/31/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future(a)	1	11/30/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future(a)	1	12/30/16	(1)
5	LME Lead Future(a)	265	12/19/16	25
(2)	London Cocoa Future(a)	(58)	12/13/16	—
23	Mini MSCI EAFE Index Future	1,963	12/16/16	22
16	Mini MSCI Emerging Markets Index Future	730	12/16/16	(1)
3	Natural Gas Future(a)	94	11/28/16	(3)
(7)	Natural Gas Future(a)	(229)	12/28/16	3
(3)	Natural Gas Future(a)	(97)	2/24/17	(11)
5	Natural Gas Future(a)	150	3/29/17	27
(3)	Natural Gas Future(a)	(89)	4/26/17	(1)
4	Natural Gas Future(a)	120	5/26/17	1
1	Natural Gas Future(a)	30	6/28/17	—
(1)	Natural Gas Future(a)	(30)	9/27/17	(5)
(2)	Natural Gas Future(a)	(66)	12/27/17	1
1	Natural Gas Future(a)	32	2/26/18	(1)
2	Natural Gas Future(a)	56	3/27/18	3
9	NY Harbor ULSD Future(a)	585	11/30/16	4
1	NY Harbor ULSD Future(a)	66	2/28/17	2
(1)	NY Harbor ULSD Future(a)	(66)	5/31/17	(2)
4	NYMEX Palladium Future(a)	289	12/28/16	8
8	NYMEX WTI Crude Future(a)	391	11/21/16	44
31	NYMEX WTI Crude Future(a)	1,531	12/20/16	91
(1)	NYMEX WTI Crude Future(a)	(50)	2/21/17	(3)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1	NYMEX WTI Crude Future(a)	$51	5/22/17	$2
3	NYMEX WTI Crude Future(a)	158	11/20/17	2
(4)	NYMEX WTI Crude Future(a)	(217)	11/19/18	(1)
6	Platinum Future(a)	310	1/27/17	(20)
24	Primary Aluminum Future(a)	1,005	12/19/16	1
17	Primary Nickel Future(a)	1,078	12/19/16	76
50	S&P/Toronto Stock Exchange 60 Index Future	6,519	12/15/16	125
11	Silver Future(a)	1,057	12/28/16	(11)
7	Soybean Future(a)	334	11/14/16	(57)
(2)	Soybean Future(a)	(95)	11/14/17	(2)
1	Soybean Meal Future(a)	30	3/14/17	(1)
(1)	Soybean Meal Future(a)	(30)	5/12/17	1
16	Sugar #11 (World) Future(a)	412	2/28/17	37
3	Sugar #11 (World) Future(a)	74	4/28/17	11
8	Sugar #11 (World) Future(a)	191	6/30/17	9
13	Wheat (CBT) Future(a)	261	12/14/16	(22)
(2)	Wheat (CBT) Future(a)	(42)	3/14/17	4
(1)	Wheat (CBT) Future(a)	(22)	7/14/17	1
2	White Sugar Future(a)	60	2/13/17	5
18	Zinc Future(a)	1,071	12/19/16	42

	Net Unrealized Appreciation/(Depreciation)			$608

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/16 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
67,000	British Pound Sterling	JPMorgan Chase	11/14/16	$87	$87	$—
142,000	Canadian Dollar	JPMorgan Chase	11/14/16	108	108	—
593,793	Chinese Yuan Renminbi	Deutsche Bank	10/24/16	89	89	—
2,430,156	Chinese Yuan Renminbi	JPMorgan Chase	10/24/16	358	364	6
282,000	Euro	JPMorgan Chase	11/14/16	314	317	3
988,000	Mexican Peso	JPMorgan Chase	10/20/16	50	51	1

	Total Currencies Purchased			$1,006	$1,016	$10

	Currencies Sold
115,000	British Pound Sterling	JPMorgan Chase	10/4/16	$152	$149	$3
142,000	Canadian Dollar	Goldman Sachs	10/4/16	108	108	—
510,205	Chinese Yuan Renminbi	Deutsche Bank	10/24/16	77	76	1
2,513,745	Chinese Yuan Renminbi	JPMorgan Chase	10/24/16	385	376	9
410,000	Danish Krone	BNP Paribas	4/3/17	63	62	1
1,127,200	Danish Krone	Deutsche Bank	4/3/17	168	172	(4)
305,000	Danish Krone	Barclays Bank	10/3/16	46	46	—
1,708,800	Danish Krone	BNP Paribas	4/3/17	259	260	(1)
1,740,000	Danish Krone	JPMorgan Chase	10/3/16	261	263	(2)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/16 (000)	Unrealized Appreciation/ (Depreciation) (000)
204,000	Danish Krone	JPMorgan Chase	10/2/17	$31	$31	$—
712,000	Danish Krone	Barclays Bank	7/3/17	109	109	—
697,000	Danish Krone	BNP Paribas	1/3/17	106	106	—
5,000	Euro	Goldman Sachs	10/4/16	6	6	—
1,399,000	Euro	Goldman Sachs	11/2/16	1,569	1,575	(6)
1,394,000	Euro	BNP Paribas	10/4/16	1,559	1,566	(7)

	Total Currencies Sold			$4,899	$4,905	$(6)

	Net Unrealized Appreciation/(Depreciation)					$4

Option & Swaption Contracts

Exchange-traded options purchased as of September 30, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Corn Future Option (a)	Call	$400.00	11/25/16	12	$13	$—	$(13)
Crude Oil Option (a)	Call	47.00	10/17/16	6	6	13	7
Crude Oil Option (a)	Call	60.00	11/25/16	1	2	—	(2)
Crude Oil Option (a)	Call	1.68	11/25/16	1	2	—	(2)
Gold Future Option (a)	Call	2,000.00	12/27/16	4	18	—	(18)
3 Month A£ LIBOR	Put	98.50	6/21/17	6	—	—	—

Total					$41	$13	$(28)

Exchange-traded options written as of September 30, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Crude Oil Option (a)	Call	$0.25	12/19/16	(1)	$—	$—	$—
Crude Oil Option (a)	Call	0.25	1/19/17	(1)	—	—	—
Crude Oil Option (a)	Call	0.25	2/17/17	(1)	—	—	—
Gasoline RBOB Option (a)	Call	165.00	11/25/16	(2)	(5)	(2)	3
3 Month A£ LIBOR	Put	98.00	6/21/17	(6)	—	—	—
Crude Oil Option (a)	Put	1.00	12/19/16	(1)	—	—	—
Crude Oil Option (a)	Put	1.00	1/19/17	(1)	—	—	—
Crude Oil Option (a)	Put	1.00	2/17/17	(1)	—	—	—
Crude Oil Option (a)	Put	70.00	10/26/17	(3)	(38)	(54)	(16)
Natural Gas Euro Option (a)	Put	2.25	11/25/16	(2)	(2)	—	2
Natural Gas Euro Option (a)	Put	2.35	11/25/16	(2)	(3)	—	3

Total					$(48)	$(56)	$(8)

Over-the-counter foreign currency options and swaptions purchased as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	$2.15	6/15/18	$10	$10	$13	$3
1 Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	1.25	12/27/16	400	4	1	(3)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	2.15	6/15/18	10	10	6	(4)
5 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	2.86	10/23/18	20	14	6	(8)

Total						$38	$26	$(12)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Over-the-counter foreign currency options and swaptions written as of September 30, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
5 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	$2.50	10/23/18	$100	$(14)	$(5)	$9

Total						$(14)	$(5)	$9

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Grains Index	Barclays Bank	11/30/16	$343	$17	$17
S&P GSCI Grains Index	Barclays Bank	2/28/17	144	6	6
Gold	Goldman Sachs	1/31/17	—	(7)	(7)

Total				$16	$16

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	European Union Excluding Tobacco-Non-revised Consumer Price Index	0.81%	4/15/21	BNP Paribas	100 EUR	$—	$—	$—
Receive	U.S. CPI Urban Consumers NSA	2.50%	7/15/22	Deutsche Bank	500 USD	2	(57)	(59)
Receive	United Kingdom RPI Index	3.30%	12/15/30	Deutsche Bank	340 GBP	1	1	—

Total						$3	$(56)	$(59)

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month U.S. Dollar LIBOR BBA	0.86%	12/16/20	700 USD	$—	$(25)	$(25)
Pay	MXN INTERBANK TIIE 28 DAY	5.83%	1/12/23	1,300 MXN	—	(1)	(1)
Pay	MXN INTERBANK TIIE 28 DAY	6.35%	9/1/23	3,000 MXN	9	1	(8)
Pay	3-Month U.S. Dollar LIBOR BBA	2.80%	10/28/25	3,800 USD	—	(194)	(194)
Pay	3-Month U.S. Dollar LIBOR BBA	1.75%	12/21/26	700 USD	—	(17)	(17)
Pay	3-Month U.S. Dollar LIBOR BBA	2.25%	12/21/46	100 USD	—	(10)	(10)

Total					$9	$(246)	$(255)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Exercise/ Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Orexio Option (a)	BNP Paribas	$49.50	12/30/16	$1	$—	$2	$2
CUAC (a)	Macquarie	36.80	12/29/17	4	2	(3)	(5)
Eurmarg (a)	BNP Paribas	5.85	12/29/17	10	—	(1)	(1)
Eurmarg (a)	BNP Paribas	6.40	12/30/16	3	—	1	1
Eurmarg (a)	BNP Paribas	6.50	12/30/16	1	—	—	—
Eurmarg (a)	BNP Paribas	5.85	12/29/17	1	—	—	—
Eurmarg (a)	Goldman Sachs	5.70	12/30/16	1	—	—	—
Platinum (a)	Goldman Sachs	1,004.00	10/31/16	—	—	4	4

Total					$2	$3	$1

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index (a)	BNP Paribas	2/15/17	$375	$—	$11	$11
Bloomberg Commodity Index (a)	BNP Paribas	2/15/17	40	—	(2)	(2)
Bloomberg Commodity Index (a)	BNP Paribas	2/15/17	2,553	—	69	69
Bloomberg Commodity Index (a)	Canadian Imperial Bank of Commerce	2/17/17	2,464	—	67	67
Bloomberg Commodity Index (a)	Goldman Sachs	8/15/17	703	—	19	19
Bloomberg Commodity Index (a)	JPMorgan Chase	2/15/17	14,857	—	403	403
Bloomberg Commodity Index (a)	JPMorgan Chase	2/15/17	526	—	(1)	(1)

Total				$—	$566	$566

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
London Copper Market Fixing Ltd. Index (a)	Goldman Sachs	$0.4516	10/6/16	$16	$—	$—
London Copper Market Fixing Ltd. Index (a)	Macquarie	0.0522	10/6/16	10	—	—
London Copper Market Fixing Ltd. Index (a)	Macquarie	0.0524	12/8/16	10	—	—
London Gold Market Fixing Ltd. Index (a)	Goldman Sachs	0.1089	4/30/20	455	33	33

Total					$33	$33

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or portions of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.33%
	Australia — 4.01%
48,716	Alumina Ltd. (Metals & Mining)	$55
19,930	AMP Ltd. (Diversified Financial Services)	81
40,455	Aurizon Holdings Ltd. (Road & Rail)	146
17,784	AusNet Services (Electric Utilities)	22
21,335	Australia & New Zealand Banking Group Ltd. (Banks)	454
2,939	Bank of Queensland Ltd. (Banks)	26
3,361	Bendigo & Adelaide Bank Ltd. (Banks)	28
60,105	BHP Billiton Ltd. (Metals & Mining)	1,041
13,222	Commonwealth Bank of Australia (Banks)	738
5,634	Crown Resorts, Ltd. (Hotels, Restaurants & Leisure)	57
10,123	Dexus Property Group (Equity Real Estate Investment Trusts)	71
18,954	DUET Group (Multi-Utilities)	36
9,653	Harvey Norman Holdings Ltd. (Multiline Retail)	39
19,258	Insurance Australia Group Ltd. (Insurance)	81
1,407	Macquarie Group Ltd. (Capital Markets)	89
55,591	Mirvac Group (Equity Real Estate Investment Trusts)	96
20,378	National Australia Bank Ltd. (Banks)	438
8,035	QBE Insurance Group Ltd. (Insurance)	57
8,635	Rio Tinto Ltd. (Metals & Mining)	343
33,845	Stockland Trust Group (Equity Real Estate Investment Trusts)	124
10,129	Suncorp Group Ltd. (Insurance)	95
13,785	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	53
22,542	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	63
59,679	Telstra Corp. Ltd. (Diversified Telecommunication Services)	238
32,751	Vicinity Centres (Equity Real Estate Investment Trusts)	80
24,391	Westpac Banking Corp. (Banks)	555

		5,106

	Austria — 0.04%
187	ANDRITZ AG (Machinery)	10
1,163	OMV AG (Oil, Gas & Consumable Fuels)	34
288	Voestalpine AG (Metals & Mining)	10

		54

	Belgium — 0.66%
5,070	Anheuser-Busch InBev NV (Beverages)	666
1,239	Belgacom SA (Diversified Telecommunication Services)	37
406	Groupe Bruxelles Lambert SA (Diversified Financial Services)	36
843	Solvay SA (Chemicals)	98

		837

	Bermuda — 0.07%
2,226	IHS Markit, Ltd. (Professional Services) (a)	84

	Curaçao — 0.68%
10,958	Schlumberger Ltd. (Energy Equipment & Services)	862

Shares	Security Description	Value (000)
	Denmark — 1.04%
62	A.P. Moller – Maersk A/S, Class – A (Marine)	$87
229	A.P. Moller – Maersk A/S, Class – B (Marine)	337
3,774	ISS A/S (Commercial Services & Supplies)	157
15,283	Novo Nordisk A/S, Class – B (Pharmaceuticals)	636
15,040	TDC A/S (Diversified Telecommunication Services)	89
1,237	Tryg A/S (Insurance)	25

		1,331

	Finland — 0.49%
1,574	Elisa Oyj (Diversified Telecommunication Services)	58
4,937	Fortum Oyj (Electric Utilities)	80
2,482	Metso Oyj (Machinery)	72
2,511	Nokian Renkaat Oyj (Auto Components)	92
12,042	Stora Enso Oyj, R Shares (Paper & Forest Products)	107
10,007	UPM-Kymmene Oyj (Paper & Forest Products)	211

		620

	France — 5.05%
15,332	AXA SA (Insurance)	326
8,354	BNP Paribas (Banks)	431
4,463	Bouygues SA (Construction & Engineering)	148
1,182	Casino Guichard-Perrachon SA (Food & Staples Retailing)	58
1,380	CNP Assurances (Insurance)	23
8,463	Credit Agricole SA (Banks)	83
4,397	Edenred (Commercial Services & Supplies)	103
15,868	ENGIE (Multi-Utilities)	246
3,762	Eutelsat Communications (Media)	78
364	Fonciere des Regions (Equity Real Estate Investment Trusts)	34
321	Gecina SA (Equity Real Estate Investment Trusts)	51
369	Icade (Equity Real Estate Investment Trusts)	29
2,367	Klepierre (Equity Real Estate Investment Trusts)	109
2,264	Lagardere SCA (Media)	58
7,574	Natixism SA (Banks)	35
21,428	Orange (Diversified Telecommunication Services)	336
15,155	Sanofi-Aventis (Pharmaceuticals)	1,154
9,760	Schneider Electric SA (Electrical Equipment)	679
6,024	Societe Generale (Banks)	208
3,510	Suez Environnement Co. (Multi-Utilities)	58
2,381	Technip SA (Energy Equipment & Services)	146
25,235	Total SA (Oil, Gas & Consumable Fuels)	1,199
1,066	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	286
4,832	Veolia Environnement (Multi-Utilities)	111
21,807	Vivendi (Media)	440

		6,429

	Germany — 4.25%
2,176	Allianz SE (Insurance)	323
529	Axel Springer AG (Media)	27

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
9,982	BASF SE (Chemicals)	$854
3,999	Bayerische Motoren Werke AG (Automobiles)	337
4,820	Commerzbank AG (Banks)	31
9,874	Daimler AG, Registered Shares (Automobiles)	696
2,869	Deutsche Lufthansa AG, Registered Shares (Airlines)	32
12,828	Deutsche Post AG (Air Freight & Logistics)	402
21,936	Deutsche Telekom AG (Diversified Telecommunication Services)	368
13,142	E.ON AG (Multi-Utilities)	93
1,984	Evonik Industries AG (Chemicals)	67
914	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	51
2,303	K+S AG – Registered (Chemicals)	44
403	MAN SE (Machinery)	43
2,276	Metro AG (Food & Staples Retailing)	68
802	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	150
2,876	ProSiebenSat.1 Media AG (Media)	123
8,161	SAP SE (Software)	746
7,148	Siemens AG (Industrial Conglomerates)	838
4,349	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	18
5,820	TUI AG (Hotels, Restaurants & Leisure)	83
1,314	Uniper SE (Independent Power & Renewable Electricity Producers) (a)	16

		5,410

	Hong Kong — 1.75%
5,700	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	47
72,500	BOC Hong Kong (Holdings) Ltd. (Banks)	247
28,500	CLP Holdings Ltd. (Electric Utilities)	295
76,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	172
14,100	Hang Seng Bank Ltd. (Banks)	253
15,600	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	93
53,267	HK Electric Investments Ltd. (Electric Utilities)	52
74,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	104
19,000	Hysan Development Co. (Real Estate Management & Development)	89
400,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	206
1,637	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	77
133,000	PCCW Ltd. (Diversified Telecommunication Services)	82
23,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	250
12,800	Swire Properties Ltd. (Real Estate Management & Development)	38
31,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	229

		2,234

Shares	Security Description	Value (000)
	Ireland (Republic of) — 0.17%
6,655	CRH PLC (Construction Materials)	$221

	Israel — 0.32%
14,598	Bank Hapoalim B.M. (Banks)	83
82,475	Israel Chemicals Ltd. (Chemicals)	321

		404

	Italy — 0.93%
7,307	Assicurazioni Generali SpA (Insurance)	89
42,533	Eni SpA (Oil, Gas & Consumable Fuels)	613
79,615	Intesa Sanpaolo SpA (Banks)	177
5,848	Intesa Sanpaolo SpA (Banks)	12
20,571	Snam Rete Gas SpA (Gas Utilities)	114
50,554	Telecom Italia SpA (Diversified Telecommunication Services)	34
12,607	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	65
32,916	UniCredit SpA (Banks)	77

		1,181

	Japan — 13.93%
600	Aeon Credit Service Co. Ltd. (Consumer Finance)	11
4,000	Aisin Seiki Co. Ltd. (Auto Components)	183
6,700	Amada Holdings Co. Ltd. (Machinery)	70
23,000	Asahi Glass Co. Ltd. (Building Products)	149
30,000	Asahi Kasei Corp. (Chemicals)	239
44,100	Astellas Pharma, Inc. (Pharmaceuticals)	689
1,500	Benesse Holdings, Inc. (Diversified Consumer Services)	38
12,800	Bridgestone Corp. (Auto Components)	472
12,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	118
6,600	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	181
8,000	Daiwa Securities Group, Inc. (Capital Markets)	45
10,100	Denso Corp. (Auto Components)	403
5,500	Eisai Co. Ltd. (Pharmaceuticals)	344
12,000	Fuji Electric Co. Ltd. (Electrical Equipment)	55
12,200	Fuji Heavy Industries Ltd. (Automobiles)	458
37,000	Fujitsu Ltd. (IT Services)	199
5,300	Hino Motors Ltd. (Machinery)	57
2,100	Hitachi Chemical Co. Ltd. (Chemicals)	48
2,200	Hitachi Construction Machinery Co. Ltd. (Machinery)	44
103,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	483
32,900	Honda Motor Co. Ltd. (Automobiles)	950
1,900	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	39
37,500	ITOCHU Corp. (Trading Companies & Distributors)	472
4,700	J. Front Retailing Co. Ltd. (Multiline Retail)	62
3,700	JSR Corp. (Chemicals)	58
49,100	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	199
29,000	Kawasaki Heavy Industries Ltd. (Machinery)	90
18,400	KDDI Corp. (Wireless Telecommunication Services)	570
19,800	Komatsu Ltd. (Machinery)	453
9,600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	81

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,600	Kuraray Co. Ltd. (Chemicals)	$113
6,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	298
1,400	Lawson, Inc. (Food & Staples Retailing)	111
4,100	Marui Group Co. Ltd. (Multiline Retail)	54
7,020	Mebuki Financial Group, Inc. (Banks)	25
1,100	Miraca Holdings, Inc. (Health Care Providers & Services)	55
29,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	187
29,900	Mitsubishi Corp. (Trading Companies & Distributors)	682
63,000	Mitsubishi Heavy Industries Ltd. (Machinery)	264
4,800	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	103
2,200	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	10
38,800	Mitsui & Co. Ltd. (Trading Companies & Distributors)	538
189,800	Mizuho Financial Group, Inc. (Banks)	320
3,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	106
55,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	142
8,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	41
19	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	48
8,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	375
50,800	Nissan Motor Co. Ltd. (Automobiles)	498
1,100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	19
15,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	384
6,800	ORIX Corp. (Diversified Financial Services)	100
20,000	Osaka Gas Co. Ltd. (Gas Utilities)	84
1,200	OTSUKA Corp. (IT Services)	57
8,300	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	378
45,600	Panasonic Corp. (Household Durables)	456
17,600	Resona Holdings, Inc. (Banks)	74
1,100	Sankyo Co. Ltd. (Leisure Products)	38
3,900	Sega Sammy Holdings, Inc. (Leisure Products)	55
9,600	Sekisui Chemical Co. Ltd. (Household Durables)	138
12,800	Sekisui House Ltd. (Household Durables)	218
3,900	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	36
2,700	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	80
31,000	Sumitomo Chemical Co. Ltd. (Chemicals)	138
24,800	Sumitomo Corp. (Trading Companies & Distributors)	278
11,000	Sumitomo Heavy Industries Ltd. (Machinery)	54
10,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	345
2,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	82

Shares	Security Description	Value (000)
	Japan (continued)
4,500	T&D Holdings, Inc. (Insurance)	$51
17,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	825
3,600	Teijin Ltd. (Chemicals)	70
5,000	The Chiba Bank Ltd. (Banks)	28
8,200	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	113
5,000	The Shizuoka Bank Ltd. (Banks)	40
2,600	THK Co. Ltd. (Machinery)	51
5,500	Tokio Marine Holdings, Inc. (Insurance)	210
23,000	Tokyo Gas Co. Ltd. (Gas Utilities)	102
7,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	71
1,400	Toyoda Gosei Co. Ltd. (Auto Components)	33
23,400	Toyota Motor Corp. (Automobiles)	1,357
4,400	Toyota Tsusho Corp. (Trading Companies & Distributors)	102
4,700	USS Co. Ltd. (Specialty Retail)	80
3,200	West Japan Railway Co. (Road & Rail)	199
14,600	Yamada Denki Co. Ltd. (Specialty Retail)	72
5,500	Yamaha Motor Co. Ltd. (Automobiles)	111

		17,759

	Jersey — 0.08%
8,670	Petrofac Ltd. (Energy Equipment & Services)	100

	Luxembourg — 0.18%
1,035	Millicom International Cellular SA (Wireless Telecommunication Services)	54
7,063	SES – FDR, Class – A (Media)	173

		227

	Netherlands — 1.33%
6,608	AEGON NV (Insurance)	25
315	Franks International NV (Energy Equipment & Services)	4
14,984	ING Groep NV (Banks)	185
17,528	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	58
908	Koninklijke Boskalis Westminster NV (Construction & Engineering)	32
1,866	Koninklijke DSM NV (Chemicals)	126
9,566	Koninklijke Philips Electronics NV (Industrial Conglomerates)	283
1,209	NN Group NV (Insurance)	37
1,246	Randstad Holding NV (Professional Services)	57
10,214	Reed Elsevier NV (Professional Services)	182
13,374	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	109
12,845	Unilever NV (Personal Products)	593

		1,691

	New Zealand — 0.05%
1,839	Contact Energy Ltd. (Electric Utilities)	7
4,222	Fletcher Building Ltd. (Construction Materials)	33
8,048	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	21

		61

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway — 0.45%
1,041	Gjensidige Forsikring ASA (Insurance)	$19
5,063	Marine Harvest (Food Products)	91
16,342	Statoil ASA (Oil, Gas & Consumable Fuels)	275
5,914	Telenor ASA (Diversified Telecommunication Services)	102
2,405	Yara International ASA (Chemicals)	80

		567

	Portugal — 0.03%
10,702	EDP – Energias de Portugal SA (Electric Utilities)	36

	Singapore — 1.20%
43,800	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	81
43,500	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	51
48,000	CapitaMall Trust (Equity Real Estate Investment Trusts)	76
49,600	Keppel Corp. Ltd. (Industrial Conglomerates)	197
39,200	Oversea-Chinese Banking Corp. Ltd. (Banks)	250
40,700	Singapore Press Holdings Ltd. (Media)	114
23,000	Singapore Tech Engineering (Aerospace & Defense)	55
153,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	449
18,700	United Overseas Bank Ltd. (Banks)	260

		1,533

	Spain — 1.52%
9,526	Abertis Infraestructuras SA (Transportation Infrastructure)	148
37,428	Banco Bilbao Vizcaya Argentaria SA (Banks)	226
18,552	Banco Popular Espanol SA (Banks)	23
83,436	Banco Santander SA (Banks)	371
14,732	CaixaBank SA (Banks)	37
6,893	Corporacion Mapfre (Insurance)	19
1,781	Enagas (Gas Utilities)	54
2,348	Endesa (Electric Utilities)	50
2,725	Gas Natural SDG SA (Gas Utilities)	56
39,561	Iberdrola SA (Electric Utilities)	269
18,251	Repsol YPF SA (Oil, Gas & Consumable Fuels)	248
42,942	Telefonica SA (Diversified Telecommunication Services)	434

		1,935

	Sweden — 2.07%
46,545	Nordea Bank AB (Banks)	462
23,290	Skandinaviska Enskilda Banken AB, Class – A (Banks)	234
10,469	Skanska AB, B Shares (Construction & Engineering)	245
22,209	Svenska Handelsbanken AB, A Shares (Banks)	305
13,859	Swedbank AB, A Shares (Banks)	326
7,159	Tele2 AB, B Shares (Wireless Telecommunication Services)	62
106,006	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	766

Shares	Security Description	Value (000)
	Sweden (continued)
53,883	TeliaSonera AB (Diversified Telecommunication Services)	$241

		2,641

	Switzerland — 5.77%
50,787	ABB Ltd., Registered Shares (Electrical Equipment)	1,145
4,706	Adecco SA, Registered Shares (Professional Services)	265
1,072	Garmin Ltd. (Household Durables)	52
1,144	Kuehne & Nagel International Ltd. (Marine)	166
9,919	LafargeHolcim Ltd., Registered Shares (Construction Materials)	537
16,128	Nestle SA (Food Products)	1,274
15,967	Novartis AG, Registered Shares (Pharmaceuticals)	1,261
5,135	Roche Holding AG (Pharmaceuticals)	1,276
134	SGS SA, Registered Shares (Professional Services)	301
894	Swiss Prime Site AG (Real Estate Management & Development)	79
2,671	Swiss Re AG (Insurance)	241
339	Swisscom AG (Diversified Telecommunication Services)	161
20,004	UBS Group AG (Capital Markets)	273
1,229	Zurich Financial Services AG (Insurance)	317

		7,348

	United Kingdom — 10.67%
8,159	Aberdeen Asset Management PLC (Capital Markets)	35
2,434	Aon PLC (Insurance)	274
27,692	AstraZeneca PLC (Pharmaceuticals)	1,792
49,061	Aviva PLC (Insurance)	279
63,334	BHP Billiton PLC (Metals & Mining)	952
10,267	British Land Co. PLC (Equity Real Estate Investment Trusts)	84
15,809	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	61
92,611	Centrica PLC (Multi-Utilities)	274
36,391	Cobham PLC (Aerospace & Defense)	79
17,356	Direct Line Insurance Group PLC (Insurance)	82
3,320	easyJet PLC (Airlines)	43
79,159	GlaxoSmithKline PLC (Pharmaceuticals)	1,685
5,361	ICAP PLC (Capital Markets)	32
7,957	Inmarsat PLC (Diversified Telecommunication Services)	73
4,728	Investec PLC (Capital Markets)	29
133,046	ITV PLC (Media)	323
44,903	J Sainsbury PLC (Food & Staples Retailing)	143
70,790	Legal & General Group PLC (Insurance)	201
34,020	Marks & Spencer Group PLC (Multiline Retail)	146
47,682	National Grid PLC (Multi-Utilities)	673
54,702	Old Mutual PLC (Insurance)	143
26,909	Pearson PLC (Media)	263
10,449	Persimmon PLC (Household Durables)	246
782	Provident Financial PLC (Consumer Finance)	31
47,003	Rio Tinto PLC (Metals & Mining)	1,561
33,498	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	833

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
35,666	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$925
26,029	Royal Mail PLC (Air Freight & Logistics)	165
16,784	SSE PLC (Electric Utilities)	341
24,598	Standard Life PLC (Insurance)	110
18,432	Tate & Lyle PLC (Food Products)	179
4,516	The Berkeley Group Holdings PLC (Household Durables)	151
485,790	Vodafone Group PLC (Wireless Telecommunication Services)	1,393

		13,601

	United States — 42.59%
5,469	3M Co. (Industrial Conglomerates)	965
1,068	Aaron’s, Inc. (Specialty Retail)	27
5,426	Accenture PLC, Class – A (IT Services)	663
648	Advance Auto Parts, Inc. (Specialty Retail)	97
1,853	Air Products & Chemicals, Inc. (Chemicals)	279
1,585	Akamai Technologies, Inc. (Internet Software & Services) (a)	84
731	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	69
1,726	Alphabet, Inc., Class – A (Internet Software & Services) (a)	1,388
4,223	American Electric Power, Inc. (Electric Utilities)	271
6,561	Amgen, Inc. (Biotechnology)	1,094
2,664	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	173
2,707	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	174
806	ANSYS, Inc. (Software) (a)	75
2,272	Anthem, Inc. (Health Care Providers & Services)	285
12,006	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,357
1,607	Aqua America, Inc. (Water Utilities)	49
303	Arista Networks, Inc. (Communications Equipment) (a)	26
2,024	Autodesk, Inc. (Software) (a)	146
4,056	Automatic Data Processing, Inc. (IT Services)	358
267	AutoZone, Inc. (Specialty Retail) (a)	205
1,813	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	326
1,545	Bed Bath & Beyond, Inc. (Specialty Retail)	67
881	Bemis Co., Inc. (Containers & Packaging)	45
2,701	Best Buy Co., Inc. (Specialty Retail)	103
439	Bio-Techne Corp. (Life Sciences Tools & Services)	48
1,088	Broadridge Financial Solutions, Inc. (IT Services)	74
1,054	Brown & Brown, Inc. (Insurance)	40
1,304	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	92
1,554	Campbell Soup Co. (Food Products)	85
2,847	Cardinal Health, Inc. (Health Care Providers & Services)	221
588	Carlisle Cos., Inc. (Industrial Conglomerates)	60
473	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	41

Shares	Security Description	Value (000)
	United States (continued)
1,430	CDK Global, Inc. (Software)	$82
2,675	Cerner Corp. (Health Care Technology) (a)	165
276	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	117
343	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	15
816	Cintas Corp. (Commercial Services & Supplies)	92
43,887	Cisco Systems, Inc. (Communications Equipment)	1,392
2,821	Citizens Financial Group, Inc. (Banks)	70
1,430	Citrix Systems, Inc. (Software) (a)	122
2,768	CME Group, Inc. (Capital Markets)	289
2,465	Coach, Inc. (Textiles, Apparel & Luxury Goods)	90
5,263	Cognizant Technology Solutions Corp. (IT Services) (a)	251
7,797	Colgate-Palmolive Co. (Household Products)	578
781	Commerce Bancshares, Inc. (Banks)	38
1,091	Copart, Inc. (Commercial Services & Supplies) (a)	58
702	Crane Co. (Machinery)	44
8,527	CSX Corp. (Road & Rail)	260
809	Cullen/Frost Bankers, Inc. (Banks)	58
1,563	Cummins, Inc. (Machinery)	200
5,144	Danaher Corp. (Health Care Equipment & Supplies)	404
1,571	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	104
2,140	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	127
837	Dick’s Sporting Goods, Inc. (Specialty Retail)	47
726	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	39
1,986	Dollar Tree, Inc. (Multiline Retail) (a)	157
1,233	Donaldson Co., Inc. (Machinery)	46
1,427	Dover Corp. (Machinery)	105
1,651	Dr. Pepper Snapple Group, Inc. (Beverages)	151
347	Dril-Quip, Inc. (Energy Equipment & Services) (a)	19
434	DST Systems, Inc. (IT Services)	51
1,068	Eaton Vance Corp. (Capital Markets)	42
10,477	eBay, Inc. (Internet Software & Services) (a)	345
2,277	Ecolab, Inc. (Chemicals)	277
1,853	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	223
8,445	Eli Lilly & Co. (Pharmaceuticals)	678
1,703	Expeditors International of Washington, Inc. (Air Freight & Logistics)	88
5,820	Express Scripts Holding Co. (Health Care Providers & Services) (a)	409
14,904	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,301
652	F5 Networks, Inc. (Communications Equipment) (a)	81
380	FactSet Research Systems, Inc. (Capital Markets)	62
2,615	Fastenal Co. (Trading Companies & Distributors)	109
1,265	First Republic Bank (Banks)	98

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,045	Fiserv, Inc. (IT Services) (a)	$203
822	FleetCor Technologies, Inc. (IT Services) (a)	143
1,271	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	40
1,256	Fluor Corp. (Construction & Engineering)	65
2,092	FMC Technologies, Inc. (Energy Equipment & Services) (a)	62
2,571	Fortive Corp. (Machinery)	131
711	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	20
3,461	Franklin Resources, Inc. (Capital Markets)	123
1,268	GameStop Corp., Class – A (Specialty Retail)	35
2,154	Gap, Inc. (Specialty Retail)	48
2,384	General Dynamics Corp. (Aerospace & Defense)	370
5,133	General Mills, Inc. (Food Products)	328
1,358	Genuine Parts Co. (Distributors)	136
1,103	Harris Corp. (Communications Equipment)	101
750	Henry Schein, Inc. (Health Care Providers & Services) (a)	122
1,303	Hershey Co. (Food Products)	125
2,386	Hormel Foods Corp. (Food Products)	91
527	Hubbell, Inc. (Electrical Equipment)	57
708	IDEX Corp. (Machinery)	66
849	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	96
37,941	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,433
7,830	International Business Machines Corp. (IT Services)	1,244
719	International Flavors & Fragrances, Inc. (Chemicals)	103
2,383	Intuit, Inc. (Software)	262
740	Jack Henry & Associates, Inc. (IT Services)	63
1,129	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	58
670	John Wiley & Sons, Inc., Class – A (Media)	35
11,542	Johnson & Johnson (Pharmaceuticals)	1,363
3,148	Kimberly-Clark Corp. (Household Products)	397
1,712	Kohl’s Corp. (Multiline Retail)	75
732	L-3 Communications Holdings, Inc. (Aerospace & Defense)	110
899	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	124
402	Landstar System, Inc. (Road & Rail)	27
681	Lincoln Electric Holdings, Inc. (Machinery)	43
2,129	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	126
2,707	LKQ Corp. (Distributors) (a)	96
2,343	Lockheed Martin Corp. (Aerospace & Defense)	562
1,007	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	61
427	Lumentum Holdings, Inc. (Communications Equipment) (a)	18
4,635	Marsh & McLennan Cos., Inc. (Insurance)	311
8,628	MasterCard, Inc., Class – A (IT Services)	878
1,142	McCormick & Co., Inc. (Food Products)	114
8,266	McDonald’s Corp. (Hotels, Restaurants & Leisure)	954
1,995	McKesson Corp. (Health Care Providers & Services)	333

Shares	Security Description	Value (000)
	United States (continued)
1,662	Mead Johnson Nutrition Co. (Food Products)	$131
840	MEDNAX, Inc. (Health Care Providers & Services) (a)	56
22,240	Merck & Co., Inc. (Pharmaceuticals)	1,388
245	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	103
24,220	Microsoft Corp. (Software)	1,395
184	Morningstar, Inc. (Capital Markets)	15
429	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	31
761	National Fuel Gas Co. (Gas Utilities)	41
1,016	National Instruments Corp. (Electronic Equipment, Instruments & Components)	29
3,458	National Oilwell Varco, Inc. (Energy Equipment & Services)	127
11,702	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	616
1,159	Nordstrom, Inc. (Multiline Retail)	60
2,628	Norfolk Southern Corp. (Road & Rail)	255
6,622	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	483
1,365	Oceaneering International, Inc. (Energy Equipment & Services)	38
630	Old Dominion Freight Line, Inc. (Road & Rail) (a)	43
27,339	Oracle Corp. (Software)	1,074
781	Patterson Cos., Inc. (Health Care Providers & Services)	36
2,803	Paychex, Inc. (IT Services)	162
10,472	PayPal Holdings, Inc. (IT Services) (a)	429
12,743	PepsiCo, Inc. (Beverages)	1,385
4,673	Phillips 66 (Oil, Gas & Consumable Fuels)	376
596	Polaris Industries, Inc. (Leisure Products)	46
2,486	Praxair, Inc. (Chemicals)	300
1,277	Quest Diagnostics, Inc. (Health Care Providers & Services)	108
1,814	Rackspace Hosting, Inc. (Internet Software & Services) (a)	57
2,631	Raytheon Co. (Aerospace & Defense)	358
1,632	Red Hat, Inc. (Software) (a)	132
1,252	ResMed, Inc. (Health Care Equipment & Supplies)	81
7,120	Reynolds American, Inc. (Tobacco)	336
1,218	Robert Half International, Inc. (Professional Services)	47
1,180	Rockwell Collins, Inc. (Aerospace & Defense)	100
851	Rollins, Inc. (Commercial Services & Supplies)	25
901	Roper Industries, Inc. (Industrial Conglomerates)	164
3,568	Ross Stores, Inc. (Specialty Retail)	230
2,360	S&P Global, Inc. (Capital Markets)	298
1,273	SCANA Corp. (Multi-Utilities)	92
827	Scripps Networks Interactive, Class – A (Media)	53
511	Snap-on, Inc. (Machinery)	78
910	Sonoco Products Co. (Containers & Packaging)	48

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
660	Spirit Airlines, Inc. (Airlines) (a)	$28
1,382	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	29
1,330	Stanley Black & Decker, Inc. (Machinery)	164
5,795	Staples, Inc. (Specialty Retail)	50
12,946	Starbucks Corp. (Hotels, Restaurants & Leisure)	701
5,124	Sysco Corp. (Food & Staples Retailing)	251
2,240	T. Rowe Price Group, Inc. (Capital Markets)	149
2,407	TD Ameritrade Holding Corp. (Capital Markets)	85
1,677	Teradata Corp. (IT Services) (a)	52
8,981	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	631
1,136	The Clorox Co. (Household Products)	142
28,746	The Coca-Cola Co. (Beverages)	1,217
325	The Dun & Bradstreet Corp. (Professional Services)	44
1,813	The Estee Lauder Cos., Inc., Class – A (Personal Products)	161
1,067	The J.M. Smucker Co. (Food Products)	145
5,111	The Kraft Heinz Co. (Food Products)	456
8,448	The Kroger Co. (Food & Staples Retailing)	251
520	The Middleby Corp. (Machinery) (a)	64
15,681	The Procter & Gamble Co. (Household Products)	1,408
700	The Sherwin-Williams Co. (Chemicals)	194
7,831	The Southern Co. (Electric Utilities)	402
13,495	The Walt Disney Co. (Media)	1,252
3,438	Thermo Electron Corp. (Life Sciences Tools & Services)	547
1,025	Tiffany & Co. (Specialty Retail)	74
1,219	Tractor Supply Co. (Specialty Retail)	82
2,346	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	67
570	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	136
1,618	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	63
1,630	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	55
7,556	Union Pacific Corp. (Road & Rail)	738
7,219	United Technologies Corp. (Aerospace & Defense)	733
2,919	V.F. Corp. (Textiles, Apparel & Luxury Goods)	164
899	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	89
744	VCA Antech, Inc. (Health Care Providers & Services) (a)	52
16,744	Visa, Inc., Class – A (IT Services)	1,385
742	VMware, Inc., Class – A (Software) (a)	54
555	W.W. Grainger, Inc. (Trading Companies & Distributors)	126
872	Wabtec Corp. (Machinery)	71
13,627	Wal-Mart Stores, Inc. (Food & Staples Retailing)	982
740	Waters Corp. (Life Sciences Tools & Services) (a)	117
4,610	Western Union Co. (IT Services)	96

Shares	Security Description	Value (000)
	United States (continued)
2,929	Whole Foods Market, Inc. (Food & Staples Retailing)	$83
832	Williams-Sonoma, Inc. (Specialty Retail)	42
985	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	46
4,375	Xcel Energy, Inc. (Electric Utilities)	180
2,306	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	125
1,633	Xylem, Inc. (Machinery)	86
8,108	Yahoo!, Inc. (Internet Software & Services) (a)	349

		54,267

	Total Common Stocks	126,539

	Preferred Stock — 0.03%
	Germany — 0.03%
582	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	43

	Total Preferred Stock	43

	Mutual Fund — 0.16%
208,000	State Street Institutional Treasury Plus Money Market Fund, 0.15% (b)	208

	Total Mutual Fund	208

	Total Investments (cost $126,241) — 99.52%	126,790
	Other assets in excess of liabilities — 0.48%	610

	Net Assets — 100.00%	$127,400

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2016.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	55.67%	43.66%	99.33%
Preferred Stock	0.03%	—	0.03%
Mutual Fund	—	0.16%	0.16%
Other Assets (Liabilities)	0.44%	0.04%	0.48%

Total Net Assets	56.14%	43.86%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.10%
	Australia — 3.99%
10,178	Alumina Ltd. (Metals & Mining)	$11
3,573	AMP Ltd. (Diversified Financial Services)	15
7,438	Aurizon Holdings Ltd. (Road & Rail)	27
3,048	AusNet Services (Electric Utilities)	4
3,881	Australia & New Zealand Banking Group Ltd. (Banks)	83
550	Bank of Queensland Ltd. (Banks)	5
625	Bendigo & Adelaide Bank Ltd. (Banks)	5
8,530	BHP Billiton Ltd. (Metals & Mining)	148
2,407	Commonwealth Bank of Australia (Banks)	133
1,021	Crown Resorts, Ltd. (Hotels, Restaurants & Leisure)	10
1,802	Dexus Property Group (Equity Real Estate Investment Trusts)	13
3,434	DUET Group (Multi-Utilities)*	7
1,755	Harvey Norman Holdings Ltd. (Multiline Retail)	7
3,538	Insurance Australia Group Ltd. (Insurance)	15
246	Macquarie Group Ltd. (Capital Markets)	16
7,405	Mirvac Group (Equity Real Estate Investment Trusts)	13
3,704	National Australia Bank Ltd. (Banks)	80
1,456	QBE Insurance Group Ltd. (Insurance)	10
1,314	Rio Tinto Ltd. (Metals & Mining)	52
4,592	Stockland Trust Group (Equity Real Estate Investment Trusts)	16
1,793	Suncorp Group Ltd. (Insurance)	17
2,534	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	10
4,085	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	11
8,579	Telstra Corp. Ltd. (Diversified Telecommunication Services)	34
6,382	Vicinity Centres (Equity Real Estate Investment Trusts)	16
4,380	Westpac Banking Corp. (Banks)	99

		857

	Austria — 0.04%
46	ANDRITZ AG (Machinery)	3
125	OMV AG (Oil, Gas & Consumable Fuels)	3
86	Voestalpine AG (Metals & Mining)	3

		9

	Belgium — 0.66%
840	Anheuser-Busch InBev NV (Beverages)	111
214	Belgacom SA (Diversified Telecommunication Services)	6
51	Groupe Bruxelles Lambert SA (Diversified Financial Services)	5
166	Solvay SA (Chemicals)	19

		141

	Bermuda — 0.08%
445	IHS Markit, Ltd. (Professional Services) (a)	17

	Cayman Islands — 0.04%
136	Herbalife Ltd. (Personal Products) (a)	8

	Curaçao — 0.87%
2,360	Schlumberger Ltd. (Energy Equipment & Services)	186

Shares	Security Description	Value (000)
	Denmark — 1.08%
34	A.P. Moller – Maersk A/S, Class – A (Marine)	$48
74	A.P. Moller – Maersk A/S, Class – B (Marine)	109
748	ISS A/S (Commercial Services & Supplies)	31
5,890	TDC A/S (Diversified Telecommunication Services)	35
461	Tryg A/S (Insurance)	9

		232

	Finland — 0.48%
253	Elisa Oyj (Diversified Telecommunication Services)	9
775	Fortum Oyj (Electric Utilities)	13
395	Metso Oyj (Machinery)	12
427	Nokian Renkaat Oyj (Auto Components)	16
1,935	Stora Enso Oyj, R Shares (Paper & Forest Products)	17
1,807	UPM-Kymmene Oyj (Paper & Forest Products)	37

		104

	France — 5.05%
3,372	AXA SA (Insurance)	72
1,847	BNP Paribas (Banks)	95
966	Bouygues SA (Construction & Engineering)	32
256	Casino Guichard-Perrachon SA (Food & Staples Retailing)	12
299	CNP Assurances (Insurance)	5
1,832	Credit Agricole SA (Banks)	18
786	Edenred (Commercial Services & Supplies)	18
3,436	ENGIE (Multi-Utilities)	53
773	Eutelsat Communications (Media)	16
79	Fonciere des Regions (Equity Real Estate Investment Trusts)	7
61	Gecina SA (Equity Real Estate Investment Trusts)	10
64	Icade (Equity Real Estate Investment Trusts)	5
513	Klepierre (Equity Real Estate Investment Trusts)	24
418	Lagardere SCA (Media)	11
1,640	Natixism SA (Banks)	8
4,639	Orange (Diversified Telecommunication Services)	73
2,152	Schneider Electric SA (Electrical Equipment)	150
1,335	Societe Generale (Banks)	46
760	Suez Environnement Co. (Multi-Utilities)	13
516	Technip SA (Energy Equipment & Services)	32
4,607	Total SA (Oil, Gas & Consumable Fuels)	219
231	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	62
1,046	Veolia Environnement (Multi-Utilities)	24
4,099	Vivendi (Media)	82

		1,087

	Germany — 4.24%
392	Allianz SE (Insurance)	58
109	Axel Springer AG (Media)	6
1,559	BASF SE (Chemicals)	133
737	Bayerische Motoren Werke AG (Automobiles)	62

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
889	Commerzbank AG (Banks)	$6
1,631	Daimler AG, Registered Shares (Automobiles)	116
536	Deutsche Lufthansa AG, Registered Shares (Airlines)	6
2,304	Deutsche Post AG (Air Freight & Logistics)	72
3,992	Deutsche Telekom AG (Diversified Telecommunication Services)	67
2,408	E.ON AG (Multi-Utilities)	17
381	Evonik Industries AG (Chemicals)	13
174	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	10
425	K+S AG – Registered (Chemicals)	8
69	MAN SE (Machinery)	7
398	Metro AG (Food & Staples Retailing)	12
144	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	27
521	ProSiebenSat.1 Media AG (Media)	22
1,295	SAP SE (Software)	118
1,105	Siemens AG (Industrial Conglomerates)	130
1,037	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	4
1,020	TUI AG (Hotels, Restaurants & Leisure)	14
240	Uniper SE (Independent Power & Renewable Electricity Producers) (a)	3

		911

	Hong Kong — 1.80%
1,500	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	12
17,500	BOC Hong Kong (Holdings) Ltd. (Banks)	60
5,500	CLP Holdings Ltd. (Electric Utilities)	57
10,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	23
2,400	Hang Seng Bank Ltd. (Banks)	43
3,300	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	20
13,000	HK Electric Investments Ltd. (Electric Utilities)	13
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	14
3,000	Hysan Development Co. (Real Estate Management & Development)	14
48,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	25
343	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	16
16,000	PCCW Ltd. (Diversified Telecommunication Services)	10
3,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	32
2,200	Swire Properties Ltd. (Real Estate Management & Development)	6
5,500	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	41

		386

	Ireland (Republic of) — 0.17%
1,119	CRH PLC (Construction Materials)	37

Shares	Security Description	Value (000)
	Israel — 0.32%
2,404	Bank Hapoalim B.M. (Banks)	$14
13,927	Israel Chemicals Ltd. (Chemicals)	54

		68

	Italy — 0.93%
1,229	Assicurazioni Generali SpA (Insurance)	15
7,153	Eni SpA (Oil, Gas & Consumable Fuels)	103
13,390	Intesa Sanpaolo SpA (Banks)	30
984	Intesa Sanpaolo SpA (Banks)	2
3,460	Snam Rete Gas SpA (Gas Utilities)	19
8,502	Telecom Italia SpA (Diversified Telecommunication Services)	6
2,120	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	11
5,536	UniCredit SpA (Banks)	13

		199

	Japan — 13.84%
100	Aeon Credit Service Co. Ltd. (Consumer Finance)	2
800	Aisin Seiki Co. Ltd. (Auto Components)	37
1,500	Amada Holdings Co. Ltd. (Machinery)	16
4,000	Asahi Glass Co. Ltd. (Building Products)	26
5,000	Asahi Kasei Corp. (Chemicals)	39
300	Benesse Holdings, Inc. (Diversified Consumer Services)	8
2,500	Bridgestone Corp. (Auto Components)	91
2,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	20
1,400	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	39
2,000	Daiwa Securities Group, Inc. (Capital Markets)	11
2,100	Denso Corp. (Auto Components)	84
3,000	Fuji Electric Co. Ltd. (Electrical Equipment)	14
2,400	Fuji Heavy Industries Ltd. (Automobiles)	90
8,000	Fujitsu Ltd. (IT Services)	43
1,100	Hino Motors Ltd. (Machinery)	12
400	Hitachi Chemical Co. Ltd. (Chemicals)	9
500	Hitachi Construction Machinery Co. Ltd. (Machinery)	10
21,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	98
5,800	Honda Motor Co. Ltd. (Automobiles)	167
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	10
6,800	ITOCHU Corp. (Trading Companies & Distributors)	86
1,000	J. Front Retailing Co. Ltd. (Multiline Retail)	13
800	JSR Corp. (Chemicals)	13
9,700	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	40
6,000	Kawasaki Heavy Industries Ltd. (Machinery)	19
3,900	KDDI Corp. (Wireless Telecommunication Services)	120
3,900	Komatsu Ltd. (Machinery)	88
2,000	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	17
1,600	Kuraray Co. Ltd. (Chemicals)	24
1,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	58
300	Lawson, Inc. (Food & Staples Retailing)	24

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
800	Marui Group Co. Ltd. (Multiline Retail)	$11
1,170	Mebuki Financial Group, Inc. (Banks)	4
200	Miraca Holdings, Inc. (Health Care Providers & Services)	10
5,800	Mitsubishi Corp. (Trading Companies & Distributors)	131
400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	2
7,500	Mitsui & Co. Ltd. (Trading Companies & Distributors)	104
39,500	Mizuho Financial Group, Inc. (Banks)	67
800	MS&AD Insurance Group Holdings, Inc. (Insurance)	22
11,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	28
2,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	10
4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	10
1,500	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	69
10,400	Nissan Motor Co. Ltd. (Automobiles)	102
300	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	5
3,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	79
1,500	ORIX Corp. (Diversified Financial Services)	22
4,000	Osaka Gas Co. Ltd. (Gas Utilities)	17
200	OTSUKA Corp. (IT Services)	10
1,600	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	73
9,300	Panasonic Corp. (Household Durables)	93
3,700	Resona Holdings, Inc. (Banks)	16
200	Sankyo Co. Ltd. (Leisure Products)	7
900	Sega Sammy Holdings, Inc. (Leisure Products)	13
1,900	Sekisui Chemical Co. Ltd. (Household Durables)	27
2,700	Sekisui House Ltd. (Household Durables)	46
900	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	8
500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	15
4,900	Sumitomo Corp. (Trading Companies & Distributors)	55
2,000	Sumitomo Heavy Industries Ltd. (Machinery)	10
2,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	74
500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	16
900	T&D Holdings, Inc. (Insurance)	10
800	Teijin Ltd. (Chemicals)	16
1,000	The Chiba Bank Ltd. (Banks)	6
1,600	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	22
1,000	The Shizuoka Bank Ltd. (Banks)	8
600	THK Co. Ltd. (Machinery)	12
1,100	Tokio Marine Holdings, Inc. (Insurance)	42
5,000	Tokyo Gas Co. Ltd. (Gas Utilities)	22
1,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	10

Shares	Security Description	Value (000)
	Japan (continued)
300	Toyoda Gosei Co. Ltd. (Auto Components)	$7
3,900	Toyota Motor Corp. (Automobiles)	226
900	Toyota Tsusho Corp. (Trading Companies & Distributors)	21
1,000	USS Co. Ltd. (Specialty Retail)	17
600	West Japan Railway Co. (Road & Rail)	37
3,000	Yamada Denki Co. Ltd. (Specialty Retail)	15
1,100	Yamaha Motor Co. Ltd. (Automobiles)	22

		2,977

	Jersey — 0.20%
3,744	Petrofac Ltd. (Energy Equipment & Services)	43

	Luxembourg — 0.17%
179	Millicom International Cellular SA (Wireless Telecommunication Services)	9
1,084	SES – FDR, Class – A (Media)	27

		36

	Netherlands — 1.34%
1,357	AEGON NV (Insurance)	5
56	Franks International NV (Energy Equipment & Services)	1
2,955	ING Groep NV (Banks)	36
3,457	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	11
178	Koninklijke Boskalis Westminster NV (Construction & Engineering)	6
1,887	Koninklijke Philips Electronics NV (Industrial Conglomerates)	57
238	NN Group NV (Insurance)	7
236	Randstad Holding NV (Professional Services)	11
1,899	Reed Elsevier NV (Professional Services)	34
2,842	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	23
2,116	Unilever NV (Personal Products)	98

		289

	New Zealand — 0.05%
318	Contact Energy Ltd. (Electric Utilities)	1
766	Fletcher Building Ltd. (Construction Materials)	7
926	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	2

		10

	Norway — 0.44%
175	Gjensidige Forsikring ASA (Insurance)	3
843	Marine Harvest (Food Products)	15
2,918	Statoil ASA (Oil, Gas & Consumable Fuels)	49
855	Telenor ASA (Diversified Telecommunication Services)	15
398	Yara International ASA (Chemicals)	13

		95

	Portugal — 0.03%
1,738	EDP – Energias de Portugal SA (Electric Utilities)	6

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore — 1.20%
7,800	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$15
7,200	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	8
8,600	CapitaMall Trust (Equity Real Estate Investment Trusts)	14
8,700	Keppel Corp. Ltd. (Industrial Conglomerates)	35
6,400	Oversea-Chinese Banking Corp. Ltd. (Banks)	41
7,000	Singapore Press Holdings Ltd. (Media)	20
27,400	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	80
3,300	United Overseas Bank Ltd. (Banks)	45

		258

	Spain — 1.57%
1,753	Abertis Infraestructuras SA (Transportation Infrastructure)	27
3,415	Banco Popular Espanol SA (Banks)	4
16,085	Banco Santander SA (Banks)	72
3,184	CaixaBank SA (Banks)	8
1,162	Corporacion Mapfre (Insurance)	3
330	Enagas (Gas Utilities)	10
432	Endesa (Electric Utilities)	9
554	Gas Natural SDG SA (Gas Utilities)	11
7,281	Iberdrola SA (Electric Utilities)	50
4,202	Repsol YPF SA (Oil, Gas & Consumable Fuels)	57
8,430	Telefonica SA (Diversified Telecommunication Services)	86

		337

	Sweden — 2.07%
7,828	Nordea Bank AB (Banks)	77
3,904	Skandinaviska Enskilda Banken AB, Class – A (Banks)	39
1,929	Skanska AB, B Shares (Construction & Engineering)	45
3,828	Svenska Handelsbanken AB, A Shares (Banks)	53
2,323	Swedbank AB, A Shares (Banks)	55
1,252	Tele2 AB, B Shares (Wireless Telecommunication Services)	11
16,877	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	122
9,320	TeliaSonera AB (Diversified Telecommunication Services)	42

		444

	Switzerland — 5.69%
12,147	ABB Ltd., Registered Shares (Electrical Equipment)	274
1,763	Adecco SA, Registered Shares (Professional Services)	100
223	Garmin Ltd. (Household Durables)	11
166	Kuehne & Nagel International Ltd. (Marine)	24
2,157	LafargeHolcim Ltd., Registered Shares (Construction Materials)	117
3,710	Nestle SA (Food Products)	292
35	SGS SA, Registered Shares (Professional Services)	78

Shares	Security Description	Value (000)
	Switzerland (continued)
273	Swiss Prime Site AG (Real Estate Management & Development)	$24
841	Swiss Re AG (Insurance)	76
113	Swisscom AG (Diversified Telecommunication Services)	54
5,724	UBS Group AG (Capital Markets)	78
376	Zurich Financial Services AG (Insurance)	97

		1,225

	United Kingdom — 10.53%
3,996	Aberdeen Asset Management PLC (Capital Markets)	17
520	Aon PLC (Insurance)	58
11,613	Aviva PLC (Insurance)	66
12,679	BHP Billiton PLC (Metals & Mining)	190
2,406	British Land Co. PLC (Equity Real Estate Investment Trusts)	20
4,784	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	18
24,213	Centrica PLC (Multi-Utilities)	72
4,457	Direct Line Insurance Group PLC (Insurance)	21
778	easyJet PLC (Airlines)	10
1,844	ICAP PLC (Capital Markets)	11
2,037	Inmarsat PLC (Diversified Telecommunication Services)	19
1,189	Investec PLC (Capital Markets)	7
39,595	ITV PLC (Media)	96
16,513	J Sainsbury PLC (Food & Staples Retailing)	53
20,845	Legal & General Group PLC (Insurance)	59
7,972	Marks & Spencer Group PLC (Multiline Retail)	34
12,887	National Grid PLC (Multi-Utilities)	182
20,832	Old Mutual PLC (Insurance)	55
12,437	Pearson PLC (Media)	122
3,048	Persimmon PLC (Household Durables)	72
183	Provident Financial PLC (Consumer Finance)	7
8,176	Rio Tinto PLC (Metals & Mining)	271
5,633	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	140
6,017	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	155
10,748	Royal Mail PLC (Air Freight & Logistics)	68
3,484	SSE PLC (Electric Utilities)	71
7,365	Standard Life PLC (Insurance)	33
4,999	Tate & Lyle PLC (Food Products)	49
1,115	The Berkeley Group Holdings PLC (Household Durables)	37
88,436	Vodafone Group PLC (Wireless Telecommunication Services)	254

		2,267

	United States — 42.22%
1,178	3M Co. (Industrial Conglomerates)	207
133	Aaron’s, Inc. (Specialty Retail)	3
1,170	Accenture PLC, Class – A (IT Services)	143
128	Advance Auto Parts, Inc. (Specialty Retail)	19
393	Air Products & Chemicals, Inc. (Chemicals)	59
334	Akamai Technologies, Inc. (Internet Software & Services) (a)	18
155	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	15

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
291	Alphabet, Inc., Class – A (Internet Software & Services) (a)	$234
895	American Electric Power, Inc. (Electric Utilities)	57
1,343	Amgen, Inc. (Biotechnology)	224
547	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	35
560	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	36
164	ANSYS, Inc. (Software) (a)	15
486	Anthem, Inc. (Health Care Providers & Services)	61
1,997	Apple, Inc. (Technology Hardware, Storage & Peripherals)	226
342	Aqua America, Inc. (Water Utilities)	10
68	Arista Networks, Inc. (Communications Equipment) (a)	6
316	Arthur J. Gallagher & Co. (Insurance)	16
856	Automatic Data Processing, Inc. (IT Services)	75
54	AutoZone, Inc. (Specialty Retail) (a)	41
258	Avnet, Inc. (Electronic Equipment, Instruments & Components)	10
85	Bank of Hawaii Corp. (Banks)	6
386	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	68
328	Bed Bath & Beyond, Inc. (Specialty Retail)	14
181	Bemis Co., Inc. (Containers & Packaging)	9
575	Best Buy Co., Inc. (Specialty Retail)	22
79	Bio-Techne Corp. (Life Sciences Tools & Services)	9
79	Blue Buffalo Pet Products, Inc. (Food Products) (a)	2
232	Broadridge Financial Solutions, Inc. (IT Services)	16
223	Brown & Brown, Inc. (Insurance)	8
262	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	19
304	Campbell Soup Co. (Food Products)	17
603	Cardinal Health, Inc. (Health Care Providers & Services)	47
122	Carlisle Cos., Inc. (Industrial Conglomerates)	13
101	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	9
298	CDK Global, Inc. (Software)	17
529	Cerner Corp. (Health Care Technology) (a)	33
55	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	23
68	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	3
174	Cintas Corp. (Commercial Services & Supplies)	19
7,474	Cisco Systems, Inc. (Communications Equipment)	236
589	Citizens Financial Group, Inc. (Banks)	15
288	Citrix Systems, Inc. (Software) (a)	25
583	CME Group, Inc. (Capital Markets)	61
487	Coach, Inc. (Textiles, Apparel & Luxury Goods)	18
1,118	Cognizant Technology Solutions Corp. (IT Services) (a)	53

Shares	Security Description	Value (000)
	United States (continued)
1,679	Colgate-Palmolive Co. (Household Products)	$124
166	Commerce Bancshares, Inc. (Banks)	8
234	Copart, Inc. (Commercial Services & Supplies) (a)	13
143	Crane Co. (Machinery)	9
1,803	CSX Corp. (Road & Rail)	55
150	Cullen/Frost Bankers, Inc. (Banks)	11
332	Cummins, Inc. (Machinery)	42
317	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	21
421	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	25
172	Dick’s Sporting Goods, Inc. (Specialty Retail)	10
143	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	8
419	Dollar Tree, Inc. (Multiline Retail) (a)	33
260	Donaldson Co., Inc. (Machinery)	10
280	Dover Corp. (Machinery)	21
345	Dr. Pepper Snapple Group, Inc. (Beverages)	32
72	Dril-Quip, Inc. (Energy Equipment & Services) (a)	4
90	DST Systems, Inc. (IT Services)	11
219	Eaton Vance Corp. (Capital Markets)	9
484	Ecolab, Inc. (Chemicals)	59
397	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	48
358	Expeditors International of Washington, Inc. (Air Freight & Logistics)	18
1,249	Express Scripts Holding Co. (Health Care Providers & Services) (a)	88
2,581	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	225
141	F5 Networks, Inc. (Communications Equipment) (a)	18
76	FactSet Research Systems, Inc. (Capital Markets)	12
516	Fastenal Co. (Trading Companies & Distributors)	22
272	First Republic Bank (Banks)	21
432	Fiserv, Inc. (IT Services) (a)	43
162	FleetCor Technologies, Inc. (IT Services) (a)	28
259	Fluor Corp. (Construction & Engineering)	14
430	FMC Technologies, Inc. (Energy Equipment & Services) (a)	13
139	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	4
691	Franklin Resources, Inc. (Capital Markets)	25
210	GameStop Corp., Class – A (Specialty Retail)	6
452	Gap, Inc. (Specialty Retail)	10
1,086	General Mills, Inc. (Food Products)	69
104	Genesee & Wyoming, Inc., Class – A (Road & Rail) (a)	7
275	Genuine Parts Co. (Distributors)	28
1,552	Halliburton Co. (Energy Equipment & Services)	70
147	Henry Schein, Inc. (Health Care Providers & Services) (a)	24
255	Hershey Co. (Food Products)	24
181	Hexcel Corp. (Aerospace & Defense)	8

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
506	Hormel Foods Corp. (Food Products)	$19
113	Hubbell, Inc. (Electrical Equipment)	12
145	IDEX Corp. (Machinery)	14
173	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	20
547	Illinois Tool Works, Inc. (Machinery)	65
6,379	Intel Corp. (Semiconductors & Semiconductor Equipment)	241
1,503	International Business Machines Corp. (IT Services)	239
146	International Flavors & Fragrances, Inc. (Chemicals)	21
504	Intuit, Inc. (Software)	55
68	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	6
156	Jack Henry & Associates, Inc. (IT Services)	13
239	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	12
92	John Wiley & Sons, Inc., Class – A (Media)	5
20	Juno Therapeutics, Inc. (Biotechnology) (a)	1
670	Kimberly-Clark Corp. (Household Products)	85
360	Kohl’s Corp. (Multiline Retail)	16
180	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	25
87	Landstar System, Inc. (Road & Rail)	6
145	Lincoln Electric Holdings, Inc. (Machinery)	9
413	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	24
546	LKQ Corp. (Distributors) (a)	19
207	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	13
97	Lumentum Holdings, Inc. (Communications Equipment) (a)	4
979	Marsh & McLennan Cos., Inc. (Insurance)	66
1,857	MasterCard, Inc., Class – A (IT Services)	189
224	McCormick & Co., Inc. (Food Products)	22
1,784	McDonald’s Corp. (Hotels, Restaurants & Leisure)	206
418	McKesson Corp. (Health Care Providers & Services)	70
336	Mead Johnson Nutrition Co. (Food Products)	27
173	MEDNAX, Inc. (Health Care Providers & Services) (a)	11
50	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	21
4,090	Microsoft Corp. (Software)	235
277	Molson Coors Brewing Co., Class – B (Beverages)	30
37	Morningstar, Inc. (Capital Markets)	3
90	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	7
158	National Fuel Gas Co. (Gas Utilities)	9
209	National Instruments Corp. (Electronic Equipment, Instruments & Components)	6
686	National Oilwell Varco, Inc. (Energy Equipment & Services)	25
2,519	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	132
246	Nordstrom, Inc. (Multiline Retail)	13
554	Norfolk Southern Corp. (Road & Rail)	54

Shares	Security Description	Value (000)
	United States (continued)
1,420	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	$104
264	Oceaneering International, Inc. (Energy Equipment & Services)	7
127	Old Dominion Freight Line, Inc. (Road & Rail) (a)	9
5,572	Oracle Corp. (Software)	219
159	Patterson Cos., Inc. (Health Care Providers & Services)	7
578	Paychex, Inc. (IT Services)	33
2,255	PayPal Holdings, Inc. (IT Services) (a)	92
2,185	PepsiCo, Inc. (Beverages)	238
994	Phillips 66 (Oil, Gas & Consumable Fuels)	80
127	Polaris Industries, Inc. (Leisure Products)	10
523	Praxair, Inc. (Chemicals)	63
252	Quest Diagnostics, Inc. (Health Care Providers & Services)	21
350	Rackspace Hosting, Inc. (Internet Software & Services) (a)	11
329	Red Hat, Inc. (Software) (a)	27
263	ResMed, Inc. (Health Care Equipment & Supplies)	17
1,506	Reynolds American, Inc. (Tobacco)	71
262	Robert Half International, Inc. (Professional Services)	10
194	Rollins, Inc. (Commercial Services & Supplies)	6
182	Roper Industries, Inc. (Industrial Conglomerates)	33
760	Ross Stores, Inc. (Specialty Retail)	49
500	S&P Global, Inc. (Capital Markets)	62
264	SCANA Corp. (Multi-Utilities)	19
173	Scripps Networks Interactive, Class – A (Media)	11
114	Snap-on, Inc. (Machinery)	17
199	Sonoco Products Co. (Containers & Packaging)	11
142	Spirit Airlines, Inc. (Airlines) (a)	6
286	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	6
270	Stanley Black & Decker, Inc. (Machinery)	33
1,212	Staples, Inc. (Specialty Retail)	10
2,793	Starbucks Corp. (Hotels, Restaurants & Leisure)	151
1,080	Sysco Corp. (Food & Staples Retailing)	53
480	T. Rowe Price Group, Inc. (Capital Markets)	32
504	TD Ameritrade Holding Corp. (Capital Markets)	18
352	Teradata Corp. (IT Services) (a)	11
1,924	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	135
235	The Clorox Co. (Household Products)	29
4,986	The Coca-Cola Co. (Beverages)	211
67	The Dun & Bradstreet Corp. (Professional Services)	9
211	The J.M. Smucker Co. (Food Products)	29
1,104	The Kraft Heinz Co. (Food Products)	99
1,792	The Kroger Co. (Food & Staples Retailing)	53
34	The Madison Square Garden Co., Class – A (Media) (a)	6
112	The Middleby Corp. (Machinery) (a)	14
147	The Sherwin-Williams Co. (Chemicals)	41
1,685	The Southern Co. (Electric Utilities)	87

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
220	The Toro Co. (Machinery)	$10
2,343	The Walt Disney Co. (Media)	217
215	Tiffany & Co. (Specialty Retail)	16
245	Tractor Supply Co. (Specialty Retail)	17
119	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	28
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	13
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods) (a)	12
1,626	Union Pacific Corp. (Road & Rail)	158
603	V.F. Corp. (Textiles, Apparel & Luxury Goods)	33
190	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	19
154	VCA Antech, Inc. (Health Care Providers & Services) (a)	11
2,813	Visa, Inc., Class – A (IT Services)	233
159	VMware, Inc., Class – A (Software) (a)	12
113	W.W. Grainger, Inc. (Trading Companies & Distributors)	25
180	Wabtec Corp. (Machinery)	15
2,934	Wal-Mart Stores, Inc. (Food & Staples Retailing)	212
143	Waters Corp. (Life Sciences Tools & Services) (a)	22
976	Western Union Co. (IT Services)	20
581	Whole Foods Market, Inc. (Food & Staples Retailing)	16
169	Williams-Sonoma, Inc. (Specialty Retail)	9
157	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	7
920	Xcel Energy, Inc. (Electric Utilities)	38
452	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	25

		9,080

	Total Common Stocks	21,309

	Preferred Stock — 0.03%
	Germany — 0.03%
86	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	6

	Total Preferred Stock	6

	Mutual Fund — 0.32%
68,000	State Street Institutional Treasury Plus Money Market Fund, 0.15% (b)	68

	Total Mutual Fund	68

	Total Investments (cost $19,499) — 99.45%	21,383
	Other assets in excess of liabilities — 0.55%	118

	Net Assets — 100.00%	$21,501

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on September 30, 2016.
FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	55.49%	43.61%	99.10%
Preferred Stock	0.03%	—	0.03%
Mutual Fund	0.00%	0.32%	0.32%
Other Assets (Liabilities)	0.53%	0.02%	0.55%

Total Net Assets	56.05%	43.95%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.08%
	Australia — 3.94%
433,182	Alumina Ltd. (Metals & Mining)	$488
178,609	AMP Ltd. (Diversified Financial Services)	726
379,540	Aurizon Holdings Ltd. (Road & Rail)	1,372
173,172	AusNet Services (Electric Utilities)	218
190,690	Australia & New Zealand Banking Group Ltd. (Banks)	4,061
24,267	Bank of Queensland Ltd. (Banks)	212
33,607	Bendigo & Adelaide Bank Ltd. (Banks)	279
587,075	BHP Billiton Ltd. (Metals & Mining)	10,167
118,299	Commonwealth Bank of Australia (Banks)	6,596
52,016	Crown Resorts, Ltd. (Hotels, Restaurants & Leisure)	525
94,443	Dexus Property Group (Equity Real Estate Investment Trusts)	664
206,598	DUET Group (Multi-Utilities)	398
83,484	Harvey Norman Holdings Ltd. (Multiline Retail)	334
163,271	Insurance Australia Group Ltd. (Insurance)	687
11,736	Macquarie Group Ltd. (Capital Markets)	742
446,524	Mirvac Group (Equity Real Estate Investment Trusts)	770
178,259	National Australia Bank Ltd. (Banks)	3,831
69,630	Orica Ltd. (Chemicals)	816
12,332	Platinum Asset Management Ltd. (Capital Markets)	48
72,387	QBE Insurance Group Ltd. (Insurance)	518
91,874	Rio Tinto Ltd. (Metals & Mining)	3,654
284,848	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,043
90,157	Suncorp Group Ltd. (Insurance)	841
124,388	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	476
211,256	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	593
499,279	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,990
392,057	Vicinity Centres (Equity Real Estate Investment Trusts)	956
410,456	Westfield Corp. (Equity Real Estate Investment Trusts)	3,070
214,831	Westpac Banking Corp. (Banks)	4,887

		50,962

	Austria — 0.04%
2,595	ANDRITZ AG (Machinery)	141
7,009	OMV AG (Oil, Gas & Consumable Fuels)	202
3,909	Voestalpine AG (Metals & Mining)	135

		478

	Belgium — 0.94%
9,618	Ageas (Insurance)	352
46,773	Anheuser-Busch InBev NV (Beverages)	6,149
10,964	Belgacom SA (Diversified Telecommunication Services)	328
2,818	Groupe Bruxelles Lambert SA (Diversified Financial Services)	250
33,953	KBC Groep NV (Banks) (a)	1,982
7,127	Solvay SA (Chemicals)	826
26,654	Telenet Group Holding NV (Media) (a)	1,392
11,739	UCB SA (Pharmaceuticals)	909

		12,188

Shares	Security Description	Value (000)
	Bermuda — 0.04%
125,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	$519

	Canada — 0.80%
22,650	Canadian Pacific Railway Ltd. (Road & Rail)	3,458
323,900	Encana Corp. (Oil, Gas & Consumable Fuels)	3,385
171,500	Manulife Financial Corp. (Insurance)	2,420
26,693	Rogers Communications, Inc. (Wireless Telecommunication Services)	1,133

		10,396

	Cayman Islands — 0.04%
11,651	Ctrip.com International, ADR (Internet & Direct Marketing Retail) (a)	543

	China — 2.18%
34,100	Baidu, Inc., ADR (Internet Software & Services) (a)	6,209
541,311	China Construction Bank Corp., H Shares (Banks)	407
1,084,110	China Mobile Ltd. (Wireless Telecommunication Services)	13,317
6,601,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	8,328

		28,261

	Denmark — 1.03%
511	A.P. Moller – Maersk A/S, Class – A (Marine)	718
1,603	A.P. Moller – Maersk A/S, Class – B (Marine)	2,358
50,643	Danske Bank A/S (Banks)	1,482
47,739	ISS A/S (Commercial Services & Supplies) (b)	1,984
142,893	Novo Nordisk A/S, Class – B (Pharmaceuticals)	5,958
118,396	TDC A/S (Diversified Telecommunication Services)	697
6,626	Tryg A/S (Insurance)	133

		13,330

	Finland — 0.45%
11,261	Elisa Oyj (Diversified Telecommunication Services)	415
34,417	Fortum Oyj (Electric Utilities)	556
18,800	Metso Oyj (Machinery)	549
17,981	Nokian Renkaat Oyj (Auto Components)	656
25,440	Sampo Oyj, Class – A (Insurance)	1,130
89,336	Stora Enso Oyj, R Shares (Paper & Forest Products)	793
84,146	UPM-Kymmene Oyj (Paper & Forest Products)	1,776

		5,875

	France — 9.50%
140,416	AXA SA (Insurance)	2,985
228,812	BNP Paribas (Banks)	11,768
39,685	Bouygues SA (Construction & Engineering)	1,316
10,404	Casino Guichard-Perrachon SA (Food & Staples Retailing)	506
12,446	CNP Assurances (Insurance)	209
77,270	Credit Agricole SA (Banks)	762

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
44,177	Danone SA (Food Products)	$3,280
38,527	Edenred (Commercial Services & Supplies)	900
695,224	ENGIE (Multi-Utilities)	10,778
32,838	Eutelsat Communications (Media)	680
3,537	Fonciere des Regions (Equity Real Estate Investment Trusts)	330
3,003	Gecina SA (Equity Real Estate Investment Trusts)	473
3,402	Icade (Equity Real Estate Investment Trusts)	265
21,306	Klepierre (Equity Real Estate Investment Trusts)	978
21,473	Lagardere SCA (Media)	547
83,481	Legrand SA (Electrical Equipment)	4,920
5,737	L’Oreal SA (Personal Products)	1,084
4,503	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	768
60,731	Natixism SA (Banks)	283
191,884	Orange (Diversified Telecommunication Services) (b)	3,006
14,722	Pernod Ricard SA (Beverages)	1,743
238,544	Sanofi-Aventis (Pharmaceuticals)	18,163
254,000	Schneider Electric SA (Electrical Equipment)	17,667
10,922	SCOR SE (Insurance)	340
55,913	Societe Generale (Banks)	1,934
33,133	Suez Environnement Co. (Multi-Utilities)	547
21,466	Technip SA (Energy Equipment & Services)	1,319
513,140	Total SA (Oil, Gas & Consumable Fuels)^	24,403
9,485	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	2,557
43,579	Veolia Environnement (Multi-Utilities)	1,004
208,579	Vivendi (Media)	4,208
132,353	Zodiac Aerospace (Aerospace & Defense)	3,221

		122,944

	Germany — 7.39%
37,489	Allianz SE (Insurance)	5,571
5,268	Axel Springer AG (Media)	270
161,591	BASF SE (Chemicals)	13,835
15,033	Bayer AG (Pharmaceuticals)	1,510
34,728	Bayerische Motoren Werke AG (Automobiles)	2,924
30,632	Beiersdorf AG (Personal Products)	2,891
37,805	Commerzbank AG (Banks)	244
99,238	Daimler AG, Registered Shares (Automobiles)	6,998
69,562	Deutsche Boerse AG (Capital Markets) (a)	5,645
27,755	Deutsche Lufthansa AG, Registered Shares (Airlines)	309
153,826	Deutsche Post AG (Air Freight & Logistics)	4,815
180,681	Deutsche Telekom AG (Diversified Telecommunication Services)	3,035
112,098	E.ON AG (Multi-Utilities)	797
17,591	Evonik Industries AG (Chemicals)	595
2,577	Hannover Rueckversicherung AG (Insurance)	276
7,889	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	437
19,253	K+S AG – Registered (Chemicals)	366
73,579	Linde AG (Chemicals)	12,501
3,899	MAN SE (Machinery)	411
18,080	Metro AG (Food & Staples Retailing)	538

Shares	Security Description	Value (000)
	Germany (continued)
6,591	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	$1,231
23,090	ProSiebenSat.1 Media AG (Media)	990
161,912	SAP SE (Software)	14,805
69,514	Siemens AG (Industrial Conglomerates)	8,150
38,860	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	157
54,392	TUI AG (Hotels, Restaurants & Leisure)	773
11,209	Uniper SE (Independent Power & Renewable Electricity Producers) (a)	137
62,824	Vonovia SE (Real Estate Management & Development)	2,381
59,653	Wirecard AG (IT Services)	3,098

		95,690

	Hong Kong — 2.47%
835,280	AIA Group Ltd. (Insurance) (b)	5,617
37,331	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	3,949
51,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	425
316,555	BOC Hong Kong (Holdings) Ltd. (Banks)	1,077
279,000	Cathay Pacific Airways Ltd. (Airlines)	390
78,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	673
812,700	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,180
184,093	CLP Holdings Ltd. (Electric Utilities)	1,907
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) *(a)	—
257,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	585
64,806	Hang Seng Bank Ltd. (Banks)	1,163
126,200	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	753
285,573	HK Electric Investments Ltd. (Electric Utilities)	280
291,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	410
70,000	Hysan Development Co. (Real Estate Management & Development)	329
73,000	Kerry Properties Ltd. (Real Estate Management & Development)	240
1,272,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	655
633,483	New World Development Co. Ltd. (Real Estate Management & Development)	831
531,000	PCCW Ltd. (Diversified Telecommunication Services)	327
158,724	Power Assets Holdings Ltd. (Electric Utilities)	1,553
345,205	Sino Land Co. Ltd. (Real Estate Management & Development)	615
503,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	373
183,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,787

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
78,208	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	$847
139,800	Swire Properties Ltd. (Real Estate Management & Development)	411
257,917	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,904
161,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	1,188
82,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	487

		31,956

	Indonesia — 0.02%
230,200	PT Bank Rakyat Indonesia Persero Tbk (Banks)	216

	Ireland (Republic of) — 0.78%
2,301	Allegion PLC (Building Products)	159
61,601	CRH PLC (Construction Materials)	2,045
91,486	Medtronic PLC (Health Care Equipment & Supplies)	7,904

		10,108

	Israel — 0.29%
75,302	Bank Hapoalim B.M. (Banks)	428
234,671	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	443
97,231	Israel Chemicals Ltd. (Chemicals)	379
53,158	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	2,468

		3,718

	Italy — 0.97%
68,200	Assicurazioni Generali SpA (Insurance)	832
57,510	Atlantia SpA (Transportation Infrastructure)	1,460
383,774	Eni SpA (Oil, Gas & Consumable Fuels)	5,529
726,751	Intesa Sanpaolo SpA (Banks)	1,614
59,535	Intesa Sanpaolo SpA (Banks)	125
35,219	Mediobanca S.p.A. (Banks)	229
28,532	Poste Italiane SpA (Insurance)	196
180,741	Snam Rete Gas SpA (Gas Utilities)	1,002
462,447	Telecom Italia SpA (Diversified Telecommunication Services)	314
115,386	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	595
288,038	UniCredit SpA (Banks)	671

		12,567

	Japan — 19.26%
7,261	Aeon Credit Service Co. Ltd. (Consumer Finance)	127
27,624	Aisin Seiki Co. Ltd. (Auto Components)	1,266
46,800	Amada Holdings Co. Ltd. (Machinery)	487
57,162	Aozora Bank Ltd. (Banks)	197
150,229	Asahi Glass Co. Ltd. (Building Products)	971
74,900	Asahi Group Holdings Ltd. (Beverages)	2,729
189,000	Asahi Kasei Corp. (Chemicals)	1,506
10,980	Benesse Holdings, Inc. (Diversified Consumer Services)	280
94,011	Bridgestone Corp. (Auto Components)	3,464
35,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	617
30,900	CALBEE, Inc. (Food Products)	1,171

Shares	Security Description	Value (000)
	Japan (continued)
176,110	Canon, Inc. (Technology Hardware, Storage & Peripherals)	$5,114
32,200	Casio Computer Co. Ltd. (Household Durables)	451
85,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	840
96,678	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,323
5,079	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	812
44,750	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,229
55,000	Daiwa Securities Group, Inc. (Capital Markets)	310
70,100	Denso Corp. (Auto Components)	2,798
129,400	East Japan Railway Co. (Road & Rail)	11,681
38,757	Eisai Co. Ltd. (Pharmaceuticals)	2,424
10,300	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	248
27,900	Fanuc Ltd. (Machinery)	4,713
88,000	Fuji Electric Co. Ltd. (Electrical Equipment)	404
88,400	Fuji Heavy Industries Ltd. (Automobiles)	3,317
257,000	Fujitsu Ltd. (IT Services)	1,384
47,886	Fukuoka Financial Group, Inc. (Banks)	199
53,900	GungHo Online Entertainment, Inc. (Software) ^	132
37,900	Hino Motors Ltd. (Machinery)	405
14,800	Hitachi Chemical Co. Ltd. (Chemicals)	340
18,241	Hitachi Construction Machinery Co. Ltd. (Machinery)	364
2,811,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	13,176
9,641	Hokuriku Electric Power Co. (Electric Utilities)	118
232,436	Honda Motor Co. Ltd. (Automobiles)	6,709
14,198	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	294
21,000	Iida Group Holdings Co. Ltd. (Household Durables)	423
85,000	Isuzu Motors Ltd. (Automobiles)	1,001
248,117	ITOCHU Corp. (Trading Companies & Distributors)	3,124
31,800	J. Front Retailing Co. Ltd. (Multiline Retail)	417
278,800	Japan Airlines Co. Ltd. (Airlines)	8,197
62	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	280
101	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	604
195	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	481
355,512	Japan Tobacco, Inc. (Tobacco)	14,555
39,279	JS Group Corp. (Building Products)	842
26,454	JSR Corp. (Chemicals)	416
31,000	JTEKT Corp. (Machinery)	466
342,406	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,385
220,000	Kawasaki Heavy Industries Ltd. (Machinery)	682
645,600	KDDI Corp. (Wireless Telecommunication Services)	20,005
123,463	Kirin Holdings Co. Ltd. (Beverages)	2,052
454,145	Komatsu Ltd. (Machinery)	10,419

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
75,200	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	$637
53,684	Kuraray Co. Ltd. (Chemicals)	797
45,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,177
10,194	Lawson, Inc. (Food & Staples Retailing)	805
251,916	Marubeni Corp. (Trading Companies & Distributors)	1,294
30,000	Marui Group Co. Ltd. (Multiline Retail)	396
7,787	Maruichi Steel Tube Ltd. (Metals & Mining)	269
38,610	Mebuki Financial Group, Inc. (Banks)	138
8,200	Miraca Holdings, Inc. (Health Care Providers & Services)	409
203,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,278
223,145	Mitsubishi Corp. (Trading Companies & Distributors)	5,087
28,509	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	408
466,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,950
34,726	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	744
718,905	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,643
14,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	66
269,288	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,733
1,297,877	Mizuho Financial Group, Inc. (Banks)	2,188
28,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	781
376,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	970
36,741	NGK Insulators Ltd. (Machinery)	764
28,200	NHK SPRING Co. Ltd. (Auto Components)	273
237,000	Nikon Corp. (Household Durables)	3,539
105	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	665
53,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	277
111	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	281
125,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	5,759
350,054	Nissan Motor Co. Ltd. (Automobiles)	3,434
16,700	NOK Corp. (Auto Components)	365
144,600	Nomura Holdings, Inc. (Capital Markets)	648
7,511	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	127
293	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	489
277,317	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	7,046
8,900	OBIC Co., Ltd. (IT Services)	474
131,822	Oji Paper Co. Ltd. (Paper & Forest Products)	523
49,000	ORIX Corp. (Diversified Financial Services)	723
129,712	Osaka Gas Co. Ltd. (Gas Utilities)	544
8,700	OTSUKA Corp. (IT Services)	413
60,415	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,754

Shares	Security Description	Value (000)
	Japan (continued)
321,800	Panasonic Corp. (Household Durables)	$3,219
119,338	Resona Holdings, Inc. (Banks)	502
108,883	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	985
7,515	Sankyo Co. Ltd. (Leisure Products)	257
5,600	SBI Holdings, Inc. (Capital Markets)	67
23,600	Sega Sammy Holdings, Inc. (Leisure Products)	336
59,693	Sekisui Chemical Co. Ltd. (Household Durables)	859
87,452	Sekisui House Ltd. (Household Durables)	1,490
7,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	364
23,194	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	216
18,400	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	545
9,908	Sony Financial Holdings, Inc. (Insurance)	136
213,000	Sumitomo Chemical Co. Ltd. (Chemicals)	947
177,086	Sumitomo Corp. (Trading Companies & Distributors)	1,983
111,100	Sumitomo Electric Industries Ltd. (Auto Components)	1,571
80,000	Sumitomo Heavy Industries Ltd. (Machinery)	395
287,148	Sumitomo Mitsui Financial Group, Inc. (Banks)	9,701
18,683	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	611
26,491	Sumitomo Rubber Industries Ltd. (Auto Components)	401
35,200	T&D Holdings, Inc. (Insurance)	397
126,111	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	6,046
28,200	Teijin Ltd. (Chemicals)	547
37,000	The Chiba Bank Ltd. (Banks)	210
20,942	The Chugoku Electric Power Co., Inc. (Electric Utilities)	263
61,400	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	843
27,000	The Hachijuni Bank Ltd. (Banks)	141
33,000	The Hiroshima Bank Ltd. (Banks)	137
24,000	The Shizuoka Bank Ltd. (Banks)	192
16,500	The Yokohama Rubber Co. Ltd. (Auto Components)	264
17,800	THK Co. Ltd. (Machinery)	350
38,500	Tokio Marine Holdings, Inc. (Insurance)	1,477
161,000	Tokyo Gas Co. Ltd. (Gas Utilities)	717
40,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	416
8,662	Toyoda Gosei Co. Ltd. (Auto Components)	201
23,900	Toyota Industries Corp. (Auto Components)	1,110
188,200	Toyota Motor Corp. (Automobiles)	10,919
31,870	Toyota Tsusho Corp. (Trading Companies & Distributors)	741
17,127	Trend Micro, Inc. (Software)	598
222	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	404
31,600	USS Co. Ltd. (Specialty Retail)	535
22,800	West Japan Railway Co. (Road & Rail)	1,415
196,300	Yahoo Japan Corp. (Internet Software & Services)	783
93,500	Yamada Denki Co. Ltd. (Specialty Retail)	464

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
40,000	Yamaha Motor Co. Ltd. (Automobiles)	$808

		249,380

	Jersey — 0.15%
49,071	Petrofac Ltd. (Energy Equipment & Services)	568
24,441	Wolseley PLC (Trading Companies & Distributors)	1,374

		1,942

	Luxembourg — 0.47%
502,890	ArcelorMittal (Metals & Mining) (a)	3,067
10,541	Millicom International Cellular SA (Wireless Telecommunication Services)	546
10,114	RTL Group (Media)	840
66,976	SES – FDR, Class – A (Media)	1,644

		6,097

	Netherlands — 3.26%
66,635	AEGON NV (Insurance)	254
201,540	Akzo Nobel NV (Chemicals)	13,631
9,103	ASML Holding NV (Semiconductors & Semiconductor Equipment)	997
4,226	Heineken NV (Beverages)	371
401,788	ING Groep NV (Banks)	4,960
166,462	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	552
7,162	Koninklijke Boskalis Westminster NV (Construction & Engineering)	255
16,335	Koninklijke DSM NV (Chemicals)	1,103
84,952	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,513
11,016	NN Group NV (Insurance)	338
11,398	Randstad Holding NV (Professional Services)	518
379,296	Reed Elsevier NV (Professional Services)	6,785
116,616	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	953
633,807	TNT NV (Air Freight & Logistics) (a)	2,875
131,675	Unilever NV (Personal Products)	6,066

		42,171

	New Zealand — 0.05%
20,906	Contact Energy Ltd. (Electric Utilities)	77
42,843	Fletcher Building Ltd. (Construction Materials)	336
77,728	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	204

		617

	Norway — 0.41%
10,521	Gjensidige Forsikring ASA (Insurance)	197
47,198	Marine Harvest (Food Products)	847
153,889	Statoil ASA (Oil, Gas & Consumable Fuels)	2,585
53,323	Telenor ASA (Diversified Telecommunication Services)	917
22,900	Yara International ASA (Chemicals)	763

		5,309

	Portugal — 0.03%
99,749	EDP – Energias de Portugal SA (Electric Utilities)	335

Shares	Security Description	Value (000)
	Singapore — 1.11%
402,372	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$746
340,744	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	399
419,415	CapitaMall Trust (Equity Real Estate Investment Trusts)	668
405,599	Keppel Corp. Ltd. (Industrial Conglomerates)	1,615
372,400	Oversea-Chinese Banking Corp. Ltd. (Banks)	2,374
284,281	Singapore Press Holdings Ltd. (Media)	797
240,627	Singapore Tech Engineering (Aerospace & Defense)	572
1,361,379	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,983
362,680	Suntec REIT (Equity Real Estate Investment Trusts)	457
166,400	United Overseas Bank Ltd. (Banks)	2,309
712,536	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	394

		14,314

	South Africa — 0.00%
43,895	African Bank Investments Ltd. (Diversified Financial Services) *(a)	—

	South Korea — 1.92%
31,720	KT&G Corp. (Tobacco)	3,613
10	Orion Corp. (Food Products)	8
7,793	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,354
47,780	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	9,797

		24,772

	Spain — 1.98%
89,866	Abertis Infraestructuras SA (Transportation Infrastructure)	1,400
352,047	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,130
151,346	Banco Popular Espanol SA (Banks)	187
793,382	Banco Santander SA (Banks)	3,519
1,930,594	CaixaBank SA (Banks)	4,878
70,617	Corporacion Mapfre (Insurance)	198
17,827	Enagas (Gas Utilities)	536
22,709	Endesa (Electric Utilities)	487
25,296	Gas Natural SDG SA (Gas Utilities) ^	520
104,311	Grifols SA, ADR (Biotechnology)	1,666
45,966	Grifols SA (Biotechnology)	991
365,696	Iberdrola SA (Electric Utilities)	2,486
177,906	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,416
413,866	Telefonica SA (Diversified Telecommunication Services)	4,185

		25,599

	Sweden — 2.21%
136,592	Alfa Laval AB (Machinery)	2,142
440,610	Nordea Bank AB (Banks)	4,377
216,278	Skandinaviska Enskilda Banken AB, Class – A (Banks)	2,175
107,548	Skanska AB, B Shares (Construction & Engineering)	2,513
202,905	Svenska Handelsbanken AB, A Shares (Banks)	2,790

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
200,743	Swedbank AB, A Shares (Banks)	$4,718
72,465	Tele2 AB, B Shares (Wireless Telecommunication Services)	626
967,494	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	6,988
506,156	TeliaSonera AB (Diversified Telecommunication Services)	2,268

		28,597

	Switzerland — 10.38%
618,918	ABB Ltd., Registered Shares (Electrical Equipment)	13,953
13,163	Actelion Ltd. (Biotechnology)	2,285
44,708	Adecco SA, Registered Shares (Professional Services)	2,521
143,988	Aryzta AG (Food Products)	6,407
3,357	Baloise Holding AG, Registered Shares (Insurance)	407
127,900	Clariant AG (Chemicals)	2,206
114,212	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	6,968
86,322	Credit Suisse Group AG (Capital Markets)	1,135
9,865	Kuehne & Nagel International Ltd. (Marine)	1,434
82,402	LafargeHolcim Ltd., Registered Shares (Construction Materials)	4,465
249,942	Nestle SA (Food Products)	19,742
294,207	Novartis AG, Registered Shares (Pharmaceuticals)	23,226
1,811	Pargesa Holding SA (Diversified Financial Services)	124
101,762	Roche Holding AG (Pharmaceuticals)	25,295
1,077	SGS SA, Registered Shares (Professional Services)	2,414
2,124	Swiss Life Holding AG (Insurance)	551
6,701	Swiss Prime Site AG (Real Estate Management & Development)	589
23,041	Swiss Re AG (Insurance)	2,082
3,041	Swisscom AG (Diversified Telecommunication Services)	1,447
376,241	UBS Group AG (Capital Markets)	5,141
47,020	Zurich Financial Services AG (Insurance)	12,129

		134,521

	Taiwan — 0.23%
496,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,916

	Thailand — 0.02%
316,300	Thai Beverage PCL (Beverages)	225

	United Kingdom — 19.24%
47,896	Aberdeen Asset Management PLC (Capital Markets)	202
14,820	Admiral Group PLC (Insurance)	393
38,940	Aon PLC (Insurance)	4,380
220,359	AstraZeneca PLC (Pharmaceuticals)	14,266
2,054,574	Aviva PLC (Insurance)	11,722
73,278	Babcock International Group PLC (Commercial Services & Supplies)	981
629,073	BAE Systems PLC (Aerospace & Defense)	4,273
1,143,693	Balfour Beatty PLC (Construction & Engineering) (a)	4,138

Shares	Security Description	Value (000)
	United Kingdom (continued)
3,513,487	Barclays PLC (Banks)	$7,616
445,022	BHP Billiton PLC (Metals & Mining)	6,691
2,273,151	BP PLC (Oil, Gas & Consumable Fuels)	13,247
231,663	British American Tobacco PLC (Tobacco)	14,772
69,069	British Land Co. PLC (Equity Real Estate Investment Trusts)	566
104,077	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	399
164,412	Carnival PLC (Hotels, Restaurants & Leisure)	8,020
542,903	Centrica PLC (Multi-Utilities)	1,605
1,158,719	Cobham PLC (Aerospace & Defense)	2,520
76,889	Coca-Cola European Partners PLC (Beverages)	3,068
20,102	Delphi Automotive PLC (Auto Components)	1,434
245,897	Diageo PLC (Beverages)	7,042
94,599	Direct Line Insurance Group PLC (Insurance)	447
22,084	easyJet PLC (Airlines)	288
297,922	G4S PLC (Commercial Services & Supplies)	878
902,966	GlaxoSmithKline PLC (Pharmaceuticals)	19,229
1,445,328	HSBC Holdings PLC (Banks)	10,862
32,244	ICAP PLC (Capital Markets)	194
47,615	Imperial Tobacco Group PLC (Tobacco)	2,450
46,346	Inmarsat PLC (Diversified Telecommunication Services)	422
21,674	Investec PLC (Capital Markets)	132
767,920	ITV PLC (Media)	1,862
270,201	J Sainsbury PLC (Food & Staples Retailing)	860
428,170	Legal & General Group PLC (Insurance)	1,213
87,325	Liberty Global PLC, Class – A (Media) (a)	2,985
128,651	Liberty Global PLC, Class – C (Media) (a)	4,251
9,044,561	Lloyds Banking Group PLC (Banks)	6,389
234,880	Marks & Spencer Group PLC (Multiline Retail)	1,007
358,484	National Grid PLC (Multi-Utilities)	5,062
356,523	Old Mutual PLC (Insurance)	934
152,058	Pearson PLC (Media)	1,486
64,089	Persimmon PLC (Household Durables)	1,506
5,176	Provident Financial PLC (Consumer Finance)	203
385,349	Prudential PLC (Insurance)	6,831
285,293	Rio Tinto PLC (Metals & Mining)	9,481
319,805	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	7,955
811,287	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	21,030
146,772	Royal Mail PLC (Air Freight & Logistics)	931
400,427	SSE PLC (Electric Utilities)	8,129
10,541	St James Place PLC (Insurance)	129
141,062	Standard Life PLC (Insurance)	628
96,850	Tate & Lyle PLC (Food Products)	940
28,574	The Berkeley Group Holdings PLC (Household Durables)	955
87,797	Unilever PLC (Personal Products)	4,154
5,602,055	Vodafone Group PLC (Wireless Telecommunication Services)	16,063
14,541	Willis Towers Watson PLC (Insurance)	1,931

		249,152

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United States — 0.48%
2,258	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	$1,890
47,258	Cognizant Technology Solutions Corp. (IT Services) (a)	2,254
8,163	Liberty Global PLC LiLAC, Class – A (Media) (a)	225
14,841	Liberty Global PLC LiLAC, Class – C (Media) (a)	417
12,302	WABCO Holdings, Inc. (Machinery) (a)	1,397

		6,183

	Total Common Stocks	1,191,881

	Preferred Stocks — 1.26%
	Germany — 1.26%
4,480	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	331
19,743	Henkel AG & Co. KGaA – Preferred (Household Products)	2,687
101,199	Volkswagen AG – Preferred (Automobiles)	13,329

	Total Preferred Stocks	16,347

	Time Deposit — 1.08%
$13,914	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	13,914

	Total Time Deposit	13,914

	Mutual Funds — 4.68%
934,000	Dreyfus Treasury Prime Cash Management, 0.16% (c)	934
1,067,000	Federated Treasury Obligations Fund, Institutional Shares, 0.18% ^^(c)	1,067
1,459,000	State Street Institutional Treasury Money Market Fund, 0.15% (c)	1,459
57,058,000	State Street Institutional Treasury Plus Money Market Fund, 0.15% (c)	57,058

	Total Mutual Funds	60,518

	Repurchase Agreement — 0.05%
$598	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $598,255 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $610,187) ^^	598

	Total Repurchase Agreement	598

Value (000)
Total Investments (cost $1,251,705) — 99.15%	$1,283,258
Other assets in excess of liabilities — 0.85%	10,994

Net Assets — 100.00%	$1,294,252

Amounts	designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $1,588 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on September 30, 2016.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	11.07%	51.55%	29.46%	0.00%	—	—	92.08%
Preferred Stocks	0.21%	0.02%	1.03%	—	—	—	1.26%
Time Deposit	0.23%	—	0.83%	—	0.02%	—	1.08%
Mutual Funds	—	0.12%	0.05%	0.10%	4.41%	0.00%	4.68%
Repurchase Agreement	—	0.02%	0.03%	—	—	—	0.05%
Other Assets (Liabilities)	0.08%	0.46%	0.01%	—	0.30%	—	0.85%

Total Net Assets	11.59%	52.17%	31.41%	0.10%	4.73%	0.00%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(85)	Euro FX Currency Future	$(11,982)	12/19/16	$(26)
(107)	Japanese Yen Future	(13,229)	12/19/16	(153)
713	Mini MSCI EAFE Index Future	60,844	12/16/16	680

	Net Unrealized Appreciation/(Depreciation)			$501

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.25%
	Australia — 4.84%
774,750	Alumina Ltd. (Metals & Mining)	$872
230,527	Amcor Ltd. (Containers & Packaging)	2,684
309,353	AMP Ltd. (Diversified Financial Services)	1,257
146,069	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	1,776
656,705	Aurizon Holdings Ltd. (Road & Rail)	2,374
276,297	AusNet Services (Electric Utilities)	348
336,374	Australia & New Zealand Banking Group Ltd. (Banks)	7,164
43,403	Bank of Queensland Ltd. (Banks)	380
56,133	Bendigo & Adelaide Bank Ltd. (Banks)	465
1,034,755	BHP Billiton Ltd. (Metals & Mining)	17,921
103,523	BlueScope Steel Ltd. (Metals & Mining)	618
14,301	Cochlear, Ltd. (Health Care Equipment & Supplies)	1,550
206,383	Commonwealth Bank of Australia (Banks)	11,507
36,920	Computershare Ltd. (IT Services)	293
88,314	Crown Resorts, Ltd. (Hotels, Restaurants & Leisure)	891
60,753	CSL Ltd. (Biotechnology)	4,995
163,911	Dexus Property Group (Equity Real Estate Investment Trusts)	1,152
366,293	DUET Group (Multi-Utilities)	705
143,742	Fortescue Metals Group Ltd. (Metals & Mining)	550
413,435	Harvey Norman Holdings Ltd. (Multiline Retail)	1,655
292,012	Insurance Australia Group Ltd. (Insurance)	1,230
22,791	Jb Hi-Fi Ltd. (Specialty Retail)	507
20,992	Macquarie Group Ltd. (Capital Markets)	1,328
56,111	Magellan Financial Group Ltd. (Capital Markets)	937
723,815	Mirvac Group (Equity Real Estate Investment Trusts)	1,248
314,161	National Australia Bank Ltd. (Banks)	6,752
124,534	Orica Ltd. (Chemicals)	1,459
21,581	Platinum Asset Management Ltd. (Capital Markets)	83
126,516	QBE Insurance Group Ltd. (Insurance)	905
177,054	Regis Resources Ltd. (Metals & Mining)	519
161,769	Rio Tinto Ltd. (Metals & Mining)	6,434
104,947	Sandfire Resources NL (Metals & Mining)	409
471,054	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,725
157,216	Suncorp Group Ltd. (Insurance)	1,466
222,470	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	852
349,307	Tatts Group Ltd. (Hotels, Restaurants & Leisure)	982
887,617	Telstra Corp. Ltd. (Diversified Telecommunication Services)	3,538
674,931	Vicinity Centres (Equity Real Estate Investment Trusts)	1,646
401,515	Westfield Corp. (Equity Real Estate Investment Trusts)	3,003
373,755	Westpac Banking Corp. (Banks)	8,502

		102,682

	Austria — 0.07%
4,153	ANDRITZ AG (Machinery)	226
24,385	Erste Group Bank AG (Banks)	722
12,537	OMV AG (Oil, Gas & Consumable Fuels)	361
6,140	Voestalpine AG (Metals & Mining)	212

		1,521

Shares	Security Description	Value (000)
	Belgium — 0.89%
15,452	Ageas (Insurance)	$565
81,255	Anheuser-Busch InBev NV (Beverages)	10,683
19,291	Belgacom SA (Diversified Telecommunication Services)	577
4,931	Groupe Bruxelles Lambert SA (Diversified Financial Services)	438
32,894	KBC Groep NV (Banks) (a)	1,920
13,899	Ontex Group NV (Personal Products)	442
12,529	Solvay SA (Chemicals)	1,452
36,202	Telenet Group Holding NV (Media) (a)	1,891
12,574	UCB SA (Pharmaceuticals)	973

		18,941

	Bermuda — 0.04%
224,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	928

	Canada — 0.43%
24,288	Canadian Pacific Railway Ltd. (Road & Rail)	3,709
313,600	Encana Corp. (Oil, Gas & Consumable Fuels)	3,278
71,400	Manulife Financial Corp. (Insurance)	1,007
28,458	Rogers Communications, Inc. (Wireless Telecommunication Services)	1,207

		9,201

	Cayman Islands — 0.03%
12,626	Ctrip.com International, ADR (Internet & Direct Marketing Retail) (a)	588

	China — 1.36%
34,500	Baidu, Inc., ADR (Internet Software & Services) (a)	6,281
586,817	China Construction Bank Corp., H Shares (Banks)	441
1,028,482	China Mobile Ltd. (Wireless Telecommunication Services)	12,634
6,193,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	7,814
26,300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,594

		28,764

	Czech Republic — 0.02%
15,900	AVG Technologies NV (Software) (a)	398

	Denmark — 1.33%
862	A.P. Moller – Maersk A/S, Class – A (Marine)	1,211
2,761	A.P. Moller – Maersk A/S, Class – B (Marine)	4,062
89,001	Danske Bank A/S (Banks)	2,604
71,729	ISS A/S (Commercial Services & Supplies) (b)	2,981
356,537	Novo Nordisk A/S, Class – B (Pharmaceuticals)	14,864
197,749	TDC A/S (Diversified Telecommunication Services)	1,165
11,853	Tryg A/S (Insurance)	238
12,737	Vestas Wind Systems A/S (Electrical Equipment)	1,052

		28,177

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Faroe Islands — 0.02%
11,980	Bakkafrost P/F (Food Products)	$501

	Finland — 0.60%
19,237	Elisa Oyj (Diversified Telecommunication Services)	709
60,753	Fortum Oyj (Electric Utilities)	982
52,984	Kone Oyj (Machinery)	2,689
30,808	Metso Oyj (Machinery)	899
31,805	Nokian Renkaat Oyj (Auto Components)	1,159
44,211	Sampo Oyj, Class – A (Insurance)	1,964
148,473	Stora Enso Oyj, R Shares (Paper & Forest Products)	1,319
144,473	UPM-Kymmene Oyj (Paper & Forest Products)	3,050

		12,771

	France — 8.65%
343,227	AXA SA (Insurance)	7,297
345,723	BNP Paribas (Banks)	17,779
69,091	Bouygues SA (Construction & Engineering)	2,291
18,213	Casino Guichard-Perrachon SA (Food & Staples Retailing)	886
52,009	CNP Assurances (Insurance)	874
128,847	Credit Agricole SA (Banks)	1,271
47,475	Danone SA (Food Products)	3,525
68,768	Edenred (Commercial Services & Supplies)	1,606
22,407	Elis SA (Commercial Services & Supplies)	370
760,094	ENGIE (Multi-Utilities)	11,783
58,221	Eutelsat Communications (Media)	1,205
21,370	Faurecia (Auto Components)	839
5,686	Fonciere des Regions (Equity Real Estate Investment Trusts)	530
5,335	Gecina SA (Equity Real Estate Investment Trusts)	841
2,502	Hermes International (Textiles, Apparel & Luxury Goods)	1,018
6,085	Icade (Equity Real Estate Investment Trusts)	475
36,856	Klepierre (Equity Real Estate Investment Trusts)	1,692
37,314	Lagardere SCA (Media)	950
82,720	Legrand SA (Electrical Equipment)	4,876
6,218	L’Oreal SA (Personal Products)	1,175
4,785	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	816
108,619	Natixism SA (Banks)	507
418,944	Orange (Diversified Telecommunication Services) (b)	6,563
15,651	Pernod Ricard SA (Beverages)	1,853
26,891	Peugeot SA (Automobiles) (a)	411
7,540	Rubis SA (Gas Utilities)	691
337,822	Sanofi-Aventis (Pharmaceuticals)	25,722
312,234	Schneider Electric SA (Electrical Equipment)	21,717
19,399	SCOR SE (Insurance)	603
153,141	Societe Generale (Banks)	5,297
53,762	Suez Environnement Co. (Multi-Utilities)	888
36,722	Technip SA (Energy Equipment & Services)	2,257
728,411	Total SA (Oil, Gas & Consumable Fuels)	34,640
11,724	UbiSoft Entertainment SA (Software) (a)	443
18,276	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	4,926
39,497	Valeo SA (Auto Components)	2,305
75,032	Veolia Environnement (Multi-Utilities)	1,729
359,476	Vivendi (Media)	7,254

Shares	Security Description	Value (000)
	France (continued)
141,967	Zodiac Aerospace (Aerospace & Defense)	$3,455

		183,360

	Germany — 7.21%
57,753	Allianz SE (Insurance)	8,581
8,892	Axel Springer AG (Media)	456
261,727	BASF SE (Chemicals)	22,408
32,556	Bayer AG (Pharmaceuticals)	3,269
61,346	Bayerische Motoren Werke AG (Automobiles)	5,164
32,510	Beiersdorf AG (Personal Products)	3,068
67,616	Commerzbank AG (Banks)	437
16,669	Continental AG (Auto Components)	3,512
178,919	Daimler AG, Registered Shares (Automobiles)	12,617
75,385	Deutsche Boerse AG (Capital Markets) (a)	6,118
43,713	Deutsche Lufthansa AG, Registered Shares (Airlines)	487
246,740	Deutsche Post AG (Air Freight & Logistics)	7,724
310,955	Deutsche Telekom AG (Diversified Telecommunication Services)	5,223
189,087	E.ON AG (Multi-Utilities)	1,344
30,189	Evonik Industries AG (Chemicals)	1,022
4,110	Hannover Rueckversicherung AG (Insurance)	441
13,512	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	748
34,436	K+S AG – Registered (Chemicals)	654
75,390	Linde AG (Chemicals)	12,809
6,974	MAN SE (Machinery)	735
32,263	Metro AG (Food & Staples Retailing)	960
5,998	MTU Aero Engines AG (Aerospace & Defense)	607
20,656	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	3,857
94,717	ProSiebenSat.1 Media AG (Media)	4,060
5,437	Rheinmetall AG (Industrial Conglomerates)	379
244,192	SAP SE (Software)	22,330
134,842	Siemens AG (Industrial Conglomerates)	15,809
61,909	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	250
92,328	TUI AG (Hotels, Restaurants & Leisure)	1,312
18,900	Uniper SE (Independent Power & Renewable Electricity Producers) (a)	231
8,504	United Internet AG (Internet Software & Services)	377
66,880	Vonovia SE (Real Estate Management & Development)	2,535
64,052	Wirecard AG (IT Services)	3,327

		152,851

	Hong Kong — 2.61%
896,918	AIA Group Ltd. (Insurance) (b)	6,032
40,453	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	4,280
81,800	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	677
543,505	BOC Hong Kong (Holdings) Ltd. (Banks)	1,849
470,000	Cathay Pacific Airways Ltd. (Airlines)	657
128,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,104

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
940,669	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	$2,523
321,919	CLP Holdings Ltd. (Electric Utilities)	3,334
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) *(a)	—
455,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,032
113,109	Hang Seng Bank Ltd. (Banks)	2,031
216,400	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,291
510,877	HK Electric Investments Ltd. (Electric Utilities)	501
520,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	732
117,000	Hysan Development Co. (Real Estate Management & Development)	551
120,500	Kerry Properties Ltd. (Real Estate Management & Development)	396
2,176,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,121
1,105,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,449
876,000	PCCW Ltd. (Diversified Telecommunication Services)	540
273,038	Power Assets Holdings Ltd. (Electric Utilities)	2,672
591,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,055
767,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	568
310,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,714
132,326	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	1,433
224,800	Swire Properties Ltd. (Real Estate Management & Development)	661
547,826	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,044
806,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	5,914
1,501,000	WH Group, Ltd. (Food Products)	1,213
361,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	2,144
97,250	Xinyi Automobile Glass Hong Kong Enterprise Ltd. (Auto Components) (a)	20
776,000	Xinyi Glass Holdings Ltd. (Auto Components)	706

		55,244

	Indonesia — 0.01%
249,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)	234

	Ireland (Republic of) — 0.79%
2,200	Allegion PLC (Building Products)	152
110,175	CRH PLC (Construction Materials)	3,658
176,303	Experian PLC (Professional Services)	3,522
99,144	Medtronic PLC (Health Care Equipment & Supplies)	8,566
6,855	Ryanair Holdings PLC, ADR (Airlines)	514

Shares	Security Description	Value (000)
	Ireland (Republic of) (continued)
11,991	Smurfit Kappa Group PLC (Containers & Packaging)	$268

		16,680

	Israel — 0.30%
124,402	Bank Hapoalim B.M. (Banks)	707
392,830	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	741
173,900	Israel Chemicals Ltd. (Chemicals)	678
92,584	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	4,299

		6,425

	Italy — 1.04%
140,612	Assicurazioni Generali SpA (Insurance)	1,716
62,325	Atlantia SpA (Transportation Infrastructure)	1,583
256,158	Enel SpA (Electric Utilities)	1,141
658,698	Eni SpA (Oil, Gas & Consumable Fuels)	9,491
1,226,967	Intesa Sanpaolo SpA (Banks)	2,723
90,039	Intesa Sanpaolo SpA (Banks)	189
54,638	Mediobanca S.p.A. (Banks)	356
50,947	Poste Italiane SpA (Insurance)	349
321,381	Snam Rete Gas SpA (Gas Utilities)	1,782
784,189	Telecom Italia SpA (Diversified Telecommunication Services)	532
197,264	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	1,017
504,865	UniCredit SpA (Banks)	1,177

		22,056

	Japan — 19.98%
30,200	ADVANTEST Corp. (Semiconductors & Semiconductor Equipment)	409
10,700	Aeon Credit Service Co. Ltd. (Consumer Finance)	187
47,732	Aisin Seiki Co. Ltd. (Auto Components)	2,187
83,500	Amada Holdings Co. Ltd. (Machinery)	869
102,000	Aozora Bank Ltd. (Banks)	352
406,575	Asahi Glass Co. Ltd. (Building Products)	2,629
69,700	Asahi Group Holdings Ltd. (Beverages)	2,539
333,000	Asahi Kasei Corp. (Chemicals)	2,654
57,300	Astellas Pharma, Inc. (Pharmaceuticals)	895
20,849	Benesse Holdings, Inc. (Diversified Consumer Services)	533
164,000	Bridgestone Corp. (Auto Components)	6,044
58,800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,034
33,300	CALBEE, Inc. (Food Products)	1,262
305,367	Canon, Inc. (Technology Hardware, Storage & Peripherals)	8,867
57,600	Casio Computer Co. Ltd. (Household Durables)	807
6,700	Central Japan Railway Co. (Road & Rail)	1,147
146,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,433
169,691	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	4,078
30,967	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	4,953
78,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	2,155
100,000	Daiwa Securities Group, Inc. (Capital Markets)	563
120,600	Denso Corp. (Auto Components)	4,813
125,200	East Japan Railway Co. (Road & Rail)	11,303

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
67,171	Eisai Co. Ltd. (Pharmaceuticals)	$4,202
17,700	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	425
48,800	Fanuc Ltd. (Machinery)	8,244
18,800	Foster Electric Co. Ltd. (Household Durables)	346
145,000	Fuji Electric Co. Ltd. (Electrical Equipment)	666
161,300	Fuji Heavy Industries Ltd. (Automobiles)	6,053
463,000	Fujitsu Ltd. (IT Services)	2,492
72,000	Fukuoka Financial Group, Inc. (Banks)	299
96,500	GungHo Online Entertainment, Inc. (Software) ^	237
82,100	HASEKO Corp. (Household Durables)	790
66,400	Hino Motors Ltd. (Machinery)	710
25,200	Hitachi Chemical Co. Ltd. (Chemicals)	579
29,900	Hitachi Construction Machinery Co. Ltd. (Machinery)	596
3,348,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	15,693
18,600	Hokuriku Electric Power Co. (Electric Utilities)	227
402,924	Honda Motor Co. Ltd. (Automobiles)	11,630
21,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	451
36,000	Iida Group Holdings Co. Ltd. (Household Durables)	725
140,200	Isuzu Motors Ltd. (Automobiles)	1,651
456,968	ITOCHU Corp. (Trading Companies & Distributors)	5,754
57,600	J. Front Retailing Co. Ltd. (Multiline Retail)	754
290,100	Japan Airlines Co. Ltd. (Airlines)	8,529
107	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	483
175	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	1,047
337	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	831
501,782	Japan Tobacco, Inc. (Tobacco)	20,544
66,445	JS Group Corp. (Building Products)	1,424
47,083	JSR Corp. (Chemicals)	740
147,900	JTEKT Corp. (Machinery)	2,222
604,924	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,449
54,100	Kakaku.com, Inc. (Internet Software & Services)	980
31,500	Kanamoto Co. Ltd. (Trading Companies & Distributors)	810
369,000	Kawasaki Heavy Industries Ltd. (Machinery)	1,143
857,000	KDDI Corp. (Wireless Telecommunication Services)	26,556
700	Keyence Corp. (Electronic Equipment, Instruments & Components)	513
215,732	Kirin Holdings Co. Ltd. (Beverages)	3,586
525,000	Komatsu Ltd. (Machinery)	12,046
124,300	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,053
94,829	Kuraray Co. Ltd. (Chemicals)	1,407
77,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	3,734
17,326	Lawson, Inc. (Food & Staples Retailing)	1,369
144,000	Lion Corp. (Household Products)	2,334
443,331	Marubeni Corp. (Trading Companies & Distributors)	2,278

Shares	Security Description	Value (000)
	Japan (continued)
50,800	Marui Group Co. Ltd. (Multiline Retail)	$671
13,977	Maruichi Steel Tube Ltd. (Metals & Mining)	483
65,520	Mebuki Financial Group, Inc. (Banks)	235
14,100	Miraca Holdings, Inc. (Health Care Providers & Services)	703
456,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	2,861
385,940	Mitsubishi Corp. (Trading Companies & Distributors)	8,799
370,000	Mitsubishi Electric Corp. (Electrical Equipment)	4,743
47,500	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	680
801,000	Mitsubishi Heavy Industries Ltd. (Machinery)	3,351
60,643	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,299
1,839,082	Mitsubishi UFJ Financial Group, Inc. (Banks)	9,318
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	118
469,526	Mitsui & Co. Ltd. (Trading Companies & Distributors)	6,508
201,000	Mitsui Chemicals, Inc. (Chemicals)	956
2,271,792	Mizuho Financial Group, Inc. (Banks)	3,830
11,800	Morinaga & Co. Ltd. (Food Products)	569
49,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,366
10,300	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,345
651,000	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,679
42,895	NGK Insulators Ltd. (Machinery)	892
50,300	NHK SPRING Co. Ltd. (Auto Components)	488
59,500	Nichirei Corp. (Food Products)	1,336
210,000	Nikon Corp. (Household Durables)	3,136
188	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	1,192
96,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	497
386,400	Nippon Light Metal Holdings Co. (Metals & Mining)	834
195	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	493
223,300	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	10,214
890,579	Nissan Motor Co. Ltd. (Automobiles)	8,737
26,400	NOK Corp. (Auto Components)	578
239,300	Nomura Holdings, Inc. (Capital Markets)	1,073
14,600	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	247
485	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	809
374,970	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,527
48,100	Obayashi Corp. (Construction & Engineering)	477
15,900	OBIC Co., Ltd. (IT Services)	847
227,090	Oji Paper Co. Ltd. (Paper & Forest Products)	900
205,800	ORIX Corp. (Diversified Financial Services)	3,036
232,477	Osaka Gas Co. Ltd. (Gas Utilities)	975

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,500	OTSUKA Corp. (IT Services)	$689
105,881	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,827
557,700	Panasonic Corp. (Household Durables)	5,578
212,285	Resona Holdings, Inc. (Banks)	893
191,500	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,733
86,000	Sanden Holdings Corp. (Auto Components) ^	257
13,504	Sankyo Co. Ltd. (Leisure Products)	461
10,000	SBI Holdings, Inc. (Capital Markets)	119
42,100	Sega Sammy Holdings, Inc. (Leisure Products)	601
103,457	Sekisui Chemical Co. Ltd. (Household Durables)	1,488
155,365	Sekisui House Ltd. (Household Durables)	2,647
8,300	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	392
44,300	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	412
67,700	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	2,007
19,200	Sony Financial Holdings, Inc. (Insurance)	264
804,000	Sumitomo Chemical Co. Ltd. (Chemicals)	3,574
308,200	Sumitomo Corp. (Trading Companies & Distributors)	3,451
189,200	Sumitomo Electric Industries Ltd. (Auto Components)	2,675
137,000	Sumitomo Heavy Industries Ltd. (Machinery)	677
488,123	Sumitomo Mitsui Financial Group, Inc. (Banks)	16,491
33,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,091
44,831	Sumitomo Rubber Industries Ltd. (Auto Components)	678
60,000	T&D Holdings, Inc. (Insurance)	677
218,585	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	10,478
103,800	Teijin Ltd. (Chemicals)	2,014
62,000	The Chiba Bank Ltd. (Banks)	352
35,700	The Chugoku Electric Power Co., Inc. (Electric Utilities)	449
141,100	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	1,936
51,700	The Hachijuni Bank Ltd. (Banks)	269
64,000	The Hiroshima Bank Ltd. (Banks)	266
46,000	The Shizuoka Bank Ltd. (Banks)	369
27,300	The Yokohama Rubber Co. Ltd. (Auto Components)	437
30,600	THK Co. Ltd. (Machinery)	602
66,900	Tokio Marine Holdings, Inc. (Insurance)	2,566
276,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,228
72,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	732
16,381	Toyoda Gosei Co. Ltd. (Auto Components)	381
40,800	Toyota Industries Corp. (Auto Components)	1,894
326,100	Toyota Motor Corp. (Automobiles)	18,920
54,100	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,257
28,400	Trend Micro, Inc. (Software)	991
364	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	662
56,500	USS Co. Ltd. (Specialty Retail)	956
91,500	West Japan Railway Co. (Road & Rail)	5,677

Shares	Security Description	Value (000)
	Japan (continued)
351,000	Yahoo Japan Corp. (Internet Software & Services)	$1,400
165,300	Yamada Denki Co. Ltd. (Specialty Retail)	820
69,900	Yamaha Motor Co. Ltd. (Automobiles)	1,412

		423,867

	Jersey — 0.14%
121,188	Petrofac Ltd. (Energy Equipment & Services)	1,402
26,486	Wolseley PLC (Trading Companies & Distributors)	1,490

		2,892

	Luxembourg — 0.44%
487,274	ArcelorMittal (Metals & Mining) (a)	2,971
17,715	Millicom International Cellular SA (Wireless Telecommunication Services)	918
13,659	RTL Group (Media)	1,135
115,228	SES – FDR, Class – A (Media)	2,829
134,047	Subsea 7 SA (Energy Equipment & Services) (a)	1,447

		9,300

	Netherlands — 3.03%
108,938	AEGON NV (Insurance)	415
11,100	Aercap Holdings NV (Trading Companies & Distributors) (a)	427
37,080	Airbus Group NV (Aerospace & Defense)	2,249
204,380	Akzo Nobel NV (Chemicals)	13,822
15,827	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,735
9,472	Grandvision NV (Specialty Retail)	263
6,422	Heineken Holding NV, Class – A (Beverages)	515
4,567	Heineken NV (Beverages)	401
566,498	ING Groep NV (Banks)	6,993
268,605	Koninklijke (Royal) KPN NV (Diversified Telecommunication Services)	891
12,451	Koninklijke Boskalis Westminster NV (Construction & Engineering)	443
28,897	Koninklijke DSM NV (Chemicals)	1,951
150,103	Koninklijke Philips Electronics NV (Industrial Conglomerates)	4,441
8,441	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	443
74,494	NN Group NV (Insurance)	2,287
18,415	Randstad Holding NV (Professional Services)	837
440,090	Reed Elsevier NV (Professional Services)	7,871
208,571	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,704
712,470	TNT NV (Air Freight & Logistics) (a)	3,232
276,569	Unilever NV (Personal Products)	12,741
13,787	Wolters Kluwer NV (Professional Services)	589

		64,250

	New Zealand — 0.05%
30,948	Contact Energy Ltd. (Electric Utilities)	114
68,364	Fletcher Building Ltd. (Construction Materials)	534
123,446	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	325

		973

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway — 0.59%
56,331	Aker BP ASA (Oil, Gas & Consumable Fuels) (a)	$899
51,219	DNB ASA (Banks)	674
17,391	Gjensidige Forsikring ASA (Insurance)	325
83,990	Marine Harvest (Food Products)	1,507
16,472	Salmar ASA (Food Products)	504
264,738	Statoil ASA (Oil, Gas & Consumable Fuels) ^	4,446
148,756	Telenor ASA (Diversified Telecommunication Services)	2,559
50,354	Yara International ASA (Chemicals)	1,679

		12,593

	Portugal — 0.18%
79,677	Altri, SGPS, SA (Paper & Forest Products)	278
173,839	EDP – Energias de Portugal SA (Electric Utilities)	583
79,884	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	1,091
106,143	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	1,840

		3,792

	Singapore — 1.27%
681,200	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,262
609,509	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	713
508,900	Capitaland, Ltd. (Real Estate Management & Development)	1,202
750,200	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,195
710,791	Keppel Corp. Ltd. (Industrial Conglomerates)	2,830
644,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	4,109
482,147	Singapore Press Holdings Ltd. (Media)	1,352
424,800	Singapore Tech Engineering (Aerospace & Defense)	1,011
2,372,510	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	6,941
614,580	Suntec REIT (Equity Real Estate Investment Trusts)	775
327,900	United Overseas Bank Ltd. (Banks)	4,549
1,752,811	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	970

		26,909

	South Africa — 0.02%
76,767	African Bank Investments Ltd. (Diversified Financial Services) *(a)	—
37,572	Mediclinic International PLC (Health Care Providers & Services)	450

		450

	South Korea — 1.04%
34,158	KT&G Corp. (Tobacco)	3,890
16	Orion Corp. (Food Products)	12
6,260	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,121
43,650	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	8,952

		21,975

Shares	Security Description	Value (000)
	Spain — 2.20%
152,232	Abertis Infraestructuras SA (Transportation Infrastructure)	$2,371
15,305	Amadeus IT Holding SA, A Shares (IT Services)	764
680,633	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,118
270,686	Banco Popular Espanol SA (Banks)	335
2,150,847	Banco Santander SA (Banks)	9,541
2,688,079	CaixaBank SA (Banks)	6,792
114,178	Corporacion Mapfre (Insurance)	319
29,663	Enagas (Gas Utilities)	892
38,001	Endesa (Electric Utilities)	815
44,939	Gas Natural SDG SA (Gas Utilities)	924
110,538	Grifols SA, ADR (Biotechnology)	1,765
50,462	Grifols SA (Biotechnology)	1,088
643,584	Iberdrola SA (Electric Utilities)	4,375
35,800	Industria de Diseno Textil SA (Specialty Retail)	1,327
302,523	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,109
703,447	Telefonica SA (Diversified Telecommunication Services)	7,113

		46,648

	Sweden — 2.31%
90,650	Alfa Laval AB (Machinery)	1,421
27,905	Axfood AB (Food & Staples Retailing)	493
31,380	Boliden AB (Metals & Mining)	738
27,513	Bonava AB (Household Durables) (a)	347
65,531	Husqvarna AB (Household Durables)	572
754,743	Nordea Bank AB (Banks)	7,498
374,361	Skandinaviska Enskilda Banken AB, Class – A (Banks)	3,764
185,720	Skanska AB, B Shares (Construction & Engineering)	4,340
355,435	Svenska Handelsbanken AB, A Shares (Banks)	4,887
299,197	Swedbank AB, A Shares (Banks)	7,032
117,855	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,018
1,678,526	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	12,124
868,354	TeliaSonera AB (Diversified Telecommunication Services)	3,891
79,031	Volvo AB, B Shares (Machinery)	903

		49,028

	Switzerland — 9.47%
917,932	ABB Ltd., Registered Shares (Electrical Equipment)	20,695
36,571	Actelion Ltd. (Biotechnology)	6,348
77,632	Adecco SA, Registered Shares (Professional Services)	4,377
148,712	Aryzta AG (Food Products)	6,617
5,928	Baloise Holding AG, Registered Shares (Insurance)	718
29	Chocoladefabriken Lindt & Sprungil AG (Food Products)	168
122,202	Clariant AG (Chemicals)	2,107
110,250	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	6,726
143,139	Credit Suisse Group AG (Capital Markets)	1,882
1,414	Geberit AG (Building Products)	620
16,974	Kuehne & Nagel International Ltd. (Marine)	2,468

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
144,230	LafargeHolcim Ltd., Registered Shares (Construction Materials)	$7,815
434,273	Nestle SA (Food Products)	34,302
395,727	Novartis AG, Registered Shares (Pharmaceuticals)	31,241
3,140	Pargesa Holding SA (Diversified Financial Services)	215
164,325	Roche Holding AG (Pharmaceuticals)	40,846
1,872	SGS SA, Registered Shares (Professional Services)	4,196
6,891	Swiss Life Holding AG (Insurance)	1,788
11,986	Swiss Prime Site AG (Real Estate Management & Development)	1,053
38,931	Swiss Re AG (Insurance)	3,517
5,186	Swisscom AG (Diversified Telecommunication Services)	2,468
498,304	UBS Group AG (Capital Markets)	6,809
53,482	Zurich Financial Services AG (Insurance)	13,797

		200,773

	Taiwan — 0.15%
76	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	—
4,266	China Life Insurance Co. Ltd. (Insurance)	4
538,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,163

		3,167

	Thailand — 0.01%
342,800	Thai Beverage PCL (Beverages)	244

	United Kingdom — 17.75%
72,459	Aberdeen Asset Management PLC (Capital Markets)	306
78,151	Admiral Group PLC (Insurance)	2,074
71,907	Anglo American PLC (Metals & Mining) (a)	897
41,811	Aon PLC (Insurance)	4,703
385,811	AstraZeneca PLC (Pharmaceuticals)	24,977
2,337,369	Aviva PLC (Insurance)	13,335
77,944	Babcock International Group PLC (Commercial Services & Supplies)	1,043
1,310,506	BAE Systems PLC (Aerospace & Defense)	8,901
1,266,959	Balfour Beatty PLC (Construction & Engineering) (a)	4,584
3,708,132	Barclays PLC (Banks)	8,038
37,356	Bellway PLC (Household Durables)	1,145
758,932	BHP Billiton PLC (Metals & Mining)	11,411
4,164,309	BP PLC (Oil, Gas & Consumable Fuels)	24,269
274,036	British American Tobacco PLC (Tobacco)	17,474
121,613	British Land Co. PLC (Equity Real Estate Investment Trusts)	996
138,048	British Sky Broadcasting Group PLC (Media)	1,600
510,424	BT Group PLC (Diversified Telecommunication Services)	2,568
167,468	Capital Shopping Centres Group PLC (Equity Real Estate Investment Trusts)	642
165,985	Carnival PLC (Hotels, Restaurants & Leisure)	8,097
2,076,290	Centrica PLC (Multi-Utilities)	6,138
1,455,201	Cobham PLC (Aerospace & Defense)	3,165
104,294	Coca-Cola European Partners PLC (Beverages)	4,161

Shares	Security Description	Value (000)
	United Kingdom (continued)
48,647	Compass Group PLC (Hotels, Restaurants & Leisure)	$942
277,358	Debenhams PLC (Multiline Retail)	200
21,784	Delphi Automotive PLC (Auto Components)	1,554
225,489	Diageo PLC (Beverages)	6,458
230,674	Direct Line Insurance Group PLC (Insurance)	1,089
38,055	easyJet PLC (Airlines)	496
496,082	G4S PLC (Commercial Services & Supplies)	1,463
1,332,025	GlaxoSmithKline PLC (Pharmaceuticals)	28,365
48,134	Hargreaves Lansdown PLC (Capital Markets)	792
2,679,244	HSBC Holdings PLC (Banks)	20,135
57,670	ICAP PLC (Capital Markets)	347
38,004	IG Group Holdings PLC (Capital Markets)	429
71,394	Imperial Tobacco Group PLC (Tobacco)	3,674
80,528	Inmarsat PLC (Diversified Telecommunication Services)	734
38,766	Investec PLC (Capital Markets)	236
1,353,348	ITV PLC (Media)	3,282
620,037	J Sainsbury PLC (Food & Staples Retailing)	1,974
745,489	Legal & General Group PLC (Insurance)	2,112
92,780	Liberty Global PLC, Class – A (Media) (a)	3,171
136,517	Liberty Global PLC, Class – C (Media) (a)	4,510
10,004,378	Lloyds Banking Group PLC (Banks)	7,067
398,272	Marks & Spencer Group PLC (Multiline Retail)	1,709
82,125	Moneysupermarket.com Group PLC (Internet Software & Services)	319
628,052	National Grid PLC (Multi-Utilities)	8,868
612,468	Old Mutual PLC (Insurance)	1,605
308,343	Pearson PLC (Media)	3,014
111,052	Persimmon PLC (Household Durables)	2,611
11,760	Provident Financial PLC (Consumer Finance)	462
373,829	Prudential PLC (Insurance)	6,626
19,349	RecKitt Benckiser Group PLC (Household Products)	1,821
192,034	Rentokil Initial PLC (Commercial Services & Supplies)	552
7,767	Rightmove PLC (Internet Software & Services)	425
488,888	Rio Tinto PLC (Metals & Mining)	16,245
644,639	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	16,034
1,013,937	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	26,283
262,151	Royal Mail PLC (Air Freight & Logistics)	1,663
674,624	SSE PLC (Electric Utilities)	13,696
12,882	St James Place PLC (Insurance)	158
252,291	Standard Life PLC (Insurance)	1,124
230,783	Tate & Lyle PLC (Food Products)	2,240
211,983	Taylor Wimpey PLC (Household Durables)	423
48,279	The Berkeley Group Holdings PLC (Household Durables)	1,613
94,213	Unilever PLC (Personal Products)	4,457
7,941,835	Vodafone Group PLC (Wireless Telecommunication Services)	22,772
15,443	Willis Towers Watson PLC (Insurance)	2,050

		376,324

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United States — 0.38%
2,366	Amazon.com, Inc. (Internet & Direct Marketing Retail) (a)	$1,981
51,213	Cognizant Technology Solutions Corp. (IT Services) (a)	2,445
58,000	International Game Technology PLC (Hotels, Restaurants & Leisure)	1,414
9,979	Liberty Global PLC LiLAC, Class – A (Media) (a)	275
15,283	Liberty Global PLC LiLAC, Class – C (Media) (a)	429
13,072	WABCO Holdings, Inc. (Machinery) (a)	1,483

		8,027

	Total Common Stocks	1,892,534

	Preferred Stocks — 0.76%
	Germany — 0.76%
8,014	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	591
20,943	Henkel AG & Co. KGaA – Preferred (Household Products)	2,850
96,738	Volkswagen AG – Preferred (Automobiles)	12,742

	Total Preferred Stocks	16,183

	U.S. Treasury Obligation — 0.00%
$10	U.S. Treasury Bill, 0.19%, 12/15/16 (c)(e)	10

	Total U.S. Treasury Obligation	10

	Time Deposit — 0.76%
16,070	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	16,070

	Total Time Deposit	16,070

	Mutual Funds — 8.10%
105,415	Aberdeen Japan Investment Trust PLC	690
323,650	Alliance Trust PLC	2,414
135,847	Allianz Technology Trust PLC	1,328
135,000	Biotech Growth Trust PLC (The)	1,246
522,849	BlackRock International Grow Fund	3,099
422,000	Dreyfus Treasury Prime Cash Management, 0.16% (d)	422
292,000	Dunedin Income Growth Investment Trust PLC	924
380,000	Edinburgh Dragon Trust PLC	1,493
359,789	Edinburgh Worldwide Investment Trust PLC	2,303
148,000	European Investment Trust PLC	1,384
2,445,000	Federated Treasury Obligations Fund, Institutional Shares, 0.18% ^^(d)	2,445
1,577,950	Fidelity European Values PLC	3,656

Shares or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds (continued)
75,000	Fidelity Japanese Values PLC	$97
840,000	Fidelity Special Values PLC	2,164
125,000	Foreign & Colonial Investment Trust PLC	812
570,000	Henderson Alternative Strategies Trust PLC	1,840
92,500	Henderson European Focus Trust PLC	1,251
197,745	Henderson Eurotrust PLC	2,361
238,097	Japan Smaller Capitalization Fund	2,514
395,000	JPMorgan European Investment Trust PLC – Growth	1,264
784,500	JPMorgan European Smaller Companies Trust PLC	3,069
653,501	JPMorgan Japan Smaller Companies Investment Trust	2,652
716,533	JPMorgan Japanese Investment Trust PLC	3,111
192,000	JPMorgan Smaller Companies Investment Trust PLC	2,004
361,693	Martin Currie Asia Unconstrained Trust PLC	1,530
223,580	Montanaro European Smaller Companies Trust PLC	1,804
500,000	Perpetual Income & Growth Investment Trust	2,489
910,000	Polar Capital Global Financials Trust PLC	1,205
1,070,285	Schroder Japan Growth Fund PLC	2,324
664,500	Schroder UK Growth Fund PLC	1,386
355,000	Schroder UK Mid & Small Capital Fund PLC	1,999
2,334,000	SSgA U.S. Government Money Market Fund, 0.02% (d)	2,334
2,490,000	State Street Institutional Treasury Money Market Fund, 0.15% (d)	2,490
104,294,000	State Street Institutional Treasury Plus Money Market Fund, 0.15% (d)	104,294
85,000	Templeton Emerging Markets Investment Trust PLC	634
179,000	TR European Growth Trust PLC	1,717
275,000	Witan Investment Trust PLC	2,980

	Total Mutual Funds	171,729

	Repurchase Agreement — 0.06%
$1,371	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $1,370,953 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $1,398,296) ^^	1,371

	Total Repurchase Agreement	1,371

	Total Investments (cost $2,020,382) — 98.93%	2,097,897
	Other assets in excess of liabilities — 1.07%	22,721

	Net Assets — 100.00%	$2,120,618

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $3,678 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Rate disclosed represents effective yield at purchase.

(d)	The rate disclosed is the rate in effect on September 30, 2016.

(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, LTD	Lazard Asset Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	7.28%	54.58%	17.34%	—	10.05%	0.00%	—	—	89.25%
Preferred Stocks	0.13%	0.03%	0.60%	—	—	—	—	—	0.76%
U.S. Treasury Obligation	—	—	—	—	—	0.00%	—	—	0.00%
Time Deposit	0.19%	—	0.57%	—	—	—	0.00%	—	0.76%
Mutual Funds	—	0.13%	—	2.87%	0.12%	0.11%	4.86%	0.01%	8.10%
Repurchase Agreement	—	0.06%	—	—	0.00%	—	—	—	0.06%
Other Assets (Liabilities)	0.07%	0.44%	0.06%	—	0.05%	0.01%	0.44%	—	1.07%

Total Net Assets	7.67%	55.24%	18.57%	2.87%	10.22%	0.12%	5.30%	0.01%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(176)	Euro FX Currency Future	$(24,809)	12/19/16	$(55)
(223)	Japanese Yen Future	(27,570)	12/19/16	(318)
1,306	Mini MSCI EAFE Index Future	111,448	12/16/16	1,243

	Net Unrealized Appreciation/(Depreciation)			$870

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.71%
	Brazil — 6.19%
373,296	AES Tiete Energia SA (Independent Power & Renewable Electricity Producers)	$1,868
3,648,200	Ambev SA (Beverages)	22,293
1,189,800	Banco do Brasil SA (Banks)	8,401
1,071,000	BB Seguridade Participacoes SA (Insurance)	9,881
138,722	BRF – Brazil Foods SA, ADR (Food Products)	2,367
886,100	Cia Hering (Specialty Retail)	4,908
326,962	Companhia Vale do Rio Doce, ADR (Metals & Mining)	1,540
393,081	CPFL Energia SA (Electric Utilities)	2,926
774,600	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	2,430
1,656,088	Duratex SA (Paper & Forest Products)	4,411
348,110	Embraer SA, ADR (Aerospace & Defense)	6,008
377,100	Fibria Celulose SA (Paper & Forest Products)	2,669
855,629	Fibria Celulose SA – Sponsored ADR (Paper & Forest Products)	6,049
2,512,600	JBS SA (Food Products)	9,133
439,185	Magnesita Refratarios SA (Construction Materials) (a)(b)	2,934
512,200	Natura Cosmeticos SA (Personal Products)	4,956
769,249	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) (a)	7,177
126,600	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	814

		100,765

	Chile — 1.67%
27,101	Banco de Credito e Inversiones SA (Banks)	1,227
1,311,919	Cencosud SA (Food & Staples Retailing)	3,941
2,726,400	Empresa Nacional de Electricidad SA (Independent Power & Renewable Electricity Producers)	1,807
871,163	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) (a)(b)	8,521
2,713,300	Endesa Americas SA (Independent Power & Renewable Electricity Producers)	1,226
15,834,244	Enersis Chile SA (Electric Utilities)	1,462
15,804,844	Enersis SA (Electric Utilities)	2,584
587,822,771	Itau CorpBanca (Banks)	5,181
733,700	Vina Concha y Toro SA (Beverages)	1,283

		27,232

	China — 23.59%
21,651,000	Agricultural Bank of China Ltd., H Shares (Banks)	9,339
7,684,000	Air China Ltd. (Airlines)	5,194
3,483,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	9,627
31,465,100	Bank of China Ltd., H Shares (Banks)	14,531
9,519,000	Bank of Communications Co. Ltd., H Shares (Banks)	7,322
5,328,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	6,012
5,620,000	CAR, Inc. (Road & Rail) ^(a)	5,859

Shares	Security Description	Value (000)
	China (continued)
18,296,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services) (b)	$11,484
50,240,350	China Construction Bank Corp., H Shares (Banks)	37,733
2,771,000	China Everbright Bank Co. Ltd., H Shares (Banks)	1,298
6,241,337	China Evergrande Group (Real Estate Management & Development) ^	4,264
4,058,000	China Life Insurance Co. Ltd., H Shares (Insurance)	10,633
4,597,500	China Merchants Bank Co. Ltd., H Shares (Banks)	11,692
121,401	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,469
2,593,000	China Mobile Ltd. (Wireless Telecommunication Services)	31,854
9,479,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	6,998
2,670,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	3,060
8,880,000	China Resources Cement Holdings Ltd. (Construction Materials)	3,574
7,736,143	China Resources Power Holdings Co. Ltd. (Independent Power & Renewable Electricity Producers)	13,449
5,963,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	11,787
1,399,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,660
7,049,000	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	2,244
2,504,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,553
9,792,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	12,353
14,661,780	Cosco Pacific Ltd. (Transportation Infrastructure) (b)	15,086
6,019,000	Country Garden Holdings Co. (Real Estate Management & Development)	3,198
5,012,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	5,054
1,070,000	ENN Energy Holdings Ltd. (Gas Utilities)	5,238
2,549,000	Haier Electronics Group Co. Ltd. (Household Durables)	4,240
3,623,200	Haitong Securities Co. Ltd., H Shares (Capital Markets)	6,195
61,483,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	39,022
2,584,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	3,586
12,548,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) ^(a)(b)	4,842
58,110,737	Parkson Retail Group Ltd. (Multiline Retail) ^(b)	6,255
7,066,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	4,684
1,383,500	Ping An Insurance Group Co. of China (Insurance)	7,253
5,883,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates) (b)	17,030

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
1,182,700	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	$3,212
1,482,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,026
10,256,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	5,012
1,925,500	Soho China Ltd. (Real Estate Management & Development)	1,045
6,473,000	Weichai Power Co. Ltd. (Machinery)	8,734
8,928,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	9,459

		384,160

	Colombia — 0.22%
8,084,636	Ecopetrol SA (Oil, Gas & Consumable Fuels) (a)	3,506

	Egypt — 0.29%
884,925	Commercial International Bank Egypt SAE (Banks)	4,795

	Hong Kong — 1.05%
9,617,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	6,659
1,967,000	Far East Horizon Ltd. (Diversified Financial Services)	1,871
4,050,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,257
700,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	2,662
1,056,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,674
3,701,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	1,719
7,582,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,202

		17,044

	Hungary — 0.75%
67,140	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	4,162
175,586	OTP Bank Nyrt PLC (Banks)	4,616
167,623	Richter Gedeon Nyrt (Pharmaceuticals)	3,409

		12,187

	India — 8.55%
34,290	ACC Ltd. (Construction Materials)	826
525,700	Ambuja Cements Ltd. (Construction Materials)	1,992
126,400	Bajaj Auto Ltd. (Automobiles)	5,376
4,122,640	Bank of India (Banks) (a)	6,991
937,407	Bharat Heavy Electricals Ltd. (Electrical Equipment)	1,904
534,200	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,922
656,270	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,983
8,842,285	Chennai Super Kings Cricket Ltd. (Media) *(a)	—
997,300	Coal India Ltd. (Oil, Gas & Consumable Fuels)	4,833
231,300	GAIL India Ltd. (Gas Utilities)	1,305

Shares	Security Description	Value (000)
	India (continued)
185,665	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	$2,582
3,502,417	ICICI Bank Ltd. (Banks)	13,229
3,789,110	India Cements Ltd. (Construction Materials)	8,213
289,988	Infosys Ltd. (IT Services)	4,510
2,256,047	ITC Ltd. (Tobacco)	8,187
2,350,551	NMDC Ltd. (Metals & Mining)	3,740
4,163,449	NTPC Ltd. (Independent Power & Renewable Electricity Producers)	9,271
1,122,790	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,343
178,000	Oil India Ltd. (Oil, Gas & Consumable Fuels)	1,072
2,514,199	Punjab National Bank (Banks) (a)	5,332
850,121	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	13,875
435,008	Rural Electrification Corp. Ltd. (Diversified Financial Services)	788
2,413,671	State Bank of India (Banks)	9,144
5,802,442	Steel Authority of India Ltd. (Metals & Mining) (a)	4,045
150,224	Tata Consultancy Services Ltd. (IT Services)	5,490
817,700	Tata Power Co. Ltd. (Electric Utilities)	928
1,227,754	Tech Mahindra Ltd. (IT Services)	7,763
916,800	Wipro Ltd. (IT Services)	6,600

		139,244

	Indonesia — 2.10%
3,859,077	PT Astra Agro Lestari Tbk (Food Products)	4,393
5,753,000	PT Astra International Tbk (Automobiles)	3,652
5,479,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	5,143
3,899,900	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	5,201
4,270,900	PT Indofood Sukses Makmur Tbk (Food Products)	2,857
5,403,300	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,194
1,497,900	PT Semen Gresik (Persero) Tbk (Construction Materials)	1,164
25,119,850	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	8,368
1,658,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	2,260

		34,232

	Malaysia — 1.83%
1,224,600	AMMB Holdings Berhad (Banks)	1,213
904,087	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	724
6,556,238	CIMB Group Holdings Berhad (Banks)	7,489
1,659,600	Felda Global Ventures Holdings Berhad (Food Products)	942
3,852,200	IOI Corp. Berhad (Food Products)	4,154
284,500	Lafarge Malayan Cement Berhad (Construction Materials)	545
2,770,314	Malayan Banking Berhad (Banks)	5,033
1,253,400	Maxis Berhad (Wireless Telecommunication Services)	1,871
2,863,100	Sime Darby Berhad (Industrial Conglomerates)	5,309
780,500	UMW Holdings Berhad (Automobiles)	1,104
2,570,100	YTL Corp. Berhad (Multi-Utilities)	1,113

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
843,800	YTL Power International Berhad (Multi-Utilities)	$327

		29,824

	Mexico — 3.41%
1,709,818	Alpek SAB de CV (Chemicals)	2,899
8,636,400	America Movil SAB de CV (Wireless Telecommunication Services)	4,927
687,200	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	5,158
881,200	Compartamos SAB de CV (Consumer Finance)	1,592
1,902,800	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	3,480
342,905	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	5,017
537,168	Grupo Financiero Santander Mexico SAB de CV, Class – B, ADR (Banks)	4,727
2,891,945	Grupo Mexico SAB de CV, Series B (Metals & Mining)	7,074
2,578,100	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	5,833
2,235,182	Mexichem SAB de CV (Chemicals)	4,997
4,239,500	Nemak SA de CV (Auto Components) (c)	4,669
399,005	Telesites SAB de CV (Diversified Telecommunication Services) (a)	225
282,333	Volaris Aviation Holding Co., ADR (Airlines) (a)	4,910

		55,508

	Peru — 0.52%
55,700	Credicorp Ltd. (Banks)	8,479

	Philippines — 0.88%
2,005,840	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	3,141
1,230,200	Aboitiz Power Corp. (Independent Power & Renewable Electricity Producers)	1,161
3,391,500	Alliance Global Group, Inc. (Industrial Conglomerates)	1,115
6,692,900	DMCI Holdings, Inc. (Industrial Conglomerates)	1,670
2,453,590	Metropolitan Bank & Trust Co. (Banks)	4,324
81,100	PLDT, Inc. (Wireless Telecommunication Services)	2,869

		14,280

	Poland — 1.51%
27,130	Bank Handlowy w Warszawie SA (Banks)	540
110,600	Bank Pekao SA (Banks)	3,582
168,200	Energa SA (Electric Utilities)	330
1,261,273	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	8,619
1,605,597	Powszechny Zaklad Ubezpieczen SA (Insurance) ^	10,250
443,100	Synthos SA (Chemicals) (a)	504
461,400	Telekomunikacja Polska SA (Diversified Telecommunication Services)	724

		24,549

	Qatar — 0.49%
48,700	Doha Bank QSC (Banks)	497
228,155	Industries Qatar QSC (Industrial Conglomerates)	6,764

Shares	Security Description	Value (000)
	Qatar (continued)
67,100	The Commercial Bank of Qatar QSC (Banks)	$711

		7,972

	Russia — 2.65%
1,198,513	Gazprom OAO, ADR (Oil, Gas & Consumable Fuels) (b)	5,070
125,765	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	6,133
301,319	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	14,684
33,151	Magnit PJSC (Food & Staples Retailing)	5,501
92,588	MegaFon PJSC, GDR (Wireless Telecommunication Services) (c)	895
439,790	MegaFon PJSC, GDR (Wireless Telecommunication Services) (c)	4,191
456,451	Sberbank of Russia, ADR (Banks)	4,285
193,364	Severstal, Registered Shares, GDR (Metals & Mining)	2,333

		43,092

	South Africa — 5.72%
86,800	African Rainbow Minerals Ltd. (Metals & Mining)	522
566,355	Barclays Africa Group Ltd. (Banks)	6,258
441,690	Brait SE (Capital Markets)	3,556
185,800	Coronation Fund Managers Ltd. (Capital Markets) ^	952
237,300	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels) ^	1,460
2,065,063	FirstRand Ltd. (Diversified Financial Services)	7,160
1,891,766	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts) ^	3,488
405,600	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	3,581
733,636	Imperial Holdings Ltd. (Distributors)	8,965
84,843	Liberty Holdings Ltd. (Insurance)	722
1,524,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	4,221
906,600	MMI Holdings Ltd. (Insurance)	1,477
482,830	MTN Group Ltd. (Wireless Telecommunication Services)	4,142
3,928,697	Nampak Ltd. (Containers & Packaging)	5,578
5,643,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	4,713
431,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	3,614
439,745	Sasol Ltd. (Oil, Gas & Consumable Fuels) ^	12,023
100,105	Shoprite Holdings Ltd. (Food & Staples Retailing)	1,400
652,158	Standard Bank Group Ltd. (Banks)	6,706
910,166	The Foschini Group Ltd. (Specialty Retail)	9,244
647,700	Truworths International Ltd. (Specialty Retail) ^	3,359

		93,141

	South Korea — 15.51%
48,970	Com2uS Corp. (Software) ^(a)	4,468
86,700	Coway Co. Ltd. (Household Durables)	7,532
74,900	Daewoo International Corp. (Trading Companies & Distributors)	1,684
146,700	Daewoo Securities Co. Ltd. (Capital Markets)	1,050
106,793	DGB Financial Group, Inc. (Banks)	879

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
35,070	Dongbu Insurance Co. Ltd. (Insurance)	$2,181
10,030	Doosan Corp. (Industrial Conglomerates)	925
79,534	E-Mart Co. Ltd. (Food & Staples Retailing)	11,413
83,100	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	4,064
425,300	Halla Climate Control Corp. (Auto Components)	4,813
226,289	Hana Financial Group, Inc. (Banks)	5,762
82,487	Hankook Tire Co. Ltd. (Auto Components)	4,460
181,670	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	6,670
17,840	Hyosung Corp. (Chemicals)	2,120
186,726	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	6,165
24,917	Hyundai Mobis Co. Ltd. (Auto Components)	6,254
52,147	Hyundai Motor Co. Ltd. (Automobiles)	6,445
206,100	Industrial Bank of Korea (Banks)	2,247
184,100	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	6,579
248,220	KB Financial Group, Inc., ADR (Banks)	8,492
232,692	KB Financial Group, Inc. (Banks)	8,005
13,123	KCC Corp. (Building Products)	4,730
32,230	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	1,698
409,126	Kia Motors Corp. (Automobiles)	15,722
95,258	Korea Electric Power Corp., ADR (Electric Utilities)	2,322
108,819	Korea Investment Holdings Co. Ltd. (Capital Markets)	4,056
174,600	Korea Life Insurance Co. Ltd. (Insurance)	916
137,216	KT Corp., ADR (Diversified Telecommunication Services)	2,202
148,677	KT Corp. (Diversified Telecommunication Services)	4,315
91,764	KT&G Corp. (Tobacco)	10,451
10,970	Kumho Petro Chemical Co. Ltd. (Chemicals)	702
27,682	LG Chem Ltd. (Chemicals)	6,124
80,034	LG Corp. (Industrial Conglomerates)	4,730
509,431	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	13,025
31,469	Lig Nex1 Co., Ltd. (Aerospace & Defense)	2,380
24,061	LS Corp. (Electrical Equipment)	1,278
23,700	LS Industrial Systems Co. Ltd. (Electrical Equipment)	909
52,491	POSCO (Metals & Mining)	10,881
67,298	POSCO, ADR (Metals & Mining)	3,438
27,720	Samsung Card Co. Ltd. (Consumer Finance)	1,266
25,679	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	37,413
421,171	Shinhan Financial Group Co. Ltd. (Banks)	15,427
7,638	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,566
473,154	Woori Bank (Banks)	4,919

		252,678

	Taiwan — 9.24%
8,782,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	10,548
1,349,971	Asia Cement Corp. (Construction Materials)	1,183
579,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	5,176
1,140,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	4,174

Shares	Security Description	Value (000)
	Taiwan (continued)
2,043,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	$4,310
643,119	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,631
8,626,000	China Development Financial Holding Corp. (Banks)	2,210
673,000	China Motor Corp. (Automobiles)	511
2,056,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	7,252
5,039,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	3,120
753,000	CTCI Corp. (Construction & Engineering)	1,105
996,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	2,355
942,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	895
2,963,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	4,405
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
471,700	Highwealth Construction Corp. (Real Estate Management & Development)	731
2,739,839	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	6,934
842,000	HTC Corp. (Technology Hardware, Storage & Peripherals) (a)	2,355
2,897,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	2,378
350,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	819
2,572,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	3,720
818,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	6,289
6,038,477	Mega Financial Holding Co. Ltd. (Banks)	4,260
714,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,530
1,979,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	5,122
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
835,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,170
4,782,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	10,024
505,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	826
520,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,716
432,000	Ruentex Development Co. Ltd. (Real Estate Management & Development) (a)	527
658,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,063
18,624,969	Shin Kong Financial Holding Co. Ltd. (Insurance) (a)	4,109
3,702,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	5,561

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,418,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	$4,684
1,593,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,769
2,042,000	Taiwan Cement Corp. (Construction Materials)	2,329
499,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	670
1,050,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	3,776
2,514,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,780
241,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	705
543,000	U-Ming Marine Transport Corp. (Marine)	389
977,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,836
666,000	Wan Hai Lines Ltd. (Marine)	339
3,047,387	Wistron Corp. (Technology Hardware, Storage & Peripherals)	2,273
1,676,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,989
13,793,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	4,948

		150,499

	Thailand — 1.81%
467,600	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	2,168
2,358,000	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	11,108
216,400	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,019
1,012,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	460
888,600	BEC World Public Co. Ltd. (Media)	566
5,208,500	BTS Group Holdings Public Co. Ltd. (Road & Rail)	1,304
426,200	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	978
235,800	Glow Energy Public Co. Ltd. (Independent Power & Renewable Electricity Producers)	545
1,577,400	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	805
732,442	PTT Chemical Public Co. Ltd. (Chemicals)	1,249
1,093,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,574
697,300	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	2,994
1,889,900	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	3,750

		29,520

	Turkey — 1.15%
283,009	Coca-Cola Icecek A/S (Beverages)	3,445
2,082,547	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	3,047
1,176,500	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,620

Shares	Security Description	Value (000)
	Turkey (continued)
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining)	$—
267,100	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	1,101
206,100	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,503
423,200	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	800
2,383,992	Turkiye Halk Bankasi A/S (Banks)	7,248

		18,764

	United Arab Emirates — 0.58%
1,349,517	Abu Dhabi Commercial Bank PJSC (Banks)	2,366
814,500	Dubai Islamic Bank PJSC (Banks)	1,200
1,810,518	Emaar Properties PJSC (Real Estate Management & Development)	3,490
736,900	First Gulf Bank PJSC (Banks)	2,364

		9,420

	Total Common Stocks	1,460,891

	Preferred Stocks — 3.07%
	Brazil — 1.87%
1,703,200	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	5,500
1,127,912	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	2,976
146,300	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	1,523
1,859,596	Gerdau SA, ADR – Preferred (Metals & Mining)	5,058
1,082,523	Itausa – Investimentos Itau SA – Preferred (Banks)	2,790
3,362,600	Marcopolo SA- Preferred (Machinery) (a)	3,258
3,453,422	Randon Participacoes SA – Preferred (Machinery) (a)	4,917
294,604	Telefonica Brasil SA, ADR – Preferred (Diversified Telecommunication Services)	4,263

		30,285

	Colombia — 0.07%
2,749,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	1,202

	South Korea — 1.13%
60,400	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	5,807
38,700	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	3,539
7,737	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	9,091

		18,437

	Total Preferred Stocks	49,924

	Right — 0.00%
	Thailand — 0.00%
43,727	Banpu Power Ltd. (Electric Utilities) (b)	—

	Total Right	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 0.54%
$8,869	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/3/16	$8,869

	Total Time Deposit	8,869

	Exchange-Traded Fund — 0.38%
163	iShares MSCI Emerging Markets Index Fund ETF	6,109

	Total Exchange-Traded Fund	6,109

	Mutual Funds — 6.65%
16,968,000	Federated Treasury Obligations Fund, Institutional Shares, 0.18% ^^(e)	16,968
1,000	State Street Institutional Treasury Money Market Fund, 0.15% (e)	1
91,344,666	State Street Institutional Treasury Plus Money Market Fund, 0.15% (e)	91,345

	Total Mutual Funds	108,314

	Repurchase Agreement — 0.58%
$9,515	Jefferies LLC, 0.65%, 10/3/16 (Purchased on 9/30/16, proceeds at maturity $9,515,051 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $9,704,826) ^^	9,515

	Total Repurchase Agreement	9,515

	Total Investments (cost $1,669,138) — 100.93%	1,643,622
	Liabilities in excess of other assets — (0.93%)	(15,170)

	Net Assets — 100.00%	$1,628,452

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $26,297 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 4.37% of the Portfolio’s net assets.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on September 30, 2016.
ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	45.95%	43.76%	—	—	89.71%
Preferred Stocks	1.20%	1.87%	—	—	3.07%
Right	—	0.00%	—	—	0.00%
Time Deposit	0.54%	—	—	—	0.54%
Exchange-Traded Fund	0.38%	—	—	—	0.38%
Mutual Funds	0.48%	0.61%	1.49%	4.07%	6.65%
Repurchase Agreement	0.27%	0.31%	—	—	0.58%
Other Assets (Liabilities)	-0.56%	-0.46%	0.09%	—	-0.93%

Total Net Assets	48.26%	46.09%	1.58%	4.07%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
579	Mini MSCI Emerging Markets Index Future	$26,417	12/16/16	$44

	Net Unrealized Appreciation/(Depreciation)			$44

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.44%
$20	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	$20
50	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.39	1/15/21	50
11	CarMax Auto Owner Trust, Series 2014-2, Class A3	0.98	1/15/19	11
100	Chase Issuance Trust, Series 2014-A7, Class A	1.38	11/15/19	101
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	100
20	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	20
25	Ford Credit Auto Owner Trust, Series 2016-B, Class A3	1.33	10/15/20	25
17	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	17
20	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	20
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	25
10	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	10

	Total Asset Backed Securities			399

	Collateralized Mortgage Obligations — 1.60%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	52
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	21
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	27
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	27
20	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	20
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	21
50	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	53
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	21
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	55
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	27
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	33
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	29
65	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.59	4/25/23	68
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	26
30	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	32
25	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	27
15	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	15
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	52
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
16	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	17
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	32
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	55
44	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	47
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15	11/25/25	27
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	38
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	33
45	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	49
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06	7/10/48	21
20	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	21
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	28
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	27
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	22
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	27
50	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	52
30	Mercedes-Benz Auto Receivables Trust, Series 15-1, Class A4 (a)	1.75	12/15/21	30
22	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	22
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	26
70	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	75
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	26

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	$27
27	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.10	7/11/17	27
25	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	26
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	31
18	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	18

	Total Collateralized Mortgage Obligations			1,436

	U.S. Government Agency Mortgages — 26.21%
83	Fannie Mae, Pool #AS2673	2.00	5/1/29	85
110	Fannie Mae, Pool #MA1277	2.50	12/1/27	114
108	Fannie Mae, Pool #AP4742	2.50	8/1/27	112
38	Fannie Mae, Pool #AS4946	2.50	5/1/30	39
111	Fannie Mae, Pool #MA1210	2.50	9/1/49	115
68	Fannie Mae, Pool #AU0293	2.50	8/1/28	71
68	Fannie Mae, Pool #AU1660	2.50	7/1/28	71
69	Fannie Mae, Pool #AU6677	2.50	9/1/28	71
59	Fannie Mae, Pool #AB7391	2.50	12/1/42	60
44	Fannie Mae, Pool #AY1861 (a)	2.71	1/1/45	45
23	Fannie Mae, Pool #MA2523	3.00	2/1/36	24
75	Fannie Mae, Pool #AT2127	3.00	4/1/43	79
75	Fannie Mae, Pool #AT0682	3.00	4/1/43	78
65	Fannie Mae, Pool #AS5977	3.00	10/1/30	68
169	Fannie Mae, Pool #AQ7920	3.00	12/1/42	176
101	Fannie Mae, Pool #MA1307	3.00	1/1/33	106
101	Fannie Mae, Pool #AK0006	3.00	1/1/27	107
177	Fannie Mae, Pool #AP6375	3.00	9/1/42	184
19	Fannie Mae, Pool #AO7628	3.00	6/1/27	20
108	Fannie Mae, Pool #AP6493	3.00	9/1/42	113
129	Fannie Mae, Pool #AP2465	3.00	8/1/42	134
76	Fannie Mae, Pool #AB4483	3.00	2/1/27	80
102	Fannie Mae, Pool #AB7099	3.00	11/1/42	106
76	Fannie Mae, Pool #AB8897	3.00	4/1/43	79
97	Fannie Mae, Pool #AJ3079	3.00	11/1/26	102
44	Fannie Mae, Pool #MA2287	3.00	6/1/35	46
25	Fannie Mae, Pool #BA6865	3.00	12/1/30	26
59	Fannie Mae, Pool #AU8932	3.00	11/1/28	61
39	Fannie Mae, Pool #AU3353	3.00	8/1/43	40
22	Fannie Mae, Pool #890566	3.00	12/1/43	23
21	Fannie Mae, Pool #AX7686	3.00	1/1/45	22
81	Fannie Mae, Pool #AS0302	3.00	8/1/43	84
68	Fannie Mae, Pool #AY2961	3.00	5/1/45	71
50	Fannie Mae, Pool #BC9681	3.00	6/1/46	52
41	Fannie Mae, Pool #MA2230	3.00	4/1/35	43
85	Fannie Mae, Pool #MA2246	3.00	4/1/30	89
125	Fannie Mae, Pool #AO0752	3.00	4/1/42	131
50	Fannie Mae, Pool #BD5797	3.00	9/1/46	52
33	Fannie Mae, Pool #AZ2936	3.00	9/1/45	34
33	Fannie Mae, Pool #MA1921	3.50	6/1/34	35
258	Fannie Mae, Pool #AO2548	3.50	4/1/42	272
25	Fannie Mae, Pool #BC1074	3.50	12/1/45	26
22	Fannie Mae, Pool #BA1893	3.50	8/1/45	24
58	Fannie Mae, Pool #AX9530	3.50	2/1/45	62
62	Fannie Mae, Pool #MA1980	3.50	8/1/44	66
133	Fannie Mae, Pool #AB6017	3.50	8/1/42	141
179	Fannie Mae, Pool #AB4689	3.50	3/1/42	189
24	Fannie Mae, Pool #MA2522	3.50	2/1/46	25
46	Fannie Mae, Pool #AZ0862	3.50	7/1/45	48
77	Fannie Mae, Pool #MA2125	3.50	12/1/44	82
71	Fannie Mae, Pool #AB2052	3.50	1/1/26	75
42	Fannie Mae, Pool #MA1107	3.50	7/1/32	45
69	Fannie Mae, Pool #MA1059	3.50	5/1/32	73
42	Fannie Mae, Pool #AY3377	3.50	4/1/45	45
19	Fannie Mae, Pool #AX0159	3.50	9/1/29	20
19	Fannie Mae, Pool #AX0103	3.50	8/1/29	20
122	Fannie Mae, Pool #AL1717	3.50	5/1/27	129
21	Fannie Mae, Pool #AJ1886	3.50	3/1/42	23
80	Fannie Mae, Pool #AS4771	3.50	4/1/45	84

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$51	Fannie Mae, Pool #AJ8476	3.50	12/1/41	$54
22	Fannie Mae, Pool #AS4236	3.50	1/1/45	23
82	Fannie Mae, Pool #AS3133	3.50	8/1/44	87
38	Fannie Mae, Pool #AJ4867	3.50	1/1/42	41
24	Fannie Mae, Pool #AS6394	3.50	12/1/45	25
66	Fannie Mae, Pool #AS4772	3.50	4/1/45	70
27	Fannie Mae, Pool #AT2673	3.50	4/1/43	28
50	Fannie Mae, Pool #AS6102	3.50	11/1/45	53
121	Fannie Mae, Pool #AP9390	3.50	10/1/42	128
22	Fannie Mae, Pool #AS5596	3.50	8/1/45	23
207	Fannie Mae, Pool #AO8137	3.50	8/1/42	218
121	Fannie Mae, Pool #AQ0546	3.50	11/1/42	128
17	Fannie Mae, Pool #AZ1210	4.00	5/1/45	19
64	Fannie Mae, Pool #AX0841	4.00	9/1/44	68
69	Fannie Mae, Pool #AS3903	4.00	11/1/44	74
95	Fannie Mae, Pool #AI1186	4.00	4/1/41	102
21	Fannie Mae, Pool #AV0606	4.00	11/1/43	22
25	Fannie Mae, Pool #AY9901	4.00	7/1/45	27
39	Fannie Mae, Pool #AS3975	4.00	12/1/44	41
75	Fannie Mae, Pool #AS3467	4.00	10/1/44	81
23	Fannie Mae, Pool #AS3638	4.00	10/1/44	25
47	Fannie Mae, Pool #AS3452	4.00	9/1/44	51
54	Fannie Mae, Pool #AX7289	4.00	12/1/44	58
39	Fannie Mae, Pool #AU8849	4.00	11/1/43	43
70	Fannie Mae, Pool #AS3468	4.00	10/1/44	75
66	Fannie Mae, Pool #AS3293	4.00	9/1/44	71
114	Fannie Mae, Pool #AJ7689	4.00	12/1/41	123
63	Fannie Mae, Pool #MA0534	4.00	10/1/30	68
64	Fannie Mae, Pool #AO2959	4.00	5/1/42	69
65	Fannie Mae, Pool #AH5859	4.00	2/1/41	70
108	Fannie Mae, Pool #AH6242	4.00	4/1/26	114
283	Fannie Mae, Pool #190405	4.00	10/1/40	303
68	Fannie Mae, Pool #AC7328	4.00	12/1/39	73
31	Fannie Mae, Pool #AJ6153	4.00	11/1/41	34
96	Fannie Mae, Pool #AJ5303	4.00	11/1/41	103
140	Fannie Mae, Pool #AI8534	4.00	8/1/41	151
64	Fannie Mae, Pool #AS2337	4.50	5/1/44	71
13	Fannie Mae, Pool #AB0339	4.50	1/1/20	14
64	Fannie Mae, Pool #AS2751	4.50	6/1/44	70
10	Fannie Mae, Pool #735646	4.50	7/1/20	10
45	Fannie Mae, Pool #AA9781	4.50	7/1/24	49
18	Fannie Mae, Pool #930998	4.50	4/1/29	20
29	Fannie Mae, Pool #AE4314	4.50	9/1/40	32
197	Fannie Mae, Pool #AL1107	4.50	11/1/41	217
12	Fannie Mae, Pool #MA0481	4.50	8/1/30	14
84	Fannie Mae, Pool #AE0954	4.50	2/1/41	93
67	Fannie Mae, Pool #AI1888	4.50	5/1/41	74
28	Fannie Mae, Pool #AH7521	4.50	3/1/41	31
13	Fannie Mae, Pool #AI8104	4.50	6/1/41	14
14	Fannie Mae, Pool #745278	4.50	6/1/19	14
18	Fannie Mae, Pool #829106	4.50	10/1/20	19
25	Fannie Mae, Pool #AU9017	4.50	9/1/43	28
176	Fannie Mae, Pool #AE0217	4.50	8/1/40	193
194	Fannie Mae, Pool #889117	5.00	10/1/35	218
15	Fannie Mae, Pool #890603	5.00	8/1/41	16
15	Fannie Mae, Pool #AE0945	5.00	12/1/20	16
43	Fannie Mae, Pool #725238	5.00	3/1/34	48
34	Fannie Mae, Pool #AH5988	5.00	3/1/41	38
46	Fannie Mae, Pool #725027	5.00	11/1/33	52
127	Fannie Mae, Pool #890221	5.50	12/1/33	144
30	Fannie Mae, Pool #AD0527	5.50	6/1/39	34
97	Fannie Mae, Pool #725228	6.00	3/1/34	112
42	Fannie Mae, Pool #959451	6.00	12/1/37	48
33	Fannie Mae, Pool #AL0583	6.50	10/1/39	38
42	Fannie Mae, Pool #889984	6.50	10/1/38	49
11	Fannie Mae, Pool #888596	6.50	7/1/37	12
55	Fannie Mae, Pool #AE0442	6.50	1/1/39	64

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Fannie Mae, 15 YR TBA	2.50	11/25/31	$26
50	Fannie Mae, 15 YR TBA	2.50	10/25/31	52
25	Fannie Mae, 15 YR TBA	3.00	10/25/31	26
100	Fannie Mae, 30 YR TBA	3.00	11/25/46	104
350	Fannie Mae, 30 YR TBA	3.00	10/25/46	363
75	Fannie Mae, 30 YR TBA	3.50	11/25/46	79
475	Fannie Mae, 30 YR TBA	3.50	10/25/46	500
25	Fannie Mae, 30 YR TBA	4.00	11/25/46	27
100	Freddie Mac, Gold 30 YR TBA	3.00	11/15/46	104
60	Freddie Mac, Pool #J25686	2.00	9/1/28	61
45	Freddie Mac, Pool #849138 (a)	2.40	10/1/43	46
37	Freddie Mac, Pool #849578 (a)	2.41	12/1/44	38
22	Freddie Mac, Pool #G07445	2.50	7/1/43	22
69	Freddie Mac, Pool #G18470	2.50	6/1/28	71
69	Freddie Mac, Pool #G18485	2.50	10/1/28	71
190	Freddie Mac, Pool #G18459	2.50	3/1/28	197
68	Freddie Mac, Pool #G18475	2.50	8/1/28	70
33	Freddie Mac, Pool #J24626	2.50	7/1/28	35
39	Freddie Mac, Pool #Q20138	3.00	7/1/43	41
85	Freddie Mac, Pool #G08524	3.00	3/1/43	89
71	Freddie Mac, Pool #K90311	3.00	4/1/33	75
51	Freddie Mac, Pool #G15145	3.00	7/1/29	53
77	Freddie Mac, Pool #G08528	3.00	4/1/43	81
60	Freddie Mac, Pool #J25193	3.00	8/1/23	63
47	Freddie Mac, Pool #J31327	3.00	4/1/30	50
40	Freddie Mac, Pool #Q20542	3.00	7/1/43	41
76	Freddie Mac, Pool #G08525	3.00	5/1/43	79
156	Freddie Mac, Pool #G08537	3.00	7/1/43	163
67	Freddie Mac, Pool #E09004	3.00	7/1/27	70
183	Freddie Mac, Pool #C09035	3.00	4/1/43	191
52	Freddie Mac, Pool #C91709	3.00	6/1/33	54
52	Freddie Mac, Pool #J15438	3.00	5/1/21	54
70	Freddie Mac, Pool #C04446	3.00	1/1/43	73
89	Freddie Mac, Pool #G08635	3.00	4/1/45	93
87	Freddie Mac, Pool #G08631	3.00	3/1/45	90
46	Freddie Mac, Pool #G08680	3.00	12/1/45	48
36	Freddie Mac, Pool #G18531	3.00	11/1/29	38
18	Freddie Mac, Pool #G18518	3.00	7/1/29	19
25	Freddie Mac, Pool #J14241	3.00	1/1/26	26
33	Freddie Mac, Pool #J14069	3.50	1/1/26	35
167	Freddie Mac, Pool #G08636	3.50	4/1/45	176
37	Freddie Mac, Pool #Q17596	3.50	4/1/43	39
47	Freddie Mac, Pool #J13919	3.50	12/1/20	50
25	Freddie Mac, Pool #Q40395	3.50	5/1/46	26
38	Freddie Mac, Pool #J30284	3.50	11/1/29	40
86	Freddie Mac, Pool #C91456	3.50	6/1/32	92
70	Freddie Mac, Pool #C03759	3.50	2/1/42	74
69	Freddie Mac, Pool #Q09896	3.50	8/1/42	73
62	Freddie Mac, Pool #Q18101	3.50	5/1/43	65
257	Freddie Mac, Pool #G08495	3.50	6/1/42	271
91	Freddie Mac, Pool #G08681	3.50	12/1/45	96
47	Freddie Mac, Pool #G08693	3.50	2/1/46	50
86	Freddie Mac, Pool #G08667	3.50	9/1/45	90
50	Freddie Mac, Pool #G08687	3.50	1/1/46	53
82	Freddie Mac, Pool #G08554	3.50	10/1/43	87
24	Freddie Mac, Pool #G08627	3.50	2/1/45	25
34	Freddie Mac, Pool #G07283	3.50	7/1/42	37
78	Freddie Mac, Pool #G08637	4.00	4/1/45	84
71	Freddie Mac, Pool #Q24955	4.00	2/1/44	77
10	Freddie Mac, Pool #J06163	4.00	1/1/20	10
14	Freddie Mac, Pool #J14924	4.00	4/1/26	15
143	Freddie Mac, Pool #A96286	4.00	1/1/41	153
57	Freddie Mac, Pool #G08567	4.00	1/1/44	61
41	Freddie Mac, Pool #G08563	4.00	1/1/44	44
58	Freddie Mac, Pool #G08669	4.00	9/1/45	62
116	Freddie Mac, Pool #G08601	4.00	8/1/44	125
72	Freddie Mac, Pool #G08606	4.00	9/1/44	77

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$63	Freddie Mac, Pool #Q26974	4.00	7/1/44	$67
75	Freddie Mac, Pool #Q27459	4.00	7/1/44	81
38	Freddie Mac, Pool #Q25809	4.00	4/1/44	41
19	Freddie Mac, Pool #Q25548	4.00	4/1/44	21
29	Freddie Mac, Pool #G11690	4.00	2/1/20	30
66	Freddie Mac, Pool #G06506	4.00	12/1/40	71
66	Freddie Mac, Pool #G01890	4.50	10/1/35	73
68	Freddie Mac, Pool #A97186	4.50	3/1/41	74
47	Freddie Mac, Pool #Q22671	4.50	11/1/43	52
13	Freddie Mac, Pool #A97658	4.50	3/1/41	14
42	Freddie Mac, Pool #Q03305	4.50	9/1/41	47
27	Freddie Mac, Pool #C09059	4.50	3/1/44	30
40	Freddie Mac, Pool #Q04294	4.50	11/1/41	44
15	Freddie Mac, Pool #Q01065	4.50	6/1/41	17
142	Freddie Mac, Pool #A97692	4.50	3/1/41	156
20	Freddie Mac, Pool #Q24817	4.50	2/1/44	22
12	Freddie Mac, Pool #J10406	4.50	8/1/24	13
65	Freddie Mac, Pool #G18303	4.50	3/1/24	70
15	Freddie Mac, Pool #C90686	4.50	6/1/23	16
39	Freddie Mac, Pool #G01962	5.00	12/1/35	43
30	Freddie Mac, Pool #G04913	5.00	3/1/38	34
69	Freddie Mac, Pool #C01598	5.00	8/1/33	78
39	Freddie Mac, Pool #G04817	5.00	9/1/38	44
34	Freddie Mac, Pool #G08341	5.00	4/1/39	37
43	Freddie Mac, Pool #G05904	5.00	9/1/39	48
62	Freddie Mac, Pool #G04688	5.50	9/1/38	70
190	Freddie Mac, Pool #G01665	5.50	3/1/34	216
19	Freddie Mac, Pool #G30432	5.50	11/1/28	22
3	Freddie Mac, Pool #1G1537 (a)	5.69	2/1/37	3
81	Freddie Mac, Pool #G02794	6.00	5/1/37	93
22	Freddie Mac, Pool #G03616	6.00	12/1/37	25
8	Freddie Mac, Pool #C90989	6.00	9/1/26	9
25	Freddie Mac, Gold 15 YR TBA	2.50	11/15/31	26
25	Freddie Mac, Gold 15 YR TBA	2.50	10/15/31	26
25	Freddie Mac, Gold 15 YR TBA	3.00	10/15/31	26
150	Freddie Mac, Gold 30 YR TBA	3.00	10/15/46	156
400	Freddie Mac, Gold 30 YR TBA	3.50	10/15/46	421
25	Freddie Mac, Gold 30 YR TBA	3.50	11/15/46	26
25	Freddie Mac, Gold 30 YR TBA	4.00	11/15/46	27
19	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	19
19	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	19
15	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	16
30	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	32
23	Government National Mortgage Association, Pool #777254	2.50	3/15/43	23
66	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	69
65	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	69
61	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	64
73	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	77
74	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	78
36	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	38
48	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	50
48	Government National Mortgage Association, Pool #626911	3.00	2/15/45	50
49	Government National Mortgage Association, Pool# MA3662	3.00	5/20/46	52
75	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	79
32	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	34
46	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	49
68	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	72
74	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	77
45	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	47
33	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	35
249	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	261
45	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	48
61	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	65
45	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	48
107	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	114
20	Government National Mortgage Association, Pool #778157	3.50	3/15/42	22
25	Government National Mortgage Association, Pool# MA3454	3.50	2/20/46	27

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$29	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	$31
201	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	214
59	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	63
15	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	16
60	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	64
47	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	50
56	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	60
32	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	34
51	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	53
47	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	51
41	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	43
188	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	200
54	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	58
52	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	55
50	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	54
48	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	51
107	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	116
29	Government National Mortgage Association, Pool #770602	4.00	9/15/41	31
45	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	48
36	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	39
44	Government National Mortgage Association, Pool #766495	4.00	10/15/41	47
74	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	79
37	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	40
38	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	41
22	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	23
73	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	78
38	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	41
44	Government National Mortgage Association, Pool #738710	4.00	9/15/41	47
50	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	54
34	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	37
113	Government National Mortgage Association, Pool #005139	4.00	8/20/41	122
59	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	64
18	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	20
98	Government National Mortgage Association, Pool #MA2446	4.00	12/20/44	105
12	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	13
24	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	25
27	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	29
30	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	33
88	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	97
15	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	16
42	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	45
70	Government National Mortgage Association, Pool #721760	4.50	8/15/40	78
17	Government National Mortgage Association, Pool #724216	4.50	8/15/39	19
157	Government National Mortgage Association, Pool #004801	4.50	9/20/40	172
32	Government National Mortgage Association, Pool #738906	4.50	10/15/41	35
35	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	38
124	Government National Mortgage Association, Pool #737310	4.50	8/15/40	137
51	Government National Mortgage Association, Pool #697946	5.00	3/15/39	57
170	Government National Mortgage Association, Pool #004559	5.00	10/20/39	190
66	Government National Mortgage Association, Pool #697974	5.00	6/15/40	74
51	Government National Mortgage Association, Pool #510835	5.50	2/15/35	58
34	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	38
32	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	36
13	Government National Mortgage Association, Pool #704170	5.50	1/15/39	15
34	Government National Mortgage Association, Pool #004222	6.00	8/20/38	39
51	Government National Mortgage Association, Pool #781959	6.00	7/15/35	60
3	Government National Mortgage Association, Pool #582199	6.50	1/15/32	3
100	Government National Mortgage Association, 30 YR TBA	3.00	11/20/46	105
250	Government National Mortgage Association, 30 YR TBA	3.00	10/20/46	261
25	Government National Mortgage Association, 30 YR TBA	3.50	11/20/46	27
1,050	Government National Mortgage Association, 30 YR TBA	3.50	10/20/46	1,114
25	Government National Mortgage Association, 30 YR TBA	4.00	11/20/46	27
25	Government National Mortgage Association, 30 YR TBA	4.00	10/20/46	27

	Total U.S. Government Agency Mortgages			23,562

	U.S. Government Agency Securities — 1.15%
50	Fannie Mae	0.88	5/21/18	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$25	Fannie Mae	0.88	10/26/17	$25
25	Fannie Mae	0.88	2/8/18	25
25	Fannie Mae, Series 0003, Callable 7/26/17 @ 100.00	1.13	7/26/19	25
25	Fannie Mae, Callable 3/9/17 @ 100.00	1.13	9/9/19	25
25	Fannie Mae	1.25	5/6/21	25
25	Fannie Mae (b)(c)	1.37	10/9/19	24
25	Fannie Mae	1.50	6/22/20	25
60	Fannie Mae	1.63	11/27/18	61
25	Fannie Mae	1.88	9/18/18	26
20	Fannie Mae	6.25	5/15/29	29
20	Fannie Mae	6.63	11/15/30	30
10	Federal Farm Credit Bank	0.75	4/18/18	10
40	Federal Home Loan Bank	0.88	6/29/18	40
25	Federal Home Loan Bank	1.13	7/14/21	25
50	Federal Home Loan Bank	1.13	6/21/19	50
25	Federal Home Loan Bank	1.75	12/14/18	25
25	Federal Home Loan Bank	2.13	3/10/23	26
20	Federal Home Loan Bank	4.13	3/13/20	22
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	74
15	Federal Home Loan Bank	5.63	6/11/21	18
25	Financing Corp., Series E	9.65	11/2/18	30
30	Freddie Mac	0.75	1/12/18	30
60	Freddie Mac	0.88	3/7/18	60
25	Freddie Mac, Callable 10/30/16 @ 100.00	1.02	4/30/18	25
20	Freddie Mac	1.25	10/2/19	20
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	26
40	Freddie Mac	2.38	1/13/22	42
15	Freddie Mac	6.25	7/15/32	23
5	Tennessee Valley Authority	3.50	12/15/42	5
5	Tennessee Valley Authority	5.25	9/15/39	7
20	Tennessee Valley Authority	5.88	4/1/36	29
20	Tennessee Valley Authority, Series E	6.75	11/1/25	28

	Total U.S. Government Agency Securities			1,030

	Corporate Bonds — 33.26%
150	21st Century Fox America(Media)	8.25	8/10/18	168
315	AbbVie, Inc.(Biotechnology)	1.75	11/6/17	315
205	AbbVie, Inc.(Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	219
65	Air Products & Chemicals, Inc.(Chemicals)	2.75	2/3/23	68
625	American Express Co.(Consumer Finance)	7.00	3/19/18	674
40	Ameriprise Financial, Inc.(Capital Markets)	3.70	10/15/24	43
375	Ameriprise Financial, Inc.(Capital Markets)	4.00	10/15/23	411
70	Amgen, Inc.(Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	75
215	Amgen, Inc.(Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	234
210	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	224
50	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 6/15/45 @ 100.00	5.30	12/15/45	56
250	Anheuser-Busch InBev NV FIN(Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	264
230	Anheuser-Busch InBev NV FIN(Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	265
315	Anthem, Inc.(Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	338
100	Archer-Daniels-Midland Co.(Food Products)	4.02	4/16/43	109
190	AT&T, Inc.(Diversified Telecommunication Services)	5.35	9/1/40	213
730	AT&T, Inc.(Diversified Telecommunication Services)	5.50	2/1/18	769
80	AT&T, Inc.(Diversified Telecommunication Services)	5.55	8/15/41	92
40	Atmos Energy Corp.(Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	44
250	Atmos Energy Corp.(Gas Utilities)	8.50	3/15/19	291
925	Bank of America Corp., MTN (Banks)	3.30	1/11/23	958
190	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	202
110	Bank One Corp.(Banks)	8.00	4/29/27	150
110	Berkshire Hathaway, Inc.(Diversified Financial Services)	4.40	5/15/42	125
290	Bunge Limited Finance Co.(Food Products)	8.50	6/15/19	340
700	Capital One Bank USA, Series BKNT(Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	709
245	Chevron Corp.(Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	252

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$105	Cisco Systems, Inc.(Communications Equipment)	5.50	1/15/40	$136
425	Citigroup, Inc.(Banks)	2.70	3/30/21	434
285	Citigroup, Inc.(Banks)	3.40	5/1/26	295
250	Coca-Cola Enterprises, Inc.(Beverages)	3.50	9/15/20	264
235	Comcast Corp.(Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	267
105	Comcast Corp.(Media)	6.45	3/15/37	145
265	ConocoPhillips(Oil, Gas & Consumable Fuels)	6.50	2/1/39	343
15	Consolidated Edison Co. of New York, Inc., Series 08-B(Multi-Utilities)	6.75	4/1/38	22
260	CSX Corp.(Road & Rail)	6.22	4/30/40	348
435	CVS Health Corp.(Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	448
50	Delphi Corp.(Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	54
293	Devon Energy Corp.(Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	296
190	Dominion Gas Holdings LLC(Oil, Gas & Consumable Fuels), Callable 9/15/24 @ 100.00	3.60	12/15/24	202
620	Dominion Resources, Inc.(Multi-Utilities)	5.20	8/15/19	679
130	Dominion Resources, Inc.(Multi-Utilities)	6.40	6/15/18	140
100	Duke Energy Carolinas LLC(Electric Utilities)	5.30	2/15/40	127
100	Duke Energy Corp.(Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	108
150	Eaton Corp.(Electrical Equipment)	2.75	11/2/22	155
50	Eaton Corp.(Electrical Equipment)	4.15	11/2/42	54
130	Ecolab, Inc.(Chemicals)	4.35	12/8/21	146
65	Ecolab, Inc.(Chemicals)	5.50	12/8/41	81
379	Enterprise Products Operating LLC(Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	395
250	Enterprise Products Partners LP(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	254
100	FedEx Corp.(Air Freight & Logistics)	4.90	1/15/34	115
255	Fiserv, Inc.(IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	263
553	General Motors Co.(Automobiles)	3.50	10/2/18	569
56	Gilead Sciences, Inc.(Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	60
70	GlaxoSmithKline PLC(Pharmaceuticals)	6.38	5/15/38	101
95	Goldman Sachs Group, Inc.(Capital Markets), Callable 3/25/21 @ 100.00	2.63	4/25/21	97
195	Goldman Sachs Group, Inc.(Capital Markets)	4.00	3/3/24	209
385	Goldman Sachs Group, Inc., Series D(Capital Markets)	6.00	6/15/20	438
425	International Business Machines Corp.(IT Services)	3.63	2/12/24	463
80	International Business Machines Corp.(IT Services)	4.00	6/20/42	84
125	International Paper Co.(Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	148
45	Johnson & Johnson(Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	54
50	Johnson & Johnson(Pharmaceuticals)	4.85	5/15/41	66
360	JPMorgan Chase & Co.(Banks)	3.88	2/1/24	388
810	JPMorgan Chase & Co.(Banks)	4.25	10/15/20	878
60	Lincoln National Corp.(Insurance)	4.85	6/24/21	66
95	Lincoln National Corp.(Insurance)	7.00	6/15/40	123
25	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	26
125	Lockheed Martin Corp.(Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	129
170	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 12/15/21 @ 100.00	3.13	3/15/22	180
90	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	106
215	MetLife, Inc.(Insurance)	7.72	2/15/19	245
465	Microsoft Corp.(Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	521
336	MidAmerican Energy Holdings Co.(Electric Utilities)	6.13	4/1/36	446
525	National Rural Utilities Cooperative Finance Corp.(Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	564
350	Nucor Corp.(Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	377
125	Nucor Corp.(Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	143
100	Oklahoma Gas & Electric Co.(Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	123
270	Oracle Corp.(Software)	6.50	4/15/38	374
355	Philip Morris International, Inc.(Tobacco)	2.90	11/15/21	373
250	PNC Bank NA(Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	256
150	PNC Financial Services Group, Inc.(Banks) (d)	2.85	11/9/22	154
92	Procter & Gamble Co. (The)(Household Products)	9.36	1/1/21	108
100	Progress Energy, Inc.(Electric Utilities)	6.00	12/1/39	128
105	Prudential Financial, Inc.(Insurance)	6.20	11/15/40	130
95	Reed Elsevier NV(Professional Services)	8.63	1/15/19	109
210	Roper Industries, Inc.(Industrial Conglomerates)	2.05	10/1/18	212

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$35	Roper Industries, Inc.(Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	$36
40	San Diego Gas & Electric Co.(Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	46
65	South Carolina Electric & Gas(Electric Utilities), Callable 12/15/45 @ 100.00	4.10	6/15/46	70
90	Southern California Gas Co.(Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	96
189	Southwest Airlines Co. 2007-1 Trust(Airlines)	6.15	8/1/22	213
255	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	255
215	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	207
45	SunTrust Banks, Inc.(Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	46
610	SunTrust Banks, Inc.(Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	635
320	TC Pipelines LP(Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	326
270	The Dow Chemical Co.(Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	281
205	The Dow Chemical Co.(Chemicals)	8.55	5/15/19	240
120	The Home Depot, Inc.(Specialty Retail)	5.88	12/16/36	165
320	The Kroger Co.(Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	347
135	The Travelers Cos., Inc.(Insurance)	6.25	6/15/37	188
195	Time Warner, Inc.(Media)	5.38	10/15/41	231
140	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	151
350	Twenty-First Century Fox, Inc.(Media)	6.20	12/15/34	444
135	United Parcel Service, Inc.(Air Freight & Logistics)	6.20	1/15/38	193
150	UnitedHealth Group, Inc.(Health Care Providers & Services)	6.88	2/15/38	220
265	Valero Energy Corp.(Oil, Gas & Consumable Fuels)	6.63	6/15/37	311
40	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	42
65	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	67
115	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	124
330	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	372
400	Verizon Communications, Inc.(Diversified Telecommunication Services)	6.55	9/15/43	542
40	Wachovia Corp.(Banks)	5.75	2/1/18	42
295	Wal-Mart Stores, Inc.(Food & Staples Retailing)	5.63	4/1/40	399
100	Waste Management, Inc.(Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	105
585	Wells Fargo & Co.(Banks)	3.00	2/19/25	594
350	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	386
175	Welltower, Inc.(Equity Real Estate Investment Trusts)	2.25	3/15/18	176
250	WestRock Co.(Containers & Packaging)	4.90	3/1/22	281
55	Westvaco Corp.(Containers & Packaging)	8.20	1/15/30	75
105	XTO Energy, Inc.(Oil, Gas & Consumable Fuels)	6.75	8/1/37	154

	Total Corporate Bonds			29,887

	U.S. Treasury Obligations — 17.18%
17	U.S. Treasury Bond	1.00	8/31/19	17
50	U.S. Treasury Bond	2.25	8/15/46	49
70	U.S. Treasury Bond	2.50	5/15/46	73
90	U.S. Treasury Bond	2.50	2/15/46	93
95	U.S. Treasury Bond	2.50	2/15/45	98
73	U.S. Treasury Bond	2.75	8/15/42	80
64	U.S. Treasury Bond	2.75	11/15/42	70
95	U.S. Treasury Bond	2.88	5/15/43	106
120	U.S. Treasury Bond	2.88	8/15/45	134
80	U.S. Treasury Bond	3.00	11/15/45	92
60	U.S. Treasury Bond	3.00	5/15/45	69
110	U.S. Treasury Bond	3.00	11/15/44	126
24	U.S. Treasury Bond	3.00	5/15/42	27
100	U.S. Treasury Bond	3.13	8/15/44	117
40	U.S. Treasury Bond	3.13	5/15/21	44
72	U.S. Treasury Bond	3.13	2/15/42	84
55	U.S. Treasury Bond	3.13	11/15/41	64
115	U.S. Treasury Bond	3.38	5/15/44	141
5	U.S. Treasury Bond	3.50	2/15/39	6
45	U.S. Treasury Bond	3.63	8/15/43	57
125	U.S. Treasury Bond	3.63	2/15/44	160
85	U.S. Treasury Bond	3.75	11/15/43	111

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$58	U.S. Treasury Bond	3.75	8/15/41	$75
40	U.S. Treasury Bond	3.88	8/15/40	52
10	U.S. Treasury Bond	4.25	11/15/40	14
25	U.S. Treasury Bond	4.38	11/15/39	35
35	U.S. Treasury Bond	4.38	5/15/41	49
60	U.S. Treasury Bond	4.38	5/15/40	84
25	U.S. Treasury Bond	4.50	8/15/39	36
30	U.S. Treasury Bond	4.50	2/15/36	42
20	U.S. Treasury Bond	4.63	2/15/40	29
70	U.S. Treasury Bond	4.75	2/15/41	104
45	U.S. Treasury Bond	5.00	5/15/37	68
20	U.S. Treasury Bond	5.25	2/15/29	28
30	U.S. Treasury Bond	5.25	11/15/28	42
40	U.S. Treasury Bond	5.38	2/15/31	58
25	U.S. Treasury Bond	6.00	2/15/26	35
40	U.S. Treasury Bond	6.13	8/15/29	60
35	U.S. Treasury Bond	6.13	11/15/27	51
15	U.S. Treasury Bond	6.25	5/15/30	23
15	U.S. Treasury Bond	6.50	11/15/26	22
17	U.S. Treasury Bond	7.50	11/15/24	25
15	U.S. Treasury Bond	7.63	2/15/25	22
40	U.S. Treasury Bond	8.00	11/15/21	54
50	U.S. Treasury Note	0.63	4/30/18	50
55	U.S. Treasury Note	0.63	6/30/18	55
60	U.S. Treasury Note	0.63	11/30/17	60
20	U.S. Treasury Note	0.75	1/31/18	20
80	U.S. Treasury Note	0.75	2/15/19	80
75	U.S. Treasury Note	0.75	4/15/18	75
50	U.S. Treasury Note	0.75	4/30/18	50
115	U.S. Treasury Note	0.75	10/31/17	115
90	U.S. Treasury Note	0.75	3/31/18	90
90	U.S. Treasury Note	0.75	2/28/18	90
55	U.S. Treasury Note	0.75	8/15/19	55
78	U.S. Treasury Note	0.75	12/31/17	78
50	U.S. Treasury Note	0.75	7/15/19	50
55	U.S. Treasury Note	0.75	9/30/18	55
75	U.S. Treasury Note	0.75	7/31/18	75
55	U.S. Treasury Note	0.75	8/31/18	55
60	U.S. Treasury Note	0.88	3/31/18	60
55	U.S. Treasury Note	0.88	5/15/19	55
55	U.S. Treasury Note	0.88	4/15/19	55
70	U.S. Treasury Note	0.88	11/15/17	70
80	U.S. Treasury Note	0.88	1/15/18	80
30	U.S. Treasury Note	0.88	9/15/19	30
55	U.S. Treasury Note	0.88	6/15/19	55
60	U.S. Treasury Note	0.88	5/31/18	60
80	U.S. Treasury Note	0.88	11/30/17	80
41	U.S. Treasury Note	0.88	1/31/18	41
45	U.S. Treasury Note	0.88	10/15/18	45
45	U.S. Treasury Note	0.88	7/31/19	45
85	U.S. Treasury Note	1.00	12/15/17	85
75	U.S. Treasury Note	1.00	2/15/18	75
70	U.S. Treasury Note	1.00	9/30/19	70
80	U.S. Treasury Note	1.00	3/15/18	80
50	U.S. Treasury Note	1.00	11/30/19	50
10	U.S. Treasury Note	1.00	9/15/18	10
100	U.S. Treasury Note	1.00	5/31/18	100
70	U.S. Treasury Note	1.00	12/31/17	70
80	U.S. Treasury Note	1.00	3/15/19	80
5	U.S. Treasury Note	1.00	5/15/18	5
20	U.S. Treasury Note	1.00	6/30/19	20
65	U.S. Treasury Note	1.00	8/15/18	65
5	U.S. Treasury Note	1.13	3/31/20	5
60	U.S. Treasury Note	1.13	4/30/20	60
55	U.S. Treasury Note	1.13	6/15/18	55
60	U.S. Treasury Note	1.13	12/31/19	60
50	U.S. Treasury Note	1.13	9/30/21	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$65	U.S. Treasury Note	1.13	1/15/19	$65
70	U.S. Treasury Note	1.13	6/30/21	70
60	U.S. Treasury Note	1.13	2/28/21	60
75	U.S. Treasury Note	1.13	8/31/21	75
75	U.S. Treasury Note	1.13	7/31/21	75
50	U.S. Treasury Note	1.13	5/31/19	50
75	U.S. Treasury Note	1.25	11/15/18	76
60	U.S. Treasury Note	1.25	7/31/23	59
80	U.S. Treasury Note	1.25	3/31/21	80
50	U.S. Treasury Note	1.25	10/31/19	51
25	U.S. Treasury Note	1.25	2/29/20	25
95	U.S. Treasury Note	1.25	1/31/19	96
75	U.S. Treasury Note	1.25	11/30/18	76
45	U.S. Treasury Note	1.25	10/31/18	45
100	U.S. Treasury Note	1.25	1/31/20	101
50	U.S. Treasury Note	1.25	12/15/18	50
110	U.S. Treasury Note	1.38	2/29/20	111
50	U.S. Treasury Note	1.38	1/31/21	51
65	U.S. Treasury Note	1.38	4/30/20	66
80	U.S. Treasury Note	1.38	9/30/20	81
115	U.S. Treasury Note	1.38	3/31/20	117
60	U.S. Treasury Note	1.38	8/31/23	60
100	U.S. Treasury Note	1.38	7/31/18	101
30	U.S. Treasury Note	1.38	5/31/20	30
65	U.S. Treasury Note	1.38	8/31/20	66
105	U.S. Treasury Note	1.38	10/31/20	106
55	U.S. Treasury Note	1.38	9/30/23	55
65	U.S. Treasury Note	1.38	2/28/19	66
75	U.S. Treasury Note	1.38	5/31/21	76
135	U.S. Treasury Note	1.38	9/30/18	137
75	U.S. Treasury Note	1.38	4/30/21	76
25	U.S. Treasury Note	1.38	11/30/18	25
40	U.S. Treasury Note	1.38	1/31/20	41
60	U.S. Treasury Note	1.38	6/30/23	60
51	U.S. Treasury Note	1.38	12/31/18	52
101	U.S. Treasury Note	1.50	2/28/19	103
80	U.S. Treasury Note	1.50	11/30/19	81
110	U.S. Treasury Note	1.50	12/31/18	112
70	U.S. Treasury Note	1.50	8/15/26	69
85	U.S. Treasury Note	1.50	1/31/22	86
80	U.S. Treasury Note	1.50	1/31/19	81
110	U.S. Treasury Note	1.50	10/31/19	112
70	U.S. Treasury Note	1.50	5/31/20	71
80	U.S. Treasury Note	1.50	2/28/23	81
130	U.S. Treasury Note	1.50	8/31/18	132
85	U.S. Treasury Note	1.50	3/31/23	86
60	U.S. Treasury Note	1.63	8/31/19	61
100	U.S. Treasury Note	1.63	11/30/20	102
65	U.S. Treasury Note	1.63	6/30/19	66
75	U.S. Treasury Note	1.63	8/15/22	76
75	U.S. Treasury Note	1.63	7/31/19	77
85	U.S. Treasury Note	1.63	3/31/19	87
45	U.S. Treasury Note	1.63	4/30/19	46
140	U.S. Treasury Note	1.63	2/15/26	140
85	U.S. Treasury Note	1.63	5/15/26	85
65	U.S. Treasury Note	1.63	5/31/23	66
60	U.S. Treasury Note	1.63	4/30/23	61
110	U.S. Treasury Note	1.63	12/31/19	112
100	U.S. Treasury Note	1.63	6/30/20	102
92	U.S. Treasury Note	1.63	11/15/22	94
110	U.S. Treasury Note	1.63	7/31/20	112
80	U.S. Treasury Note	1.75	1/31/23	82
124	U.S. Treasury Note	1.75	5/15/23	127
50	U.S. Treasury Note	1.75	3/31/22	51
30	U.S. Treasury Note	1.75	9/30/19	31
40	U.S. Treasury Note	1.75	10/31/18	41
95	U.S. Treasury Note	1.75	12/31/20	98

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$25	U.S. Treasury Note	1.75	5/15/22	$26
55	U.S. Treasury Note	1.75	2/28/22	56
75	U.S. Treasury Note	1.75	9/30/22	77
35	U.S. Treasury Note	1.75	10/31/20	36
60	U.S. Treasury Note	1.75	4/30/22	62
25	U.S. Treasury Note	1.88	10/31/22	26
85	U.S. Treasury Note	1.88	10/31/17	86
45	U.S. Treasury Note	1.88	11/30/21	46
60	U.S. Treasury Note	1.88	5/31/22	62
70	U.S. Treasury Note	1.88	8/31/22	72
150	U.S. Treasury Note	2.00	2/15/25	155
40	U.S. Treasury Note	2.00	5/31/21	42
95	U.S. Treasury Note	2.00	7/31/22	99
60	U.S. Treasury Note	2.00	10/31/21	62
60	U.S. Treasury Note	2.00	11/30/20	62
50	U.S. Treasury Note	2.00	7/31/20	52
40	U.S. Treasury Note	2.00	9/30/20	41
100	U.S. Treasury Note	2.00	2/15/22	104
105	U.S. Treasury Note	2.00	2/15/23	109
145	U.S. Treasury Note	2.00	8/15/25	150
60	U.S. Treasury Note	2.00	11/30/22	62
100	U.S. Treasury Note	2.00	11/15/21	104
100	U.S. Treasury Note	2.00	2/28/21	104
80	U.S. Treasury Note	2.00	8/31/21	83
155	U.S. Treasury Note	2.13	5/15/25	163
55	U.S. Treasury Note	2.13	12/31/21	57
50	U.S. Treasury Note	2.13	12/31/22	52
80	U.S. Treasury Note	2.13	8/31/20	83
70	U.S. Treasury Note	2.13	6/30/21	73
10	U.S. Treasury Note	2.13	1/31/21	10
90	U.S. Treasury Note	2.13	6/30/22	94
120	U.S. Treasury Note	2.13	8/15/21	125
65	U.S. Treasury Note	2.13	9/30/21	68
80	U.S. Treasury Note	2.25	3/31/21	84
40	U.S. Treasury Note	2.25	7/31/21	42
185	U.S. Treasury Note	2.25	11/15/25	196
20	U.S. Treasury Note	2.25	4/30/21	21
80	U.S. Treasury Note	2.25	11/30/17	81
120	U.S. Treasury Note	2.25	11/15/24	127
30	U.S. Treasury Note	2.38	6/30/18	31
155	U.S. Treasury Note	2.38	8/15/24	166
25	U.S. Treasury Note	2.38	12/31/20	26
85	U.S. Treasury Note	2.50	8/15/23	91
170	U.S. Treasury Note	2.50	5/15/24	184
100	U.S. Treasury Note	2.63	11/15/20	106
50	U.S. Treasury Note	2.63	1/31/18	51
35	U.S. Treasury Note	2.63	8/15/20	37
110	U.S. Treasury Note	2.75	2/15/24	120
52	U.S. Treasury Note	2.75	12/31/17	53
50	U.S. Treasury Note	2.75	11/15/23	55
85	U.S. Treasury Note	2.75	2/15/19	89
30	U.S. Treasury Note	2.88	3/31/18	31
100	U.S. Treasury Note	3.13	5/15/19	106
31	U.S. Treasury Note	3.38	11/15/19	33
100	U.S. Treasury Note	3.50	5/15/20	109
60	U.S. Treasury Note	3.63	2/15/20	65
135	U.S. Treasury Note	3.63	2/15/21	149
90	U.S. Treasury Note	3.75	11/15/18	96
50	U.S. Treasury Note	3.88	5/15/18	53
14	U.S. Treasury Note	4.25	5/15/39	19
55	U.S. Treasury Note	4.25	11/15/17	57

	Total U.S. Treasury Obligations			15,438

	Yankee Dollars — 6.50%
115	America Movil SAB de CV(Wireless Telecommunication Services)	6.13	11/15/37	138
25	Bank of Nova Scotia(Banks)	1.85	4/14/20	25
25	Bank of Nova Scotia(Banks)	2.13	9/11/19	25

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$130	BHP Billiton Ltd.(Metals & Mining)	3.85	9/30/23	$142
60	BHP Billiton Ltd.(Metals & Mining)	5.00	9/30/43	71
175	BP Capital Markets PLC(Oil, Gas & Consumable Fuels), Callable 2/4/26 @ 100.00	3.12	5/4/26	180
164	British Telecommunications PLC(Diversified Telecommunication Services)	9.38	12/15/30	266
100	Canadian Pacific Railway Co.(Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	102
320	Canadian Pacific Railway Co.(Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	356
25	Canadian Pacific Railway Co.(Road & Rail)	7.25	5/15/19	29
125	Deutsche Telekom International Finance(Diversified Financial Services) (d)	8.75	6/15/30	194
90	HSBC Holdings PLC(Banks)	4.00	3/30/22	96
330	HSBC Holdings PLC(Banks)	5.10	4/5/21	364
120	HSBC Holdings PLC(Banks)	6.80	6/1/38	159
105	Iberdrola International BV(Electric Utilities)	5.81	3/15/25	123
210	Iberdrola International BV(Electric Utilities)	6.75	7/15/36	279
160	LyondellBasell Industries NV(Chemicals)	4.00	7/15/23	174
10	LyondellBasell Industries NV(Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	10
700	LyondellBasell Industries NV(Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	751
140	Orange SA(Diversified Telecommunication Services)	9.00	3/1/31	224
200	Petroleos Mexicanos(Diversified Financial Services)	5.75	3/1/18	211
175	Petroleos Mexicanos(Oil, Gas & Consumable Fuels)	6.63	6/15/35	178
218	Rio Tinto Finance USA PLC(Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	235
25	Royal Bank of Canada(Banks)	1.20	9/19/17	25
25	Royal Bank of Canada(Banks)	1.88	2/5/20	25
25	Royal Bank of Canada(Banks)	2.20	9/23/19	26
325	Shell International Finance BV(Oil, Gas & Consumable Fuels)	6.38	12/15/38	443
200	Statoil ASA(Oil, Gas & Consumable Fuels)	3.25	11/10/24	213
100	Statoil ASA(Oil, Gas & Consumable Fuels)	5.10	8/17/40	120
180	Statoil ASA(Oil, Gas & Consumable Fuels)	7.75	6/15/23	236
175	Telefonica Emisiones SAU(Diversified Telecommunication Services)	6.22	7/3/17	181
120	Telefonica Emisiones SAU(Diversified Telecommunication Services)	7.05	6/20/36	158
70	Vodafone Group PLC(Wireless Telecommunication Services)	6.15	2/27/37	85

	Total Yankee Dollars			5,844

	Time Deposit — 0.05%
44	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/3/16	44

	Total Time Deposit			44

	Mutual Funds — 17.53%
499	SSgA U.S. Government Money Market Fund (e)	0.02		499
15,253	State Street Institutional Treasury Plus Money Market Fund (e)	0.15		15,254

	Total Mutual Funds			15,753

	Total Investments Before TBA Sale Commitments (cost $91,040) — 103.92%			93,393
	TBA Sale Commitments (f) — (0.79)%
$(65)	Fannie Mae, 15 YR TBA	4.50	10/25/31	(67)
(25)	Fannie Mae, 15 YR TBA	2.00	10/25/31	(25)
(100)	Fannie Mae, 30 YR TBA	4.50	10/25/46	(110)
(25)	Fannie Mae, 30 YR TBA	3.50	10/25/31	(26)
(25)	Freddie Mac, Gold 15 YR TBA	2.00	10/15/31	(25)
(25)	Freddie Mac, Gold 15 YR TBA	3.50	10/15/31	(26)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	10/15/31	(51)
(25)	Freddie Mac, Gold 30 YR TBA	5.00	10/15/46	(28)
(100)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/46	(110)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	10/15/46	(112)
(50)	Government National Mortgage Association, 30 YR TBA	5.50	10/15/46	(56)
(75)	Government National Mortgage Association, 30 YR TBA	4.50	10/15/46	(83)

	Total TBA Sale Commitments			(719)

	Total Investments (cost $90,324) — 103.13%			92,674
	Liabilities in excess of other assets — (3.13)%			(2,816)

	Net Assets — 100.00%			$89,858

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2016.

(b)	Zero Coupon Security. Effective rate shown is as of September 30, 2016.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2016.

(e)	The rate disclosed is the rate in effect on September 30, 2016.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.44%	—	0.44%
Collateralized Mortgage Obligations	—	1.60%	—	1.60%
U.S. Government Agency Mortgages	—	26.21%	—	26.21%
U.S. Government Agency Securities	—	1.15%	—	1.15%
Corporate Bonds	33.26%	—	—	33.26%
U.S. Treasury Obligations	—	17.18%	—	17.18%
Yankee Dollars	6.36%	0.14%	—	6.50%
Time Deposit	—	0.05%	—	0.05%
Mutual Funds	0.56%	3.09%	13.88%	17.53%
TBA Sale Commitments	—	-0.79%	—	-0.79%
Other Assets (Liabilities)	-0.02%	-3.11%	0.00%	-3.13%

Total Net Assets	40.16%	45.96%	13.88%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.41%
$2,231	Magnus-Relda Holding Vier GMBH, Series 1A, Class JNR (a)	7.00	10/28/24	$2,546

	Total Asset Backed Security			2,546

	Bank Loan Obligation — 0.37%
2,289	Envision Healthcare(Health Care Providers & Services)	0.08	10/28/22	2,296

	Total Bank Loan Obligation			2,296

	Collateralized Mortgage Obligations — 19.56%
6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (b)(c)(d)	9.00	12/15/19	5,785
5,687	Bank of America Merrill Lynch Large, SERIES: 2016-GG10, Class: AJA (b)(d)	5.99	8/10/45	3,879
1,330	Bellemeade Re Ltd., Series 2016-1A, Class M2B, Callable 12/25/19 @ 100.00 (b)(d)	7.03	4/25/26	1,334
1,974	BLCP Hotel Trust, Series 2014-CLMZ, Class M (b)(d)	6.25	8/15/29	1,925
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (d)	3.00	2/10/48	2,154
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (b)(d)	3.21	7/10/47	931
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (b)(d)	4.29	4/10/48	786
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (b)(d)	4.29	4/10/48	1,532
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (d)	3.00	12/10/47	3,556
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (d)	3.25	7/10/48	2,948
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (b)(d)	3.27	8/10/48	1,782
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (b)(d)	4.49	3/10/46	1,778
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (b)(d)	4.70	8/10/48	2,328
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (b)(d)	4.70	8/10/48	874
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (b)(d)	5.25	10/10/46	324
1,410	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (b)(d)	12.28	10/25/28	1,657
6,338	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (b)(d)	12.78	9/25/28	7,767
8,500	Credit Suisse Mortgage Trust, Series 2015-TOWN, Class F (b)(d)	5.02	3/15/17	8,202
3,000	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87	9/15/40	2,768
4,000	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (b)(d)	8.93	7/6/20	3,862
5,000	Credit Suisse Mortgage Trust, Town Mezzanine Securities Trust, Series 2015, Class MZ (b)(d)	9.51	3/1/28	4,938
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (d)	3.75	8/10/44	1,107
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ (b)	5.68	12/10/49	1,591
30,014	Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class XB (a)(b)	0.71	7/10/46	1,219
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (b)(d)	4.93	8/10/46	437
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, Callable 10/15/24 @ 100.00 (b)(d)	3.36	9/15/47	452
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (b)(d)	4.77	8/15/48	2,832
6,860	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00 (b)	5.50	1/15/49	2,997
3,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ, Callable 6/4/17 @ 100.00 (b)	5.88	2/12/49	2,419
2,900	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBMZ, Class M (b)(d)	6.75	10/15/29	2,852
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (b)(d)	7.42	9/15/28	3,832
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (d)	3.01	3/15/48	687
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F, Callable 9/11/25 @ 100.00 (b)(d)	4.68	10/15/28	1,007
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (b)(d)	4.68	10/15/28	2,681
3,881	Multifamily Trust, Series 2016-1, Class B (b)	9.77	4/25/46	4,503
14,999	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 5/25/22 @ 100.00 (b)	9.88	4/25/28	15,806
4,500	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 9/25/25 @ 100.00 (b)	10.53	7/25/28	4,871
4,726	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (b)(d)	5.00	5/10/63	3,158
8,192	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (b)(d)	5.00	5/10/63	3,652
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (d)	3.00	5/15/48	2,487
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (d)	3.50	7/15/46	370
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00 (b)(d)	4.77	11/15/48	2,687

	Total Collateralized Mortgage Obligations			122,757

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgage — 0.61%
$3,500	Fannie Mae, SERIES: 16-C04, Class: 1B (b)(d)	10.78	1/25/29	$3,846

	Total U.S. Government Agency Mortgage			3,846

	Corporate Bonds — 54.07%
1,175	Acadia Healthcare Co., Inc.(Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,163
946	Acadia Healthcare Co., Inc.(Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50	3/1/24	991
2,950	Albertsons Cos. LLC/ Safeway(Food & Staples Retailing), Callable 9/15/19 @ 104.31 (d)	5.75	3/15/25	2,943
987	Alcoa, Inc.(Metals & Mining), Callable 7/1/24 @ 100.00	5.13	10/1/24	1,050
282	Alcoa, Inc.(Metals & Mining)	5.87	2/23/22	303
916	Allegion US Holding Co., Inc.(Building Products), Callable 11/7/16 @ 104.31	5.75	10/1/21	956
61	Ally Financial, Inc.(Consumer Finance)	5.50	2/15/17	62
111	Ally Financial, Inc.(Consumer Finance), Callable 10/20/25 @ 100.00	5.75	11/20/25	116
192	Ally Financial, Inc.(Consumer Finance)	7.50	9/15/20	218
2,029	Ally Financial, Inc.(Consumer Finance)	8.00	11/1/31	2,506
618	Ally Financial, Inc.(Consumer Finance)	8.00	3/15/20	706
968	Altice US Finance I Corp.(Media), Callable 7/15/18 @ 104.03 (d)	5.38	7/15/23	1,001
1,141	Altice US Finance I Corp.(Media), Callable 5/15/21 @ 102.75 (d)	5.50	5/15/26	1,178
1,088	AMC Networks, Inc.(Media), Callable 12/15/17 @ 102.38	4.75	12/15/22	1,102
785	AMC Networks, Inc.(Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	789
1,923	American Airlines Pass-Through Trust, Series 2013-2, Class B(Airlines)	5.60	7/15/20	2,012
672	American Airlines Pass-Through Trust, Class B(Airlines)	5.63	1/15/21	703
231	American Builders & Contractors Supply Co., Inc.(Trading Companies & Distributors), Callable 11/7/16 @ 104.22 (d)	5.63	4/15/21	239
214	American Builders & Contractors Supply Co., Inc.(Trading Companies & Distributors), Callable 12/15/18 @ 104.31 (d)	5.75	12/15/23	223
2,211	Amsted Industries, Inc.(Machinery), Callable 3/15/18 @ 102.50 (d)	5.00	3/15/22	2,222
285	Amsted Industries, Inc.(Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	284
1,365	Anixter International, Inc.(Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,429
387	Anixter International, Inc.(Electronic Equipment, Instruments & Components)	5.50	3/1/23	405
392	Antero Resources Corp.(Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.84	5.13	12/1/22	395
1,142	Antero Resources Finance(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 104.03	5.38	11/1/21	1,156
702	ARC Properties Operating Partnership, LP(Equity Real Estate Investment Trusts), Callable 11/6/23 @ 100.00	4.60	2/6/24	730
1,260	B&G Foods, Inc.(Food Products), Callable 11/7/16 @ 103.47	4.63	6/1/21	1,298
1,951	Bank of America Corp.(Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (b)(e)	6.10	12/29/49	2,031
1,247	Belo Corp.(Media)	7.25	9/15/27	1,322
2,115	Blue Racer Mid LLC/Blue Racer Mid Finance(Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.59 (d)	6.13	11/15/22	2,067
1,179	Brinker International IN(Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (d)	5.00	10/1/24	1,195
861	Building Materials Corp. of America(Building Products), Callable 11/15/19 @ 102.69 (d)	5.38	11/15/24	887
565	Cable One, Inc.(Media), Callable 6/15/18 @ 102.88 (d)	5.75	6/15/22	590
2,858	Cablevision Systems Corp.(Media)	5.88	9/15/22	2,600
135	Cablevision Systems Corp.(Media)	8.00	4/15/20	141
12	CalAtlantic Group, Inc.(Household Durables), Callable 6/15/21 @ 100.00	6.25	12/15/21	13
1,450	Calpine Corp.(Independent Power & Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (d)	7.88	1/15/23	1,532
1,875	Cardtronics, Inc.(IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	1,917
3,161	Care Capital Properties(Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00 (d)	5.13	8/15/26	3,162
912	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 2/15/18 @ 102.56	5.13	2/15/23	951
970	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 5/1/18 @ 103.84	5.13	5/1/23	1,012
256	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 9/30/17 @ 102.63	5.25	9/30/22	268
2,192	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 5/1/20 @ 102.68	5.38	5/1/25	2,298
1,496	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 3/1/18 @ 102.88	5.75	9/1/23	1,584

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,010	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 2/15/21 @ 102.88	5.75	2/15/26	$1,071
777	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	826
298	CCO Holdings LLC/CCO Holdings Capital Corp.(Media), Callable 4/1/19 @ 104.41 (d)	5.88	4/1/24	318
582	CDW LLC/CDW Finance(Electronic Equipment, Instruments & Components), Callable 3/1/18 @ 103.75	5.00	9/1/23	601
145	CDW LLC/CDW Finance(Electronic Equipment, Instruments & Components), Callable 8/15/17 @ 104.50	6.00	8/15/22	154
1,087	Centene Corp.(Health Care Providers & Services), Callable 2/15/18 @ 102.81	5.63	2/15/21	1,155
939	CenturyLink, Inc.(Diversified Telecommunication Services)	5.63	4/1/20	993
3,239	CenturyLink, Inc., Series T(Diversified Telecommunication Services)	5.80	3/15/22	3,320
189	CenturyLink, Inc.(Diversified Telecommunication Services)	6.45	6/15/21	202
2,450	Cequel Communications Holdings I LLC/Cequel Capital Corp.(Media), Callable 11/7/16 @ 103.19 (d)	6.38	9/15/20	2,523
2,128	Chemtura Corp.(Chemicals), Callable 11/7/16 @ 104.31	5.75	7/15/21	2,235
300	Cheniere Corp. Christi HD(Oil, Gas & Consumable Fuels) (d)	7.00	6/30/24	324
1,918	CHS/Community Health Systems, Inc.(Health Care Providers & Services), Callable 7/15/17 @ 101.78	7.13	7/15/20	1,783
610	Churchill Downs, Inc.(Hotels, Restaurants & Leisure), Callable 12/15/16 @ 104.03 (d)	5.38	12/15/21	634
4,076	CIT Group, Inc.(Banks)	5.00	8/15/22	4,330
470	CIT Group, Inc.(Banks) (d)	6.63	4/1/18	499
1,995	Citigroup, Inc.(Banks), Callable 11/15/20 @ 100.00 (b)	6.12	12/29/49	2,075
121	Clean Harbors, Inc.(Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	124
33	Clean Harbors, Inc.(Commercial Services & Supplies), Callable 11/7/16 @ 102.63	5.25	8/1/20	34
1,096	Commercial Metals Co.(Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,089
1,732	Commscope, Inc.(Communications Equipment), Callable 6/15/17 @ 102.50 (d)	5.00	6/15/21	1,793
1,214	Constellation Brands, Inc.(Beverages)	4.75	12/1/25	1,314
1,294	Continental Resources, Inc.(Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 100.00	4.50	4/15/23	1,242
2,837	Continental Resources, Inc.(Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 102.50	5.00	9/15/22	2,831
278	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 1/1/20 @ 100.00 ^	4.13	4/1/20	262
261	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	230
659	Corrections Corp. of America(Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	596
2,146	Cott Beverages, Inc.(Beverages), Callable 7/1/17 @ 104.03	5.38	7/1/22	2,211
45	Credit Acceptance Corp.(Consumer Finance), Callable 2/15/17 @ 103.06	6.13	2/15/21	45
1,705	Credit Acceptance Corp.(Consumer Finance), Callable 3/15/18 @ 105.53	7.38	3/15/23	1,765
1,035	CSC Holdings LLC(Media), Callable 4/15/22 @ 102.75 (d)	5.50	4/15/27	1,058
600	CSC Holdings LLC(Media)	6.75	11/15/21	635
1,546	CTR Partnership LP/CareTrust Capital Corp.(Equity Real Estate Investment Trusts), Callable 6/1/17 @ 102.94	5.88	6/1/21	1,600
1,603	CVR Partners/CVR Nitroge(Chemicals), Callable 6/15/19 @ 104.63 (d)	9.25	6/15/23	1,549
878	D.R. Horton, Inc.(Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	944
261	D.R. Horton, Inc.(Household Durables), Callable 11/15/22 @ 100.00	4.75	2/15/23	283
269	D.R. Horton, Inc.(Household Durables), Callable 5/15/23 @ 100.00	5.75	8/15/23	308
1,101	Darling Ingredients, Inc.(Food Products), Callable 1/15/17 @ 104.03	5.38	1/15/22	1,149
439	DCP Midstream LLC(Oil, Gas & Consumable Fuels) (d)	4.75	9/30/21	443
888	DCP Midstream LLC(Oil, Gas & Consumable Fuels) (d)	5.35	3/15/20	910
1,081	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 4/15/23 @ 100.00 (d)	5.45	6/15/23	1,158
309	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 6/15/18 @ 102.94 (d)	5.88	6/15/21	328
1,541	Diamond 1 Finance/Diamond 2(Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (d)	7.13	6/15/24	1,695
1,912	Diebold, Inc.(Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38 (d)	8.50	4/15/24	1,981
355	DigitalGlobe, Inc.(Aerospace & Defense), Callable 2/1/17 @ 102.63	5.25	2/1/21	352
574	Discovery Communications, Inc.(Media)	3.25	4/1/23	581
516	Discovery Communications, Inc.(Media)	3.30	5/15/22	530

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)	4.90	3/11/26	$1,224
$1,268	DISH DBS Corp.(Media)	5.13	5/1/20	1,316
1,163	DISH DBS Corp.(Media)	5.88	7/15/22	1,198
878	DISH DBS Corp.(Media)	6.75	6/1/21	946
814	DISH DBS Corp.(Media)	7.88	9/1/19	912
203	Dollar Tree, Inc.(Multiline Retail), Callable 3/1/17 @ 102.63	5.25	3/1/20	211
508	Dollar Tree, Inc.(Multiline Retail), Callable 3/1/18 @ 104.31	5.75	3/1/23	546
580	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 6/1/18 @ 102.94	5.88	6/1/23	526
47	Dynegy, Inc.(Independent Power & Renewable Electricity Producers), Callable 5/1/17 @ 103.38	6.75	11/1/19	48
661	Eagle Materials, Inc.(Construction Materials), Callable 8/1/21 @ 102.25	4.50	8/1/26	670
1,231	Equinix, Inc.(Equity Real Estate Investment Trusts), Callable 4/1/17 @ 102.44	4.88	4/1/20	1,276
944	Equinix, Inc.(Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.69	5.38	4/1/23	990
1,318	ESH Hospitality, Inc.(Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (d)	5.25	5/1/25	1,316
1,160	Exterran Partners LP(Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	1,088
1,613	First Cash Financial Services, Inc.(Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	1,686
2,342	First Data Corp.(IT Services), Callable 1/15/19 @ 102.50 (d)	5.00	1/15/24	2,377
1,101	First Data Corp.(IT Services), Callable 8/15/18 @ 102.69 (d)	5.38	8/15/23	1,134
2,007	Freeport-McMoran Oil & Gas(Metals & Mining), Callable 2/1/17 @ 103.38	6.75	2/1/22	2,052
1,764	Frontier Communications Corp.(Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	1,696
696	Frontier Communications Corp.(Diversified Telecommunication Services)	7.13	1/15/23	649
4,302	Frontier Communications Corp.(Diversified Telecommunication Services)	8.50	4/15/20	4,652
1,065	Frontier Communications Corp.(Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50	9/15/22	1,129
1,267	FTS International, Inc.(Energy Equipment & Services), Callable 11/7/16 @ 103.00 (b)(d)	8.35	6/15/20	1,076
414	GAF Corp.(Building Products), Callable 2/15/18 @ 102.56 (d)	5.13	2/15/21	435
318	Gannett Co., Inc.(Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	331
163	GCI, Inc.(Diversified Telecommunication Services), Callable 11/7/16 @ 103.38	6.75	6/1/21	167
1,206	General Motors Financial Co.(Consumer Finance), Callable 2/1/21 @ 100.00	4.20	3/1/21	1,269
966	General Motors Financial Co.(Consumer Finance)	4.25	5/15/23	1,004
2,676	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.88	5.75	2/15/21	2,676
371	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	368
778	Genesis Energy, LP(Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	802
2,351	GenOn Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 11/7/16 @ 103.29	9.88	10/15/20	1,752
210	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 4/1/18 @ 102.56	5.13	4/1/23	179
137	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 10/15/19 @ 102.94	5.88	10/15/24	118
312	GLP Capital, LP(Equity Real Estate Investment Trusts)	4.38	4/15/21	328
1,660	GLP Capital, LP(Equity Real Estate Investment Trusts)	5.38	4/15/26	1,785
1,102	GMAC, Inc.(Consumer Finance)	8.00	11/1/31	1,358
1,855	Goldman Sachs Group, Inc., Series M(Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (b)(e)	5.38	12/31/49	1,874
800	Graphic Packaging International(Containers & Packaging)	4.13	8/15/24	805
2,075	Gray Television, Inc.(Media), Callable 10/15/19 @ 103.84 (d)	5.13	10/15/24	2,036
1,304	Hanesbrands, Inc.(Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (d)	4.63	5/15/24	1,338
1,248	Harland Clarke Holdings Corp.(Commercial Services & Supplies), Callable 11/7/16 @ 102.44 (d)	9.75	8/1/18	1,282
3,177	HCA Holdings, Inc.(Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	3,387
1,141	HCA, Inc.(Health Care Providers & Services)	5.38	2/1/25	1,178
2,417	HCA, Inc.(Health Care Providers & Services)	5.88	3/15/22	2,677
352	HCA, Inc.(Health Care Providers & Services)	6.50	2/15/20	390
1,077	Hilcorp Enery Co.(Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50 (d)	5.00	12/1/24	1,031
1,875	Hilton Domestic Operating(Hotels, Restaurants & Leisure), Callable 9/1/19 @ 102.13 (d)	4.25	9/1/24	1,913
316	Holly Energy Partners, LP(Oil, Gas & Consumable Fuels), Callable 8/1/19 @ 104.50 (d)	6.00	8/1/24	327
167	Hughes Satellite Systems Corp.(Diversified Telecommunication Services)	6.50	6/15/19	183
859	Hughes Satellite Systems Corp.(Diversified Telecommunication Services)	7.63	6/15/21	916
737	Huntington Ingalls Industries, Inc.(Aerospace & Defense), Callable 11/15/20 @ 102.50 (d)	5.00	11/15/25	779

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$940	Ingles Markets, Inc.(Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75	6/15/23	$975
991	International Lease Finance Corp.(Trading Companies & Distributors)	5.88	8/15/22	1,099
1,028	International Lease Finance Corp.(Trading Companies & Distributors)	6.25	5/15/19	1,114
851	J.B. Poindexter & Co., Inc.(Machinery), Callable 4/1/17 @ 104.50 (d)	9.00	4/1/22	901
378	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 6/15/20 @ 102.88 (d)	5.75	6/15/25	371
1,093	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 7/15/19 @ 102.94 (d)	5.88	7/15/24	1,088
359	JBS USA LLC/JBS USA Finance, Inc.(Food Products), Callable 11/7/16 @ 103.63 (d)	7.25	6/1/21	369
1,818	Joy Global, Inc.(Machinery)	5.13	10/15/21	1,995
1,855	JPMorgan Chase & Co.(Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (b)(e)	5.30	12/31/49	1,881
211	Kaiser Aluminum Corp.(Metals & Mining), Callable 5/15/19 @ 104.41	5.88	5/15/24	220
1,266	KFC HLD/Pizza Hut/Taco(Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (d)	5.00	6/1/24	1,323
219	KFC HLD/Pizza Hut/Taco(Hotels, Restaurants & Leisure), Callable 6/1/21 @ 102.63 (d)	5.25	6/1/26	232
1,841	Kindred Healthcare, Inc.(Health Care Providers & Services), Callable 1/15/18 @ 106.56	8.75	1/15/23	1,841
1,003	KLX, Inc.(Aerospace & Defense), Callable 12/1/17 @ 104.41 (d)	5.88	12/1/22	1,038
495	Lennar Corp.(Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	505
245	Lennar Corp.(Household Durables), Callable 8/15/22 @ 100.00 (b)	4.75	11/15/22	253
400	Lennar Corp.(Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	410
1,000	LifePoint Health, Inc.(Health Care Providers & Services), Callable 5/1/19 @ 104.03 (d)	5.38	5/1/24	1,000
1,091	LifePoint Hospitals, Inc.(Health Care Providers & Services), Callable 12/1/16 @ 104.13	5.50	12/1/21	1,137
1,510	Limited Brands, Inc.(Specialty Retail)	5.63	2/15/22	1,687
169	Lin Television Corp.(Media), Callable 11/15/17 @ 104.41	5.88	11/15/22	177
49	LKQ Corp.(Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	50
3,865	Lockheed Martin Corp.(Aerospace & Defense) (d)	7.65	9/15/20	3,658
1,500	Louisiana-Pacific Corp.(Paper & Forest Products), Callable 9/15/19 @ 103.66 (d)	4.88	9/15/24	1,500
392	Lynx I Corp.(Diversified Telecommunication Services), Callable 4/15/17 @ 102.69 (d)	5.38	4/15/21	409
1,006	M/I Homes, Inc.(Household Durables), Callable 1/15/18 @ 103.38	6.75	1/15/21	1,054
427	Masco Corp.(Building Products), Callable 1/1/26 @ 100.00	4.38	4/1/26	449
333	Masco Corp.(Building Products)	5.95	3/15/22	380
211	Match Group, Inc.(Internet Software & Services), Callable 6/1/19 @ 104.78	6.38	6/1/24	229
1,083	Match Group, Inc.(Internet Software & Services), Callable 12/15/17 @ 102.38	6.75	12/15/22	1,152
1,080	Meritage Homes Corp.(Household Durables)	7.15	4/15/20	1,202
1,933	MetLife, Inc., Series C(Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (b)(e)	5.25	12/31/49	1,943
3,372	MGM Resorts International(Hotels, Restaurants & Leisure)	5.25	3/31/20	3,591
707	MGP Escrow Issuer(Hotels, Restaurants & Leisure), Callable 2/1/24 @ 100.00 (d)	5.63	5/1/24	767
899	Micron Technology, Inc.(Semiconductors & Semiconductor Equipment), Callable 4/15/19 @ 103.75 (d)	7.50	9/15/23	999
116	MidContinent Express Pipeline LLC(Oil, Gas & Consumable Fuels)	6.70	9/15/19	122
387	MPLX, LP(Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	4.88	6/1/25	400
299	MPLX, LP(Oil, Gas & Consumable Fuels), Callable 9/1/24 @ 100.00	4.88	12/1/24	309
2,650	MPT Operating Partnership LP/MPT Finance Corp.(Equity Real Estate Investment Trusts), Callable 2/15/17 @ 103.19	6.38	2/15/22	2,763
1,425	Multi-Color Corp.(Commercial Services & Supplies), Callable 12/1/17 @ 104.59 (d)	6.13	12/1/22	1,496
1,812	Nabors Industries, Inc.(Energy Equipment & Services)	4.63	9/15/21	1,708
729	Nabors Industries, Inc.(Energy Equipment & Services)	5.00	9/15/20	718
233	National CineMedia LLC(Media), Callable 8/15/21 @ 102.88 (d)	5.75	8/15/26	242
3,884	Navient LLC(Consumer Finance)	6.13	3/25/24	3,616
578	NCR Corp.(Technology Hardware, Storage & Peripherals), Callable 2/15/17 @ 102.31	4.63	2/15/21	584
2,146	NCR Corp.(Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	2,259
2,285	Neptune Finance Corp.(Media), Callable 1/15/19 @ 107.59 (d)	10.13	1/15/23	2,635
461	Netflix, Inc.(Internet & Direct Marketing Retail)	5.50	2/15/22	496
543	Netflix, Inc.(Internet & Direct Marketing Retail)	5.75	3/1/24	584
1,611	Netflix, Inc.(Internet & Direct Marketing Retail)	5.88	2/15/25	1,744
1,146	Newell Brands, Inc.(Household Durables), Callable 11/15/18 @ 103.75 (d)	5.00	11/15/23	1,220
1,153	Newfield Exploration Co.(Oil, Gas & Consumable Fuels)	5.63	7/1/24	1,182

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$153	Nexstar Broadcasting Group, Inc.(Media), Callable 11/7/16 @ 105.16	6.88	11/15/20	$159
1,139	Nexstar Broadcasting, Inc.(Media), Callable 2/15/18 @ 103.06 ^(d)	6.13	2/15/22	1,176
1,069	Nexstar Escrow Corp.(Media), Callable 8/1/19 @ 104.22 (d)	5.63	8/1/24	1,077
2,485	NGL Energy Partners LP/Finance Co.(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 105.16	6.88	10/15/21	2,355
491	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 7/15/18 @ 103.13	6.25	7/15/22	498
1,626	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 7/15/21 @ 103.31 (d)	6.63	1/15/27	1,594
1,434	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 9/15/17 @ 103.31	6.63	3/15/23	1,448
700	NRG Energy, Inc.(Independent Power & Renewable Electricity Producers), Callable 11/7/16 @ 103.94	7.88	5/15/21	732
1,186	NuStar Logistics LP(Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,189
286	NuStar Logistics LP(Oil, Gas & Consumable Fuels)	6.75	2/1/21	308
1,909	Orbital ATK, Inc.(Aerospace & Defense), Callable 11/7/16 @ 103.94	5.25	10/1/21	1,985
600	Outfront Media Capital LLC, Class C(Media), Callable 2/15/19 @ 102.81	5.63	2/15/24	624
1,032	PDC Energy, Inc.(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59 (d)	6.13	9/15/24	1,073
2,463	Penske Automotive Group(Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	2,476
1,648	PolyOne Corp.(Chemicals)	5.25	3/15/23	1,706
1,905	Post Holding, Inc.(Food Products), Callable 8/15/21 @ 102.50 (d)	5.00	8/15/26	1,896
561	Post Holdings, Inc.(Food Products), Callable 9/15/18 @ 105.81 (d)	7.75	3/15/24	628
948	PulteGroup, Inc.(Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	995
1,570	QEP Resources, Inc.(Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,609
885	Quad Graphics, Inc.(Commercial Services & Supplies)	7.00	5/1/22	850
1,916	Quicken Loans, Inc.(Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (d)	5.75	5/1/25	1,902
684	Quintiles IMS, Inc.(Health Care Technology), Callable 10/15/21 @ 102.50 (d)	5.00	10/15/26	711
143	Quintiles Transnational(Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (d)	4.88	5/15/23	147
2,744	Range Resources Corp.(Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	2,731
895	Range Resources Corp.(Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	906
34	Resolute Forest Products(Paper & Forest Products), Callable 5/15/17 @ 104.41	5.88	5/15/23	29
1,198	Rose Rock Midstream, LP(Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,090
725	Rose Rock Midstream, LP(Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	667
1,005	Sabine Pass Liquefaction(Oil, Gas & Consumable Fuels), Callable 9/15/26 @ 100.00 (d)	5.00	3/15/27	1,030
1,907	Sabine Pass Liquefaction LLC(Oil, Gas & Consumable Fuels), Callable 12/1/24 @ 100.00	5.63	3/1/25	2,050
29	Sabine Pass LNG LP(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 103.25	6.50	11/1/20	30
614	Sabre Holdings Corp.(IT Services), Callable 11/15/18 @ 103.94 (d)	5.25	11/15/23	625
1,146	Sabre Holdings Corp.(IT Services), Callable 4/15/18 @ 104.03 (d)	5.38	4/15/23	1,178
2,739	Select Medical Corp.(Health Care Providers & Services), Callable 11/7/16 @ 104.78	6.38	6/1/21	2,694
1,176	SemGroup Corp.(Oil, Gas & Consumable Fuels), Callable 10/24/16 @ 105.63	7.50	6/15/21	1,176
1,023	Service Corp. International(Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,085
431	Service Corp. International(Diversified Consumer Services)	8.00	11/15/21	506
1,911	Sesi LLC(Energy Equipment & Services), Callable 11/7/16 @ 101.59	6.38	5/1/19	1,897
802	Sinclair Television Group, Inc.(Media), Callable 11/7/16 @ 104.03	5.38	4/1/21	832
184	Sinclair Television Group, Inc.(Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	194
1,116	Sirius XM Radio, Inc.(Media), Callable 4/15/20 @ 102.69 (d)	5.38	4/15/25	1,152
782	Sirius XM Radio, Inc.(Media), Callable 7/15/21 @ 102.69 (d)	5.38	7/15/26	804
542	Sirius XM Radio, Inc.(Media), Callable 7/15/19 @ 103.00 (d)	6.00	7/15/24	578
1,853	SLM Corp.(Consumer Finance)	5.50	1/15/19	1,881
1,040	SM Energy Co.(Oil, Gas & Consumable Fuels), Callable 9/15/21 @ 103.38	6.75	9/15/26	1,050
100	Sonic Automotive, Inc.(Specialty Retail), Callable 7/15/17 @ 103.50	7.00	7/15/22	106
2,014	Southwestern Energy Co.(Oil, Gas & Consumable Fuels), Callable 12/23/19 @ 100.00	4.05	1/23/20	2,009
512	Southwestern Energy Co.(Oil, Gas & Consumable Fuels), Callable 12/15/21 @ 100.00	4.10	3/15/22	465
1,953	Sprint Capital Corp.(Wireless Telecommunication Services)	6.88	11/15/28	1,838
487	Sprint Corp.(Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	482
1,079	Sprint Nextel Corp.(Wireless Telecommunication Services)	6.00	11/15/22	1,010

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$742	Sprint Nextel Corp.(Wireless Telecommunication Services) (d)	7.00	3/1/20	$800
457	Sprint Nextel Corp.(Wireless Telecommunication Services)	7.00	8/15/20	459
595	Sprint Nextel Corp.(Wireless Telecommunication Services)	11.50	11/15/21	684
217	Steel Dynamics, Inc.(Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	225
356	Steel Dynamics, Inc.(Metals & Mining), Callable 4/15/18 @ 102.63	5.25	4/15/23	369
773	Steel Dynamics, Inc.(Metals & Mining), Callable 8/15/17 @ 103.19	6.38	8/15/22	814
1,953	Summit Midstream Holdings LLC(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 105.63	7.50	7/1/21	2,021
696	Targa Resources Partners LP(Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.19	6.38	8/1/22	720
389	Taylor Morrison Communities, Inc.(Household Durables), Callable 11/7/16 @ 103.94 (d)	5.25	4/15/21	402
261	Teleflex, Inc.(Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	270
2,415	Tenet Healthcare Corp.(Health Care Providers & Services)	4.50	4/1/21	2,430
206	Tenet Healthcare Corp.(Health Care Providers & Services)	4.75	6/1/20	209
3,769	Tenet Healthcare Corp.(Health Care Providers & Services)	6.00	10/1/20	3,986
870	Tenneco, Inc.(Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	882
1,167	Tesoro Logistics LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 102.94	5.88	10/1/20	1,202
58	Tesoro Logistics LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 10/24/16 @ 104.59	6.13	10/15/21	61
92	Tesoro Logistics LP/Tesoro Logistics Corp.(Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13	6.25	10/15/22	98
726	The ADT Corp.(Commercial Services & Supplies) ^	6.25	10/15/21	790
2	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 11/7/16 @ 100.00 (b)	0.38	6/1/19	2
47	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	48
3,403	The AES Corp.(Independent Power & Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	3,897
194	The AES Corp.(Independent Power & Renewable Electricity Producers)	8.00	6/1/20	228
1,198	The Goodyear Tire & Rubber Co.(Auto Components)	8.75	8/15/20	1,432
780	The Men’s Wearhouse, Inc.(Specialty Retail), Callable 7/1/17 @ 105.25	7.00	7/1/22	729
1,223	The Ryland Group, Inc.(Household Durables)	5.38	10/1/22	1,275
692	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	740
759	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	811
535	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/18 @ 103.06	6.13	1/15/22	568
2,036	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 4/1/17 @ 103.13	6.25	4/1/21	2,138
1,481	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,640
464	T-Mobile USA, Inc.(Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	502
836	Toll Brothers Finance Corp.(Household Durables), Callable 11/15/21 @ 100.00	5.88	2/15/22	920
773	Toll Holdings, Inc.(Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	792
274	TreeHouse Foods, Inc.(Food Products), Callable 3/15/17 @ 103.66	4.88	3/15/22	285
531	TreeHouse Foods, Inc.(Food Products), Callable 2/15/19 @ 104.50 (d)	6.00	2/15/24	571
1,038	Tri Pointe Group, Inc.(Household Durables), Callable 6/1/21 @ 100.00	4.88	7/1/21	1,064
2,875	Unit Corp.(Energy Equipment & Services), Callable 11/7/16 @ 103.31	6.63	5/15/21	2,443
640	United Airlines Pass Through Trust, Class B(Airlines)	4.63	9/3/22	651
464	United Rentals Inc.(Trading Companies & Distributors), Callable 5/15/19 @ 102.88	5.75	11/15/24	481
323	United Rentals NA, Inc.(Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	331
1,175	United Rentals NA, Inc.(Trading Companies & Distributors), Callable 4/15/17 @ 103.81	7.63	4/15/22	1,251
2,571	Universal Hospital Services, Inc.(Health Care Providers & Services), Callable 11/7/16 @ 103.81	7.63	8/15/20	2,449
1,929	Univision Communications, Inc.(Media), Callable 9/15/17 @ 103.38 (d)	6.75	9/15/22	2,047
2,674	URS Corp.(Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	2,614
378	US Foods, Inc.(Food & Staples Retailing), Callable 6/15/19 @ 102.94 (d)	5.88	6/15/24	393
1,719	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 11/7/16 @ 103.19 (d)	6.38	10/15/20	1,611

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$220	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 11/7/16 @ 103.38 (d)	6.75	8/15/21	$207
219	Valvoline Finco Two LLC(Chemicals), Callable 7/15/19 @ 104.13 (d)	5.50	7/15/24	229
890	VEREIT Operating Partner(Equity Real Estate Investment Trusts), Callable 3/1/26 @ 100.00	4.88	6/1/26	941
387	VEREIT, Inc.(Equity Real Estate Investment Trusts), Callable 1/6/19 @ 100.00	3.00	2/6/19	392
2,153	ViaSat, Inc.(Communications Equipment), Callable 11/7/16 @ 103.44	6.88	6/15/20	2,231
320	Vista Outdoor, Inc.(Leisure Products), Callable 10/1/18 @ 104.41 (d)	5.88	10/1/23	334
513	Western Digital Corp.(Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 103.69 (d)	7.38	4/1/23	563
2,104	Western Digital Corp.(Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 107.88 (d)	10.50	4/1/24	2,443
917	Whitewave Foods Co.(Food Products)	5.38	10/1/22	1,042
1,642	ZF North America Capital(Auto Components) (d)	4.50	4/29/22	1,736
1,306	ZF North America Capital(Auto Components) (d)	4.75	4/29/25	1,371

	Total Corporate Bonds			339,373

	Yankee Dollars — 11.60%
1,105	1011778 B.C. ULC / New Red Finance, Inc.(Hotels, Restaurants & Leisure), Callable 10/1/17 @ 102.31 (d)	4.63	1/15/22	1,149
96	AerCap Ireland Capital Ltd.(Trading Companies & Distributors)	3.75	5/15/19	98
431	AerCap Ireland Capital Ltd.(Trading Companies & Distributors), Callable 1/1/22 @ 100.00	3.95	2/1/22	441
1,877	AerCap Ireland Capital Ltd.(Trading Companies & Distributors)	4.50	5/15/21	1,964
298	AerCap Ireland Capital Ltd.(Trading Companies & Distributors)	5.00	10/1/21	318
947	Aircastle Ltd.(Trading Companies & Distributors)	5.50	2/15/22	1,022
1,587	Albea Beauty Holdings SA(Containers & Packaging), Callable 11/7/16 @ 104.19 (d)	8.38	11/1/19	1,658
1,039	Alcoa Nederland Holding(Metals & Mining), Callable 9/30/19 @ 105.06 (d)	6.75	9/30/24	1,079
1,036	Alcoa Nederland Holding(Metals & Mining), Callable 9/30/21 @ 103.50 (d)	7.00	9/30/26	1,071
3,845	Altice Financing SA(Media), Callable 2/15/18 @ 104.97 (d)	6.63	2/15/23	3,946
730	Altice Financing SA(Media), Callable 5/15/21 @ 103.75 (d)	7.50	5/15/26	760
1,477	Anglo American Capital(Metals & Mining) (d)	4.13	9/27/22	1,462
556	ArcelorMittal(Metals & Mining) (b)	6.25	8/5/20	605
1,022	ArcelorMittal(Metals & Mining)	7.25	2/25/22	1,160
543	Barry Callebaut Services NV(Food Products) (d)	5.50	6/15/23	592
100	Bombardier, Inc.(Aerospace & Defense) (d)	6.13	1/15/23	89
649	Bombardier, Inc.(Aerospace & Defense), Callable 3/15/20 @ 103.75 (d)	7.50	3/15/25	597
456	Brookfield Residential Properties, Inc.(Household Durables), Callable 7/1/17 @ 104.59 (d)	6.13	7/1/22	461
440	Brookfield Residential Properties, Inc.(Household Durables), Callable 5/15/20 @ 103.19 (d)	6.38	5/15/25	439
216	Brookfield Residential Properties, Inc.(Household Durables), Callable 11/7/16 @ 104.88 (d)	6.50	12/15/20	224
277	Cascades, Inc.(Containers & Packaging), Callable 7/15/17 @ 104.13	5.50	7/15/22	282
1,392	Cascades, Inc.(Containers & Packaging), Callable 7/15/18 @ 104.31 (d)	5.75	7/15/23	1,409
1,776	Cimpress NV(Internet Software & Services), Callable 4/1/18 @ 105.25 (d)	7.00	4/1/22	1,851
1,359	Cogeco Cable, Inc.(Media), Callable 11/7/16 @ 103.66 (d)	4.88	5/1/20	1,403
96	FMG Resources (August 2006) Pty Ltd.(Metals & Mining), Callable 3/1/18 @ 109.75 (d)	9.75	3/1/22	111
2,008	Gibson Energy, Inc.(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 105.06 (d)	6.75	7/15/21	2,054
1,198	Grifols Worldwide Operations Ltd.(Pharmaceuticals), Callable 4/1/17 @ 103.94	5.25	4/1/22	1,240
2,033	IHS Markit, Ltd.(Professional Services), Callable 8/1/22 @ 100.00	5.00	11/1/22	2,151
674	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	467
1,969	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 11/7/16 @ 102.42	7.25	10/15/20	1,526
2,046	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 11/7/16 @ 101.81	7.25	4/1/19	1,646
1,724	Intelsat Jackson Holdings SA(Diversified Telecommunication Services), Callable 11/7/16 @ 103.75	7.50	4/1/21	1,302
2,814	Intergen NV(Multi-Utilities), Callable 6/30/18 @ 103.50 (d)	7.00	6/30/23	2,378
921	International Game Technology(Hotels, Restaurants & Leisure), Callable 11/15/19 @ 100.00	5.63	2/15/20	978

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$644	International Game Technology(Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00	6.25	2/15/22	$685
1,456	Lundin Mining Corp.(Metals & Mining), Callable 11/1/17 @ 103.75 (d)	7.50	11/1/20	1,547
699	Lundin Mining Corp.(Metals & Mining), Callable 11/1/18 @ 103.94 (d)	7.88	11/1/22	744
1,174	Mallinckrodt International Finance(Pharmaceuticals)	4.75	4/15/23	1,057
615	Mallinckrodt International Finance SA(Pharmaceuticals), Callable 4/15/20 @ 102.75 (d)	5.50	4/15/25	584
1,267	MDC Partners, Inc.(Media), Callable 5/1/19 @ 104.88 (d)	6.50	5/1/24	1,162
1,647	MEG Energy Corp.(Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (d)	6.38	1/30/23	1,303
580	MEG Energy Corp.(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 103.25 (d)	6.50	3/15/21	473
1,197	NCL Corp. Ltd.(Hotels, Restaurants & Leisure), Callable 11/15/17 @ 102.31 (d)	4.63	11/15/20	1,197
845	NCL Corp. Ltd.(Hotels, Restaurants & Leisure), Callable 11/15/16 @ 102.63 (d)	5.25	11/15/19	853
921	Nova Chemicals Corp.(Chemicals), Callable 8/1/18 @ 102.63 (d)	5.25	8/1/23	942
1,043	Numericable – SFR SAS(Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (d)	7.38	5/1/26	1,066
748	NXP BV/NXP Funding LLC(Semiconductors & Semiconductor Equipment) (d)	4.13	6/1/21	801
1,964	NXP BV/NXP Funding LLC(Semiconductors & Semiconductor Equipment) (d)	4.13	6/15/20	2,085
1,234	NXP BV/NXP Funding LLC(Semiconductors & Semiconductor Equipment) (d)	4.63	6/1/23	1,350
1,652	Precision Drilling Corp.(Energy Equipment & Services), Callable 5/15/19 @ 102.63	5.25	11/15/24	1,346
497	Precision Drilling Corp.(Energy Equipment & Services), Callable 12/15/16 @ 103.25	6.50	12/15/21	450
1,907	Quebecor Media, Inc.(Media)	5.75	1/15/23	1,984
1,293	Royal Caribbean Cruises Ltd.(Hotels, Restaurants & Leisure)	5.25	11/15/22	1,406
1,458	SoftBank Corp.(Wireless Telecommunication Services) (d)	4.50	4/15/20	1,509
773	Teekay Corp.(Oil, Gas & Consumable Fuels)	8.50	1/15/20	669
1,358	The Nielsen Co. (Luxembourg) Sarl(Professional Services), Callable 11/7/16 @ 104.13 (d)	5.50	10/1/21	1,416
1,358	Tullow Oil PLC(Oil, Gas & Consumable Fuels), Callable 11/7/16 @ 103.00 (d)	6.00	11/1/20	1,225
1,328	Tullow Oil PLC(Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.69 (d)	6.25	4/15/22	1,189
874	UPCB Finance IV Ltd.(Diversified Telecommunication Services), Callable 1/15/20 @ 102.69 (d)	5.38	1/15/25	878
670	UPCB Finance VI Ltd.(Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (d)	6.88	1/15/22	702
589	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 3/1/18 @ 102.75 (d)	5.50	3/1/23	504
2,088	Valeant Pharmaceuticals International, Inc.(Pharmaceuticals), Callable 11/7/16 @ 102.53 ^(d)	6.75	8/15/18	2,098
516	Videotron Ltee(Media)	5.00	7/15/22	539
1,542	VPII Escrow Corp.(Pharmaceuticals), Callable 11/7/16 @ 105.63 (d)	7.50	7/15/21	1,492
977	VRX Escrow Corp.(Pharmaceuticals), Callable 4/15/20 @ 103.06 (d)	6.13	4/15/25	841
1,060	Weatherford International Ltd.(Energy Equipment & Services)	6.50	8/1/36	753

	Total Yankee Dollars			72,783

	Preferred Stock — 0.02%
5,470	GMAC Capital Trust I, Series 2 (Consumer Finance) Callable 8/15/16 @ 25.00			139

	Total Preferred Stock			139

	Time Deposit — 1.42%
$8,909	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/3/16	8,909

	Total Time Deposit			8,909

	Exchange-Traded Fund — 5.80%
417	iShares Iboxx $ High Yield Corporate Bond Fund			36,384

	Total Exchange-Traded Fund			36,384

	Mutual Funds — 5.80%
1,970	Federated Treasury Obligations Fund, Institutional Shares ^^(f)	0.18		1,970
5	SSgA U.S. Government Money Market Fund (f)	0.02		5
200	State Street Institutional Treasury Money Market Fund (f)	0.15		200
34,242	State Street Institutional Treasury Plus Money Market Fund (f)	0.15		34,242

	Total Mutual Funds			36,417

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Repurchase Agreement — 0.18%
$1,105	Jefferies LLC (Purchased on 9/30/16, proceeds at maturity $1,104,695 collateralized by U.S. Treasury Obligations, 0.43% – 2.59%, 2/15/17 – 2/15/46 fair value $1,126,728) ^^	0.65	10/3/16	$1,105

	Total Repurchase Agreement			1,105

	Total Investments (cost $614,270) — 99.84%			626,555
	Other assets in excess of liabilities — 0.16%			1,014

	Net Assets — 100.00%			$627,569

^	All or part of this security was on loan as of September 30, 2016. The total value of securities on loan as of September 30, 2016, was $3,016 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2016.

(a)	These securities have been deemed illiquid by the Specialist Manager and represent 0.60% of the Portfolio’s net assets.

(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2016.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2016.

(d)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(e)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(f)	The rate disclosed is the rate in effect on September 30, 2016.

ULC — Unlimited Liability Co.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Asset Backed Security	—	—	0.41%	—	0.41%
Bank Loan Obligations	0.37%	—	—	—	0.37%
Collateralized Mortgage Obligations	—	—	19.56%	—	19.56%
U.S. Government Agency Mortgage	—	—	0.61%	—	0.61%
Corporate Bonds	53.30%	—	0.77%	—	54.07%
Yankee Dollars	11.60%	—	—	—	11.60%
Preferred Stock	0.02%	—	—	—	0.02%
Time Deposit	1.42%	—	—	—	1.42%
Exchange-Traded Fund	—	5.80%	—	—	5.80%
Mutual Funds	0.31%	3.13%	0.66%	1.70%	5.80%
Repurchase Agreement	0.18%	—	—	—	0.18%
Other Assets (Liablities)	0.20%	0.00%	-0.04%	0.00%	0.16%

Total Net Assets	67.40%	8.93%	21.97%	1.70%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
115	10-Year US Treasury Note Future	$15,079	12/20/16	$(29)
113	5-Year US Treasury Note Future	13,731	12/30/16	31
(18)	Euro FX Currency Future	(2,537)	12/19/16	1
(9)	Euro-Bund Future	(1,675)	12/8/16	(6)

	Net Unrealized Appreciation/(Depreciation)			$(3)

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 9/30/16 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,161,118	Euro	Citibank	10/14/16	$1,287	$1,305	$18

	Total Currencies Purchased			$1,287	$1,305	$18

	Currencies Sold
1,161,118	Euro	Citibank	10/14/16	$1,287	$1,305	$(18)

	Total Currencies Sold			$1,287	$1,305	$(18)

	Net Unrealized/Appreciation/(Depreciation)					$—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.91%
$100	Fannie Mae, Callable 12/27/16 @ 100.00	0.88	12/27/17	$100
200	Fannie Mae	0.88	2/8/18	200
200	Fannie Mae	0.88	5/21/18	200
300	Fannie Mae, Callable 12/28/16 @ 100.00	1.00	12/28/17	300
300	Fannie Mae, Series 1, Callable 10/30/16 @ 100.00	1.00	4/30/18	300
500	Fannie Mae, Callable 10/30/16 @ 100.00	1.13	4/30/18	500
300	Fannie Mae, Series 0003, Callable 7/26/17 @ 100.00	1.13	7/26/19	300
230	Fannie Mae (a)(b)	1.37	10/9/19	221
300	Fannie Mae	1.63	11/27/18	305
200	Fannie Mae	1.75	11/26/19	204
350	Fannie Mae	1.88	9/18/18	357
250	Fannie Mae	2.63	9/6/24	267
95	Fannie Mae	6.25	5/15/29	137
160	Fannie Mae	6.63	11/15/30	244
180	Fannie Mae	7.25	5/15/30	285
250	Federal Farm Credit Bank	1.13	12/18/17	251
50	Federal Farm Credit Bank, Callable 11/17/16 @ 100.00	1.58	2/17/21	50
600	Federal Home Loan Bank	0.88	6/29/18	602
200	Federal Home Loan Bank	1.25	6/8/18	201
300	Federal Home Loan Bank	1.63	6/14/19	305
200	Federal Home Loan Bank	1.75	12/14/18	204
300	Federal Home Loan Bank	2.00	9/14/18	306
50	Federal Home Loan Bank	2.13	3/10/23	52
160	Federal Home Loan Bank	2.88	9/11/20	171
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	262
180	Federal Home Loan Bank	5.25	12/11/20	209
65	Federal Home Loan Bank	5.50	7/15/36	95
175	Financing Corp., Series E	9.65	11/2/18	207
400	Freddie Mac	0.75	1/12/18	400
650	Freddie Mac	0.88	3/7/18	650
125	Freddie Mac, Callable 10/30/16 @ 100.00	1.02	4/30/18	125
100	Freddie Mac	1.25	10/2/19	101
200	Freddie Mac	1.25	8/1/19	201
200	Freddie Mac	1.38	5/1/20	202
250	Freddie Mac	1.40	8/22/19	252
350	Freddie Mac	2.38	1/13/22	369
200	Freddie Mac	4.88	6/13/18	214
150	Freddie Mac	6.25	7/15/32	226
80	Freddie Mac	6.75	3/15/31	124
110	Tennessee Valley Authority	4.70	7/15/33	140
85	Tennessee Valley Authority	5.25	9/15/39	118
190	Tennessee Valley Authority	6.15	1/15/38	287

	Total U.S. Government Agency Securities			10,244

	Corporate Bond — 0.13%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	270

	Total Corporate Bond			270

	U.S. Treasury Obligations — 76.95%
600	U.S. Treasury Bond	1.00	8/31/19	602
305	U.S. Treasury Bond	2.25	8/15/46	300
825	U.S. Treasury Bond	2.50	5/15/46	857
1,035	U.S. Treasury Bond	2.50	2/15/46	1,073
1,015	U.S. Treasury Bond	2.50	2/15/45	1,052
837	U.S. Treasury Bond	2.75	8/15/42	915
671	U.S. Treasury Bond	2.75	11/15/42	733
980	U.S. Treasury Bond	2.88	8/15/45	1,095
1,116	U.S. Treasury Bond	2.88	5/15/43	1,246
820	U.S. Treasury Bond	3.00	11/15/45	939
1,015	U.S. Treasury Bond	3.00	11/15/44	1,161
389	U.S. Treasury Bond	3.00	5/15/42	445
1,260	U.S. Treasury Bond	3.00	5/15/45	1,441
1,010	U.S. Treasury Bond	3.13	8/15/44	1,182
647	U.S. Treasury Bond	3.13	2/15/43	756
700	U.S. Treasury Bond	3.13	5/15/21	762
216	U.S. Treasury Bond	3.13	11/15/41	252
425	U.S. Treasury Bond	3.13	2/15/42	496

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,155	U.S. Treasury Bond	3.38	5/15/44	$1,413
175	U.S. Treasury Bond	3.50	2/15/39	217
280	U.S. Treasury Bond	3.63	2/15/44	358
900	U.S. Treasury Bond	3.63	8/15/43	1,149
230	U.S. Treasury Bond	3.75	8/15/41	296
845	U.S. Treasury Bond	3.75	11/15/43	1,103
185	U.S. Treasury Bond	3.88	8/15/40	242
540	U.S. Treasury Bond	4.25	11/15/40	745
300	U.S. Treasury Bond	4.38	11/15/39	419
363	U.S. Treasury Bond	4.38	5/15/40	508
546	U.S. Treasury Bond	4.38	5/15/41	769
25	U.S. Treasury Bond	4.50	2/15/36	35
400	U.S. Treasury Bond	4.50	8/15/39	568
350	U.S. Treasury Bond	4.50	5/15/38	498
673	U.S. Treasury Bond	4.63	2/15/40	973
325	U.S. Treasury Bond	4.75	2/15/41	481
100	U.S. Treasury Bond	5.00	5/15/37	150
230	U.S. Treasury Bond	5.25	2/15/29	320
282	U.S. Treasury Bond	5.25	11/15/28	391
259	U.S. Treasury Bond	5.38	2/15/31	378
85	U.S. Treasury Bond	6.00	2/15/26	118
235	U.S. Treasury Bond	6.13	11/15/27	341
150	U.S. Treasury Bond	6.13	8/15/29	226
160	U.S. Treasury Bond	6.25	5/15/30	247
122	U.S. Treasury Bond	6.25	8/15/23	161
100	U.S. Treasury Bond	6.38	8/15/27	147
218	U.S. Treasury Bond	6.50	11/15/26	318
200	U.S. Treasury Bond	6.75	8/15/26	295
100	U.S. Treasury Bond	7.25	8/15/22	134
7	U.S. Treasury Bond	7.88	2/15/21	9
400	U.S. Treasury Bond	8.00	11/15/21	535
110	U.S. Treasury Bond	8.13	8/15/21	146
350	U.S. Treasury Bond	8.13	8/15/19	421
850	U.S. Treasury Note	0.63	4/30/18	849
780	U.S. Treasury Note	0.63	11/30/17	779
690	U.S. Treasury Note	0.63	6/30/18	688
755	U.S. Treasury Note	0.75	4/15/18	755
590	U.S. Treasury Note	0.75	9/30/18	590
910	U.S. Treasury Note	0.75	2/15/19	908
300	U.S. Treasury Note	0.75	8/31/18	300
695	U.S. Treasury Note	0.75	4/30/18	695
735	U.S. Treasury Note	0.75	1/31/18	735
630	U.S. Treasury Note	0.75	7/15/19	628
450	U.S. Treasury Note	0.75	2/28/18	450
1,530	U.S. Treasury Note	0.75	10/31/17	1,531
986	U.S. Treasury Note	0.75	12/31/17	986
513	U.S. Treasury Note	0.75	3/31/18	513
582	U.S. Treasury Note	0.75	7/31/18	582
449	U.S. Treasury Note	0.88	1/31/18	450
485	U.S. Treasury Note	0.88	7/15/18	486
545	U.S. Treasury Note	0.88	9/15/19	545
740	U.S. Treasury Note	0.88	1/15/18	742
645	U.S. Treasury Note	0.88	4/15/19	645
635	U.S. Treasury Note	0.88	6/15/19	635
695	U.S. Treasury Note	0.88	5/31/18	696
475	U.S. Treasury Note	0.88	11/15/17	476
305	U.S. Treasury Note	0.88	10/15/17	306
380	U.S. Treasury Note	0.88	7/31/19	380
250	U.S. Treasury Note	0.88	10/15/18	250
700	U.S. Treasury Note	0.88	3/31/18	701
765	U.S. Treasury Note	0.88	11/30/17	767
645	U.S. Treasury Note	0.88	5/15/19	645
645	U.S. Treasury Note	1.00	3/15/19	647
950	U.S. Treasury Note	1.00	5/31/18	954
860	U.S. Treasury Note	1.00	12/15/17	863
416	U.S. Treasury Note	1.00	9/30/19	417
515	U.S. Treasury Note	1.00	11/30/19	516

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$435	U.S. Treasury Note	1.00	2/15/18	$437
755	U.S. Treasury Note	1.00	3/15/18	758
800	U.S. Treasury Note	1.00	5/15/18	803
705	U.S. Treasury Note	1.00	9/15/18	708
740	U.S. Treasury Note	1.00	12/31/17	743
840	U.S. Treasury Note	1.13	7/31/21	839
550	U.S. Treasury Note	1.13	3/31/20	553
675	U.S. Treasury Note	1.13	12/31/19	679
750	U.S. Treasury Note	1.13	6/30/21	749
1,005	U.S. Treasury Note	1.13	8/31/21	1,004
680	U.S. Treasury Note	1.13	1/15/19	685
600	U.S. Treasury Note	1.13	5/31/19	604
350	U.S. Treasury Note	1.13	9/30/21	350
910	U.S. Treasury Note	1.13	2/28/21	911
700	U.S. Treasury Note	1.13	4/30/20	703
915	U.S. Treasury Note	1.25	3/31/21	920
400	U.S. Treasury Note	1.25	11/30/18	404
1,075	U.S. Treasury Note	1.25	1/31/20	1,085
705	U.S. Treasury Note	1.25	11/15/18	711
292	U.S. Treasury Note	1.25	2/29/20	295
915	U.S. Treasury Note	1.25	12/15/18	924
300	U.S. Treasury Note	1.25	4/30/19	303
835	U.S. Treasury Note	1.25	1/31/19	843
695	U.S. Treasury Note	1.25	10/31/18	701
475	U.S. Treasury Note	1.25	10/31/19	480
735	U.S. Treasury Note	1.25	7/31/23	727
825	U.S. Treasury Note	1.38	5/31/20	835
910	U.S. Treasury Note	1.38	4/30/21	920
400	U.S. Treasury Note	1.38	8/31/23	399
790	U.S. Treasury Note	1.38	4/30/20	800
1,100	U.S. Treasury Note	1.38	9/30/18	1,112
640	U.S. Treasury Note	1.38	5/31/21	647
585	U.S. Treasury Note	1.38	11/30/18	592
340	U.S. Treasury Note	1.38	7/31/18	344
900	U.S. Treasury Note	1.38	2/29/20	912
1,105	U.S. Treasury Note	1.38	3/31/20	1,119
500	U.S. Treasury Note	1.38	1/31/20	507
925	U.S. Treasury Note	1.38	10/31/20	936
745	U.S. Treasury Note	1.38	6/30/23	744
850	U.S. Treasury Note	1.38	9/30/20	860
493	U.S. Treasury Note	1.38	12/31/18	499
965	U.S. Treasury Note	1.38	1/31/21	976
668	U.S. Treasury Note	1.38	2/28/19	676
635	U.S. Treasury Note	1.38	9/30/23	633
1,055	U.S. Treasury Note	1.38	8/31/20	1,068
750	U.S. Treasury Note	1.50	10/31/19	763
635	U.S. Treasury Note	1.50	1/31/22	644
1,100	U.S. Treasury Note	1.50	8/31/18	1,115
730	U.S. Treasury Note	1.50	2/28/23	736
300	U.S. Treasury Note	1.50	3/31/19	305
533	U.S. Treasury Note	1.50	1/31/19	541
1,020	U.S. Treasury Note	1.50	8/15/26	1,011
650	U.S. Treasury Note	1.50	3/31/23	655
790	U.S. Treasury Note	1.50	12/31/18	802
1,135	U.S. Treasury Note	1.50	5/31/19	1,154
695	U.S. Treasury Note	1.50	5/31/20	707
500	U.S. Treasury Note	1.63	7/31/19	510
875	U.S. Treasury Note	1.63	11/30/20	894
750	U.S. Treasury Note	1.63	4/30/23	761
1,160	U.S. Treasury Note	1.63	6/30/19	1,183
120	U.S. Treasury Note	1.63	8/15/22	122
870	U.S. Treasury Note	1.63	7/31/20	889
1,505	U.S. Treasury Note	1.63	5/15/26	1,508
360	U.S. Treasury Note	1.63	8/31/19	368
750	U.S. Treasury Note	1.63	5/31/23	761
720	U.S. Treasury Note	1.63	3/31/19	734
1,080	U.S. Treasury Note	1.63	2/15/26	1,083

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$757	U.S. Treasury Note	1.63	11/15/22	$770
230	U.S. Treasury Note	1.63	4/30/19	234
780	U.S. Treasury Note	1.75	9/30/19	799
815	U.S. Treasury Note	1.75	10/31/20	836
450	U.S. Treasury Note	1.75	5/15/22	461
950	U.S. Treasury Note	1.75	2/28/22	975
660	U.S. Treasury Note	1.75	3/31/22	677
600	U.S. Treasury Note	1.75	1/31/23	614
1,103	U.S. Treasury Note	1.75	5/15/23	1,128
640	U.S. Treasury Note	1.75	10/31/18	652
910	U.S. Treasury Note	1.75	4/30/22	933
410	U.S. Treasury Note	1.75	9/30/22	420
1,000	U.S. Treasury Note	1.75	12/31/20	1,027
375	U.S. Treasury Note	1.88	11/30/21	387
850	U.S. Treasury Note	1.88	10/31/22	877
665	U.S. Treasury Note	1.88	5/31/22	687
420	U.S. Treasury Note	1.88	6/30/20	433
875	U.S. Treasury Note	1.88	8/31/22	903
700	U.S. Treasury Note	2.00	2/28/21	726
1,110	U.S. Treasury Note	2.00	11/15/21	1,153
1,680	U.S. Treasury Note	2.00	8/15/25	1,741
438	U.S. Treasury Note	2.00	2/15/22	455
1,038	U.S. Treasury Note	2.00	2/15/23	1,079
840	U.S. Treasury Note	2.00	7/31/22	873
850	U.S. Treasury Note	2.00	11/30/22	883
500	U.S. Treasury Note	2.00	8/31/21	519
660	U.S. Treasury Note	2.00	7/31/20	683
550	U.S. Treasury Note	2.00	11/30/20	570
1,325	U.S. Treasury Note	2.00	2/15/25	1,373
550	U.S. Treasury Note	2.00	5/31/21	571
800	U.S. Treasury Note	2.00	9/30/20	829
1,660	U.S. Treasury Note	2.13	5/15/25	1,737
830	U.S. Treasury Note	2.13	12/31/22	869
1,095	U.S. Treasury Note	2.13	8/15/21	1,144
800	U.S. Treasury Note	2.13	12/31/21	836
445	U.S. Treasury Note	2.13	6/30/22	465
785	U.S. Treasury Note	2.13	9/30/21	820
750	U.S. Treasury Note	2.13	1/31/21	782
600	U.S. Treasury Note	2.13	8/31/20	624
574	U.S. Treasury Note	2.25	11/30/17	584
500	U.S. Treasury Note	2.25	3/31/21	524
700	U.S. Treasury Note	2.25	4/30/21	734
200	U.S. Treasury Note	2.25	7/31/18	205
1,455	U.S. Treasury Note	2.25	11/15/24	1,537
1,575	U.S. Treasury Note	2.25	11/15/25	1,664
785	U.S. Treasury Note	2.25	7/31/21	825
500	U.S. Treasury Note	2.38	6/30/18	514
700	U.S. Treasury Note	2.38	12/31/20	737
200	U.S. Treasury Note	2.38	5/31/18	205
1,620	U.S. Treasury Note	2.38	8/15/24	1,727
1,290	U.S. Treasury Note	2.50	8/15/23	1,382
1,190	U.S. Treasury Note	2.50	5/15/24	1,279
550	U.S. Treasury Note	2.63	4/30/18	566
406	U.S. Treasury Note	2.63	1/31/18	416
377	U.S. Treasury Note	2.63	8/15/20	399
1,353	U.S. Treasury Note	2.63	11/15/20	1,436
1,317	U.S. Treasury Note	2.75	11/15/23	1,436
648	U.S. Treasury Note	2.75	12/31/17	664
300	U.S. Treasury Note	2.75	2/28/18	308
1,415	U.S. Treasury Note	2.75	2/15/24	1,545
529	U.S. Treasury Note	2.75	2/15/19	553
400	U.S. Treasury Note	2.88	3/31/18	413
730	U.S. Treasury Note	3.13	5/15/19	773
1,082	U.S. Treasury Note	3.38	11/15/19	1,163
825	U.S. Treasury Note	3.50	5/15/20	897
799	U.S. Treasury Note	3.50	2/15/18	829
1,260	U.S. Treasury Note	3.63	2/15/20	1,370

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,152	U.S. Treasury Note	3.63	2/15/21	$1,274
800	U.S. Treasury Note	3.63	8/15/19	862
300	U.S. Treasury Note	4.00	8/15/18	318
50	U.S. Treasury Note	4.25	11/15/17	52
400	U.S. Treasury Note	4.25	5/15/39	550

	Total U.S. Treasury Obligations			160,558

	Yankee Dollar — 0.07%
115	AID-Israel (Sovereign Bond)	5.50	9/18/23	144

	Total Yankee Dollar			144

	Time Deposit — 0.13%
265	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/3/16	265

	Total Time Deposit			265

	Mutual Fund — 17.53%
36,566	State Street Institutional Treasury Plus Money Market Fund (c)	0.15		36,566

	Total Mutual Fund			36,566

	Total Investments (cost $200,991) — 99.72%			208,047
	Other assets in excess of liabilities — 0.28%			574

	Net Assets — 100.00%			$208,621

(a)	Zero Coupon Security. Effective rate shown is as of September 30, 2016.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on September 30, 2016.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	4.91%	—	4.91%
Corporate Bond	0.13%	—	0.13%
U.S. Treasury Obligations	76.95%	—	76.95%
Yankee Dollar	0.07%	—	0.07%
Time Deposit	0.13%	—	0.13%
Mutual Fund	—	17.53%	17.53%
Other Assets (Liabilities)	0.28%	0.00%	0.28%

Total Net Assets	82.47%	17.53%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 94.70%
$4,081	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$4,113
5,529	U.S. Treasury Inflation Index Bond	0.75	2/15/42	5,725
6,865	U.S. Treasury Inflation Index Bond	0.75	2/15/45	7,113
3,558	U.S. Treasury Inflation Index Bond	1.00	2/15/46	3,955
6,184	U.S. Treasury Inflation Index Bond	1.38	2/15/44	7,371
4,671	U.S. Treasury Inflation Index Bond	1.75	1/15/28	5,476
5,818	U.S. Treasury Inflation Index Bond	2.00	1/15/26	6,843
3,143	U.S. Treasury Inflation Index Bond	2.13	2/15/41	4,237
2,474	U.S. Treasury Inflation Index Bond	2.13	2/15/40	3,304
7,986	U.S. Treasury Inflation Index Bond	2.38	1/15/25	9,528
4,683	U.S. Treasury Inflation Index Bond	2.38	1/15/27	5,751
4,522	U.S. Treasury Inflation Index Bond	2.50	1/15/29	5,752
1,823	U.S. Treasury Inflation Index Bond	3.38	4/15/32	2,681
3,944	U.S. Treasury Inflation Index Bond	3.63	4/15/28	5,454
4,803	U.S. Treasury Inflation Index Bond	3.88	4/15/29	6,933
12,480	U.S. Treasury Inflation Index Note	0.13	1/15/23	12,686
12,137	U.S. Treasury Inflation Index Note	0.13	7/15/24	12,328
15,135	U.S. Treasury Inflation Index Note	0.13	4/15/18	15,302
15,008	U.S. Treasury Inflation Index Note	0.13	4/15/20	15,307
14,990	U.S. Treasury Inflation Index Note	0.13	4/15/19	15,247
12,422	U.S. Treasury Inflation Index Note	0.13	7/15/22	12,725
12,045	U.S. Treasury Inflation Index Note	0.13	1/15/22	12,298
7,039	U.S. Treasury Inflation Index Note	0.13	7/15/26	7,126
8,897	U.S. Treasury Inflation Index Note	0.13	4/15/21	9,085
12,165	U.S. Treasury Inflation Index Note	0.25	1/15/25	12,406
12,152	U.S. Treasury Inflation Index Note	0.38	7/15/25	12,568
12,379	U.S. Treasury Inflation Index Note	0.38	7/15/23	12,839
10,910	U.S. Treasury Inflation Index Note	0.63	7/15/21	11,460
10,945	U.S. Treasury Inflation Index Note	0.63	1/15/26	11,526
12,353	U.S. Treasury Inflation Index Note	0.63	1/15/24	12,972
10,282	U.S. Treasury Inflation Index Note	1.13	1/15/21	10,947
8,985	U.S. Treasury Inflation Index Note	1.25	7/15/20	9,604
5,847	U.S. Treasury Inflation Index Note	1.38	1/15/20	6,211
4,560	U.S. Treasury Inflation Index Note	1.38	7/15/18	4,754
4,618	U.S. Treasury Inflation Index Note	1.63	1/15/18	4,761
4,820	U.S. Treasury Inflation Index Note	1.88	7/15/19	5,177
4,243	U.S. Treasury Inflation Index Note	2.13	1/15/19	4,520

	Total U.S. Treasury Obligations			316,085

	Mutual Fund — 5.17%
17,269	State Street Institutional Treasury Plus Money Market Fund (a)	0.15		17,269

	Total Mutual Fund			17,269

	Total Investments (cost $319,741) — 99.87%			333,354
	Other assets in excess of liabilities — 0.13%			439

	Net Assets — 100.00%			$333,793

(a)	The rate disclosed is the rate in effect on September 30, 2016.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	94.70%	-	94.70%
Mutual Fund	0.06%	5.11%	5.17%
Other Assets (Liabilities)	0.13%	-	0.13%

Total Net Assets	94.89%	5.11%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 68.01%
$880	21st Century Fox America(Media)	8.25	8/10/18	$986
990	AbbVie, Inc.(Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	1,057
425	Air Products & Chemicals, Inc.(Chemicals)	2.75	2/3/23	443
3,130	American Express Co.(Consumer Finance)	7.00	3/19/18	3,376
230	Ameriprise Financial, Inc.(Capital Markets)	3.70	10/15/24	249
1,910	Ameriprise Financial, Inc.(Capital Markets)	4.00	10/15/23	2,094
450	Amgen, Inc.(Biotechnology), Callable 2/22/24 @ 100.00	3.63	5/22/24	482
1,320	Amgen, Inc.(Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	1,435
1,235	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,321
315	Analog Devices, Inc.(Semiconductors & Semiconductor Equipment), Callable 6/15/45 @ 100.00	5.30	12/15/45	351
412	Anheuser-Busch InBev NV(Beverages)	2.50	7/15/22	420
1,705	Anheuser-Busch InBev NV FIN(Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	1,798
900	Anheuser-Busch InBev NV FIN(Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	1,036
1,670	Anthem, Inc.(Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,789
750	Archer-Daniels-Midland Co.(Food Products)	4.02	4/16/43	818
1,455	AT&T, Inc.(Diversified Telecommunication Services)	5.35	9/1/40	1,633
553	AT&T, Inc.(Diversified Telecommunication Services)	5.50	2/1/18	583
495	AT&T, Inc.(Diversified Telecommunication Services)	5.55	8/15/41	566
265	Atmos Energy Corp.(Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	289
1,690	Atmos Energy Corp.(Gas Utilities)	8.50	3/15/19	1,967
5,225	Bank of America Corp., MTN (Banks)	3.30	1/11/23	5,418
1,000	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	1,061
1,033	Bank One Corp.(Banks)	8.00	4/29/27	1,409
170	Berkshire Hathaway, Inc.(Diversified Financial Services)	4.40	5/15/42	193
935	Bunge Limited Finance Co.(Food Products)	8.50	6/15/19	1,095
4,375	Capital One Bank USA, Series BKNT(Consumer Finance), Callable 1/13/19 @ 100.00	2.25	2/13/19	4,432
1,610	Chevron Corp.(Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	1,656
500	Cisco Systems, Inc.(Communications Equipment)	5.50	1/15/40	649
3,955	Citigroup, Inc.(Banks)	2.55	4/8/19	4,034
1,085	Citigroup, Inc.(Banks)	2.70	3/30/21	1,109
760	Citigroup, Inc.(Banks)	3.40	5/1/26	786
1,730	Coca-Cola Enterprises, Inc.(Beverages)	3.50	9/15/20	1,832
1,680	Comcast Corp.(Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	1,907
380	Comcast Corp.(Media)	6.45	3/15/37	526
1,555	ConocoPhillips(Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,013
95	Consolidated Edison Co. of New York, Inc., Series 08-B(Multi-Utilities)	6.75	4/1/38	137
1,500	CSX Corp.(Road & Rail)	6.22	4/30/40	2,009
2,904	CVS Health Corp.(Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	2,990
339	Delphi Corp.(Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	364
1,925	Devon Energy Corp.(Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,946
625	Dominion Gas Holdings LLC(Oil, Gas & Consumable Fuels), Callable 9/15/24 @ 100.00	3.60	12/15/24	665
2,440	Dominion Resources, Inc.(Multi-Utilities)	5.20	8/15/19	2,672
963	Duke Energy Carolinas LLC(Electric Utilities)	5.30	2/15/40	1,222
310	Duke Energy Corp.(Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	335
896	Eaton Corp.(Electrical Equipment)	2.75	11/2/22	926
285	Eaton Corp.(Electrical Equipment)	4.15	11/2/42	305
1,475	Eaton Corp.(Electrical Equipment)	5.60	5/15/18	1,572
1,100	Ecolab, Inc.(Chemicals)	4.35	12/8/21	1,235
331	Ecolab, Inc.(Chemicals)	5.50	12/8/41	414
1,962	Enterprise Products Operating LLC(Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,044
2,050	Enterprise Products Partners LP(Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	2,086
440	FedEx Corp.(Air Freight & Logistics)	4.90	1/15/34	506
1,470	Fiserv, Inc.(IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,516
3,050	General Motors Co.(Automobiles)	3.50	10/2/18	3,136
335	Gilead Sciences, Inc.(Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	359
243	GlaxoSmithKline PLC(Pharmaceuticals)	6.38	5/15/38	351
655	Goldman Sachs Group, Inc.(Capital Markets), Callable 3/25/21 @ 100.00	2.63	4/25/21	666
1,325	Goldman Sachs Group, Inc.(Capital Markets)	4.00	3/3/24	1,423
2,500	Goldman Sachs Group, Inc., Series D(Capital Markets)	6.00	6/15/20	2,844
2,340	International Business Machines Corp.(IT Services)	3.63	2/12/24	2,549

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$474	International Business Machines Corp.(IT Services)	4.00	6/20/42	$499
755	International Paper Co.(Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	895
269	Johnson & Johnson(Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	322
305	Johnson & Johnson(Pharmaceuticals)	4.85	5/15/41	401
1,440	JPMorgan Chase & Co.(Banks)	3.88	2/1/24	1,552
4,705	JPMorgan Chase & Co.(Banks)	4.25	10/15/20	5,100
310	JPMorgan Chase & Co.(Banks)	4.35	8/15/21	340
85	Lincoln National Corp.(Insurance)	4.85	6/24/21	94
595	Lincoln National Corp.(Insurance)	7.00	6/15/40	767
155	Lockheed Martin Corp.(Aerospace & Defense), Callable 11/15/22 @ 100.00	3.10	1/15/23	164
750	Lockheed Martin Corp.(Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	770
1,070	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 12/15/21 @ 100.00	3.13	3/15/22	1,133
545	Medtronic, Inc.(Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	639
1,473	MetLife, Inc.(Insurance)	7.72	2/15/19	1,686
2,755	Microsoft Corp.(Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	3,086
1,720	MidAmerican Energy Holdings Co.(Electric Utilities)	6.13	4/1/36	2,289
2,933	National Rural Utilities Cooperative Finance Corp.(Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	3,149
2,267	Nucor Corp.(Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	2,444
680	Nucor Corp.(Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	777
655	Oklahoma Gas & Electric Co.(Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	803
1,590	Oracle Corp.(Software)	6.50	4/15/38	2,205
1,750	Philip Morris International, Inc.(Tobacco)	2.90	11/15/21	1,837
835	PNC Bank NA(Banks), Callable 10/6/20 @ 100.00	2.45	11/5/20	855
1,025	PNC Financial Services Group, Inc.(Banks) (a)	2.85	11/9/22	1,051
458	Procter & Gamble Co. (The)(Household Products)	9.36	1/1/21	538
630	Progress Energy, Inc.(Electric Utilities)	6.00	12/1/39	807
610	Prudential Financial, Inc.(Insurance)	6.20	11/15/40	752
610	Reed Elsevier NV(Professional Services)	8.63	1/15/19	703
450	Rock-Tenn Co.(Containers & Packaging)	4.45	3/1/19	477
1,345	Roper Industries, Inc.(Industrial Conglomerates)	2.05	10/1/18	1,360
215	Roper Industries, Inc.(Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	221
260	San Diego Gas & Electric Co.(Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	298
430	South Carolina Electric & Gas(Electric Utilities), Callable 12/15/45 @ 100.00	4.10	6/15/46	460
615	Southern California Gas Co.(Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	657
1,306	Southwest Airlines Co. 2007-1 Trust(Airlines)	6.15	8/1/22	1,473
1,530	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,530
1,225	Sunoco Logistics Partners LP(Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,180
320	SunTrust Banks, Inc.(Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	326
4,535	SunTrust Banks, Inc.(Banks), Callable 2/3/21 @ 100.00	2.90	3/3/21	4,720
600	SunTrust Banks, Inc.(Banks), Callable 4/15/26 @ 100.00	3.30	5/15/26	612
2,091	TC Pipelines LP(Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	2,130
725	The Dow Chemical Co.(Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	753
2,345	The Dow Chemical Co.(Chemicals)	8.55	5/15/19	2,750
825	The Home Depot, Inc.(Specialty Retail)	5.88	12/16/36	1,134
1,850	The Kroger Co.(Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	2,006
911	The Travelers Cos., Inc.(Insurance)	6.25	6/15/37	1,269
1,000	Time Warner, Inc.(Media)	5.38	10/15/41	1,185
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	941
2,075	Twenty-First Century Fox, Inc.(Media)	6.20	12/15/34	2,629
890	United Parcel Service, Inc.(Air Freight & Logistics)	6.20	1/15/38	1,272
905	UnitedHealth Group, Inc.(Health Care Providers & Services)	6.88	2/15/38	1,329
1,605	Valero Energy Corp.(Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,884
270	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	281
845	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	872
351	Ventas Realty LP(Equity Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	378
1,970	Verizon Communications, Inc.(Diversified Telecommunication Services), Callable 12/15/33 @ 100.00	5.05	3/15/34	2,218
2,344	Verizon Communications, Inc.(Diversified Telecommunication Services)	6.55	9/15/43	3,177
280	Wachovia Corp.(Banks)	5.75	2/1/18	296
1,045	Wal-Mart Stores, Inc.(Food & Staples Retailing)	5.63	4/1/40	1,413
450	Wal-Mart Stores, Inc.(Food & Staples Retailing)	6.20	4/15/38	648

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$530	Waste Management, Inc.(Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	$556
670	Wells Fargo & Co., MTN (Banks)	2.55	12/7/20	683
2,735	Wells Fargo & Co.(Banks)	3.00	2/19/25	2,779
1,110	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,224
1,375	WestRock Co.(Containers & Packaging)	4.90	3/1/22	1,544
340	Westvaco Corp.(Containers & Packaging)	8.20	1/15/30	464
685	XTO Energy, Inc.(Oil, Gas & Consumable Fuels)	6.75	8/1/37	1,007

	Total Corporate Bonds			170,879

	Yankee Dollars — 13.78%
800	America Movil SAB de CV(Wireless Telecommunication Services)	6.13	11/15/37	958
610	BHP Billiton Ltd.(Metals & Mining)	3.85	9/30/23	668
430	BHP Billiton Ltd.(Metals & Mining)	5.00	9/30/43	510
1,020	BP Capital Markets PLC(Oil, Gas & Consumable Fuels), Callable 2/4/26 @ 100.00	3.12	5/4/26	1,048
871	British Telecommunications PLC(Diversified Telecommunication Services)	9.38	12/15/30	1,411
423	Canadian Natural Resources(Oil, Gas & Consumable Fuels)	5.90	2/1/18	444
640	Canadian Pacific Railway Co.(Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	655
2,390	Canadian Pacific Railway Co.(Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	2,658
165	Canadian Pacific Railway Co.(Road & Rail)	7.25	5/15/19	188
751	Deutsche Telekom International Finance(Diversified Financial Services) (a)	8.75	6/15/30	1,168
535	HSBC Holdings PLC(Banks)	4.00	3/30/22	570
2,325	HSBC Holdings PLC(Banks)	5.10	4/5/21	2,570
500	HSBC Holdings PLC(Banks)	6.80	6/1/38	661
645	Iberdrola International BV(Electric Utilities)	5.81	3/15/25	753
1,445	Iberdrola International BV(Electric Utilities)	6.75	7/15/36	1,923
1,580	LyondellBasell Industries NV(Chemicals)	4.00	7/15/23	1,713
125	LyondellBasell Industries NV(Chemicals), Callable 8/26/54 @ 100.00	4.63	2/26/55	124
2,747	LyondellBasell Industries NV(Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	2,949
818	Orange SA(Diversified Telecommunication Services)	9.00	3/1/31	1,306
1,150	Petroleos Mexicanos(Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,171
1,356	Rio Tinto Finance USA PLC(Metals & Mining), Callable 12/22/21 @ 100.00	3.50	3/22/22	1,463
1,875	Shell International Finance BV(Oil, Gas & Consumable Fuels)	6.38	12/15/38	2,555
1,970	Statoil ASA(Oil, Gas & Consumable Fuels)	3.25	11/10/24	2,098
185	Statoil ASA(Oil, Gas & Consumable Fuels)	5.10	8/17/40	222
1,221	Statoil ASA(Oil, Gas & Consumable Fuels)	7.75	6/15/23	1,603
1,605	Telefonica Emisiones SAU(Diversified Telecommunication Services)	6.22	7/3/17	1,661
745	Telefonica Emisiones SAU(Diversified Telecommunication Services)	7.05	6/20/36	979
496	Vodafone Group PLC(Wireless Telecommunication Services)	6.15	2/27/37	602

	Total Yankee Dollars			34,631

	Mutual Funds — 17.47%
1,355	SSgA U.S. Government Money Market Fund (b)	0.02		1,355
42,539	State Street Institutional Treasury Plus Money Market Fund (b)	0.15		42,539

	Total Mutual Funds			43,894

	Total Investments (cost $241,924) — 99.26%			249,404
	Other assets in excess of liabilities — 0.74%			1,864

	Net Assets — 100.00%			$251,268

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2016.

(b)	The rate disclosed is the rate in effect on September 30, 2016.

MTN — Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	68.01%	—	68.01%
Yankee Dollars	13.78%	—	13.78%
Mutual Funds	0.54%	16.93%	17.47%
Other Assets (Liabilities)	0.74%	0.00%	0.74%

Total Net Assets	83.07%	16.93%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.29%
$200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	$201
114	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	115
300	Chase Issuance Trust (CHAIT), Series 2016-A2, Class A	1.37	6/15/21	301
300	Chase Issuance Trust (CHAIT), Series 2015-A2, Class A2	1.59	2/18/20	301
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	254
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	106
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	204
120	Fifth Third Auto Trust, Series 2014-3, Class A3	0.96	3/15/19	120
171	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	172
78	Ford Credit Auto Owner Trust, Series 2015-A, Class A3	1.28	9/15/19	78
183	Ford Credit Auto Owner Trust, Series 2016-B, Class A3	1.33	10/15/20	184
146	Ford Credit Auto Owner Trust, Series 2015-A, Class A4	1.64	6/15/20	147
37	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	37
133	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	134

	Total Asset Backed Securities			2,354

	Collateralized Mortgage Obligations — 5.00%
50	CD Commercial Mortgage Trust, Series 2007-CD5, Class AM (a)	6.32	11/15/44	52
228	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	234
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	235
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	191
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31	4/10/49	106
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	249
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	103
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	193
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	85
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	278
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	106
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.33	10/10/46	115
34	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.59	4/25/23	35
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72	10/25/24	296
68	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	72
228	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	245
143	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	154
76	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	76
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	47
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	192
60	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class A1	2.76	5/25/20	61
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	126
87	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	92
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	197
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	393
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	293
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	199
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	199
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	123
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	226
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	198
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	121
114	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	121
274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	308

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	$149
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	199
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	204
228	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	238
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79	2/15/48	160
200	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	204
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	106
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	194
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	110
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	112
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59	3/15/49	199
200	Nissan Auto Receivables Owner Trust, Series 2016-A, Class A3	1.34	10/15/20	201
228	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	235
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	153
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66	9/15/58	198
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81	12/15/48	137
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	185
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	140
69	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	69
183	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	191

	Total Collateralized Mortgage Obligations			9,105

	U.S. Government Agency Mortgages — 89.24%
356	Fannie Mae, Pool #AS1058	2.00	11/1/28	363
67	Fannie Mae, Pool #AY4232	2.00	5/1/30	68
76	Fannie Mae, Pool #AS0001	2.00	7/1/28	78
70	Fannie Mae, Pool #MA1270	2.50	11/1/32	72
609	Fannie Mae, Pool #MA1210	2.50	9/1/49	631
106	Fannie Mae, Pool #AS4660	2.50	3/1/30	110
178	Fannie Mae, Pool #AU6387	2.50	11/1/28	184
312	Fannie Mae, Pool #AU2619	2.50	8/1/28	323
171	Fannie Mae, Pool #AZ6458	2.50	7/1/30	178
228	Fannie Mae, Pool #AU5334	2.50	11/1/28	236
90	Fannie Mae, Pool #AT2717	2.50	5/1/43	92
33	Fannie Mae, Pool #MA1511	2.50	7/1/33	34
495	Fannie Mae, Pool #AP4742	2.50	8/1/27	513
362	Fannie Mae, Pool #AS4946	2.50	5/1/30	375
219	Fannie Mae, Pool #AB7391	2.50	12/1/42	222
462	Fannie Mae, Pool #AO3019	2.50	5/1/27	479
51	Fannie Mae, Pool #AS0513	2.50	8/1/43	52
551	Fannie Mae, Pool #MA1277	2.50	12/1/27	571
113	Fannie Mae, Pool #AL5800 (a)	2.66	2/1/44	117
49	Fannie Mae, Pool #AL4360 (a)	2.69	11/1/43	51
175	Fannie Mae, Pool #AY1861 (a)	2.71	1/1/45	181
274	Fannie Mae, Series 2012-M1, Class A2	2.73	10/25/21	288
422	Fannie Mae, Pool #AB8897	3.00	4/1/43	439
348	Fannie Mae, Pool #AB4483	3.00	2/1/27	366
400	Fannie Mae, Pool #BD5787	3.00	9/1/46	416
494	Fannie Mae, Pool #AK0006	3.00	1/1/27	519
90	Fannie Mae, Pool #AS4334	3.00	1/1/45	94
42	Fannie Mae, Pool #AX8309	3.00	11/1/29	44
96	Fannie Mae, Pool #BC4276	3.00	4/1/46	100
190	Fannie Mae, Pool #MA1527	3.00	8/1/33	199
1,543	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,608
183	Fannie Mae, Pool #MA2425	3.00	10/1/30	193
162	Fannie Mae, Pool #MA2523	3.00	2/1/36	170
71	Fannie Mae, Pool #MA2087	3.00	11/1/34	75
915	Fannie Mae, Pool #AO0752	3.00	4/1/42	953
52	Fannie Mae, Pool #MA2065	3.00	10/1/34	54
704	Fannie Mae, Pool #AP2465	3.00	8/1/42	734
192	Fannie Mae, Pool #MA1401	3.00	4/1/33	202
811	Fannie Mae, Pool #AP6493	3.00	9/1/42	845
1,485	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,548
96	Fannie Mae, Pool #MA1338	3.00	2/1/33	101
478	Fannie Mae, Pool #AK3302	3.00	3/1/27	503
165	Fannie Mae, Pool #MA2230	3.00	4/1/35	174

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$387	Fannie Mae, Pool #MA2246	3.00	4/1/30	$406
152	Fannie Mae, Pool #MA2149	3.00	1/1/30	160
65	Fannie Mae, Pool #AZ4358	3.00	7/1/30	69
44	Fannie Mae, Pool #MA2287	3.00	6/1/35	46
138	Fannie Mae, Pool #AS3117	3.00	8/1/29	145
131	Fannie Mae, Pool #AU7890	3.00	9/1/28	138
210	Fannie Mae, Pool #AQ3223	3.00	11/1/27	221
1,203	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,254
24	Fannie Mae, Pool #BA0826	3.00	10/1/30	25
248	Fannie Mae, Pool #AY4200	3.00	5/1/45	258
289	Fannie Mae, Pool #AU3735	3.00	8/1/43	301
55	Fannie Mae, Pool #AR7426	3.00	7/1/43	57
386	Fannie Mae, Pool #AT7620	3.00	6/1/43	402
462	Fannie Mae, Pool #MA1307	3.00	1/1/33	486
207	Fannie Mae, Pool #J24886	3.00	7/1/23	218
401	Fannie Mae, Pool #AT2014	3.00	4/1/43	418
70	Fannie Mae, Pool #AT1575	3.00	5/1/43	73
287	Fannie Mae, Pool #AS1527	3.00	1/1/29	301
117	Fannie Mae, Pool #AW8295	3.00	8/1/29	123
385	Fannie Mae, Pool #AY4829	3.00	5/1/45	401
411	Fannie Mae, Pool #AS4333	3.00	1/1/45	427
418	Fannie Mae, Pool #AT0682	3.00	4/1/43	436
227	Fannie Mae, Pool #AW7383	3.00	8/1/29	239
182	Fannie Mae, Pool #AS2312	3.00	5/1/29	191
40	Fannie Mae, Pool #MA1021	3.50	3/1/27	42
632	Fannie Mae, Pool #AL1717	3.50	5/1/27	667
356	Fannie Mae, Pool #AX9530	3.50	2/1/45	375
353	Fannie Mae, Pool #MA1107	3.50	7/1/32	377
1,455	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,541
377	Fannie Mae, Pool #AY1306	3.50	3/1/45	398
179	Fannie Mae, Pool #AO9140	3.50	7/1/42	189
1,476	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,563
193	Fannie Mae, Pool #AX5201	3.50	10/1/29	203
358	Fannie Mae, Pool #AY4300	3.50	1/1/45	378
85	Fannie Mae, Pool #AS2081	3.50	4/1/29	89
408	Fannie Mae, Pool #AZ0862	3.50	7/1/45	430
63	Fannie Mae, Pool #AV6407	3.50	2/1/29	66
37	Fannie Mae, Pool #AX0159	3.50	9/1/29	39
305	Fannie Mae, Pool #AX2486	3.50	10/1/44	322
1,488	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,576
63	Fannie Mae, Pool #AP9390	3.50	10/1/42	66
300	Fannie Mae, Pool #AS5068	3.50	6/1/45	317
607	Fannie Mae, Pool #AQ0546	3.50	11/1/42	643
297	Fannie Mae, Pool #AS6649	3.50	2/1/46	314
380	Fannie Mae, Pool #AS4773	3.50	4/1/45	400
341	Fannie Mae, Pool #MA1980	3.50	8/1/44	360
135	Fannie Mae, Pool #BA1893	3.50	8/1/45	142
100	Fannie Mae, Pool #BC7633	3.50	6/1/46	106
45	Fannie Mae, Pool #BA5031	3.50	1/1/46	48
270	Fannie Mae, Pool #AZ9576	3.50	12/1/45	285
364	Fannie Mae, Pool #AS4771	3.50	4/1/45	384
275	Fannie Mae, Pool #MA1059	3.50	5/1/32	293
211	Fannie Mae, Pool #AU3742	3.50	8/1/43	224
185	Fannie Mae, Pool #AS5319	3.50	7/1/45	196
235	Fannie Mae, Pool #AS5696	3.50	8/1/45	247
191	Fannie Mae, Pool #AS4772	3.50	4/1/45	201
374	Fannie Mae, Pool #AS3133	3.50	8/1/44	399
199	Fannie Mae, Pool #BC3126	3.50	1/1/46	210
1,484	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,571
531	Fannie Mae, Pool #AO3760	3.50	5/1/42	566
145	Fannie Mae, Pool #BC0163	3.50	1/1/46	153
354	Fannie Mae, Pool #MA2125	3.50	12/1/44	373
224	Fannie Mae, Pool #AJ4093	3.50	10/1/26	237
174	Fannie Mae, Pool #AO4647	3.50	6/1/42	184
146	Fannie Mae, Pool #310139	3.50	11/1/25	153
89	Fannie Mae, Pool #AK0706	3.50	2/1/27	94
283	Fannie Mae, Pool #AO4385	3.50	6/1/42	300

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$399	Fannie Mae, Pool #MA2292	3.50	6/1/45	$421
337	Fannie Mae, Pool #MA1982	3.50	8/1/34	358
323	Fannie Mae, Pool #AJ8476	3.50	12/1/41	343
34	Fannie Mae, Pool #AJ6181	3.50	12/1/26	35
317	Fannie Mae, Pool #AY1595	4.00	1/1/45	341
50	Fannie Mae, Pool #AY2291	4.00	3/1/45	54
199	Fannie Mae, Pool #AY1377	4.00	4/1/45	216
153	Fannie Mae, Pool #AY8981	4.00	8/1/45	164
251	Fannie Mae, Pool #AS3903	4.00	11/1/44	270
88	Fannie Mae, Pool #AT3872	4.00	6/1/43	94
65	Fannie Mae, Pool #AS3448	4.00	9/1/44	70
149	Fannie Mae, Pool #BC5559	4.00	3/1/46	160
57	Fannie Mae, Pool #AH3394	4.00	1/1/41	62
1,346	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,429
467	Fannie Mae, Pool #AH5859	4.00	2/1/41	503
652	Fannie Mae, Pool #AS0531	4.00	9/1/43	710
305	Fannie Mae, Pool #AS3216	4.00	9/1/44	327
47	Fannie Mae, Pool #AS2117	4.00	4/1/44	51
165	Fannie Mae, Pool #AZ7362	4.00	11/1/45	177
330	Fannie Mae, Pool #AS3293	4.00	9/1/44	354
23	Fannie Mae, Pool #AZ8874	4.00	9/1/45	24
203	Fannie Mae, Pool #AS3468	4.00	10/1/44	218
322	Fannie Mae, Pool #AS3467	4.00	10/1/44	346
278	Fannie Mae, Pool #AS2498	4.00	5/1/44	298
319	Fannie Mae, Pool #MA0641	4.00	2/1/31	346
110	Fannie Mae, Pool #MA0493	4.00	8/1/30	118
220	Fannie Mae, Pool #AL7347	4.00	9/1/45	237
269	Fannie Mae, Pool #AW5063	4.00	7/1/44	289
865	Fannie Mae, Pool #AJ7689	4.00	12/1/41	932
252	Fannie Mae, Pool #AV2340	4.00	12/1/43	271
187	Fannie Mae, Pool #AC7328	4.00	12/1/39	201
46	Fannie Mae, Pool #AW9041	4.00	8/1/44	50
138	Fannie Mae, Pool #BA0847	4.00	3/1/46	149
698	Fannie Mae, Pool #AJ7857	4.00	12/1/41	750
788	Fannie Mae, Pool #AJ5303	4.00	11/1/41	849
400	Fannie Mae, Pool #BA6910	4.00	2/1/46	430
320	Fannie Mae, Pool #AX0841	4.00	9/1/44	344
292	Fannie Mae, Pool #AO2959	4.00	5/1/42	315
1,628	Fannie Mae, Pool #190405	4.00	10/1/40	1,752
31	Fannie Mae, Pool #AW7048	4.50	6/1/44	34
770	Fannie Mae, Pool #AL1107	4.50	11/1/41	847
713	Fannie Mae, Pool #AH9055	4.50	4/1/41	782
323	Fannie Mae, Pool #AI4815	4.50	6/1/41	354
253	Fannie Mae, Pool #AL4450	4.50	12/1/43	277
296	Fannie Mae, Pool #AB3192	4.50	6/1/41	325
188	Fannie Mae, Pool #MA0481	4.50	8/1/30	207
151	Fannie Mae, Pool #AS2276	4.50	4/1/44	166
104	Fannie Mae, Pool #AU5302	4.50	10/1/43	114
207	Fannie Mae, Pool #AS0861	4.50	10/1/43	227
252	Fannie Mae, Pool #AS1638	4.50	2/1/44	276
24	Fannie Mae, Pool #310112	4.50	6/1/19	24
61	Fannie Mae, Pool #AH6790	4.50	3/1/41	67
954	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,048
10	Fannie Mae, Pool #254720	4.50	5/1/18	10
3	Fannie Mae, Pool #AB0339	4.50	1/1/20	3
59	Fannie Mae, Pool #982892	4.50	5/1/23	63
228	Fannie Mae, Pool #AA9781	4.50	7/1/24	245
55	Fannie Mae, Pool #AB1470	4.50	9/1/40	61
141	Fannie Mae, Pool #AB1389	4.50	8/1/40	154
335	Fannie Mae, Pool #AE0217	4.50	8/1/40	368
50	Fannie Mae, Pool #AA0860	4.50	1/1/39	55
317	Fannie Mae, Pool #AD8529	4.50	8/1/40	348
144	Fannie Mae, Pool #AS0575	5.00	9/1/43	160
132	Fannie Mae, Pool #836750	5.00	10/1/35	146
1,225	Fannie Mae, Pool #889117	5.00	10/1/35	1,376
0	Fannie Mae, Pool #650196	5.00	11/1/17	0
99	Fannie Mae, Pool #796663	5.00	9/1/19	103

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$67	Fannie Mae, Pool #725238	5.00	3/1/34	$76
310	Fannie Mae, Pool #AS0837	5.00	10/1/43	343
34	Fannie Mae, Pool #725504	5.00	1/1/19	35
3	Fannie Mae, Pool #868986	5.00	5/1/21	3
66	Fannie Mae, Pool #890621	5.00	5/1/42	73
238	Fannie Mae, Pool #AH5988	5.00	3/1/41	265
397	Fannie Mae, Pool #AL5788	5.00	5/1/42	442
59	Fannie Mae, Pool #890603	5.00	8/1/41	65
18	Fannie Mae, Pool #AL0725	5.50	6/1/24	18
78	Fannie Mae, Pool #976945	5.50	2/1/23	84
31	Fannie Mae, Pool #929451	5.50	5/1/38	35
36	Fannie Mae, Pool #909662	5.50	2/1/22	39
3	Fannie Mae, Pool #A79636	5.50	7/1/38	4
5	Fannie Mae, Pool #A69671	5.50	12/1/37	6
1	Fannie Mae, Pool #630942	5.50	2/1/17	1
1	Fannie Mae, Pool #625938	5.50	3/1/17	1
2	Fannie Mae, Pool #545900	5.50	7/1/17	2
1,827	Fannie Mae, Pool #890221	5.50	12/1/33	2,076
6	Fannie Mae, Pool #545400	5.50	1/1/17	6
1,105	Fannie Mae, Pool #725228	6.00	3/1/34	1,285
291	Fannie Mae, Pool #889984	6.50	10/1/38	335
175	Fannie Mae, 15 YR TBA	2.50	11/25/31	181
800	Fannie Mae, 15 YR TBA	2.50	10/25/31	829
25	Fannie Mae, 15 YR TBA	3.00	11/25/31	26
50	Fannie Mae, 15 YR TBA	3.00	10/25/31	52
1,625	Fannie Mae, 30 YR TBA	3.00	10/25/46	1,689
900	Fannie Mae, 30 YR TBA	3.00	11/25/46	934
1,650	Fannie Mae, 30 YR TBA	3.50	10/25/46	1,741
200	Fannie Mae, 30 YR TBA	3.50	11/25/46	211
150	Fannie Mae, 30 YR TBA	4.00	11/25/46	161
425	Fannie Mae, 30 YR TBA	4.00	10/25/46	456
78	Freddie Mac, Pool #J25759	2.00	8/1/28	79
87	Freddie Mac, Pool #G18547	2.00	3/1/30	88
217	Freddie Mac, Pool #J25777	2.00	9/1/28	220
205	Freddie Mac, Pool #849138 (a)	2.40	10/1/43	212
136	Freddie Mac, Pool #849578 (a)	2.41	12/1/44	139
314	Freddie Mac, Pool #G18470	2.50	6/1/28	325
130	Freddie Mac, Pool #J25585	2.50	9/1/28	134
89	Freddie Mac, Pool #C09026	2.50	2/1/43	90
23	Freddie Mac, Pool #J30875	2.50	3/1/30	24
271	Freddie Mac, Pool #G18533	2.50	12/1/29	281
289	Freddie Mac, Pool #G18459	2.50	3/1/28	300
137	Freddie Mac, Pool #G18485	2.50	10/1/28	142
47	Freddie Mac, Pool #G18472	2.50	7/1/28	49
286	Freddie Mac, Pool #J23440	2.50	4/1/28	296
360	Freddie Mac, Pool #J26408	2.50	11/1/28	373
313	Freddie Mac, Pool #G18568	2.50	9/1/30	325
297	Freddie Mac, Pool #J18954	2.50	4/1/27	308
13	Freddie Mac, Pool #1G2883 (a)	2.99	6/1/38	14
147	Freddie Mac, Pool #C91819	3.00	4/1/35	154
114	Freddie Mac, Pool #C91798	3.00	12/1/34	120
43	Freddie Mac, Pool #C91826	3.00	5/1/35	46
80	Freddie Mac, Pool #G08540	3.00	8/1/43	84
1,374	Freddie Mac, Pool #G08537	3.00	7/1/43	1,430
88	Freddie Mac, Pool #G18575	3.00	11/1/30	93
152	Freddie Mac, Pool #C91707	3.00	6/1/33	160
205	Freddie Mac, Pool #C91724	3.00	9/1/33	216
235	Freddie Mac, Pool #G18569	3.00	9/1/30	247
79	Freddie Mac, Pool #Q19754	3.00	7/1/43	82
24	Freddie Mac, Pool #Q18882	3.00	5/1/43	25
345	Freddie Mac, Pool #G08525	3.00	5/1/43	359
25	Freddie Mac, Pool #Q39527	3.00	3/1/46	26
217	Freddie Mac, Pool #Q20067	3.00	7/1/43	225
70	Freddie Mac, Pool #Q18599	3.00	6/1/43	73
73	Freddie Mac, Pool #J29932	3.00	11/1/29	76
659	Freddie Mac, Pool #Q21065	3.00	8/1/43	686

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$249	Freddie Mac, Pool #Q41795	3.00	7/1/46	$259
68	Freddie Mac, Pool #J33135	3.00	11/1/30	71
74	Freddie Mac, Pool #G18534	3.00	12/1/29	78
626	Freddie Mac, Pool #G08534	3.00	6/1/43	652
18	Freddie Mac, Pool #Q13086	3.00	11/1/42	19
404	Freddie Mac, Pool #Q16222	3.00	3/1/43	421
299	Freddie Mac, Pool #C91581	3.00	11/1/32	315
241	Freddie Mac, Pool #C04422	3.00	12/1/42	252
162	Freddie Mac, Pool #G08680	3.00	12/1/45	169
324	Freddie Mac, Pool #C04446	3.00	1/1/43	337
146	Freddie Mac, Pool #G08648	3.00	6/1/45	152
427	Freddie Mac, Pool #G08635	3.00	4/1/45	444
380	Freddie Mac, Pool #G18514	3.00	6/1/29	399
307	Freddie Mac, Pool #G18518	3.00	7/1/29	323
25	Freddie Mac, Pool #J17111	3.00	10/1/26	26
50	Freddie Mac, Pool #J14241	3.00	1/1/26	53
266	Freddie Mac, Pool #G18531	3.00	11/1/29	280
351	Freddie Mac, Pool #G15217	3.00	11/1/29	369
180	Freddie Mac, Pool #G08640	3.00	5/1/45	187
461	Freddie Mac, Pool #G08653	3.00	7/1/45	480
309	Freddie Mac, Pool #G15145	3.00	7/1/29	324
351	Freddie Mac, Pool #C04619	3.00	3/1/43	365
196	Freddie Mac, Pool #AZ0538	3.00	9/1/30	206
677	Freddie Mac, Pool #G08623	3.50	1/1/45	715
371	Freddie Mac, Pool #Q20860	3.50	8/1/43	393
428	Freddie Mac, Pool #G08641	3.50	5/1/45	452
171	Freddie Mac, Pool #Q12052	3.50	10/1/42	181
287	Freddie Mac, Pool #AY5303	3.50	3/1/45	306
321	Freddie Mac, Pool #Q09896	3.50	8/1/42	340
242	Freddie Mac, Pool #Q08998	3.50	6/1/42	256
87	Freddie Mac, Pool #G30776	3.50	7/1/35	92
198	Freddie Mac, Pool #J26144	3.50	10/1/23	210
547	Freddie Mac, Pool #G08650	3.50	6/1/45	577
246	Freddie Mac, Pool #Q37449	3.50	11/1/45	260
97	Freddie Mac, Pool #Q31134	3.50	2/1/45	103
512	Freddie Mac, Pool #G08627	3.50	2/1/45	540
391	Freddie Mac, Pool #G08667	3.50	9/1/45	412
85	Freddie Mac, Pool #J27494	3.50	2/1/29	90
687	Freddie Mac, Pool #G08636	3.50	4/1/45	724
460	Freddie Mac, Pool #G08681	3.50	12/1/45	485
409	Freddie Mac, Pool #G08632	3.50	3/1/45	431
253	Freddie Mac, Pool #C91456	3.50	6/1/32	270
232	Freddie Mac, Pool #C91403	3.50	3/1/32	247
138	Freddie Mac, Pool #G08599	3.50	8/1/44	146
69	Freddie Mac, Pool #MA2495	3.50	12/31/49	73
181	Freddie Mac, Pool #Q06749	3.50	3/1/42	191
24	Freddie Mac, Pool #C91760	3.50	5/1/34	26
138	Freddie Mac, Pool #G08605	3.50	9/1/44	145
80	Freddie Mac, Pool #C03920	3.50	5/1/42	86
175	Freddie Mac, Pool #G08693	3.50	2/1/46	185
178	Freddie Mac, Pool #Q04087	3.50	10/1/41	189
393	Freddie Mac, Pool #G08654	3.50	7/1/45	415
251	Freddie Mac, Pool #Q08903	3.50	6/1/42	265
90	Freddie Mac, Pool #J14232	3.50	1/1/21	95
145	Freddie Mac, Pool #G08698	3.50	3/1/46	152
599	Freddie Mac, Pool #G08554	3.50	10/1/43	634
1,242	Freddie Mac, Pool #G08495	3.50	6/1/42	1,315
225	Freddie Mac, Pool #G08687	3.50	1/1/46	237
564	Freddie Mac, Pool #G08562	3.50	1/1/44	595
327	Freddie Mac, Pool #J15105	3.50	4/1/26	347
128	Freddie Mac, Pool #C91738	4.00	11/1/33	139
42	Freddie Mac, Pool #J12435	4.00	6/1/25	45
116	Freddie Mac, Pool #C91765	4.00	5/1/34	126
1,329	Freddie Mac, Pool #A96286	4.00	1/1/41	1,431
294	Freddie Mac, Pool #C09070	4.00	12/1/44	315
183	Freddie Mac, Pool #J11263	4.00	11/1/19	188
186	Freddie Mac, Pool #G14453	4.00	6/1/26	197

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$542	Freddie Mac, Pool #G08660	4.00	8/1/45	$581
321	Freddie Mac, Pool #G08595	4.00	7/1/44	344
92	Freddie Mac, Pool #G08672	4.00	10/1/45	99
41	Freddie Mac, Pool #G08633	4.00	3/1/45	44
158	Freddie Mac, Pool #G08601	4.00	8/1/44	170
166	Freddie Mac, Pool #G08637	4.00	4/1/45	178
315	Freddie Mac, Pool #G08618	4.00	12/1/44	338
157	Freddie Mac, Pool #AY0025	4.00	2/1/45	169
343	Freddie Mac, Pool #G08588	4.00	5/1/44	368
198	Freddie Mac, Pool #AZ8067	4.00	9/1/45	213
343	Freddie Mac, Pool #G08616	4.00	11/1/44	368
324	Freddie Mac, Pool #Q24955	4.00	2/1/44	350
377	Freddie Mac, Pool #G06506	4.00	12/1/40	406
250	Freddie Mac, Pool #Q27594	4.00	8/1/44	269
239	Freddie Mac, Pool #G08459	4.00	9/1/41	257
19	Freddie Mac, Pool #Q27456	4.00	7/1/44	21
173	Freddie Mac, Pool #Q34081	4.00	6/1/45	186
452	Freddie Mac, Pool #G08669	4.00	9/1/45	485
102	Freddie Mac, Pool #G08483	4.00	3/1/42	110
260	Freddie Mac, Pool #G08567	4.00	1/1/44	279
24	Freddie Mac, Pool #G08642	4.00	5/1/45	25
2,193	Freddie Mac, Pool #A97692	4.50	3/1/41	2,410
276	Freddie Mac, Pool #A97495	4.50	3/1/41	302
182	Freddie Mac, Pool #A90437	4.50	1/1/40	201
44	Freddie Mac, Pool #C09059	4.50	3/1/44	48
14	Freddie Mac, Pool #357316	4.50	12/1/17	14
67	Freddie Mac, Pool #Q25432	4.50	3/1/44	73
80	Freddie Mac, Pool #J09311	4.50	2/1/24	85
63	Freddie Mac, Pool #Q22671	4.50	11/1/43	69
199	Freddie Mac, Pool #G08596	4.50	7/1/44	218
85	Freddie Mac, Pool #E02862	4.50	3/1/26	92
56	Freddie Mac, Pool #J07849	4.50	5/1/23	61
112	Freddie Mac, Pool #J09503	4.50	4/1/24	120
895	Freddie Mac, Pool #C01598	5.00	8/1/33	1,001
28	Freddie Mac, Pool #G07068	5.00	7/1/41	31
93	Freddie Mac, Pool #G13255	5.00	7/1/23	100
54	Freddie Mac, Pool #C90845	5.00	8/1/24	60
414	Freddie Mac, Pool #G04913	5.00	3/1/38	461
312	Freddie Mac, Pool #Q00763	5.00	5/1/41	348
62	Freddie Mac, Pool #G05205	5.00	1/1/39	69
128	Freddie Mac, Pool #G06031	5.50	3/1/40	145
6	Freddie Mac, Pool #G06091	5.50	5/1/40	6
1,023	Freddie Mac, Pool #G01665	5.50	3/1/34	1,166
501	Freddie Mac, Pool #G02794	6.00	5/1/37	576
35	Freddie Mac, Pool #A62706	6.00	6/1/37	40
65	Freddie Mac, Pool #G05709	6.00	6/1/38	74
103	Freddie Mac, Pool #G03551	6.00	11/1/37	118
575	Freddie Mac, Gold 15 YR TBA	2.50	10/15/31	596
225	Freddie Mac, Gold 15 YR TBA	2.50	11/15/31	233
50	Freddie Mac, Gold 15 YR TBA	3.00	10/15/31	53
75	Freddie Mac, Gold 15 YR TBA	3.00	11/15/31	79
50	Freddie Mac, Gold 15 YR TBA	3.50	11/15/31	53
1,100	Freddie Mac, Gold 30 YR TBA	3.00	10/15/46	1,143
675	Freddie Mac, Gold 30 YR TBA	3.00	11/15/46	700
575	Freddie Mac, Gold 30 YR TBA	3.50	10/15/46	607
150	Freddie Mac, Gold 30 YR TBA	3.50	11/15/46	158
100	Freddie Mac, Gold 30 YR TBA	4.00	10/15/46	107
50	Freddie Mac, Gold 30 YR TBA	4.00	11/15/46	54
104	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	106
275	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	282
109	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	112
24	Government National Mortgage Association, Pool #711729	2.50	3/15/43	25
91	Government National Mortgage Association, Pool #776954	2.50	11/15/42	92
121	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	126
117	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	122
64	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	67
66	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	69

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	$23
45	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	48
313	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	328
310	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	326
470	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	495
122	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	128
236	Government National Mortgage Association, Pool #779084	3.00	4/15/42	248
143	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	151
345	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	364
1,939	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,042
403	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	425
56	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	58
343	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	360
45	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	47
188	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	197
131	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	138
76	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	80
332	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	348
100	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	105
289	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	303
285	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	299
120	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	127
332	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	350
322	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	338
342	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	359
186	Government National Mortgage Association, Pool #778157	3.50	3/15/42	199
183	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	195
32	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	34
253	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	269
495	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	527
149	Government National Mortgage Association, Pool #738602	3.50	8/15/26	157
242	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	257
284	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	302
429	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	456
350	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	372
1,125	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	1,196
282	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	300
1,099	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	1,171
67	Government National Mortgage Association, Pool #796271	3.50	7/15/42	71
610	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	648
342	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	364
584	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	622
114	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	121
825	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	877
246	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	262
96	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	102
215	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	228
300	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	319
351	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	373
513	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	545
551	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	588
41	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	44
510	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	544
258	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	274
51	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	53
94	Government National Mortgage Association, Pool #740798	3.50	1/15/42	102
164	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	175
457	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	490
234	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	251
59	Government National Mortgage Association, Pool #766495	4.00	10/15/41	63
308	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	330
112	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	122
452	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	485
62	Government National Mortgage Association, Pool #779401	4.00	6/15/42	67
392	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	421
248	Government National Mortgage Association, Pool #713876	4.00	8/15/39	266
314	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	337

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$179	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	$192
171	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	183
148	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	159
107	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	115
386	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	414
125	Government National Mortgage Association, Pool #MA3455	4.00	1/20/46	134
64	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	68
189	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	204
58	Government National Mortgage Association, Pool #004922	4.00	1/20/41	63
271	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	290
339	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	363
344	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	370
333	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	357
140	Government National Mortgage Association, Pool #753254	4.00	9/15/43	150
168	Government National Mortgage Association, Pool #740068	4.00	9/15/40	182
100	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	107
175	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	188
220	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	237
844	Government National Mortgage Association, Pool #005139	4.00	8/20/41	908
120	Government National Mortgage Association, Pool #738710	4.00	9/15/41	130
134	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	144
253	Government National Mortgage Association, Pool #005260	4.50	12/20/41	278
334	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	360
398	Government National Mortgage Association, Pool #717148	4.50	5/15/39	441
90	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	99
47	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	51
69	Government National Mortgage Association, Pool #738793	4.50	9/15/41	76
213	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	234
1,049	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,174
304	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	332
1,157	Government National Mortgage Association, Pool #004801	4.50	9/20/40	1,267
72	Government National Mortgage Association, Pool #729511	4.50	4/15/40	80
168	Government National Mortgage Association, Pool #604285	5.00	5/15/33	189
50	Government National Mortgage Association, Pool #782468	5.00	11/15/38	56
312	Government National Mortgage Association, Pool #782523	5.00	11/15/35	351
103	Government National Mortgage Association, Pool #712690	5.00	4/15/39	116
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
1,082	Government National Mortgage Association, Pool #004559	5.00	10/20/39	1,209
72	Government National Mortgage Association, Pool #675179	5.00	3/15/38	81
33	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	36
196	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	212
153	Government National Mortgage Association, Pool #694531	5.00	11/15/38	171
144	Government National Mortgage Association, Pool #510835	5.50	2/15/35	164
33	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	36
66	Government National Mortgage Association, Pool #658181	5.50	11/15/36	75
216	Government National Mortgage Association, Pool #783284	5.50	6/20/40	239
123	Government National Mortgage Association, Pool #004222	6.00	8/20/38	141
141	Government National Mortgage Association, Pool #004245	6.00	9/20/38	161
294	Government National Mortgage Association, Pool #781959	6.00	7/15/35	345
17	Government National Mortgage Association, Pool #695773	6.50	11/15/38	20
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
44	Government National Mortgage Association, Pool #699237	6.50	9/15/38	50
2,775	Government National Mortgage Association, 30 YR TBA	3.00	10/20/46	2,906
775	Government National Mortgage Association, 30 YR TBA	3.00	11/20/46	810
4,850	Government National Mortgage Association, 30 YR TBA	3.50	10/20/46	5,150
375	Government National Mortgage Association, 30 YR TBA	3.50	11/20/46	398
100	Government National Mortgage Association, 30 YR TBA	4.00	10/20/46	107
100	Government National Mortgage Association, 30 YR TBA	4.00	11/20/46	107
100	Government National Mortgage Association, 30 YR TBA	4.50	10/20/46	108

	Total U.S. Government Agency Mortgages			162,537

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars — 0.33%
$91	Bank of Nova Scotia(Banks)	1.85	4/14/20	$92
91	Bank of Nova Scotia(Banks)	2.13	9/11/19	93
183	Royal Bank of Canada(Banks)	1.20	9/19/17	183
137	Royal Bank of Canada(Banks)	1.88	2/5/20	138
91	Royal Bank of Canada(Banks)	2.20	9/23/19	93

	Total Yankee Dollars			599

	Mutual Fund — 13.35%
24,310	State Street Institutional Treasury Plus Money Market Fund (b)	0.15		24,310

	Total Mutual Fund			24,310

	Total Investments Before TBA Sale Commitments (cost $194,708) — 109.21%			198,905
	TBA Sale Commitments (c) — (2.33)%
$(775)	Fannie Mae, 15 YR TBA	4.00	10/25/31	(800)
(675)	Fannie Mae, 30 YR TBA	5.00	10/25/46	(750)
(425)	Fannie Mae, 30 YR TBA	4.50	10/25/46	(466)
(50)	Fannie Mae, 30 YR TBA	2.50	10/25/46	(50)
(300)	Fannie Mae, 30 YR TBA	3.50	10/25/31	(316)
(175)	Freddie Mac, Gold 15 YR TBA	4.50	10/15/31	(179)
(75)	Freddie Mac, Gold 15 YR TBA	2.00	11/15/31	(76)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	10/15/31	(103)
(250)	Freddie Mac, Gold 30 YR TBA	5.00	10/15/46	(277)
(325)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/46	(356)
(175)	Government National Mortgage Association, 30 YR TBA	5.00	10/20/46	(190)
(100)	Government National Mortgage Association, 30 YR TBA	3.50	10/15/46	(106)
(50)	Government National Mortgage Association, 30 YR TBA	3.00	10/15/46	(52)
(325)	Government National Mortgage Association, 30 YR TBA	4.50	10/15/46	(359)
(150)	Government National Mortgage Association, 30 YR TBA	4.00	10/15/46	(161)

	Total TBA Sale Commitments			(4,241)

	Total Investments (cost $190,472) — 106.88%			194,664
	Liabilities in excess of other assets — (6.88)%			(12,536)

	Net Assets — 100.00%			$182,128

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2016.

(b)	The rate disclosed is the rate in effect on September 30, 2016.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.29%	—	1.29%
Collateralized Mortgage Obligations	5.00%	—	5.00%
U.S. Government Agency Mortgages	89.25%	—	89.25%
Yankee Dollars	0.33%	—	0.33%
Mutual Fund	6.99%	6.36%	13.35%
TBA Sale Commitments	-2.34%	—	-2.34%
Other Assets (Liabilities)	-6.88%	0.00%	-6.88%

Total Net Assets	93.64%	6.36%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.75%
	Arizona — 6.28%
$650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	$670
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	474

				1,144

	Connecticut — 1.68%
300	Connecticut State Special Tax Obligation Revenue, Series A	3.00	8/1/17	305

	Florida — 6.18%
500	Broward County Florida School Board Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (NATL-RE)	4.50	7/1/23	514
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	462
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	150

				1,126

	Georgia — 1.69%
300	Fulton County Georgia Development Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	6/1/27	308

	Illinois — 5.55%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	478
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	532

				1,010

	Iowa — 5.68%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	497
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	535

				1,032

	Maryland — 2.81%
450	Maryland State, GO, Series A	5.00	3/1/20	511

	Michigan — 11.09%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	434
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,003
500	Oakland University Michigan Revenue	5.00	3/1/21	578

				2,015

	New Jersey — 0.79%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	144

	New Mexico — 2.89%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	525

	New York — 10.97%
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	430
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	324
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,243

				1,997

	Pennsylvania — 6.11%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	607
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	504

				1,111

	Tennessee — 2.98%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	543

	Texas — 17.00%
240	Austin Texas Contractual Obligation, GO	5.00	5/1/19	265
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	524
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	520
440	Hidalgo County Texas, GO	4.00	8/15/18	465
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	414
110	Katy Texas Independent School District, GO, Series A (PSF-GTD)	4.00	2/15/17	111
250	New Braunfels Texas, GO	5.00	2/1/19	273
490	Rockwall Texas, GO	4.00	8/1/18	518

				3,090

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah — 2.75%
$500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	$500

	Washington — 13.15%
275	King County Washington, GO, Series B	4.00	12/1/16	277
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	246
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	155
200	Seattle Waste Water System Revenue	5.00	9/1/17	208
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	547
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/30	503
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/33	459

				2,395

	Wisconsin — 1.15%
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00	6/1/19	210

	Total Municipal Bonds			17,966

	Mutual Fund — 1.56%
284	State Street Institutional Treasury Plus Money Market Fund (a)	0.15		284

	Total Mutual Fund			284

	Total Investments (cost $18,113) — 100.31%			18,250
	Liabilities in excess of other assets — (0.31)%			(56)

	Net Assets — 100.00%			$18,194

(a)	The rate disclosed is the rate in effect on September 30, 2016.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

As of September 30, 2016, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 94.07%
	Alabama — 0.43%
$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00	1/1/24	$1,722

	Alaska — 0.64%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,578

	Arizona — 1.97%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,768
5,250	Tucson Arizona Water System Revenue, Series A	5.00	7/1/21	6,170

				7,938

	Arkansas — 0.36%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,434

	California — 7.72%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,574
2,930	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25	7/1/22	2,940
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,187
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,953
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,598
1,480	Los Angeles California Wastewater System Revenue, Series D	5.00	6/1/21	1,753
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,336
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,040
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,568
65	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	67

				31,016

	Colorado — 2.70%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,820
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3, Callable 11/12/21 @ 100 (a)	5.00	10/1/38	5,768
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,272

				10,860

	Connecticut — 1.18%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,940
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00	8/1/20	1,794

				4,734

	Florida — 9.22%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,205
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,756
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,614
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,055
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00	10/1/21	1,504
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,265
1,615	Lee County Florida Solid Waste System Revenue, AMT	5.00	10/1/22	1,903
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	1,837
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,343
2,000	Orange County Florida Tourist Development Tax Revenue	5.00	10/1/20	2,301
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00	11/15/21	1,761
1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	2,169
1,750	South Florida Water Management District Corps, CP	5.00	10/1/21	2,060
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,333

				37,106

	Georgia — 3.44%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	1,221
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,590

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia (continued)
$2,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00	3/15/19	$2,174
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	4,994
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00	1/1/21	1,876

				13,855

	Illinois — 4.66%
98	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Continuously Callable @ 100.00 (b)	7.46	2/15/26	70
3,190	Chicago Illinois Park District, GO, Series D	5.00	1/1/21	3,602
1,000	Chicago Illinois Wastewater Transmission Revenue, Series C	5.00	1/1/21	1,125
1,205	Chicago Illinois Water Revenue	4.00	11/1/19	1,288
1,500	Chicago Illinois Water Revenue	4.00	11/1/21	1,646
1,240	Illinois State Finance Authority Revenue, Series B	5.00	5/1/22	1,470
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,725
2,240	Metropolitan Pier & Exposition Authority Revenue, Series B (ST APPROP)	5.00	12/15/20	2,506
1,500	Metropolitan Pier & Exposition Authority Revenue, Series B (ST APPROP)	5.00	12/15/22	1,726
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00	12/1/22	896
2,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	2,663

				18,717

	Indiana — 1.29%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,210
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1, AMT	5.00	1/1/21	2,865
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,145

				5,220

	Kansas — 0.29%
1,185	Kansas State Department of Transportation Highway Revenue, Series B-5 (a)	0.75	9/1/19	1,177

	Louisiana — 2.74%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,065
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,394
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,539

				10,998

	Maryland — 1.54%
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, AMT, Callable 11/30/21 @ 100.00	5.00	3/31/24	1,159
4,040	Maryland State Stadium Authority Revenue	5.00	5/1/24	5,062

				6,221

	Massachusetts — 3.38%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,122
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,621
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,480
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,384

				13,607

	Michigan — 3.34%
2,300	Michigan State Finance Authority Revenue, Beaumont Health Credit Group	4.00	8/1/20	2,525
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,288
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00	7/1/21	4,616
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00	7/1/21	1,150
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,741
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,095

				13,415

	Minnesota — 0.36%
1,200	Minneapolis – Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00	1/1/22	1,427

	Missouri — 1.90%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,838

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Missouri (continued)
$1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	$1,846
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,695
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,232

				7,611

	Nevada — 1.41%
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,698

	New Jersey — 2.63%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	828
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	4,190
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,551

				10,569

	New Mexico — 0.87%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada) (a)	1.00	2/1/19	990
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Callable 2/1/19 @ 100.00 (SPA) (a)	1.10	11/1/39	2,475

				3,465

	New York — 11.31%
2,500	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/1/18 @ 100.00 (a)	1.25	5/1/33	2,507
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,564
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,431
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00	11/15/20	1,155
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,357
3,250	New York State, GO, Series G	5.00	8/1/19	3,613
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,827
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,790
100	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	100
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,356
2,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	2,728
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,354
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,501
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,736
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,402
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/23	5,503
2,500	Triborough New York Bridge & Tunnel Authority Revenue, Series 2003B-2, Continuously Callable @ 100.00 (a)	0.70	1/1/33	2,471

				45,395

	Ohio — 1.72%
2,000	Kent State University Revenue, Series B, (Pre-Refunded/Escrowed to Maturity) (AGC)	5.00	5/1/22	2,207
540	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (AGC)	5.00	5/1/22	591
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, (Pre-Refunded/Escrowed to Maturity), Callable 11/10/16 @ 100.00 (MBIA)	5.50	10/15/25	1,165
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,925

				6,888

	Pennsylvania — 3.30%
2,500	Pennsylvania State Turnpike Commission Revenue	5.00	6/1/24	3,046
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,497

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00	9/1/21	$2,731
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,764
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,223

				13,261

	Rhode Island — 0.88%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00	5/15/23	2,378
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A, AMT	5.00	12/1/22	1,149

				3,527

	South Carolina — 0.99%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	3,985

	Tennessee — 0.58%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,339

	Texas — 16.48%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,916
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,234
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	3,892
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	4,148
20	Dallas Texas, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/18	21
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,427
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,193
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,731
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00	11/15/23	2,552
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,693
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,277
2,500	Houston Texas Utility System Revenue, Callable 11/1/19 @ 100.00 (a)	1.74	5/15/34	2,499
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,189
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,172
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,204
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/23	1,314
1,000	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	1,129
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,012
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,941
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00	6/15/24	1,253
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/21	2,328
2,345	Retama Texas Development Corp. Special Facilities Revenue (Pre-Refunded/Escrowed to Maturity)	8.75	12/15/18	2,721
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,218
2,000	San Antonio Texas, GO	5.00	2/1/20	2,261
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,698
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,410
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,800
4,365	Texas State College Student Loan, GO	5.00	8/1/22	5,224
3,000	University of Texas Revenue, Series E	5.00	8/15/23	3,721

				66,178

	Virginia — 0.92%
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/22	1,206
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/23	1,230
1,000	Fairfax County Virginia Industrial Development Authority, Series A	5.00	5/15/24	1,252

				3,688

	Washington — 3.87%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,322
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,201
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,901

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	$1,677
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,167
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00	4/1/22	1,183
2,500	Washington State, GO, Series B	5.00	7/1/23	3,091
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,913
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,116

				15,571

	Wisconsin — 1.95%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/22	1,188
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	1,208
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,183
2,500	Wisconsin State, GO, Series B	5.00	5/1/20	2,852
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00	11/15/22	1,405

				7,836

	Total Municipal Bonds			378,036

	Corporate Bond — 0.00%
3,939	ASC Equipment(Trading Companies & Distributors) (c)	5.13	3/1/08	—

	Total Corporate Bond			—

	Time Deposit — 0.73%
2,925	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/3/16	2,925

	Total Time Deposit			2,925

	Mutual Fund — 5.11%
20,552	State Street Institutional Treasury Plus Money Market Fund (c)	0.15		20,552

	Total Mutual Fund			20,552

	Total Investments (cost $392,971) — 99.91%			401,513
	Other assets in excess of liabilities — 0.09%			356

	Net Assets — 100.00%			$401,869

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2016. The maturity date represents actual maturity date.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(c)	The rate disclosed is the rate in effect on September 30, 2016.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GO — General Obligation

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

ST APPROP — State Appropriations

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC	HC Capital Solutions	Total
Municipal Bonds	94.07%	—	94.07%
Corporate Bond	0.00%	—	0.00%
Time Deposit	0.73%	—	0.73%
Mutual Fund	—	5.11%	5.11%
Other Assets (Liabilities)	0.09%	0.00%	0.09%

Total Net Assets	94.89%	5.11%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — September 30, 2016 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.41%
	Alabama — 8.95%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,654
1,235	Birmingham Alabama, GO, Series A, Callable 6/1/24 @ 100.00	5.00	12/1/26	1,527
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,705
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,238
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	513

				6,637

	Arizona — 0.22%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	160

	California — 1.54%
620	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	709
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	435

				1,144

	Connecticut — 1.98%
1,200	Connecticut State Special Tax Obligation Revenue, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,469

	Florida — 13.14%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,606
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,713
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	942
500	Miami-Dade County Florida School Board, Series A (AMBAC) (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/31	502
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,162
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,334
700	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	702
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,777

				9,738

	Hawaii — 2.35%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,741

	Idaho — 2.08%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,539

	Kansas — 0.42%
300	Douglas County Kansas Unified School District 497, GO, Series A	5.00	9/1/17	311

	Maryland — 1.99%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,475

	Massachusetts — 1.00%
600	Massachusetts State, GO, Series A	5.00	3/1/23	738

	Michigan — 1.43%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,062

	Minnesota — 0.59%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	437

	Nebraska — 1.40%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,039

	Nevada — 4.56%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	983
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,411
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	974

				3,368

	New York — 3.43%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,761

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — September 30, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	$778

				2,539

	Ohio — 8.56%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	848
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,983
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,568
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,040
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	886

				6,325

	Oklahoma — 1.59%
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,186

	Pennsylvania — 3.73%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,641
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,128

				2,769

	South Carolina — 1.63%
1,100	Richland County School District No. 2, GO, Series A (SCSDE) (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/20	1,204

	Texas — 16.76%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Insurance/Program BHAC-CR) (Pre-Refunded/Escrowed to Maturity)	5.25	12/1/48	1,446
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	842
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	641
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,867
300	La Porte Texas Independent School District, GO	4.00	2/15/17	303
500	Lewisville Texas Water & Sewer Revenue	3.00	2/15/17	504
650	San Antonio Texas Electric & Gas Systems Revenue, Series D	5.00	2/1/17	659
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/21	547
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,025
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,834
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,930
750	Webb County Texas, GO	4.50	2/15/19	811

				12,409

	Washington — 14.38%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	524
1,000	King County Washington, GO	5.25	1/1/23	1,243
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,656
750	King County Washington Sewer Revenue	5.00	1/1/20	845
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,686
450	Skagit County Washington, GO	4.00	12/1/17	466
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,708
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,892
600	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	624

				10,644

	Wisconsin — 1.68%
1,220	Menomonee Falls Wisconsin School District, GO (NATL-RE/FGIC) (Pre-Refunded/Escrowed to Maturity)	4.75	4/1/21	1,243

	Total Municipal Bonds			69,177

	Mutual Fund — 5.68%
4,205	State Street Institutional Treasury Plus Money Market Fund (a)	0.15		4,205

	Total Mutual Fund			4,205

	Total Investments (cost $69,800) — 99.09%			73,382
	Other assets in excess of liabilities — 0.91%			671

	Net Assets — 100.00%			$74,053

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — September 30, 2016 (Unaudited)

(a)	The rate disclosed is the rate in effect on September 30, 2016.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	93.41%	—	93.41%
Mutual Fund	0.56%	5.12%	5.68%
Other Assets (Liabilities)	0.91%	0.00%	0.91%

Total Net Assets	94.88%	5.12%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments — September 30, 2016 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2016, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The ESG Growth Portfolio and the Catholic SRI Growth Portfolio, however, are currently operating with diversified investment portfolios.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including NASDAQ, are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2016 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$548,684	$—	$—	$548,684
Contingent Rights	—	12	—	12
U.S. Treasury Obligation	—	11	—	11
Time Deposit	—	183	—	183
Exchange-Traded Funds	15,666	—	—	15,666
Mutual Funds	33,082	—	—	33,082
Repurchase Agreement	—	335	—	335

Total Investments	$597,432	$541	$—	$597,973

Other Financial Instruments[1]
Futures	$22	$—	$—	$22
Institutional Value Portfolio
Common Stocks	635,229	—	—	635,229
Contingent Rights	—	20	—	20
U.S. Treasury Obligation	—	10	—	10
Time Deposit	—	1,702	—	1,702
Exchange-Traded Funds	17,514	—	—	17,514
Mutual Funds	42,815	—	—	42,815
Repurchase Agreement	—	1,404	—	1,404

Total Investments	$695,558	$3,136	$—	$698,694

Other Financial Instruments[1]
Futures	$52	$—	$—	$52
Growth Portfolio
Common Stocks	730,146	—	—	730,146
U.S. Treasury Obligation	—	30	—	30
Time Deposit	—	7,216	—	7,216
Mutual Funds	51,493	—	—	51,493
Repurchase Agreement	—	4,736	—	4,736

Total Investments	$781,639	$11,982	$—	$793,621

Other Financial Instruments[1]
Futures	$95	$—	$—	$95

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Common Stocks	$859,380	$—	$—	$859,380
U.S. Treasury Obligation	—	30	—	30
Time Deposit	—	7,208	—	7,208
Mutual Funds	49,346	—	—	49,346
Repurchase Agreement	—	2,697	—	2,697

Total Investments	$908,726	$9,935	$—	$918,661

Other Financial Instruments[1]
Futures	$116	$—	$—	$116
Small Cap-Mid Cap Portfolio
Common Stocks	93,315	—	—	93,315
Contingent Rights	—	—	—	—
Time Deposit	—	5,210	—	5,210
Mutual Funds	6,801	—	—	6,801
Repurchase Agreement	—	213	—	213

Total Investments	$100,116	$5,423	$—	$105,539

Other Financial Instruments[1]
Futures	$92	$—	$—	$92
Institutional Small Cap-Mid Cap Portfolio
Common Stocks	116,396	—	—	116,396
Contingent Rights	—	—	—	—
Time Deposit	—	6,008	—	6,008
Mutual Funds	9,344	—	—	9,344
Repurchase Agreement	—	451	—	451

Total Investments	$125,740	$6,459	$—	$132,199

Other Financial Instruments[1]
Futures	$137	$—	$—	$137
Real Estate Portfolio
Common Stocks	104,752	—	—	104,752
Mutual Funds	12,065	—	—	12,065

Total Investments	$116,817	$—	$—	$116,817

Other Financial Instruments[1]
Futures	$13	$—	$—	$13
Commodity Portfolio
Common Stocks	$396,603	$345,223	$—	$741,826
Preferred Stocks	4,501	945	—	5,446
Right	—	—	—	—
Corporate Bonds	—	23,654	—	23,654
Collateralized Mortgage Obligations	—	1,301	—	1,301
Certificates of Deposit	—	701	—	701
Global Bonds	—	1,282	—	1,282
U.S. Government Agency Securities	—	5,739	—	5,739
U.S. Treasury Obligations	—	2,692	—	2,692
Yankee Dollars	—	4,349	—	4,349
Time Deposit	—	7,880	—	7,880
Exchange-Traded Funds	21,121	—	—	21,121
Mutual Funds	72,026	—	—	72,026
Purchased Options and Swaptions	25	14	—	39
Repurchase Agreements	—	30,176	—	30,176

Total Investments	$494,276	$423,956	$—	$918,232

Other Financial Instruments[1]
Futures	$608	$—	$—	$608
Forward Currency Contracts	—	4	—	4
Written Options and Swaptions	(56)	(5)	—	(61)
Total Return Swap Agreements	—	16	—	16
Interest Rate Swap Agreements	—	(302)	—	(302)
Commodity Forward Swap Agreements	—	3	—	3
Commodity Swap Agreements	—	566	—	566
Variance Swap Agreements	—	33	—	33

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
ESG Growth Portfolio
Common Stocks	$55,617	$70,922	$—	$126,539
Preferred Stock	—	43	—	43
Mutual Fund	208	—	—	208

Total Investments	$55,825	$70,965	—	$126,790

Catholic SRI Growth Portfolio
Common Stocks	$9,377	$11,932	$—	$21,309
Preferred Stock	—	6	—	6
Mutual Fund	68	—	—	68

Total Investments	$9,445	$11,938	—	$21,383

International Portfolio
Common Stocks	$55,058	$1,136,823	$—	$1,191,881
Preferred Stocks	—	16,347	—	16,347
Time Deposit	—	13,914	—	13,914
Mutual Funds	60,518	—	—	60,518
Repurchase Agreement	—	598	—	598

Total Investments	$115,576	$1,167,682	$—	$1,283,258

Other Financial Instruments[1]
Futures	$501	$—	$—	$501
Institutional International Portfolio
Common Stocks	$60,348	$1,832,186	$—	$1,892,534
Preferred Stocks	—	16,183	—	16,183
U.S. Treasury Obligation	—	10	—	10
Time Deposit	—	16,070	—	16,070
Mutual Funds	117,598	54,131	—	171,729
Repurchase Agreement	—	1,371	—	1,371

Total Investments	$177,946	$1,919,951	$—	$2,097,897

Other Financial Instruments[1]
Futures	$870	$—	$—	$870
Emerging Markets Portfolio
Common Stocks	$239,167	$1,221,724	$—	$1,460,891
Preferred Stocks	31,487	18,437	—	49,924
Right	—	—	—	—
Time Deposit	—	8,869	—	8,869
Exchange-Traded Fund	6,109	—	—	6,109
Mutual Funds	108,314	—	—	108,314
Repurchase Agreement	—	9,515	—	9,515

Total Investments	$385,077	$1,258,545	$—	$1,643,622

Other Financial Instruments[1]
Futures	$44	$—	$—	$44
Core Fixed Income Portfolio
Asset Backed Securities	$—	$399	$—	$399
Collateralized Mortgage Obligations	—	1,436	—	1,436
U.S. Government Agency Mortgages	—	23,562	—	23,562
U.S. Government Agency Securities	—	1,030	—	1,030
Corporate Bonds	—	29,887	—	29,887
U.S. Treasury Obligations	—	15,438	—	15,438
Yankee Dollars	—	5,844	—	5,844
Time Deposit	—	44	—	44
Mutual Funds	15,753	—	—	15,753

Total Investments	$15,753	$77,640	$—	$93,393

TBA Sale Commitments	$—	$(719)	$—	$(719)

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Fixed Opportunity Portfolio
Asset Backed Security	$—	$2,546	$—	$2,546
Bank Loan Obligation	—	2,296	—	2,296
Collateralized Mortgage Obligations	—	122,757	—	122,757
U.S. Government Agency Mortgages	—	3,846	—	3,846
Corporate Bonds	—	339,373	—	339,373
Yankee Dollars	—	72,783	—	72,783
Preferred Stock	139	—	—	139
Time Deposit	—	8,909	—	8,909
Exchange-Traded Fund	36,384	—	—	36,384
Mutual Funds	36,417	—	—	36,417
Repurchase Agreement	—	1,105	—	1,105

Total Investments	$72,940	$553,615	$—	$626,555

Other Financial Instruments[1]
Futures	$(3)	$—	$—	$(3)
Forward Currency Contracts	—	—	—	—
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$10,244	$—	$10,244
Corporate Bond	—	270	—	270
U.S. Treasury Obligations	—	160,558	—	160,558
Yankee Dollar	—	144	—	144
Time Deposit	—	265	—	265
Mutual Fund	36,566	—	—	36,566

Total Investments	$36,566	$171,481	$—	$208,047

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$316,085	$—	$316,085
Mutual Fund	17,269	—	—	17,269

Total Investments	$17,269	$316,085	$—	$333,354

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$170,879	$—	$170,879
Yankee Dollars	—	34,631	—	34,631
Mutual Funds	43,894	—	—	43,894

Total Investments	$43,894	$205,510	$—	$249,404

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,354	$—	$2,354
Collateralized Mortgage Obligations	—	9,105	—	9,105
U.S. Government Agency Mortgages	—	162,537	—	162,537
Yankee Dollars	—	599	—	599
Mutual Fund	24,310	—	—	24,310

Total Investments	$24,310	$174,595	$—	$198,905

TBA Sale Commitments	$—	$(4,241)	$—	$(4,241)
Short-Term Municipal Portfolio
Municipal Bonds	$—	$17,966	$—	$17,966
Mutual Fund	284	—	—	284

Total Investments	$284	$17,966	$—	$18,250

Intermediate Municipal Portfolio
Municipal Bonds	$—	$378,036	$—	$378,036
Time Deposit	—	2,925	—	2,925
Mutual Fund	20,552	—	—	20,552

Total Investments	$20,552	$380,961	$—	$401,513

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$69,177	$—	$69,177
Mutual Fund	4,205	—	—	4,205

Total Investments	$4,205	$69,177	$—	$73,382

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers as of September 30, 2016.

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At September 30, 2016, all restricted securities were deemed liquid.

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

F.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts:    Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts:    Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Purchased Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Written Options Contracts:    Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Commodity Portfolio had the following transactions in written call and put options during the quarter ended September 30, 2016:

	Number of Contracts	Notional (000)[1]	Premiums Received (000)
Options outstanding at June 30, 2016	(31)	$(1,130)	$(88)
Options written	(39)	—	(9)
Options exercised	—	—	—
Options expired	27	1,030	5
Options closed	22	—	30

Options outstanding at September 30, 2016	(21)	$(100)	$(62)

[1]	Includes foreign currency options and swaptions.

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — September 30, 2016 (Unaudited)

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at September 30, 2016 is disclosed in the swap tables included in the Portfolios of Investments.

H.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

I.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

J.    Securities Lending.    Certain of the Portfolios may lend from their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at September 30, 2016 are presented in the Portfolios of Investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) — September 30, 2016 (Unaudited)

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

K.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

3.    FEDERAL INCOME TAXES.    As of September 30, 2016, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Value Portfolio	$535,954	$82,896	$(20,877)	$62,019
Institutional Value Portfolio	627,928	91,268	(20,502)	70,766
Growth Portfolio	585,619	222,476	(14,474)	208,002
Institutional Growth Portfolio	670,912	266,935	(19,186)	247,749
Small Cap Mid-Cap Portfolio	82,937	27,187	(4,585)	22,602
Institutional Small Cap-Mid Cap Portfolio	98,086	36,989	(2,876)	34,113
Real Estate Portfolio	95,338	22,386	(907)	21,479
Commodity Returns Strategy Portfolio	772,695	176,600	(31,063)	145,537
ESG Growth Portfolio	126,959	8,006	(8,175)	(169)
Catholic SRI Growth Portfolio	19,260	2,550	(427)	2,123
International Portfolio	1,275,779	102,275	(94,796)	7,479
Institutional International Portfolio	2,054,180	186,717	(143,000)	43,717
Emerging Markets Portfolio	1,692,699	137,496	(186,573)	(49,077)
Core Fixed Income Portfolio	91,061	2,434	(102)	2,332
Fixed Opportunity Portfolio	614,352	23,880	(11,677)	12,203
U.S. Government Fixed Income Portfolio	201,248	7,091	(292)	6,799
Inflation Protected Portfolio	320,113	13,624	(383)	13,241
U.S. Corporate Fixed Income Portfolio	241,935	7,847	(378)	7,469
U.S. Mortgage/Asset Backed Fixed Income Portfolio	194,709	4,296	(100)	4,196
Short-Term Municipal Portfolio	18,113	145	(8)	137
Intermediate Municipal Portfolio	392,979	12,686	(4,152)	8,534
Intermediate Municipal II Portfolio	69,800	3,594	(12)	3,582

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax accretion methods for market discount, and an in-kind purchase by an investor that, for tax purposes, created a controlling interest in a Portfolio.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 29, 2016

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date November 29, 2016